33-14905
             Filed with the Securities and Exchange Commission
                           September 5, 2003

                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [x]

      Pre-Effective Amendment No.       [ ]
    Post-Effective Amendment No. 56   [X]

                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
       Amendment No. 58                  [X]

(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM  87501
(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code
(505) 984-0200

Garrett Thornburg
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
(Name and Address of Agent for Service

 Approximate Date of Proposed Public Offering November 4, 2003.
                                                 ------------------
It is proposed that this filing will become effective (check appropriate box):

    [ ]  Immediately upon filing pursuant to paragraph (b)
    [ ]  On [date] pursuant to paragraph (b)
    [X]  60 days after filing pursuant to paragraph (a)
    [ ]  On [date] pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         THORNBURG INVESTMENT TRUST

    (i)    Thornburg Limited Term U.S. Government Fund
    (ii)   Thornburg Intermediate Municipal Fund
    (iii)  Thornburg New Mexico Intermediate Municipal Fund
    (iv)   Thornburg Limited Term Income Fund
    (v)    Thornburg Florida Intermediate Municipal Fund
    (vi)   Thornburg Value Fund
    (vii)  Thornburg International Value Fund
    (viii) Thornburg New York Intermediate Municipal Fund
    (ix)   Thornburg Core Growth Fund
    (x)    Thornburg Investment Income Builder Fund



                                CONTENTS

Facing Sheet

Contents

Cross Reference Sheets    (Thornburg Intermediate Municipal Fund
                          [Class A and Class C shares];
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A shares and Class D shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares];
                          (Thornburg Limited Term U.S. Government Fund
                          [Class A shares, Class B and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])
                          Thornburg Value Fund [Class A shares, Class B shares and
                          Class C shares]; Thornburg International Value Fund
                          [Class A shares, Class B shares and Class C shares];
                          Thornburg Core Growth Fund [Class A shares and
                          Class C shares];
                          Thornburg Investment Income Builder Fund
                          [Class A shares and Class C shares]

Cross Reference Sheets    (Thornburg Intermediate Municipal Fund
                          [Institutional Class]; Thornburg Limited Term U.S.
                          Government Fund [Institutional Class]; Thornburg
                          Limited Term Income Fund [Institutional Class];
                          Thornburg Value Fund [Institutional Class]);
                          Thornburg International Value Fund [Institutional
                          Class])
                          Thornburg Core Growth Fund [Institutional Class];
                          Thornburg Investment Income Builder Fund
                          [Institutional Class]


Cross Reference Sheets    (Thornburg Investment Income Builder Fund [Class A
                          and Class C shares])

Cross Reference Sheets    (Thornburg Limited Term U.S. Government Fund [Class
                          R-1 Shares]; Thornburg Limited Term Income Fund
                          [Class R-1 Shares]; Thornburg Value Fund [Class R-1
                          Shares]; Thornburg International Value Fund [Class
                          R-1 Shares]; Thornburg Core Growth Fund [Class R-1
                          Shares]; Thornburg Investment Income Builder Fund
                          [Class R-1 Shares])

Prospectus                (Thornburg Intermediate Municipal Fund;
                          [Class A and Class C shares]
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A and Class D shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares])
                          (Thornburg Limited Term U.S. Government Fund
                          [Class A shares, Class B and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])
                          (Thornburg Value Fund [Class A shares, Class B shares and
                          Class C shares]; Thornburg International Value Fund
                          [Class A shares, Class B shares and Class C shares]; Thornburg Core Growth Fund [Class A Shares and Class C Shares])
                          Thornburg Investment Income Builder Fund
                          [Class A and Class C shares];

Prospectus                (Thornburg Intermediate Municipal Fund
                          [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class Shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares];
                          Thornburg Value Fund [Institutional Class shares];
                          Thornburg International Value Fund [Institutional
                          Class Shares]);
                          Thornburg Core Growth Fund [Institutional Class shares]; Thornburg Investment Income Builder Fund
                          [Institutional Class Shares])


Prospectus                (Thornburg Investment Income Builder Fund [Class A
                          and Class C shares])

Prospectus                (Thornburg Limited Term U.S. Government Fund [Class
                          R-1 Shares]; Thornburg Limited Term Income Fund
                          [Class R-1 Shares]; Thornburg Value Fund [Class R-1
                          Shares]; Thornburg International Value Fund [Class
                          R-1 Shares]; Thornburg Core Growth Fund [Class R-1
                          Shares]; Thornburg Investment Income Builder Fund
                          [Class R-1 Shares])

Statement of Additional   (Thornburg Limited Term U.S. Government Fund
Information               [Class A shares, Class B and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])
                          (Thornburg Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A and Class D shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares])
                          (Thornburg Value Fund [Class A shares, Class B shares and
                          Class C shares]; Thornburg International Value Fund
                          [Class A shares, Class B shares and Class C shares]; Thornburg Core Growth Fund [Class A Shares and Class C Shares];
                          Thornburg Investment Income Builder Fund [Class A and Class C shares])


Statement of Additional
Information               (Thornburg Intermediate Municipal Fund
                          [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares]; and
                          Thornburg Value Fund
                          [Institutional Class shares]; Thornburg
                          International Value Fund [Institutional Class
                          Shares])
                          Thornburg Core Growth Fund [Institutional Class
                          Shares]; Thornburg Investment Income Builder Fund
                          [Institutional Class Shares]

Statement of Additional   Thornburg Investment Income Builder Fund [Class A
Information               and Class C shares]

Statement of Additional  (Thornburg Limited Term U.S. Government Fund [Class
Information               R-1 Shares]; Thornburg Limited Term Income Fund
                          [Class R-1 Shares]; Thornburg Value Fund [Class R-1
                          Shares]; Thornburg International Value Fund [Class
                          R-1 Shares]; Thornburg Core Growth Fund [Class R-1
                          Shares]; Thornburg Investment Income Builder Fund
                          [Class R-1 Shares])
Part C

Signature Page

Exhibits

                     THORNBURG INVESTMENT TRUST
                       CROSS REFERENCE SHEETS
                         ("Thornburg Funds"
        [Class A Shares, Class B Shares, Class C Shares and
                          Class D Shares])
                Thornburg Intermediate Municipal Fund
          Thornburg New Mexico Intermediate Municipal Fund
           Thornburg Florida Intermediate Municipal Fund
           Thornburg New York Intermediate Municipal Fund
            Thornburg Limited Term U.S. Government Fund
                 Thornburg Limited Term Income Fund
                        Thornburg Value Fund
                  Thornburg International Value Fund
                      Thornburg Core Growth Fund
                 Investment Income Builder Fund


Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . .Investment Goals
 (b). . . . . . . . . . . Principal Investment Strategy
 (c). . . . . . . . . .Principal Risks/Past Performance
3 . . . . . . . . . . . . . . . . . . Fees and Expenses
4 . . . . . . . . . . . Principal Investment Strategies
5 . . . . . . . . . . . . . . . . . . .(Annual Reports)
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . (Not Applicable)
7(a) . . . . . .OPENING AN ACCOUNT - BUYING FUND SHARES
 (b) . . . . . OPENING AN ACCOUNT - BUYING FUND SHARES;
                                           Buying Class
                       A Shares; Buying Class C Shares;
                                  Buying Class D Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . (Not Applicable)
8(a) . . . . . . . . . . . . . . . . BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (c) . . . . . . . . . . . . . . . . BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
12(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . .(Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . .(Not Applicable)
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . .Prospectus; DETERMINATION OF NET ASSET VALUE
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
        Thornburg Intermediate Municipal Fund
                 [Institutional Class]
      Thornburg Limited Term U.S. Government Fund
                 [Institutional Class]
          Thornburg Limited Term Income Fund
                 [Institutional Class]
                 Thornburg Value Fund
                 [Institutional Class]
           Thornburg International Value Fund
                 [Institutional Class]
              Thornburg Core Growth Fund
                    [Institutional Class]
           Thornburg Investment Income Builder Fund
                    [Institutional Class]



Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . .Investment Goals
 (b). . . . . . . . . . . Principal Investment Strategy
 (c). . . . . . . . . .Principal Risks/Past Performance
3 . . . . . . . . . . . . . . . . . . Fees and Expenses
4 . . . . . . . . . . . Principal Investment Strategies
5 . . . . . . . . . . . . . . . . . . .(Annual Reports)
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . (Not Applicable)
7(a) . . . . . .OPENING AN ACCOUNT - BUYING FUND SHARES
 (b) . . . . . OPENING AN ACCOUNT - BUYING FUND SHARES;
                                           Buying Class
                       A Shares; Buying Class C Shares;
                                  Buying Class D Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . (Not Applicable)
8(a) . . . . . . . . . . . . . . . . BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (c) . . . . . . . . . . . . . . . . BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
12(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . .(Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . .(Not Applicable)
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . . . . . . . . . . . . . . . . . . .Prospectus
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)

                 THORNBURG INVESTMENT TRUST
                   CROSS REFERENCE SHEETS
           Thornburg Investment Income Builder Fund
                 [Class A and Class C shares]

Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . .Investment Goals
 (b). . . . . . . . . . . Principal Investment Strategy
 (c). . . . . . . . . .Principal Risks/Past Performance
3 . . . . . . . . . . . . . . . . . . Fees and Expenses
4 . . . . . . . . . . . Principal Investment Strategies
5 . . . . . . . . . . . . . . . . . . .(Annual Reports)
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . (Not Applicable)
7(a) . . . . . .OPENING AN ACCOUNT - BUYING FUND SHARES
 (b) . . . . . OPENING AN ACCOUNT - BUYING FUND SHARES;
                                           Buying Class
                       A Shares; Buying Class C Shares;
(c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . (Not Applicable)
8(a) . . . . . . . . . . . . . . . . BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (c) . . . . . . . . . . . . . . . . BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .    (Not Applicable)

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . .ORGANIZATION OF THE FUND
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
12(a) . . . . . . . . . . . . .ORGANIZATION OF THE FUND
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . .(Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . .(Not Applicable)
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . . . . . . . . . . . . . . . . . . .Prospectus
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)

                 THORNBURG INVESTMENT TRUST
                   CROSS REFERENCE SHEETS
    ("Thornburg Retirement Plan Shares" [Class R-1 Shares])
         Thornburg Limited Term U.S. Government Fund
           Thornburg Limited Term Income Fund
                    Thornburg Value Fund
              Thornburg International Value Fund
                  Thornburg Core Growth Fund
          Thornburg Investment Income Builder Fund



Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . .Investment Goals
 (b). . . . . . . . . . Principal Investment Strategies
 (c). . . . . . . . . .Principal Risks/Past Performance
3 . . . . . . . . . . . . . . . . . . Fees and Expenses
4 . . . . . . . . . . . Principal Investment Strategies
5 . . . . . . . . . . . . . . . . . . .(Annual Reports)
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . (Not Applicable)
7(a) . . . . . .OPENING AN ACCOUNT - BUYING FUND SHARES
 (b) . . . . . OPENING AN ACCOUNT - BUYING FUND SHARES;
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . (Not Applicable)
8(a) . . . . . . . . . . . . . . . . BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (c) . . . . . . . . . . . . . . . . BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .    (Not Applicable)

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
12(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . .(Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . .(Not Applicable)
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . . . . . . . . . . . . . . . . . . .Prospectus
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)


OUTSIDE FRONT COVER
THORNBURG FUNDS
Prospectus                                  THORNBURG INVESTMENT MANAGEMENT
November 1, 2003



          Thornburg Limited Term Municipal Fund National Portfolio
                       ("Limited Term National Fund")
         Thornburg Limited Term Municipal Fund California Portfolio
                      ("Limited Term California Fund")
                  Thornburg Intermediate Municipal Fund
                       ("Intermediate National Fund")
               Thornburg New Mexico Intermediate Municipal Fund
                       ("Intermediate New Mexico Fund")
                Thornburg Florida Intermediate Municipal Fund
                        ("Intermediate Florida Fund")
                Thornburg New York Intermediate Municipal Fund
                        ("Intermediate New York Fund")

               Thornburg Limited Term U.S. Government Fund
                            ("Government Fund")
                      Thornburg Limited Term Income Fund
                              ("Income Fund")

                           Thornburg Value Fund
                              ("Value Fund")
                     Thornburg International Value Fund
                        ("International Value Fund")
                         Thornburg Core Growth Fund
                              ("Growth Fund")
                    Thornburg Investment Income Builder Fund
                          ("Income Builder Fund")








These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.

Limited Term National Fund and Limited Term California Fund are separate investment portfolios of Thornburg Limited Term Municipal Fund, Inc.

Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund and Growth Fund are separate investment portfolios of Thornburg Investment Trust.


                              TABLE OF CONTENTS

4          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

6          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

8          Intermediate National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

10         Intermediate New Mexico Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

12         Intermediate Florida Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

14         Intermediate New York Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

16         Government Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

18         Income Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

20         Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

22         International Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

24         Core Growth Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of the Fund
              Fees and Expenses

24         Income Builder Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of the Fund
              Fees and Expenses


24         Additional Information About Fund Investments,
           Investment Practices and Risks

27         Potential Advantages of Investing in a Fund

27         Opening On Account - Buying Fund Shares

31         Selling Fund Shares

33         Investor Services

34         Transaction Details

35         Dividends and Distributions

35         Taxes

37         Organization of the Funds

37         Investment Adviser

38         Financial Highlights

Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page 26. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase.
 The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a consistent maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Limited Term National Fund Annual Total Returns Class A Shares
---------------------------------------------------------------
15%

10%               9.97                                      7.40
      8.81                                     6.81
 5%                           5.47
                        3.97        4.80              4.82
 0%
            -1.48
-3                                        0.34
      1993  1994  1995  1996  1997  1998  1999  2000  2001  2002

Highest quarterly results for time period shown: 3.56% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: -2.10% (quarter ended
3/31/94).


Year-to-date return for Class A shares: ___% (period ended 9/30/03).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Limited Term National Fund Average Annual Total Returns
-----------------------------------------------------
  (periods ended 12/31/02)
                     One Year    Five Years     Ten Years
                     --------    ----------     ---------

Return Before Taxes    5.82%       4.48%          4.88%

Return After Taxes
on Distributions       5.82%       4.48%          4.88%

Return After Taxes on
Distributions and Sale
of Fund Shares         4.96%       4.42%          4.81%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 9.26%       5.91%          5.88%

Class C Shares
--------------
                                                Since Inception
                     One Year    Five Years     9/1/94
                     --------    ----------     --------------
Return Before Taxes    6.57%       4.41%            4.60%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 9.26%       5.91%            6.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C returns because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
                                                      Class A    Class C
                                                      -------    -------
     Shareholder Fees (fees paid directly from your Investment)

     Maximum Sales Charge (Load) on                    1.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) on
       Redemptions                                     0.50%(1)  0.50%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

Thornburg Limited Term Municipal Fund-National Portfolio

                                              Class A    Class C
                                              -------    -------
     Management Fee                             .43        .43%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .25%       .25%
                                                ----      -----
           Total Annual Operating Expenses      .93%      1.68%(3)


(1) Imposed only on redemptions of any part or all of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.38%. Reimbursement of expenses and waiver of these fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $243     $442     $657    $1,276
     Class C Shares      221      530      913     1,987

You would pay the following expenses if you did not redeem your Class C shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class C Shares    $ 171   $  530   $  913   $  1,987

Limited Term California Fund

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page 26. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase.
 The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A recessionary economy, increases in governmental expenditures and possible declines in the growth of governmental revenues could impair the ability of some governmental issuers to meet their debt payment obligations. Moreover, the effects of electricity rate increases on the state's economy, and the state's commitments for electricity purchases may have a negative impact on outstanding and future obligations of California State and local governments. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The index is a model portfolio of municipal general obligations bonds throughout the United States, with a constant maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account.

The following are presented as bar graphs in the Prospectus
Limited Term California Fund Annual Total Returns Class A Shares
--------------------------------------------------------------------------

15%
                                                                 6.38
10%   8.21         10.27
                                 5.84                 6.26
 5%                       4.31         4.97
                                                            4.27
 0%
           -2.13                               0.48
-3   1993   1994   1995   1996   1997   1998   1999  2000   2001  2002

Highest quarterly results for time period shown: 3.77% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: -2.08% (quarter ended
3/31/94).

Year-to-date return for Class A shares: ___% (period ended 9/30/03).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Limited Term California Fund Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/02)

                     One Year    Five Years     Ten Years
                     --------    ----------     ---------

Return Before Taxes    4.82%       4.13%          4.67%

Return After Taxes
on Distributions       4.82%       4.13%          4.67%

Return After Taxes on
Distributions and Sale
of Fund Shares         4.25%       4.10%          4.61%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 9.26%       5.91%          5.88%

Class C Shares
--------------
                                                Since Inception
                     One Year    Five Years     9/1/94
                     --------    ----------     ----------------
Return Before Taxes    5.50%       4.02%             4.43%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 9.26%       5.91%             6.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                               Limited Term Municipal Funds
                                                     Class A    Class C
                                                     -------    -------
 Maximum Sales Charge (Load) on Purchases             1.50%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions     0.50%(1)  0.50%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Limited Term Municipal Fund-California Portfolio

                                              Class A    Class C
     Management Fee                             .50%       .50%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .27%       .30%
                                                ----      -----
           Total Annual Operating Expenses     1.02%(3)   1.80%(3)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of the purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.40%. Waiver of fees and reimbursement of expenses may be terminated at any time.


Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $252    $470     $705     $1,379
     Class C Shares       233     566      975      2,116

You would pay the following expenses if you did not redeem your Class C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $183    $566     $975     $2,116

Intermediate National Fund

Investment Goals
----------------

The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.
 The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page 26. The Fund's investment portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax, because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Intermediate National Fund Annual Total Returns Class A Shares
--------------------------------------------------------------------------

15%
     12.29        13.22
10%                                                                  8.13
                                 7.20   5.47          6.91
 5%                                                          4.81
                          4.45
 0%                                            -1.98
             -2.48
-3
     1993   1994   1995   1996   1997   1998    1999   2000   2001  2002

Highest quarterly results for time period shown: 4.91% (quarter ended
3/31/95)
Lowest quarterly results for time period shown: -3.33% (quarter ended
3/31/94).


Year-to-date return for Class A shares: ___% (period ended 9/30/03).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Intermediate National Fund Average Annual Total Returns
-------------------------------------------------------
   (periods ended 12/31/02)

                     One Year    Five Years     Ten Years
                     --------    ----------     ---------

Return Before Taxes    5.93%       4.18%          5.47%

Return After Taxes
on Distributions       5.93%       4.18%          5.47%

Return After Taxes on
Distributions and Sale
of Fund Shares         5.26%       4.23%          5.39%

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                11.46%       6.50%          6.76%

Class C Shares
--------------
                                               Since Inception
                     One Year    Five Years    9/1/94
                     --------    ----------    ----------------
Return Before Taxes    7.11%       4.18%            5.04%

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                11.46%       6.50%            7.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A    Class C
                                                      -------    -------
  Maximum Sales Charge (Load) on Purchases             2.00%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) on
     Redemptions                                       0.50%(1)  0.60%(2)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Intermediate Municipal Fund
                                                    Class A    Class C
                                                    -------    -------
     Management Fee                                   .50%       .50%
     Distribution and Service (12b-1) Fees            .24%      1.00%
     Other Expenses                                   .26%       .30%
                                                     -----      -----
            Total Annual Fund Operating Expenses     1.00%(3)   1.80%(3)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.40%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $300    $512     $741     $1,400
     Class C Shares       243     566      975      2,116


You would pay the following expenses if you did not redeem your Class C shares:


                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $183    $566     $975     $2,116

Intermediate New Mexico Fund

Investment Goals
----------------

The primary investment goal of Intermediate New Mexico Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of New Mexico and its agencies, and by New Mexico local governments and their agencies. Thornburg Investment Management, Inc. Thornburg actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page 26. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New Mexico which are exempt from New Mexico and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New Mexico or issued by United States territories or possessions. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal or New Mexico income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity.
 The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal and New Mexico income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in New Mexico, the Fund's share value may be more sensitive to adverse economic or political developments in that state. Revenues of the state and certain political subdivisions may be particularly dependent in some periods on fluctuating natural resource severance taxes federal funding of research facilities such as Los Alamos and Sandia Laboratories, and a relatively undiversified economy in some regions. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus Intermediate New Mexico Fund Annual Total Returns Class A Shares
-----------------------------------------------------------------
15%
     10.31        11.15
10%                                                               7.25
                                 6.49                 6.57
 5%                       4.20          4.89                4.53
                                               -0.05
 0%

-3         -1.91
     1993   1994   1995   1996   1997   1998   1999   2000  2001  2002

Highest quarterly results for time period shown: 4.43% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: -2.91% (quarter ended
3/31/94).


Year-to-date return for Class A shares: ___% (period ended 9/30/03).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Intermediate New Mexico Fund Average Annual Total Returns
-------------------------------------------------------
   (periods ended 12/31/02)

                     One Year    Five Years     Ten Years
                     --------    ----------     ---------

Return Before Taxes    5.06%       4.19%          5.06%

Return After Taxes
on Distributions       5.06%       4.19%          5.06%

Return After Taxes on
Distributions and Sale
of Fund Shares         4.61%       4.22%          5.00%

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                11.46%       6.50%          6.76%

Class D Shares
--------------
                                 Since Inception
                     One Year    6/1/99
                     --------    ----------------
Return Before Taxes    6.94%        4.65%

Merrill Lynch Index
(reflects no deduction
for fees, expenses, or
taxes)                11.46%        7.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class D shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                               Class A    Class D
                                               -------    -------
Maximum Sales Charge (Load) on Purchases        2.00%      none
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)on
  Redemptions                                   0.50%(1)   none
 (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg New Mexico Intermediate Municipal Fund

                                                    Class A   Class D
                                                    -------   -------
     Management Fee                                   .50%      .50%
     Distribution and Service (12b-1) Fees            .24%     1.00%
     Other Expenses                                   .26%      .50%
                                                     -----     -----
            Total Annual Fund Operating Expenses     1.00%(2)  2.00%(2)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and Class D expenses do not exceed 1.25%. Reimbursement of expenses and waivers of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $300    $512       $741   $1,400
     Class D Shares       203     627      1,078    2,327

Intermediate Florida Fund

Investment Goals
----------------

The primary investment goal of Intermediate Florida Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The Fund also seeks exemption of its shares from the Florida "intangibles" tax on securities owned by individuals. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of Florida and its agencies, and by Florida local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page 26. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may preclude the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in Florida, and normally invests 100% of its assets in municipal obligations originating in Florida or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal income tax and the Florida intangibles tax could apply.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, a greater risk of default. Because the Fund invests primarily in obligations originating in Florida, the Fund's share value may be more sensitive to adverse political or economic developments in that state. Rapid growth in Florida has increased the need for educational facilities and other government infrastructure. Although recent government revenues have increased, revenue growth has slowed, and over-dependence on the sales tax increases the vulnerability to recession and possible slower growth in the tax base. A portion of the Fund's dividends may be subject to the federal alternative minimum tax.
The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
---------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus Intermediate Florida Fund Annual Total Returns Class A Shares
-----------------------------------------------------------
15%
     12.19
10%
                    7.28                7.50         7.31
 5%                       5.18                 5.77
            4.67
 0%                             -1.12

-3
     1995   1996   1997   1998   1999   2000   2001   2002

Highest quarterly results for time period shown: 4.68% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: -1.37% (quarter ended
6/30/99).


Year-to-date return for Class A shares: ___% (period ended 9/30/03).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Intermediate Florida Fund Average Annual Total Returns
----------------------------------------------------
(periods ended 12/31/02)
                                                Since Inception
                     One Year    Five Years     2/1/94
                     --------    ----------     ----------------

Return Before Taxes    5.14%       4.46%          4.91%

Return After Taxes
on Distributions       5.14%       4.46%          4.91%

Return After Taxes on
Distributions and Sale
of Fund Shares         4.73%       4.44%          4.86%

Merrill Lynch
(reflects no deduction
for fees, expenses, or
taxes)                11.46%       6.50%          6.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge (Load) on Purchases          2.00%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load)on
      Redemptions                                      0.50%(1)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Florida Intermediate Municipal Fund
                                                    Class A
                                                    -------
     Management Fee                                   .50%
     Distribution and Service (12b-1) Fees            .25%
     Other Expenses                                   .31%
                                                     -----
            Total Annual Fund Operating Expenses     1.06(2)

(1) Imposed only on redemptions of any part or all of a purchases of $1 million or more within 12 months of purchase.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .84%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $306    $530     $773     $1,468

Intermediate New York Fund

Investment Goals
----------------

The primary investment goal of Intermediate New York Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by New York State and its agencies, and by New York State Local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed beginning on page 26. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Although the Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.
The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New York State which are exempt from New York State and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New York or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or New York income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal and New York State and City income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. The effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in New York, the Fund's share value may be more sensitive to adverse economic or political developments in that state. New York City and New York State revenues have slowed dramatically in the current fiscal year. The current recession, the events of September 11, 2001, and adverse conditions which have affected specific industries such as financial services may have a significant negative impact on New York City and New York State public finance. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Intermediate New York Fund Annual Total Returns Class A Shares
-------------------------------------------------------------
15%

10%
                          8.31           6.72
 5%         5.88                   5.26
                     .32
 0%  3.13

-3%

     1997   1998   1999   2000   2001   2002

Highest quarterly results for time period shown: 3.26% (quarter ended
12/31/02).
Lowest quarterly results for time period shown: -1.53% (quarter ended
6/30/99).

Year-to-date return for Class A shares: ___% (period ended 9/30/03).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Intermediate New York Fund Average Annual Total Returns
------------------------------------------------------
(periods ended 12/31/02)

Class A Shares
--------------
                                            Since Inception
                     One Year  Five Years   9/5/97
                     --------  ----------   ----------------
Return Before Taxes    4.71%     4.75%       5.04%

Return After Taxes
on Distributions       4.67%     4.74%       5.03%

Return After Taxes on
Distributions and Sale
of Fund Shares         4.56%     4.76%       5.03%

Merrill Lynch
(reflects no deduction
for fees, expenses, or
taxes)                11.46%     6.50%       6.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge (Load) on Purchases          2.00%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load)on
      Redemptions                                      0.50%(1)
     (as a percentage of redemption proceeds or original purchase price, whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg New York Intermediate Municipal Fund

                                                      Class A
                                                      -------
     Management Fee                                     .50%
     Distribution and Service (12b-1) Fees              .25%
     Other Expenses                                     .35%
                                                       -----
            Total Annual Fund Operating Expenses       1.10%(2)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .87%. Reimbursement of expenses may be terminated at any time.


Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $310    $543      $794    $1,513

Limited Term U.S. Government Fund

Investment Goals
-----------------

The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of The Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
---------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's investments in pursuing the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analyses. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in (i) obligations issued or guaranteed by the United States Government or its agencies, instrumentalities, or authorities, (ii) repurchase agreements secured by such obligations, and (iii) participations having economic characteristics similar to such obligations. "Participations" are undivided interests in pools of securities where the underlying government credit support passes through to the participants. Securities issued by agencies also may include "Ginnie Mae," "Freddie Mac," and Fannie Mae" certificates, collateralized mortgage obligations (CMOs), and other mortgage-backed securities.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage-backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. Although the Fund will acquire obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. Government.

Some investments owned by the Fund are not issued by the U.S. Government and may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of those securities.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Lehman Brothers Intermediate Government Bond Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. No figures are shown for Class B shares, because Class B shares have been available for less than a full calendar year.

The following are presented as bar graphs in the Prospectus
Limited Term U.S. Government Fund Annual Total Returns For Class A Shares
---------------------------------------------------------------------------
20%

15%
                  12.98                                         10.39
10%                                                  9.62
                                      6.99                 7.17
 5%  6.19                       6.58
                         4.29
  0%                                          0.22
          -2.07
-5
    1993   1994   1995   1996   1997   1998   1999   2000  2001  2002

Highest quarterly results for time period shown: 5.22% (quarter ended
9/30/02).
Lowest quarterly results for time period shown: -1.52% (quarter ended
3/31/94).


Year-to-date return for Class A shares: ___% (period ended 9/30/03).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and returns would be less if the charge was taken into account.

Limited Term U.S. Government Fund Average Annual Total Returns
---------------------------------------------------------------
(periods ended 12/31/02)

Class A Shares
--------------

                     One Year    Five Years     Ten Years
                     --------    ----------     ---------

Return Before Taxes    8.74%       6.49%          5.99%

Return After Taxes
on Distributions       6.92%       4.33%          3.70%

Return After Taxes on
Distributions and Sale
of Fund Shares         5.31%       4.10%          3.62%

Lehman Intermediate
Government Bond Index
(reflects no deduction
for fees, expenses, or
taxes)                 9.63%       7.44%          6.91%

Class C Shares
--------------
                                                Since Inception
                     One Year    Five Years     9/1/94
                     --------    ----------     ----------------
Return Before Taxes    9.57%       6.43%             6.39%

Lehman Intermediate
Government Bond Index
(reflects no deduction
for fees, expenses, or
taxes)                 9.63%       7.44%             7.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax r3.7rns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

No return figures are shown for Class B shares because Class B shares have been available for less than a full calendar year.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------

Limited Term U.S. Government Fund               Class A   Class B  Class C
                                                -------   -------  -------
Maximum Sales Charge (Load) imposed on           1.50%    none      none
purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a       0.50%(1) 5.00%(2) 0.50%(3)
percentage of the lesser of redemption proceeds or original offering price)

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

 Limited Term U.S. Government                Class A   Class B   Class C
     Management Fee                             .38%      .38%     .38%
     Distribution and Service (12b-1) Fees      .24%     1.00%    1.00%
     Other Expenses                             .31%     1.61%     .40%
                                             _______   _______   _______
     Total Annual Fund Operating Expenses       .93%     2.99%(4) 1.78%(4)

(1) Imposed only on redemptions of any part or all of a purchase greater than $1 million within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within 12 months of purchase.
(4) Other expenses are estimated for Class B shares for the current fiscal year, before expense reimbursements. Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class B expenses do not exceed 1.40%, and so that Class C expenses do not exceed 1.40%. Reimbursement of expenses and waiver of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reimbursement of dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $243   $  442   $  657     $1,276
     Class B Shares       802    1,274    1,772      3,308
     Class C Shares       231      560      964      2,095

You would pay the following expenses if you did not redeem your Class B or C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class B Shares      $302     $924   $1,572     $3,308
     Class C Shares       181      560      964      2,095

Limited Term Income Fund

Investment Goals
----------------

The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio in attempting to meet the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations.
 However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. Government, and its agencies and instrumentalities, and (ii) debt securities rated at the time of purchase in one of the three highest ratings of Standard & Poor's Corporation or Moody's Investor Services, Inc., or if not rated, judged to be of comparable quality by Thornburg. Debt securities the Fund may purchase include corporate debt obligations, GNMA certificates mortgage backed securities, other asset-backed securities, municipal obligations, and commercial paper and bankers' acceptances. Securities ratings are discussed beginning on page 26. The Fund emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases, when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
-----------------------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage and asset backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of these Securities. Additionally, foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability to sell foreign investments and reduced legal protections for investments.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Lehman Intermediate Government/Corporate Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government and corporate debt obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Limited Term Income Fund Annual Total Returns for Class A Shares
----------------------------------------------------------------------------
20%

15%               15.42

10% 9.57                                                            8.71
                          7.58           6.40          9.48
 5%                              5.58                         8.16
                                                0.38
 0%

-5        -3.07
   1993    1994    1995    1996    1997    1998    1999   2000   2001  2002

Highest quarterly results for time period shown: 4.87% (quarter ended
6/30/95).
Lowest quarterly results for time period shown: -2.45% (quarter ended
12/31/94).


Year-to-date return for Class A shares: ___% (period ended 9/30/03).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and the returns would be less if the charge was taken into account.

Average Annual Total Returns
----------------------------
(periods ended 12/31/02)

Class A Shares
--------------       One Year    Five Years    Ten Years
                     --------    ----------    ---------

Return Before Taxes    7.08%       6.25%          6.55%

Return After Taxes
on Distributions       5.16%       3.91%          4.10%

Return After Taxes on
Distributions and Sale
of Fund Shares         4.29%       3.80%          4.00%

Lehman Intermediate
Govt/Corp. Index
(reflects no deduction
for fees, expenses, or
taxes)                 9.82%       7.48%          7.07%


Class C Shares
--------------
                                                Since Inception
                     One Year    Five Years     9/1/94
                     --------    ----------     ----------------
Return Before Taxes    7.80%       6.17%          6.51%

Lehman Intermediate
Gov't/Corp. Index
(reflects no deduction
for fees, expenses, or
taxes)                 9.82%       7.48%          7.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund

Shareholder Fees (fees paid directly from your investment)
---------------
   Limited Term Income Fund                         Class A    Class C
                                                    -------    -------
     Maximum Sales Charge (Load)imposed on            1.50%      none
     purchases as a percentage of offering price)

     Maximum Deferred Sales Charge (Load)             0.50%(1)   0.50%(2)
     as a percentage of the lesser of redemption proceeds or original offering price)

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
   Limited Term Income Fund
                                                    Class A    Class C
                                                    -------    -------
     Management Fee                                   .50%       .50%
     Distribution and Service (12b-1) Fees            .24%      1.00%
     Other Expenses                                   .36%       .43%
                                                     -----      -----
            Total Annual Fund Operating Expenses     1.10%(3)   1.93%(3)

(1) imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) impose only on redemptions of Class C shares within 12 months of purchase
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed .99% and actual Class C expenses do not exceed 1.40%. Reimbursement of expenses and waiver of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $260    $494    $  747    $1,470
     Class C Shares       246     606     1,042     2,254

You would pay the following expenses if you did not redeem your Class C shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $196    $606    $1,042    $2,254

Thornburg Value Fund

Investment Goals
----------------

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, nonfundmental goal of the Fund is to seek some current income.

Principal Investment Strategies
------------------------------

Value Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities that are not currently paying dividends, which in the opinion of the Fund's investment adviser offer prospects for meeting the Fund's investment goals.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions.

Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ration           - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are rapidly growing companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent growth companies.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing counties).

Debt securities (including convertible debt securities) will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
--------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies and risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, great vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. These risks may be more pronounced for investments in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower Rated debt securities are more vulnerable to default, downgrades and market volatility. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 24.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B and Class C share performance to the Standard & Poor's 500 Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Value Fund Annual Total Returns for Class A Shares
--------------------------------------------------

75%
     37.82                37.44
50%         33.70

25%                22.25

0%
                                 3.96
-25%                                     -8.11  -24.85
       1996   1997   1998   1999   2000   2001   2002

Highest quarterly results for time period shown: 21.63% (quarter ended
12/31/99).
Lowest quarterly results for time period shown: -16.11% (quarter ended
9/30/02).


Year-to-date return for Class A shares: ___% (period ended 9/30/03).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Return - Class A, Class B and C Shares
-----------------------------------------------------------
(periods ended 12/31/02)

Class A Shares                                  Since Inception
--------------       One Year    Five Years     10/2/95
                     --------    ----------     ----------------

Return Before Taxes    -28.22%      2.87%         10.86%

Return After Taxes
on Distributions       -28.22%      2.37%          9.79%

Return After Taxes on
Distributions and Sale
of Fund Shares         -17.34%      2.18%          8.64%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                 -22.10%     -0.58%          7.56%

Class B Shares
-------------
                                 Since Inception
                     One Year    4/3/00
                     --------    ----------------
Return Before Taxes   -29.19%        -15.61%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                -22.10%        -16.46%

Class C Shares
-------------
                                                Since Inception
                     One Year    Five Years     10/2/95
                     --------    ----------     ----------------
Return Before Taxes   -26.18%       2.99%          10.69%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                -22.10%      -0.58%           7.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
---------------------------------------------------------

                                   Class A   Class B   Class C
                                   -------   ------    ------
Maximum Sales Charges (Load)
imposed on purchases (as a
percentage of offering price)       4.50%     None      None

Maximum Deferred Sales Charge
(Load) (as a percentage
of the lesser of redemption
proceeds or original offering
price)                              1.00%(1) 5.00%(2) 1.00%(3)

Annual Fund Operating Expenses (Expenses Are Deducted From Fund Assets)


Value Fund                                Class A   Class B   Class C
----------                                -------   -------   -------

Management Fee                             .88%       .88%     .88%

Distributions and Service (12b-1) Fees     .25%      1.00%    1.00%

Other Expenses                             .27%       .37%     .29%
                                          -----      -----   -----
Total Annual Fund Operating Expenses      1.40%      2.25%    2.17%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge (CDSC) if shares are redeemed within seven years. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within one year of purchase.


Example: This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 Year      3 Years      5 Years      10 Years
                   ------      -------      -------      -------
Class A Shares      $586       $  873        $1,181       $2,054
Class B shares       728        1,053         1,405        2,585
Class C Shares       320          679         1,164        2,503

You would pay the following expenses if you did not redeem your Class B or Class C shares:

                     1 Year      3 Years      5 Years    10 Years
                     ------      ------      -------     --------
Class B Shares       $228         $703        $1,205      $2,585
Class C Shares        220          679         1,164       2,503

Thornburg International Value Fund

Investment Goals
----------------

International Value Fund* seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, nonfundmental goal of the Fund is to seek some current income.

Principal Investment Strategies
-------------------------------

The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or basic value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions.

Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are rapidly growing companies that in Thornburg's opinion, are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Debt securities (including convertible debt securities) may be purchased when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
--------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments may be reduced by unsuccessful investment strategies, and is particularly subject to the risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.
Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 24.

* The Fund was known as "Thornburg Global Value Fund" prior to February
  1, 2002.

Past Performance of the Fund*
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B and Class C share performance to the Morgan Stanley Capital International Europe, Australia and Far East Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
International Value Fund Total Returns for Class A Shares
--------------------------------------------------

75%    63.39

50%

25%

 0%
             -1.57  -10.53 -10.45
-25%
       1999   2000   2001   2002

Highest quarterly results for time period shown: 34.73% (quarter ended
12/31/99).
Lowest quarterly results for time period shown: -17.09% (quarter ended
9/30/01).


Year-to-date return for Class A shares:  ___% (period ended 9/30/03).


The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and returns would be less if the charge was taken into account.

Average Annual Total Returns
----------------------------
(periods ended 12/31/02)

Class A Shares                   Since Inception
--------------       One Year    5/28/98
                     --------    ----------------

Return Before Taxes    -14.46%      2.42%

Return After Taxes
on Distributions       -14.46%      1.40%

Return After Taxes on
Distributions and Sale
of Fund Shares          -8.89%      1.51%

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                 -15.66%     -5.80%


Class B Shares
-------------
                                 Since Inception
                     One Year    4/3/00
                     --------    ----------------
Return Before Taxes   -15.63%     -11.50%

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                -15.66%     -18.38%


Class C Shares
-------------
                                 Since Inception
                     One Year    5/28/98
                     --------    ----------------
Return Before Taxes   -12.11%       2.50%

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)                -15.66%      -5.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

* The Fund was known as "Thornburg Global Value Fund" prior to February
  1, 2002.

Fees and Expenses of the Fund
-------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
-----------------------------------------------------------

                                   Class A   Class B   Class C
                                   -------   ------   -------
Maximum Sales Charges (Load)
imposed on purchases (as a
percentage of offering price)       4.50%     None      None

Maximum Deferred Sales Charge
(Load) (as a percentage
of the lesser of redemption
proceeds or original offering
price)                              1.00% (1) 5.00% (2) 1.00%(3)

Redemption Fee (as a percentage
of amount redeemed)                 1.00% (4) None      None

Annual Fund Operating Expenses (expenses Deducted From Fund Assets)

International Value Fund                  Class A   Class B   Class C
------------------------                  -------   -------   -------

Management Fee                             .88%      .88%      .88%

Distribution and Service (12b-1) Fees      .25%     1.00%     1.00%

Other Expenses                             .47%     1.00%      .48%
                                          _____    ______     _____

Total Annual Fund Operating Expenses      1.60%     2.88%(5)  2.36%

(1) Imposed only on redemptions or any part of all of a purchase of $1 million or more within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within one year of purchase.
(4) Imposed only on redemptions within 90 days of purchase; does not apply to any redemption subject to a CDSC.
(5) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class B expenses do not exceed 2.38%. Reimbursement of expenses may be terminated at any time.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year      3 Years      5 Years      10 Years
                     ------      -------      -------      --------
Class A Shares         $605       $  932      $1,282        $2,265
Class B Shares          791        1,242       1,718         3,204
Class C Shares          339          736       1,260         2,696

You would pay the following expenses if you did not redeem your Class B or Class C shares:

                     1 Year      3 Years      5 Years      10 Years
                     ------      -------      -------      --------
Class B Shares         $291       $  892       $1,518        $3,204
Class C Shares          239          736        1,260         2,696

Thornburg Core Growth Fund

Investment Goals
----------------

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval.

Principal Investment Strategies
------------------------------

Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest in companies that it believes will have growing revenues, earnings and profits. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
..  potential size of business                  taxes, depreciation and
..  value based on earnings                     amortization)
   growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations.

.. Consistent Growth Companies. Stocks in this category generally sell at premium valuations and tend to show steady revenue and earnings growth.

.. Emerging Growth Companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. These companies may not be profitable at the time of purchase.

In conjunction with individual company analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time.

Debt securities, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
---------------------------

It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends, industry and technological developments, and specific corporate developments. The value of the Fund's investments can be reduced sharply by unsuccessful investment strategies, changes in industry leadership, poor economic growth, high interest rates, and market volatility which may lead to extended periods of lower valuations of future expected earnings. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows the annual total return for Class A shares in the one year of the Fund's operations, which commenced on December 27, 2000. The average annual total return figures compare Class A and Class C share performance to the National Association of Securities Dealers Automated Quotation System (NASDAQ), a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Growth Fund Annual Total Returns for Class A Shares
-----------------------------------------------------------

 75%

 50%

 25%

  0%
      -19.18
-30%            -26.37

        2001    2002
Highest quarterly results for time period shown:  21.54% (quarter ended
12/31/01).
Lowest quarterly results for time period shown:  -25.26% (quarter ended
6/30/02).

Year-to-date return for Class A shares:  ___% (period ended 9/30/03).


The sales charge for Class A shares if not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Growth Fund Average Annual Total Return - Class A and Class C Shares
-------------------------------------------------------------------
(periods ended 12/31/02)

Class A Shares                   Since Inception
--------------       One Year    12/27/00
                     --------    ----------------

Return Before Taxes    -29.71%    -25.16%

Return After Taxes
on Distributions       -29.71%    -25.16%

Return After Taxes on
Distributions and Sale
of Fund Shares         -18.23%    -19.73%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                 -31.26%    -27.10%


Class C Shares
-------------
                                 Since Inception
                     One Year    12/27/00
                     --------    ----------------
Return Before Taxes  -27.93%      -24.14%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)               -31.26%      -27.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons which are not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (Load) on Purchases          4.50%      none
     (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load) on
       Redemptions                                     1.00%(1)   1.00%(2)
      (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
      Redemption Fee (as a percentage of amount
      redeemed)                                        1.00%(3)   None

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                              Class A    Class C

     Management Fee                             .88%       .88%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                            1.26%      1.57%
                                               -----     ------
           Total Annual Operating Expenses     2.39%(4)   3.45%(4)

(1) Imposed only on redemptions of all or any part of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Imposed only on redemptions within 90 days of purchase; does not apply to any redemption subject to a CDSC.
(4) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class A expenses do not exceed 1.63% and actual Class C expenses do not exceed 2.38%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------
     Class A Shares     $681     $1,162     $1,668    $3,054
     Class C Shares      448      1,059      1,793     3,730

You would pay the following expenses if you did not redeem your Class C shares:

                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------
     Class C Shares     $348     $1,059     $1,793    $3,730

Thornburg Investment Income Builder

Investment Goals
----------------
The Fund's primary investment objective is to provide a level of current income which exceeds the average yield on U.S. Stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment objective is long-term capital appreciation. There is no assurance that the Fund will achieve these objectives.

Principal Investment Strategies
--------------------------------
The Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations and government obligations. The Fund may purchase debt securities of any maturity and of any quality. The Fund also may invest in debt securities which have a combination of equity and debt characteristics, such as convertible bonds and preferred stocks, and real estate investment trusts.

The Fund may invest in any equity security which the investment adviser believes may assist the Fund in pursuing its objectives, including smaller companies with market capitalization of less than $500 million. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual company and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to this scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to response to market conditions.

Principal Investment Risks
--------------------------
It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in interest rates, changes in market conditions, political and economic news, dividends, industry and technological developments, and developments affecting specific corporations and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of fixed income securities and stocks, changes in industry leadership, poor economic growth, and market volatility. Declines in corporate dividends due to reductions in earnings and other factors may cause a reduction in the value of the Fund's shares. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in market, increased volatility in share price, and possible difficulties in selling shares.

When interest rates increase, the value of the Fund's fixed income securities declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term fixed income obligations owned by the Fund. Decreases in market interest rates may result in prepayments of fixed income obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Fixed income investments owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities are more vulnerable to default, downgrades, and market volatility. Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investment, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page ___.


Past Performance of the Fund
----------------------------
Income Builder Fund commenced investment operations on December 24, 2002. Fund performance results have not been provided because the Fund has not been in existence for a full calendar year.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------
                                                        Class A   Class C
                                                        -------   -------
   Maximum Sales Charge (Load) on Purchases              4.50%     none
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price, whichever
   is lower)                                             1.00%(1) 1.00%(2)

   Redemption Fee (as a percentage of amount redeemed)   1.00%(3) none

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                                   Class A     Class C
                                                   -------     -------
   Management Fee                                   .88%          .88%
   Distribution and Service (12b-1) Fees            .25%         1.00%
   Other Expenses                                  1.94%         4.17%
                                                   ------        ------
             Total Annual Operating Expenses       3.07%(4)      6.05%(4)

(1) Imposed only on redemptions of purchases of $1 million or more in the event of a redemption within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Imposed only on redemptions within 90 days of purchase; does not apply to any redemption subject to a CDSC.
(4) Other expenses in the table are estimated for the current fiscal year, before expense reimbursements. Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class A expenses are no higher than 1.70% and actual Class C expenses are no higher than 2.38%.

    Reimbursement of expenses may be terminated at any time.


Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year       3 Years
                         ------       -------
     Class A Shares       $746         $1,355
     Class C Shares       $702         $1,787

You would pay the following expenses if you did not redeem your Class C shares:
                         1 Year       3 Years
                         ------       -------
     Class C Shares       $602         $1,787

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

We describe below in greater detail the securities which each of the Funds invests in as a principal investment strategy. A reference to a Fund in bold type after a caption indicates that the particular security or investment strategy is a principal strategy of that Fund. We also describe securities and investment practices which one or more of the Funds may sometimes use as secondary investment strategies, but which are not of principal importance. The investment profile of each Fund will vary over time, depending on various factors, and the Fund may not invest in all of the securities it is permitted to purchase. You will find more information on these subjects in the Funds' Statement of Additional Information.

Equity Securities - In General.
------------------------------
VALUE FUND, and INTERNATIONAL VALUE FUND and GROWTH FUND invest as a principal strategy in equity securities, which include common stocks, preferred stocks, convertible securities, warrants, ADRs (American Depository Receipts or GDR's), partnership interests and publicity traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Debt Securities - In General.
----------------------------
All of the Funds may invest in debt securities, although the types of debt securities each Fund may invest in are different. Each of the MUNICIPAL FUNDS and each of the INCOME FUNDS invests in debt securities as a principal investment strategy, but these Funds invest in different types of debt securities as a principal strategy. Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities (sometimes called "junk bonds" or "high yield securities") are rated below investment grade by the primary rating agencies, and are often considered to be speculative. Value Fund, International Value Fund and Growth Fund may invest in these lower quality debt securities, although this is not a principal strategy of any of these Funds.

Municipal Obligations.
---------------------
Each of the Municipal Funds and Limited Term Income Funds invest in municipal obligations. Investment in municipal obligations is a principal strategy of LIMITED TERM NATIONAL FUND, LIMITED TERM CALIFORNIA FUND, INTERMEDIATE NATIONAL FUND, INTERMEDIATE NEW MEXICO FUND, INTERMEDIATE FLORIDA FUND, and INTERMEDIATE NEW YORK FUND. Municipal debt securities, which are often called "municipal obligations," are debt obligations bearing interest exempt from federal income taxes, which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligation bonds" or "revenue bonds". General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium or a waste treatment plant. Municipal obligations include notes (including tax-exempt commercial paper), bonds, municipal leases and participation interests in these obligations. Interest on Municipal obligations may be subject to the alternative minimum tax or state income taxes.

The yields on municipal obligations are dependent on a variety of factors, including the condition of the general money market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issues. The market value of outstanding municipal obligations will vary with changes in prevailing interest rates and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. If interest rates have declined, reinvestment of the proceeds from the prepayment of municipal obligations may result in a lower yield to the Fund. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Obligations of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose.
 If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.

U.S. Government Securities.
--------------------------
Any of the Funds may invest in U.S. Government securities. GOVERNMENT FUND, INCOME FUND and INCOME BUILDER FUND invest in these securities as a principal investment strategy. U.S. Government Securities include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury Securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government.
 U.S. Government securities also include "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. Government, but other agency obligations are supported by the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.


Mortgage and Other Asset-Backed Securities.
------------------------------------------
GOVERNMENT FUND, INCOME FUND and INCOME BUILDER FUND may invest in mortgage-backed securities as a principal strategy. Mortgage-backed securities are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Some mortgage-backed securities are not backed by the full faith and credit of the U.S. Government. Other asset-backed securities represent interests in pools of certain consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these securities may suffer capital depreciation because of decreased prepayments.


Participations and CMOs.
-----------------------
Any of the Funds may invest in "participations" to facilitate investment in any of the debt securities the Funds may acquire. GOVERNMENT FUND and INCOME FUND and INCOME BUILDER FUND may invest in participations as a principal strategy. Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying credit support passes through or is otherwise available to the participants or the trustee for all participations. Similarly, collateralized mortgage obligations (CMOs) are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or mortgage loans. A Fund will acquire a CMO when Thornburg believes that the CMO is more attractive than the underlying securities in pursuing the Fund's primary and secondary investment objectives.


Foreign Securities.
------------------
Value Fund, INTERNATIONAL VALUE FUND, Growth Fund, Income Fund and INCOME BUILDER FUND may invest in foreign securities. INTERNATIONAL VALUE FUND and INCOME BUILDER FUND invest in foreign securities as a principal strategy. Foreign securities and foreign currencies may involve additional risks. Securities of foreign issuers, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Foreign securities also are subject to greater political risk, including nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. Further, governmental issuers may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. Moreover, the economics in many countries may be relatively unstable because of dependence on a few industries or economic sectors.

Temporary Investments.
---------------------
Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities, and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive conditions. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and in the case of any of a Municipal Fund, could result in current income subject to federal and state income taxes.

Repurchase Agreements.
---------------------
Each of the Funds may enter into repurchase agreements, although this is not a principal strategy of any Fund. When a Fund purchases securities, it may enter into a repurchase agreement with the seller in which the seller agrees, at the time of sale, to repurchase the security at a mutually agreed-upon time and price. The price will include a margin of profit or return for the Fund. If the seller of the repurchase agreement enters a bankruptcy or other insolvency proceeding, or the seller fails to repurchase the underlying security as agreed, the Fund could experience losses, including loss of rights to the security.

Securities Ratings and Credit Quality.
-------------------------------------
Each of the Municipal Funds' assets will normally consist of (1) securities, or participation interests therein, that are rated at the time of purchase within the four highest grades by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P"), (2) securities, or participation interests therein, that are not rated by a rating agency, but are issued by obligors that, at the time of purchase, either have other comparable debt obligations that are rated within the four highest grades (Baa or BBB or better) by Moody's or S&P or Fitch or, in the case of obligors whose obligations are unrated, are deemed by Thornburg to be comparable to issuers having such debt ratings, and (3) cash.

Government Fund invests at least 80% of its assets in obligations issued or guaranteed by the U.S. Government or its agencies, instrumentalities or authorities, repurchase agreements secured by such obligations, and participations in such obligations. Such obligations are not typically rated.

At least 65% of Income Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies and instrumentalities, and in (2) debt securities rated at the time of purchase in one of the three highest categories of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investor's Service, Inc. (Aaa, Aa or A) or, if not rated, judged to be of comparable quality by Thornburg. Income Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by Thornburg.

Value Fund, International Value Fund and Growth Fund may invest in debt securities of any quality, including high yield securities commonly known as "junk bonds," although this is not a principal strategy of any of these Funds.

Securities which are rated within the four highest ratings of a ratings agency are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate". The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Junk bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Investments in Small Companies.
------------------------------
Value Fund, International Value Fund, GROWTH FUND and INCOME BUILDER FUND may invest in the stock or debt securities of smaller or unseasoned issuers. This is a principal strategy of GROWTH FUND and INCOME BUILDER FUND. Although investments in these companies may offer greater prospects for appreciation, they involve additional risks because of limited product lines, limited access to markets and financial resources, and greater vulnerability to competition and changes in markets. Additionally, the value of these securities may fluctuate more, and they may be more difficult to sell, particularly in decline markets.


Investments in Other Investment Companies.
-----------------------------------------
Value Fund, International Value Fund, Growth Fund and Income Builder Fund may invest in securities of closed end investment companies, although this is not a principal strategy of any of these Funds. Up to 5% of its total assets at the time of purchase may be invested in any one investment company, provided that after its purchase no more than 3% of that investment company's outstanding stock is owned by the Fund, and provided further, that no more than 10% of the Fund's total assets are invested in investment companies. Thornburg will charge an advisory fee on the portion of the Fund's assets that are invested in securities of other investment companies. Thus shareholders will be paying a "double fee" on those assets since the advisers of the investment companies also will be charging fees on the same assets.


Adjusting Investment Exposure.
-----------------------------
Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund may use various techniques to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, commodity prices, or other factors that affect securities values, although these are not principal strategies of any Fund. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities. Growth Fund, Value Fund, International Value Fund and Income Builder Fund may sell securities short.
 Thornburg can use these practices to adjust the risk and return characteristics of the Fund's portfolio of investments. If Thornburg judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the price volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counter-party to the transaction does not perform as promised.

Illiquid and Restricted Securities.
----------------------------------
Some investments may be determined by Thornburg, under the supervision of the Fund's Trustees or Directors, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of other securities, including illiquid securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the Fund.

Borrowing.
---------
Any Fund may borrow from banks or through reverse repurchase agreements.
If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

POTENTIAL ADVANTAGES OF INVESTING IN A FUND

Investing through a mutual fund permits smaller investors to diversify an investment among a larger number of securities. In addition, a mutual fund may give investors access to certain securities which investors would not otherwise have. For example, a smaller investor may participate in GNMA certificates through Government Fund when that Fund holds those securities.
 Such an investor might find it difficult to own GNMA certificates directly, however, because of the relatively high minimum purchase amounts for such securities.

Investment in a mutual fund also relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of securities, otherwise consistent with that fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities;
(iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and (vi) portfolio recordkeeping.

Counsel to the Funds has advised that in their view shares of the Government Fund are a legal investment for, among other investors, commercial banks and credit unions chartered under the laws of the United States. This advice is based upon a review of this Prospectus and the Fund's Statement of Additional Information, and upon counsel's receipt of undertakings by Thornburg and Government Fund respecting investment policies. In addition, Government Fund believes that Government Fund is currently a legal investment for savings and loan associations and commercial banks chartered under the laws of certain states.

OPENING YOUR ACCOUNT - BUYING FUND SHARES

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by mail, by sending your application with your check payable to the Fund. You may, if there is no application accompanying this Prospectus, call 1-800-847-0200.

The minimum amount to open an account is $5,000, except that an individual retirement account may be opened with $2,000. The minimum amount to add to an account is $100. You also may exchange from one Thornburg Fund into another Thornburg Fund. See "Investor Services," below.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

You also may add to an account through the Automatic Investment Program. See "Shareholder Services," below, or telephone us at 1-800-847-0200 for details.

THE FUNDS OFFER DIFFERENT SHARE CLASSES

Each Fund offers Class A shares. Government Fund, Value Fund and International Value Fund offer Class B shares. Limited Term National Fund, Limited California Fund, Intermediate National Fund, Government fund, Limited Term Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund offer Class C shares. Intermediate New Mexico fund offers Class D shares. Each of a Fund's shares represents an equal undivided interest in the Fund's assets, and each Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.


Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through investment dealers, brokers or agents "financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation (TSC), or through TSC in those states where TSC is registered. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their sales representative or other person who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

BUYING CLASS A SHARES

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at net asset value (NAV). The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares of International Value Fund and Core Growth Fund redeemed or exchanged within 90 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to Thornburg of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Because the annual fees for Class A shares of each Fund are lower than the fees for Class B, C or D shares of the same Fund, Class A shares of each Fund pay higher dividends than Class B, C or D shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class B, C or D shares of each Fund for a given amount invested.

If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

                                             Class A Shares
                                           Total Sales Charge
                                    As Percentage        As Percentage
                                  of Offering Price    of Net Asset Value
Limited Term (National,
California, Government and
Income Funds)
--------------------------
Less than $250,000.00              1.50%                  1.52%
$250,000 to 499,999.99             1.25%                  1.27%
$500,000 to 999,999.99             1.00%                  1.01%
$1,000,000 and up                  0.00%                  0.00%*

Intermediate Term (National,
New Mexico, Florida and New York
-------------------------------
Less than $250,000.00              2.00%                  2.04%
$250,000 to 499,999.99             1.50%                  1.52%
$500,000 to 999,999.99             1.25%                  1.27%
$1,000,000 and up                  0.00%                  0.00%*

(Value, International Value,
Growth Fund and Income Builder Fund)
------------------------------------
Less than $50,000                  4.50%                  4.71%
$50,000 to 99,999.99               4.00%                  4.17%
$100,000 to 249,999.99             3.50%                  3.63%
$250,000 to $499,999.99            3.00%                  3.09%
$500,000 to 999,999.99             2.00%                  2.04%
%1,000,000 and over                0.00%                  0.00%*

* There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge (CDSC) will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC is 1/2 of 1% for the Limited Term and Intermediate Term Funds shown above, and 1% for the Equity Funds. The applicability of these charges will not be affected by changes in registration. TSC intends to pay a commission to financial advisors who place an order for a single purchaser for any of the Limited Term or Intermediate Term funds of up to 0.5% for any portion of an order from $1 million to $2 million, up to 0.35% for any portion of the order from $2 million to $4 million, and 0.25% for any portion of the order exceeding $4 million. TSC intends to pay a commission to financial advisors who place an order for a single purchaser for any of the Equity Funds of up to 1% for any portion of the order from $1 million to $2 million, 0.7% for any portion of the order from $2 million to $4 million, and 0.5% for any portion of the order exceeding $4 million.
 Payment of any such commission is subject to certain restrictions described in the Statements of Additional Information.

LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent" (LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of your shares in the Fund to obtain the difference.

RIGHTS OF ACCUMULATION. Each time the value of your account plus the amount of any new investment passes one of the breakpoints illustrated in the table below, the amount of your new investment in excess of the breakpoint will be charged the reduced sales charge applicable to that range.

SALES CHARGE WAIVERS. You may purchase Class A shares of each Fund with no sales charge if you notify TSC or the Funds' transfer agent, NFDS, at the time you purchase shares that you belong to one of the categories below. A redemption fee of 1.00% of the amount redeemed will apply to redemptions or exchanges of International Value Fund or Core Growth Fund Class A shares within 90 days of purchase. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

 A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of one of the Funds covered by this prospectus, up to the amount you previously redeemed.

 AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF THORNBURG (or any investment company managed by THORNBURG), TSC, any affiliated Thornburg Company, the Funds' Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

 EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who p lace orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

 CUSTOMERS of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for service, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

 INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% (1% for Value Fund, International Value Fund and Growth Fund) applies to shares redeemed within one year of purchase.

 THOSE PERSONS WHO ARE DETERMINED BY THE DIRECTORS OR TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or Distributor.

 PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNDS provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

 PROCEEDS FROM A LOAD FUND REDEMPTION. You may purchase shares of any Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with your direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Funds without notice.

PURCHASES BY CHARITIES. Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds without a sales charge. Thornburg or TSC intend to pay a commission of up to 1/2 of 1% to financial advisors who place orders for these purchases.

BUYING CLASS B SHARES

Class B shares are sold at the NAV next determined after your order is received. Class B shares are subject to a contingent deferred sales charge
(CDSC) if the shares are redeemed within seven years of purchase. The CDSC decreases over time as follows:

CDSC

One Year  2 Yrs.  3 Yrs.  4 Yrs.  5 Yrs.  6 Yrs.  7 Yrs.  8 or More Years
--------  -----    -----  ------  ------   -----   -----   ---------------

5.00%     4.25%   3.50%   2.75%   2.00%   1.25%    .50%        none

The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. In addition, the CDSC will be waived for shares redeemed because of (1) the death of an account holder, (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. The conditions of those waivers are described in the Statement of Additional Information. Class B shares convert to Class A shares at the end of eight years.

Class B shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class B shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's Class B shares and to pay for commissions and other distribution expenses. Class B shares are subject to the Distribution Plan fees until conversion to Class A shares at the end of eight years, when the shares are subject only to the Service Fee. Because the service fee and the distribution fee are paid out of the class's net assets on an ongoing basis (limited to eight years for the distribution fee), over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Purchases of $1,000,000 or more of Class B shares will not be accepted.

Investors who do not qualify to purchase Class A shares at a waived or reduced sales charge, who wish to have their entire purchase amount invested immediately, and have a relatively long investment horizon, should consider purchasing Class B shares. Investors who own Class B shares may not exchange into other classes of shares of Thornburg Funds, but they may exchange into Class B shares of Government Fund, Value Fund or International Value Fund.

BUYING CLASS C SHARES. Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a contingent deferred sales charge (CDSC) if the shares are redeemed within one year of purchase. The CDSC is 1/2 of 1% for all Funds offering Class C shares except for Intermediate National Fund (3/5 of 1%) and Value Fund, International Value Fund and Growth Fund (1%). The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. The CDSC will be waived for shares redeemed because of (1) the death of the account holder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. In addition, the CDSC will be waived for redemptions under a systematic withdrawal plan within one year of purchase up to 10% of the account value as of the date when you set up the plan. See "Systematic Withdrawal Plan" on page 35. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Purchases of $1,000,000 or more of Class C shares will not be accepted.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

BUYING CLASS D SHARES

Class D shares are sold at the NAV next determined after your order is received. Class D shares are currently available only for Intermediate New Mexico Fund. Class D shares are not subject to a CDSC upon redemption. Class D shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class D shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class D shares.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through you r financial advisor). Your shares will be redeemed by the Fund at the next share price (NAV) calculated after your order is received in proper form. The amount of the redemption fee or the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated, but any redemption fee will apply to any appreciation in value. No CDSC or redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC or redemption fee will be redeemed first. No redemption fee will be imposed on shares to which a CDSC applies. Share price is normally calculated at 4 p.m. Eastern time.

* Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

* Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption accompanied by any outstanding certificates in proper form for transfer. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

* No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. No redemption fee or contingent deferred sales charge will be imposed on such a mandatory redemption. The Fund will notify the shareholder before performing the redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

To redeem shares in an account, you may use any of the following methods.

Written Instructions
-------------------

Mail your instructions to the transfer agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements
----------------------
     Individual, Joint Tenants, Tenants in Common, Sole Proprietor General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not an account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption
--------------------

If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem by telephoning your Fund Customer Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you in a check. If you did not complete the telephone redemption section of your account application you may add this feature to your account. The minimum wire redemption is $1,000, and the minimum check redemption is $50.00. See "Investor Services," below, or telephone 1-800-847-0200.

Redeem Through Financial Adviser
-------------------------------

Consult with your financial advisor. Your financial adviser may charge a fee.

Internet Redemption
-------------------

You may redeem shares of any Fund by contacting Thornburg at its Website, www.thornburg.com, and following the instructions.

Systematic Withdrawal Plan
-------------------------

Systematic withdrawal plans let you set up periodic redemptions from your account. The contingent deferred sales charge (CDSC) imposed on redemptions of Class C shares within one year of purchase is waived for redemptions under a systematic withdrawal plan within one year of purchase up to 10% of the account value as of the date you set up the plan. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the same Fund on a regular basis. Minimum account size for this feature is $10,000, and the minimum payment is $50.00. Please telephone your Fund Customer Representative at 1-800-847-0200.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 * You wish to redeem more than $10,000 worth of shares,
 * Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner,
 * The redemption proceeds are being transferred to a Thornburg account with a different registration, or
 * The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). A notary public cannot provide a signature guarantee.

INVESTOR SERVICES

Fund Information
----------------

Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   . Account statements after every transaction affecting your account. . Monthly account statements (except the Value Fund and Global Value
      Fund which send quarterly account statements).
   .  Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan
-------------------------

One easy way to pursue your financial goals is to invest money regularly. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts.
 Call 800-847-0200 and speak to a Fund Customer Service Representative for more information.

Exchanging Shares
-----------------

As a shareholder, you have the privilege of exchanging Class A shares of a Fund for Class A shares of other Thornburg Funds, and may you exchange Class B shares of any Thornburg Fund for Class B shares of any Thornburg Fund which offers Class B shares. However, you should note the following:

   . The Fund you are exchanging into must be registered for sale in your state.
   . You may only exchange between accounts that are registered in the same name address, and taxpayer identification number.
   .  Before exchanging into a Fund, read the prospectus.
   .  Exchanges may have tax consequences for you.
   . Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund in any calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
   . Each Fund reserves the right to refuse exchange purchases by any person or group if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
   . Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund.
   . Exchanges of International Value Fund or Growth Fund Class A shares within 90 days of purchase will be subject to a redemption fee of 1.00% of the value of the shares exchanged. See "Transaction
      Details - Excessive Trading," below.
   . Class B shares of any Thornburg Fund may be exchanged for Class B shares of any Thornburg Fund which offers Class B shares, subject to the other conditions for exchanges. You will not pay a contingent deferred sales charge (CDSC) on the Class B shares you exchange. Any CDSC will be charged when you redeem the shares you received in the exchange. The amount of the CDSC will be based on the period from when you purchased the original shares until you redeeem the shares you received in the exchange.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------

If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Customer Service Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to the address shown in the application.

The Funds, TSC, Thornburg and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, sending written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Street Name Accounts
--------------------

Some broker dealers and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual funds shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.


TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services. Equity securities such as common stocks are valued primarily on the basis of market quotations. Foreign securities purchased by Income Fund, Value Fund, International Value Fund and Growth Fund are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available assets are valued by a method that the Trustees of those Funds believe accurately reflects fair value. Because Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund each may own securities listed primarily on foreign exchanges which trade on days the Funds do not price their shares, the net asset value of those Funds' shares may change on days when shareholders cannot purchase or redeem Fund shares.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 31% of your taxable distributions and redemptions.


Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided. If information is missing from the application and is not provided within 72 hours, the application may be rejected. If missing information is supplied within the 72-hour period, and the purchase order is otherwise in good form, the purchase will be completed and you will receive the share price next determined after all of the information has been obtained.


Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares" above and "Excessive Trading," below.

If you open or add to your account yourself rather than through your financial advisor please note the following:

   . All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
   .  The Funds do not accept cash.
   . If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Funds or sell them through your financial advisor you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.


Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.


Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.


Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc., and the Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.


EXCESSIVE TRADING

Excessive trading of Fund shares in response to short-term fluctuations in the market, also known as "market timing," may make it very difficult to manage a Fund's investments and may hurt Fund performance and shareholders.
 When market timing occurs, a Fund may have to sell portfolio securities to have the cash necessary to redeem the market timers' shares. This can happen at a time when it is not advantageous to sell any securities, which may harm a Fund's performance. The Funds reserve the right to refuse purchase orders or exchanges into a Fund by any person. In particular, purchase orders may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portion of the Fund's assets, a pattern of purchases which coincide with a market timing strategy or other activity which would potentially be disruptive to or adversely affect the Fund. Accounts under common ownership or control, including amounts with the same tax identification number, will be counted together for this purpose. See "Exchanging Shares," above.

  Effective for purchases on and after August 27, 2001, a redemption fee of 1.00% is charged on redemptions and exchanges of Class A shares of International Value Fund and Growth Fund within 90 days from the date of purchase. The fee is calculated on the value of the shares on the date of the redemption or exchange. The fee is not imposed on shares purchased with reinvestments of dividends and capital gains distributions. Shares not subject to a redemption fee will be redeemed first. The redemption fee will not apply to shares subject to a contingent deferred sales charge (CDSC). This fee was instituted to offset brokerage commissions and other expenses which may be incurred by a Fund to meet redemption requests caused by excessive trading.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the fixed income Funds declares its net investment income daily and distributes it monthly.
 Income Builder Fund typically declares investment income dividends daily and pays these dividends quarterly. Value Fund and International Value Fund typically declare and pay any net investment income quarterly, and Growth Fund is expected to follow the same practice. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.


Distribution Options
Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

Dividends
1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to re invest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Turnover and Capital Gains

The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A mutual fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES
Federal Taxes - In General

Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals, should consult their own tax advisers concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions - Municipal Funds

The Municipal Funds intend to satisfy conditions that will enable them to designate distributions from the interest income generated by investments in Municipal Obligations, which are exempt from federal income tax when received by a Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by the Municipal Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U. S. government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by the Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes").

The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.

Federal Tax Treatment of Distributions - Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund

Distributions to shareholders representing net investment income and net short term capital gains will be taxable to the recipient shareholders as ordinary income, whether the distributions are actually taken in cash or are reinvested in additional shares. Fund distributions will not be eligible for the dividends received deduction for corporations. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Tax Treatment of Sales or Redemptions of Shares - All Funds

Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale. If the shares sold or redeemed are a capital asset, the gain or loss will be a capital gain or loss and will be long-term if the shares were held for more than one year.

State Taxes

With respect to distributions of interest income and capital gains from the Funds, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Funds are advised to consult their own tax advisers in that regard. Each Municipal Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions to individuals attributable to interest on municipal obligations originating in California, New Mexico and New York are not subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owned shares in Intermediate New Mexico Fund, will not be required by New Mexico to pay income taxes on interest dividends attributable to obligations owned by the Fund and originating in New Mexico. Additionally, individual shareholders of Intermediate New York Fund are not subject to New York City income taxes on interest dividends of the Fund attributable to obligations originating in New York State. Capital gain distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise. Florida does not currently impose an income tax on individuals. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Intermediate Florida Fund's shares if the Fund's assets as of the close of the preceding taxable year consist only of obligations of Florida and its political subdivision and obligations of the United States, Puerto Rico, Guam or the United States Virgin Islands.

The Income Funds will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from Treasury securities in order to assist shareholders in the preparation of their state and local tax returns. Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUNDS

Limited Term National Fund and Limited Term California Fund are diversified series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized as a diversified, open-end management investment company (the "Company"). The Company currently offers two series of stock, Limited Term National Fund and Limited Term California Fund, each in multiple classes, and the Board of Directors is authorized to divide authorized but unissued shares into additional series and classes.


Intermediate Municipal Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund are nondiversified; the other series of the Trust are diversified. The Trustees are authorized to divide the Trust's shares into additional series and classes.

No Fund is liable for the liabilities of any other Fund. However, because the Company and the Trust share this Prospectus with respect to the Funds, there is a possibility that one of these companies could be liable for any misstatements, inaccuracies or incomplete disclosure in the Prospectus respecting Funds offered by the other company. The Company and the Trust do not concede, and specifically disclaim, any such liability.

INVESTMENT ADVISER

The Funds are managed by Thornburg Investment Management, Inc., (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg 's services to Limited Term National Fund and Limited Term California Fund are supervised by the Directors of Thornburg Limited Term Municipal Fund, Inc.; its services to the other Funds are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year of each of the Funds, the investment advisory and administrative services fee rates for each of the Funds were:




                          Advisory Fee Rate  Administrative Services Rate
                          -----------------  ----------------------------
                                     Year Ended June 30, 2003
                                        ------------------------
     Limited Term National Fund          .43%              .125%

     Limited Term California Fund        .50%              .125%

     Intermediate New York Fund          .50%              .125%


                                      Year Ended September 30, 2002
                                      -----------------------------
     Intermediate National Fund,
     Intermediate New Mexico Fund,
     Intermediate Florida Fund and       .50%              .125%

     Limited Term Government Fund        .375%             .125%

     Limited Term Income Fund            .50%              .125%

     Value Fund                          .798%             .125%

     International Value Fund            .875%             .125%

     Growth Fund                         .875%             .125%

The annual investment advisory and administrative services fee rates for Income Builder Fund are .875% and .125%, respectively. The advisory fee rate for each Fund decreases as assets increase, as described in the Statement of Additional Information.


George T. Strickland, who is Managing Director of Thornburg, is the portfolio manager for the Municipal Funds. Mr. Strickland has been one of the persons primarily responsible for management of the Municipal Funds since 1998, and has performed municipal bond credit analysis and management since joining Thornburg in 1991. Mr. Strickland is assisted by other employees of Thornburg in managing the Municipal Funds.

Steven J. Bohlin, a Managing Director of Thornburg, is the portfolio manager of the Income Funds. He has held this responsibility for Government Fund since 1988 and for Income Fund since its inception in 1992. Mr. Bohlin is assisted by other employees of Thornburg in managing the Income Funds.

William V. Fries, a Managing Director of Thornburg, is the portfolio manager of Value Fund and International Value Fund. He has held this responsibility for Value Fund since its inception in 1995 and for International Value Fund since its inception in 1998. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company. Mr. Fries is assisted by other employees of Thornburg.

Alexander Motola, CFA, a Managing Director of Thornburg, is the portfolio manager of Growth Fund. He has held that responsibility since January, 2001. Before joining Thornburg in 2001, Mr. Motola performed security analysis and equity portfolio management for eight years at other investment management firms. Mr. Motola is assisted by other employees of Thornburg.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of Institutional Class shares, except as described above under "Opening Your Account - Buying Fund Shares".

Thornburg Securities Corporation (TSC) distributes and markets the Thornburg Funds. Thornburg or TSC may make payments from their own resources to assist in the sales or promotion of the Funds.

H. Garrett Thornburg, Jr., a Director and Chairman of the Company, and a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the years ended June 30, 2000, 2001, 2002 and June 30, 2003 for Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund, and for the years ended September 30, 1999, 2000, 2001 and 2002, for Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Limited Term Government Fund, Limited Term Income Fund, Value Fund and International Value Fund, and for Core Growth Fund, for the period ended September 30, 2001 and the year ended September 30, 2002, appears in the Annual Reports for each of those Funds, which have been audited by PricewaterhouseCoopers, LLP, independent accountants.


Information for all fiscal years prior to 2000 for Limited Term National Fund, Limited Term California Fund, and Intermediate New York Fund, and all years prior to 1999 for Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Limited Term Government Fund, Limited Term Income Fund, Value Fund and International Value Fund was audited by other independent accountants. Independent accountants' reports, together with each Fund's financial statements, are included in each Fund's Annual Report, which are available upon request. The information for Intermediate Municipal Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Government Fund, Income Fund, Value Fund, International Value Fund and Growth Fund, for the six months ended March 31, 2003, and for Income Builder Fund for the period December 24, 2002 to March 31, 2003, is unaudited. Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund."



------------------------------------
THORNBURG LIMITED TERM NATIONAL FUND
------------------------------------
                         -----------------------------------------            -------------------------------------------
                                        CLASS A                                                  CLASS C
                         -----------------------------------------            ------------------------------------------
                                    Year Ended June 30:                                    Year Ended June 30:
                           2003     2002     2001     2000    1999               2003     2002     2001      2000    1999
                           -----    -----    ------    ----    ----              -----    -----    -----     ----    ----
Net Asset Value,
Beginning of Year         $13.65   $13.44   $13.06   $13.26   $13.50             $13.67  $13.46   $13.08   $13.28   $13.53
Income from Investment
  Operations:
Net Investment Income        .45      .52      .58      .59      .59                .41     .47      .53     .53      .53
Net Realized and Unrealized
Gains (Losses) On Securities .36      .21      .38     (.20)    (.24)               .37     .21      .38    (.20)    (.25)
   (Realized and
    Unrealized)          -------   -------  -------  -------  -------            ------- ------- -------  -------  -------
Total from Investment
  Operations                 .81      .73      .96      .39      .35                .78     .68      .91     .33      .28
Less Distributions:
Dividends
  (from Net Investment
   Income)                 (.45)     (.52)    (.58)    (.59)    (.59)              (.41)   (.47)    (.53)   (.53)    (.53)
                         -------    ------   ------   ------   ------            -------  ------   ------  ------   ------
Change in Net Asset Value   .36       .21      .38     (.20)    (.24)               .37     .21      .38    (.20)    (.25)
Net Asset Value,
  End of Year            $14.01    $13.65   $13.44   $13.06   $13.26             $14.04  $13.67   $13.46  $13.08   $13.28
                         ======    ======   ======   ======   ======             ======  ======   ======  ======   ======
Total Return <F1>          5.99%     5.54%    7.49%    3.00%    2.58%              5.78%   5.13%    7.07%   2.57%    2.08%
Ratios/Supplemental
 Data




------------------------------------
THORNBURG LIMITED TERM NATIONAL FUND
------------------------------------
                         -----------------------------------------             ----------------------------------------
                                         CLASS A                                                CLASS C
                         -----------------------------------------             ----------------------------------------
                                    Year Ended June 30:                                 Year Ended June 30:
                           2003     2002     2001     2000    1999               2003    2002    2001     2000    1999
                           -----    ------   ------   ------  ------            -----    ------  ------   ------  ------
Ratios of Average Net
 Assets:
Net Investment Income      3.20%    3.83%    4.36%    4.48%   4.35%              2.89%    3.42%  3.96%    4.06%   3.93%

Expenses, After Expense
  Reimbursements           0.93%    0.95%    0.99%    0.96%   0.96%              1.18%    1.33%  1.38%    1.38%   1.38%

Expenses, After Expense    0.93%    0.95%      -       -       -                 1.18%    1.33%   -        -        -
  Reimbursements and Net of
  Custody Credits

Expenses, Before Expense
  Reimbursements           0.93%    0.96%    0.99%    0.96%   0.96%              1.68%    1.80%  1.85%    1.82%   1.78%

Portfolio Turnover Rate   15.81%   19.59%   25.37%   33.65%  22.16%             15.81%   19.59% 25.37%   33.65%  22.16%
                          =====    =====    =====    =====   =====              =====    =====  ====     =====   =====
Net Assets, End of
 Year
  (000's omitted)       $998,878  $785,145 $654,157 $672,775 $807,232        $137,559  $57,258 $24,773  $21,322  $28,048




--------------------------------------
THORNBURG LIMITED TERM CALIFORNIA FUND
--------------------------------------------------------------------           ------------------------------------------
                                        CLASS A                                                 CLASS C
                         -------------------------------------------           ------------------------------------------
                                    Year Ended June 30:                                 Year Ended June 30:
                           2003     2002     2001     2000    1999               2003    2002    2001     2000    1999
                          ------   ------   ------   ------  ------             -----   -----   -----    -----   -----
Net Asset Value,
Beginning of Year         $12.96   $12.79   $12.59   $12.75  $12.90             $12.97  $12.80  $12.61   $12.76  $12.91
Income from Investment
  Operations:
Net Investment Income        .38      .46      .54      .54     .53                .34     .41     .49      .49     .48
Net Realized and Unrealized
  Gain (Loss) on Investments .24      .17      .20     (.16)   (.15)               .24     .17     .19     (.15)   (.15)
                           ------   -------  -------   ------- -------           ------- ------  -------  ------- -------
Total from Investment
  Operations                 .62      .63      .74      .38     .38                .58     .58     .68      .34     .33
Less Distributions:
Dividends
  (from Net Investment
   Income)                  (.38)    (.46)    (.54)    (.54)  (.53)              (.34)    (.41)   (.49)    (.49)   (.48)
                           ------   ------   ------   ------ ------             -------  ------  ------   ------  ------
Change in Net Asset Value    .24      .17      .20     (.16)  (.15)               .24      .17     .19     (.15)   (.15)
Net Asset Value,
  End of Year             $13.20   $12.96   $12.79   $12.59 $12.75             $13.21   $12.97  $12.80   $12.61  $12.76
                          ======   ======   ======   ====== ======             ======   ======  ======   ======  ======
Total Return <F1>           4.83%    5.03%    6.00%    3.10%  2.97%              4.51%    4.60%   5.49%    2.73%   2.56%
Ratios/Supplemental Data




--------------------------------------
THORNBURG LIMITED TERM CALIFORNIA FUND
--------------------------------------
                         -------------------------------------------           --------------------------------------------
                                        CLASS A                                                  CLASS C
                         -------------------------------------------           --------------------------------------------
                                    Year Ended June 30:                                     Year Ended June 30:
                           2003     2002    2001     2000    1999                2003   2002     2001     2000    1999
                          ------   ------  ------   ------  ------              ------ ------   ------   ------  ------
Net Investment Income       2.87%   3.58%  4.26%   4.28%   4.11%                 2.56%  3.12%   3.86%     3.88%   3.70%

Expenses, After Expense
  Reimbursements            0.99%   1.00%  0.99%   0.99%   0.99%                 1.30%  1.38%   1.40%     1.40%   1.40%

Expenses, After Expense
  Reimbursements and Net
  of Custody Credits        0.99%   0.99%    -       -      -                    1.30%  1.37%     -         -       -

Expenses, Before Expense
  Reimbursements            1.02%   1.01%  1.05%   1.01%   1.02%                 1.80%  1.86%   2.01%     1.94%   1.92%

Portfolio Turnover Rate    26.03%  25.16% 15.45%  21.34%  21.71%                26.03% 25.16%  15.45%    21.34%  21.71%
                           =====   =====  =====   =====   =====                 =====  =====   =====     =====   =====
Net Assets, End of Year
  (000's omitted)        $149,269 $115,237 $89,697 $90,035 $113,835           $22,487 $16,081   $6,392    $7,411  $7,892

<F1>  Sales loads are not reflected in computing total return.




------------------------------------
THORNBURG INTERMEDIATE NATIONAL FUND
------------------------------------
                     -------------------------------------------------    -----------------------------------------------------
                                        CLASS A                                                 CLASS C
                     -------------------------------------------------    -----------------------------------------------------
                        6 Months   Year Ended September 30:                  6 Months     Year Ended September 30:
                     Ended 3/31/03 2002    2001    2000    1999    1998    Ended 3/31/03  2002    2001    2000    1999    1998
                     ------------- ----    ----    ----    ----    ----    -------------  ----    ----    ----    ----    ----
Net Asset Value,
Beginning of Period      $13.76   $13.28  $12.78  $13.00  $13.76  $13.46       $13.69    $13.30  $12.79  $13.02  $13.77  $13.48

Income from Investment
Operations:

Net Investment Income       .26      .56     .62     .63     .62     .63          .24       .51     .57     .57     .56     .58
Net Realized and
  Unrealized Gain (Loss)
  on Investments           (.13)     .39     .50    (.22)   (.76)    .30         (.14)      .39     .51    (.23)   (.75)    .29
                          ------   ------  ------   ------  ------  ------      ------    ------  ------   ------  ------  ------
Total from Investment
 Operations                 .13      .95    1.12     .41    (.14)    .93          .10       .90    1.08     .34    (.19)    .87

Less Distributions:
Dividends (from Net
 Investment Income)       (.26)    (.56)    (.62)   (.63)   (.62)   (.63)        (.24)     (.51)   (.57)   (.57)   (.56)   (.58)
                         ------   ------   ------  ------  ------  ------       ------    ------  ------  ------  ------  ------
Change in Net Asset Value (.13)     .39      .50    (.22)   (.76)    .30         (.14)      .39     .51    (.23)   (.75)    .29
Net Asset Value,
 End of Period          $13.54   $13.67   $13.28  $12.78  $13.00  $13.76        $13.55   $13.69  $13.30  $12.79  $13.02  $13.77
                        ======   ======   ======  ======  ======  ======        ======   ======  ======  ======  ======  ======
Total Return <F1>         1.00%    7.39%    8.94%   3.23%  (1.09)%  7.08%          .73%    6.97%   8.59%   2.70%  (1.48)%  6.57%




------------------------------------
THORNBURG INTERMEDIATE NATIONAL FUND
------------------------------------
                     -------------------------------------------------    -----------------------------------------------------
                                        CLASS A                                                 CLASS C
                     -------------------------------------------------    -----------------------------------------------------
                        6 Months   Year Ended September 30:                  6 Months     Year Ended September 30:
                     Ended 3/31/03 2002    2001    2000    1999    1998    Ended 3/31/03  2002    2001    2000    1999    1998
                     ------------- ----    ----    ----    ----    ----    -------------  ----    ----    ----    ----    ----
Ratios/Supplemental
 Data
Ratios to Average Net
 Assets:

Net Investment Income      3.92%<F2>4.23%   4.73%   4.89%   4.59%  4.65%       3.52%<F2>   3.84%   4.33%   4.44%   4.19%  4.23%

Expenses After Expense
 Reductions                0.99%<F2>0.92%   0.82%   0.89%   0.99%  1.00%       1.39%<F2>   1.30%   1.21%   1.34%   1.40%  1.40%

Expenses, After Expense
 Reductions and Net of
 Custody Credits           0.99%<F2> -        -      -        -     -          1.39%<F2>     -       -       -       -      -

Expenses Before Expense
 Reduction                 1.00%<F2>1.00%   1.02%   1.02%   1.02%  1.04%       1.79%<F2>   1.80%   1.83%   1.83%   1.85%  1.93%

Portfolio Turnover Rate    5.37%   16.36%  18.24%  21.97%  23.17% 16.29%       5.37%      16.36%  18.24%  21.97%  23.17% 16.29%
                          ====    =====   =====   =====   =====  =====        ====       =====   =====   =====   =====  =====
Net Assets, End of
 Period
 (000's omitted)       $402,038 $414,150 $338,931 $322,942 $363,908 $368,108   $52,710   $47,155 $40,002 $33,353 $32,477 $20,852





--------------------------------------
THORNBURG INTERMEDIATE NEW MEXICO FUND
--------------------------------------
                    ---------------------------------------------------  -----------------------------------------------------------
                                           CLASS A                                              CLASS D
                    ---------------------------------------------------- -----------------------------------------------------------
                      6 Months       Year Ended September 30:               6 Months    Year Ended September 30: Period From 6/1/99
                    Ended 3/31/03   2002    2001    2000    1999    1998  Ended 3/31/03    2002   2001   2000    to 9/30/99 <F3>
                    -------------   ----    ----    ----    ----    ----  -------------    ----   ----   ----    ------------------
Net Asset Value,
Beginning of Period    $13.42      $13.16  $12.85  $12.92  $13.45  $13.28     $13.43      $13.16  $12.85  $12.93       $13.20

Income from Investment
 Operations:

Net Investment Income     .24         .53     .59     .62     .61     .62        .23         .49     .55     .58          .19
Net Realized and

 Unrealized Gain (Loss)
 on Investments          (.02)        .26     .31    (.07)   (.53)    .17       (.03)        .27     .31    (.08)        (.27)
                        ------     ------  ------   ------  ------  ------     ------     ------  ------   ------      -------
Total from Investment
 Operations               .22         .79     .90     .55     .08     .79        .20         .76     .86     .50         (.08)

Less Distributions:
Dividends (from Net
 Investment Income)     (.24)        (.53)   (.59)   (.62)   (.61)   (.62)      (.23)       (.49)   (.55)   (.58)        (.19)

                        ------      ------  ------  ------  ------  ------     ------      ------  ------  ------       ------

Change in Net Asset     (.02)         .26     .31    (.07)   (.53)    .17       (.03)        .27      .31   (.08)        (.27)
Value

Value Net Asset Value,
 End of Period        $13.40       $13.42  $13.16  $12.85  $12.92  $13.45      13.40      $13.43  $13.16  $12.85       $12.93

Total Return<F1>        1.70%        6.16%   7.12%   4.36%   0.55%   6.08%      1.48%       5.94%   6.84%   4.00%       (0.61)%




--------------------------------------
THORNBURG INTERMEDIATE NEW MEXICO FUND
--------------------------------------
                    ---------------------------------------------------  -----------------------------------------------------------
                                           CLASS A                                              CLASS D
                    ---------------------------------------------------- -----------------------------------------------------------
                      6 Months       Year Ended September 30:               6 Months    Year Ended September 30: Period From 6/1/99
                    Ended 3/31/03   2002    2001    2000    1999    1998  Ended 3/31/03    2002   2001   2000    to 9/30/99 <F3>
                    -------------   ----    ----    ----    ----    ----  -------------    ----   ----   ----    ------------------
Ratios/Supplemental
 Data

Ratios to Average Net
 Assets:
Net Investment Income   3.68%<F2>  4.01%   4.49%  4.81%    4.57%   4.64%     3.38%<F2>     3.64%  4.23% 4.55%         4.20%<F2>

Expenses, After Expense
 Reductions             0.97%<F2>  0.98%   1.01%  0.99%    0.99%   1.00%     1.25%<F2>     1.25%  1.27% 1.25%         1.27%<F2>

Expenses, After Expense
 Reductions and Net of
 Custody Credits        0.97%<F2>   -        -      -        -      -        1.25%<F2>

Expenses, Before Expense
 Reductions             0.97%<F2>  1.00%   1.01%  1.03%    1.01%   1.02%     1.37%<F2>     2.00%  2.40% 2.73%         3.70%<F2>

Portfolio Turnover Rate 5.96%     21.35%  18.77% 30.23%   15.93%  13.74%     5.96%        21.35% 18.77% 30.23%       15.93%
                        =====     =====   =====  =====    =====   =====      =====        =====  =====  =====        =====
Net Assets, End of
Period (000's omitted) $209,227 $192,749 $158,645 $147,279 $155,540 $153,118 $12,389     $9,719  $2,831 $2,151      $1,122

<F1> Sales charges are not reflected in computing total returns, which are not annualized for periods less than one year.
<F2> Annualized.
<F3> Sales of Class D shares commenced June 1, 1999.




-----------------------------------
THORNBURG INTERMEDIATE FLORIDA FUND
-----------------------------------
                                    --------------------------------------------------------
                                                            CLASS A
                                    --------------------------------------------------------
                                    Six Months       Year Ended September 30:
                                  Ended 3/31/03    2002         2001       2000       1999       1998
                                  -------------  ------       ------      ------     ------     ------
Net Asset Value, Beginning of Period  $12.57     $12.24      $11.73      $11.79      $12.37    $12.14
Income from Investment Operations:
Net Investment Income                    .23        .52         .55         .54         .54       .56
Net Realized and Unrealized Gain
 (Loss) on Investments                  (.13)       .33         .51        (.06)       (.58)      .23
                                      -------   -------     -------     -------     -------   -------
Total from Investment Operations         .10        .85        1.06         .48        (.04)      .79
Less Distributions:
Dividends (from Net Investment Income)  (.23)      (.52)       (.55)       (.54)       (.54)     (.56)
                                      -------   -------     -------     -------     -------   -------
Change in Net Asset Value               (.13)       .33         .51        (.06)       (.58)      .23
Net Asset Value, End of Period        $12.44     $12.57      $12.24      $11.73      $11.79    $12.37
                                      ======     ======      ======      ======      ======    =======
Total Return <F1>                       0.79%      7.10%       9.20%       4.19%      (0.36)%    6.62%
Ratios/Supplemental Data
Net Investment Income Expenses          3.64%<F2>  4.18%       4.55%       4.60%       4.44%     4.54%
Expenses, After Expense Reductions      0.85%<F2>  0.85%       0.89%       0.98%       0.99%     0.98%
Expenses, After Expense Reductions
 and Net of Custody Credits             0.84%<F2>  0.84%        -           -            -         -
Expenses, Before Expense Reductions     1.01%<F2>  1.06%       1.10%       1.10%       1.08%     1.11%
   (Before Expense Reimbursements)
Portfolio Turnover Rate                22.73%     30.28%      22.99%      40.70%      35.91%    70.81%
Net Assets, End of Period              =====      =====       =====       =====       =====     =====
 (000's omitted)                     $50,090    $41,860     $28,934     $25,876      $30,221    $28,091




------------------------------------
THORNBURG INTERMEDIATE NEW YORK FUND
------------------------------------        ------------------------------------------------------------
                                                                     CLASS A
                                            ------------------------------------------------------------
                                                        Year Ended June 30:
                                             2003        2002         2001          2000          1999
                                             ----       -----        -----         -----         -----
Net Asset Value, Beginning of Year          $12.63      $12.55      $12.16        $12.36       $12.71
Income from Investment Operations:
Net Investment Income                          .51         .54         .62           .64          .64
Net Realized and Unrealized Gain (Loss)
  On Investments                               .25         .08         .39          (.20)        (.33)
                                           -------     -------     -------       -------      -------
Total from Investment Operations               .76         .62        1.01           .44          .31
Less Distributions:
Dividends (from Net Investment Income)        (.51)        .54        (.62)         (.64)        (.64)
Distributions (from Realized Gains)           (.02)         -          -             -           (.02)
                                            -------      -------     -------       -------       ------
Total Distributions                           (.53)       (.54)       (.62)         (.64)        (.66)
                                            -------      -------     -------       -------       ------
Change in Net Asset Value                      .23         .08         .39          (.20)        (.35)
                                            -------      -------     -------       -------       ------
Net Asset Value, End of Year                $12.86      $12.63      $12.55        $12.16       $12.36
                                            ======      ======      ======        ======       ======
Total Return <F1>                             6.16%       5.05%       8.44%         3.65%        2.38%
Ratios/Supplemental Data:
Ratios to Average Net Assets:
 Net Investment Income                        4.02%       4.29%       4.95%         5.23%        5.00%
 Expenses, After Expense Reductions           0.93%       0.87%       0.87%         0.76%        0.75%
 Expenses, After Expense Reductions
   and Net of Custody Credits                 0.93%       0.87%         -             -            -
 Expenses, Before Expense Reductions          1.10%       1.09%       1.13%         1.15%        1.16%
Portfolio Turnover Rate                      15.57%      17.66%      21.96%        19.02%        9.06%
                                            ======      ======      ======        ======       ======
Net Assets, End of Year (000's omitted)    $39,764    $32,076     $25,855       $24,365      $24,633

<F1> Sales Charges are not reflected in computing total return, which is not annualized for periods less than one year.
<F2> Annualized.




-------------------------------------------
THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
-------------------------------------------
                                                         ----------------------------------------------------------------
                                                                                    CLASS A
                                                         ----------------------------------------------------------------
                                                            Six Months         Year Ended September 30:
                                                           Ended 3/31/03     2002     2001     2000    1999    1998
                                                           -------------    ------   -----    -----   -----   -----
Net Asset Value, Beginning of Period                          $13.27       $12.77   $12.03   $12.06   $12.66   $12.31

Income From Investment Operations Net Investment Income          .24          .58      .67      .68      .66      .69
Net Realized and Unrealized Gain (Loss) on Investments           .01          .50      .74     (.03)    (.60)     .35
                                                              -------     -------   -------  -------  -------  -------
Total from Investment Operations                                 .25         1.08     1.41      .65      .06     1.04
Less Distributions: Dividends (from Net Investment Income)      (.24)        (.58)    (.67)    (.68)    (.66)    (.69)
                                                              -------     --------  -------  -------  -------  -------
Change in Net Asset Value                                        .01          .50      .74     (.03)    (.60)     .35
Net Asset Value, End of Period                                $13.28       $13.27   $12.77   $12.03   $12.06   $12.66
                                                              ======       ======   ======   ======   ======   ======
Total Return <F2>                                               1.92%        8.75%   12.02%    5.58%    0.48%    8.75%
Ratios/Supplemental Data
Ratios to Average Net Assets:
Net Investment Income                                           3.65%<F3>    4.53%    5.39%    5.69%    5.33%    5.61%
Expenses, After Expense Reductions                              0.93%<F3>    0.93%    0.99%    0.98%    0.95%    0.97%
Expenses, After Expense Reductions
  and Net of Custody Credits                                    0.91%<F3>    0.92%     -       -        -        -
Expenses, Before Expense Reductions                             0.93%<F3>    0.93%    0.99%    0.99%    0.95%    0.97%
Portfolio Turnover Rate                                         6.23%        4.34%   15.23%   19.66%   19.39%   29.77%
                                                                =====        =====   ======   ======   ======   ======
Net Assets, End of Year (000's omitted)                     $184,099      $155,864 $105,348 $87,616 $113,215 $129,312




-------------------------------------------
THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
-------------------------------------------
                                          ----------------    ---------------------------------------------------------
                                                CLASS B                                   CLASS C
                                          ----------------    ---------------------------------------------------------
                                          Period 11/1/02<F1>    Six Months            Year Ended September 30:
                                             to 3/31/03       Ended 3/31/03  2002     2001     2000    1999    1998
                                          ---------------     ------------- -----    -----    -----   -----   -----
Net Asset Value, Beginning of Period          $13.12           $13.35      $12.85   $12.10   $12.12   $12.71   $12.37

Income From Investment Operations Net
 Investment Income                               .17              .22         .54      .62      .63      .60      .64
Net Realized and Unrealized Gain (Loss)
 on Investments                                  .16              .01         .50      .75     (.02)    (.59)     .34
                                              -------           -------    -------   -------  -------  -------  -------
Total from Investment Operations                 .33              .23        1.04     1.37      .61      .01      .98
Less Distributions: Dividends
 (from Net Investment Income)                   (.17)            (.22)       (.54)    (.62)    (.63)    (.60)    (.64)
                                              -------           -------    --------  -------  -------  -------  -------
Change in Net Asset Value                        .16              .01         .50      .75)    (.02)    (.59)     .34
Net Asset Value, End of Period                $13.28           $13.36      $13.35   $12.85   $12.10   $12.12   $12.71
                                              ======           ======      ======   ======   ======   ======   ======
Total Return <F2>                               2.52%            1.77%       8.33%   11.60%    5.23%    0.13%    8.19%
Ratios/Supplemental Data:
Ratios to Average Net Assets:
Net Investment Income                           2.49%<F3>        3.34%<F3>   4.13%    4.89%    5.26%    4.88%    5.16%
Expenses, After Expense Reductions              1.19%<F3>        1.21%<F3>   1.28%    1.41%    1.40%    1.40%    1.40%
Expenses, After Expense Reductions
  and Net of Custody Credits                    1.16%<F3>        1.20%<F3>   1.27%    -       -        -        -
Expenses, Before Expense Reductions             3.96%<F3>        1.72%<F3>   1.78%    2.01%    2.11%    1.98%    2.20%
Portfolio Turnover Rate                         6.23%            6.23%       4.34%   15.23%   19.66%   19.39%   29.77%
                                                ====            =====       =====   ======   ======   ======   ======
Net Assets, End of Year 000's omitted)        $2,173          $43,483    $30,587  $12,704   $5,098   $7,516   $6,445




----------------------------------
THORNBURG LIMITED TERM INCOME FUND
-----------------------------------     ------------------------------------------------------------------------------
                                                                       CLASS A
                                        ------------------------------------------------------------------------------
                                        Six Months Ended                           Year Ended June 30:
                                             3/31/03       2002        2001         2000          1999          1998
                                        ----------------  -----        -----        -----         -----         -----
Net Asset Value, Beginning of Period        $12.79        $12.55       $11.89      $11.93       $12.50        $12.37
Income From Investment Operations Net
  Net Investment Income                        .26           .61          .73         .73          .69           .72
Net Realized and Unrealized Gain (Loss)
  on Investments                               .11           .24          .66        (.04)        (.57)          .13
                                           -------       -------      -------     -------      -------       -------
Total from Investment Operations               .37           .85        $1.39        $.69         $.12          $.85
  Less Distributions:  Dividends
  (from Net Investment Income)                (.26)         (.61)        (.73)       (.73)        (.64)         (.72)
Return of Capital                               -             -            -           -          (.05)           -
                                           -------        -------      -------     -------      -------       -------
Change in Net Asset Value                      .11           .24          .66        (.04)        (.57)          .13
Net Asset Value, End of Period              $12.90        $12.79       $12.55      $11.89       $11.93        $12.50
                                            ======        ======       ======      ======       ======        ======
Total Return <F2>                             2.92%         7.05%       12.05%       6.05%        1.02%         7.08%
Ratios/Supplemental Data
Ratio of Average Net Assets:
Net Investment Income                         4.04%<F3>    4.88%        5.94%       6.21%        5.68%         5.81%
Expenses, After Expense Reductions            0.99%<F3>    0.99%        1.00%       0.99%        0.99%         1.00%
Expenses, After Expense Reductions
  And Net of Custody Credits                  0.99%<F3>     -            -           -            -             -
Expenses, Before Expense Reductions           1.03%<F3>    1.10%        1.16%       1.21%        1.19%         1.22%
Portfolio Turnover Rate                       5.76%       21.63%       20.54%      59.46%       48.50%        41.01%
Net Assets, End of                            =====       ======       ======      ======       ======        ======
  Year (000's omitted)                    $141,575     $104,710      $56,036     $31,520      $41,050       $35,866
     Footnotes to Financial Highlights Tables
<F1> Government Fund commenced Class B sales on November 1, 2002
<F2> Sales charges are not reflected in computing total return, which is not annualized for periods less than one year.
<F3> Annualized.




----------------------------------
THORNBURG LIMITED TERM INCOME FUND
-----------------------------------     ------------------------------------------------------------------------------
                                                                       CLASS C
                                        ------------------------------------------------------------------------------
                                        Six Months Ended                           Year Ended June 30:
                                             3/31/03       2002        2001         2000          1999          1998
                                        ----------------  -----        -----        -----         -----         -----
Net Asset Value, Beginning of Period        $12.77        $12.53       $11.87      $11.91       $12.47        $12.34
Income From Investment Operations Net
  Net Investment Income                        .24           .56          .68         .68          .64           .66
Net Realized and Unrealized Gain (Loss)
  on Investments                               .11           .24          .66        (.04)        (.56)          .13
                                           -------       -------      -------     -------      -------       -------
Total from Investment Operations               .35           .80        $1.34        $.64         $.08          $.79
  Less Distributions:  Dividends
  (from Net Investment Income)                (.24)         (.56)        (.68)       (.68)        (.59)         (.66)
Return of Capital                               -             -            -           -          (.05)           -
                                           -------        -------      -------     -------      -------       -------
Change in Net Asset Value                      .11           .24          .66        (.04)        (.56)          .13
Net Asset Value, End of Period              $12.88        $12.77       $12.53      $11.87       $11.91        $12.47
                                            ======        ======       ======      ======       ======        ======
Total Return <F2>                             2.74%         6.63%       11.61%       5.62%        0.68%         6.65%
Ratios/Supplemental Data
Ratio of Average Net Assets:
Net Investment Income                         3.67%<F3>    4.45%        5.52%       5.81%        5.28%         5.40%
Expenses, After Expense Reductions            1.36%<F3>    1.39%        1.41%       1.40%        1.40%         1.40%
Expenses, After Expense Reductions
  And Net of Custody Credits                  1.36%<F3>     -            -           -            -             -
Expenses, Before Expense Reductions           1.86%<F3>    1.93%        2.13%       2.26%        2.22%         2.30%
Portfolio Turnover Rate                       5.76%       21.63%       20.54%      59.46%       48.50%        41.01%
Net Assets, End of                            =====       ======       ======      ======       ======        ======
  Year (000's omitted)                     $41,975      $30,258      $15,219      $7,272       $7,528        $7,147
     Footnotes to Financial Highlights Tables
<F1> Government Fund commenced Class B sales on November 1, 2002.
<F2> Sales charges are not reflected in computing total return, which is not annualized for periods less than one year.
<F3> Annualized.




---------------------
THORNBURG VALUE FUND
---------------------
                        -------------------------------------------------------   ------------------------------------------------
                                              CLASS A                                                 CLASS B
                        --------------------------------------------------------   ------------------------------------------------
                                                                                              Year Ended
                        Six Months Ended         Year Ended September 30:         Six Months    September 30:  Period from <F1>
                         Ended 3/31/03   2002    2001    2000    1999    1998     Ended 3/31/03 2002    2001   4/30/00 to 9/30/00
                        --------------- -----   -----   -----   -----    ----     ------------- -----   -----  -----------------
Net Asset Value,
   Beginning of Period     $20.73      $26.04  $32.98  $26.20  $19.48  $20.42    $20.22    $25.61  $32.63       $33.22
Income from Investment
   Operations:
Net Investment Income*        .05         .00<F3> .02     .74     .16     .20      (.03)    (.22)   (.24)          .00
Net Realized and Unrealized
  Net Gain (Loss) on
  Investments                 .49       (5.31)  (6.38)   7.29    6.76     .40        .48   (5.17)  (6.31)          .09
                           -------     ------- ------- ------- ------- -------    ------- ------- -------       -------
Total from Investment
   Operations                 .54       (5.31)  (6.36)   8.03    6.92     .60        .45   (5.39)  (6.55)          .09
Less Distributions
Dividends (from Net
   Investment Income)          -          -      (.25)   (.86)   (.20)   (.17)         -     -     (.19)          (.68)
Distributions (from
   Realized Gains)             -          -      (.25)   (.39)     -    (1.35)         -     -     (.25)            -
Return of Capital              -          -      (.08)     -       -     (.02)         -     -     (.03)            -
                           -------      ------  ------  ------  ------  ------      ------ ------  ------         ------
Change in Net Asset Value     .54       (5.31)  (6.94)   6.78    6.72    (.94)       .45   (5.39) (7.02)          (.59)
Net Asset Value,
   End of Period           $21.27      $20.73  $26.04  $32.98  $26.20  $19.48     $20.67 $20.22  $25.61         $32.63
                          =======     ======= ======= ======= ======= =======     ====== ======  ======        =======
Total Return <F2>            2.60%     (20.39)%(19.59)% 30.68%  35.50%   3.15%      2.23%(21.05)%(20.35)%         0.25%




---------------------
THORNBURG VALUE FUND
---------------------
                        ----------------------------------------------------------   ---------------------------------------------
                                              CLASS A                                                 CLASS B
                        --------------------------------------------------------   ------------------------------------------------
                                                                                                Year Ended
                        Six Months Ended         Year Ended September 30:         Six Months    September 30:  Period from <F1>
                         Ended 3/31/03   2002    2001    2000    1999    1998     Ended 3/31/03 2002    2001   4/30/00 to 9/30/00
                        --------------- -----   -----   -----   -----    ----     ------------- -----   -----  -----------------
Ratios/Supplemental Data
Ratios to Average Net
Assets:
xx
Net Investment Income     0.49%<F5>   0.00%<F4> 20.07%   2.31%   0.62%   0.95%      0.33%<F5>  (0.85)% (0.83)%       0.02%<F5>

Expenses, After Expense
  Reimbursements          1.53%<F5>   1.40%      1.37%   1.38%   1.44%   1.54%      2.34%<F5>  2.25%   2.27%        2.38<F5>

Expenses, After Expense
  Reimbursements and Net
  of Custody Credits      1.53%<F5>   0.00%      0.00%   0.00%   0.00%   0.00%      2.34%<F5>  0.00%   0.00%        0.00%

Expenses, Before Expense
  Reimbursements          1.53%<F5>   1.40%      1.38%   1.38%   1.44%   1.54%      2.36%<F5>  2.25%   2.30%        2.43%<F5>

Portfolio Turnover Rat   36.22%      76.37%     71.81%  72.35%  62.71%  99.55%     36.22%     76.37%  71.81%       72.35%
                         =====       =====      =====   =====   =====   =====      =====      =====   =====        =====
Net Assets, End of Period
   (000's omitted)    $741,035    $809,229 $1,078,582 $873,433 $360,966 $150,492 $70,447  $70,682  $68,740      $17,945




---------------------
THORNBURG VALUE FUND
---------------------                     ----------------------------------------------------------------------------
                                                                         CLASS C
                                          -----------------------------------------------------------------------------
                                                               FISCAL YEAR OR PERIOD
                                           Six Months           Year Ended September 30:
                                          Ended 3/31/03    2002         2001          2000         1999        1998
                                          -------------   ------       ------       ------       ------      ------
Net Asset Value, Beginning of Period          $20.40      $25.82        $32.80       $26.08        $19.45      $20.40
Income from Investment Operations:
Net Investment Income*                          (.03)       (.20)         (.22)         .49          (.01)        .03
Net Realized and Unrealized Gain (Loss)
 on Investments                                  .49       (5.22)        (6.34)        7.23          6.71         .39
                                               ------      ------         ------      ------        ------      ------
Total from Investment Operations                 .46       (5.42)        (6.56)        7.72          6.70         .42
Less Distributions
   Dividends (from Net Investment Income)          -          -           (.16)        (.61)         (.07)         -
Distributions (from Realized Gains)                -          -           (.25)        (.39)           -        (1.35)
Return of Capital                                  -          -           (.01)          -             -         (.02)
                                               ------     ------        -------      -------       -------     -------
Change in Net Asset Value                        .46       (5.42)        (6.98)        6.72          6.63        (.95)
Net Asset Value, End of Period                $20.86      $20.40        $25.82       $32.80        $26.08      $19.45
                                              ======     =======       =======     =======       =======     =======
Total Return                                    2.25%     (20.99)%     (20.24)%      29.90%        34.45%       2.34%
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Investment Income                          0.27%<F5>  (0.77)%      (0.74)%        1.53%        (0.17)%      0.14%
 Expenses, After Expense Reductions             2.29%<F5>   2.17%        2.18%         2.16%         2.23%       2.36%
 Expenses, After Expense Reductions
  and Net of Custody Credits                    2.29%<F5>   0.00%        0.00%         0.00%         0.00%       0.00%
Expenses, Before Expense Reductions            2.29%<F5>   2.17%        2.19%         2.17%         2.23%       2.37%
Portfolio Turnover Rate                        36.22%      76.37%       71.81%        72.35%        62.71%      99.55%
                                              ======      ======       ======        ======        ======      ======
Net Assets, End of Period 000's omitted)      $349,973   $368,038     $437,199     $361,447      $133,934     $41,513
*  Based on weighed average shares outstanding.

<F1>  Value Fund commenced Class B sales on April 3, 2000.
<F2>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<F3>  Net investment less per share is less than 0.01.
<F4>  The ratio of net investment loss to average net assets is less than 0.01%.
<F5>  Annualized.




------------------------------------
THORNBURG INTERNATIONAL VALUE FUND*
-----------------------------------
                        -------------------------------------------------------   ------------------------------------------------
                                              CLASS A                                                 CLASS B
                        --------------------------------------------------------   ------------------------------------------------

                                                                       Period from               Year Ended September 30:
                        Six Months Ended     Year Ended September 30:  5/28/98<F1>  Six Months                  Period from <F1>
                         Ended 3/31/03   2002    2001    2000    1999  to 9/30/98   Ended 3/31/03 2002    2001  4/30/00 to 9/30/00
                        --------------- -----   -----   -----   -----  ------------ ------------- -----   -----  -----------------
Net Asset Value,
 Beginning of Period        $11.88     $12.37  $16.64  $12.95   $9.79  $11.94       $11.57       $12.16  $16.44       $17.62
Income from Investment
 Operations:
Net Investment Income**       (.05)       .03    (.03)    .44     .12     .03         (.09)       (.08)   (.06)         .14
Net Realized and Unrealized
 Gain (Loss) on Investments   (.59)      (.54)   (3.39)   4.03    3.18  (2.15)        (.57)       (.51)  (3.36)        (.79)
                            -------    ------   ------  ------  ------ ------        ------      ------  ------       ------
Total from Investment
Operations                    (.64)     (.51)   (3.36)   4.47    3.30  (2.12)         (.66)       (.59)  (3.42)        (.65)
Redemption Fees added
  to paid in capital           .01       .02      -       -       -      -              -           -      -             -
Less Distributions               -        -       -       -       -      -              -           -      -             -
Dividends (from Net
  Investment Income)             -        -       .86    (.78)   (.14)  (.03)           -           -     (.82)        (.53)
Distributions (from
  Realized Gains)                -        -       -       -        -      -             -           -       -           -
Returns of Capital               -        -      (.05)    -        -      -             -           -       -           -
                             ------    ------  -------  ------  ------  ------       ------      ------  ------       ------
Change in Net Asset Value     (.63)     (.49)   (4.27)   3.69    3.16  (2.15)         (.66)       (.59)  (4.28)       (1.18)
Net Asset Value, End
of Period                   $11.25    $11.88   $12.37  $16.64  $12.95  $9.79        $10.91      $11.57  $12.16       $16.44
                            ======    ======   ======  ======  ======  ======       ======     =======  =======     =======
Total Return <F2>            (5.30)%   (3.96)% (21.28)% 34.42%  33.79%(17.80)%       (5.70)%     (4.85)%(21.86)%      (3.73)%
Ratios/Supplemental Data<F3>




------------------------------------
THORNBURG INTERNATIONAL VALUE FUND*
-----------------------------------
                        -------------------------------------------------------   ------------------------------------------------
                                              CLASS A                                                 CLASS B
                        --------------------------------------------------------   ------------------------------------------------
                                                 Year Ended September 30:                       Year Ended September 30:
                                                                      Period from
                        Six Months Ended                              5/28/98<F1> Six Months    September 30:  Period from <F1>
                         Ended 3/31/03   2002    2001    2000    1999 to 9/30/98  Ended 3/31/03 2002    2001   4/30/00 to 9/30/00
                        --------------- -----   -----   -----   -----    ----     ------------- -----   -----  -----------------
Ratios to Average Net
 Assets:

Net Investment Income         0.85%<F3>  0.19%  (0.22)% 2.61%    1.07%   1.04%<F3>  1.61%<F3>  (0.58)% (0.39)%       1.63%<F3>

Expenses, After Expense
 Reimbursement                1.63%<F3>  1.57%  1.54%   1.53%    1.63%   1.63%<F3>  2.38%<F3>   2.39%   2.40%        2.38%<F3>

Expenses, After Expense
 Reimbursements and Net of
 of Custody Credits           1.63%<F3>    -      -       -        -        -       2.38%<F3>    -       -            -

Expenses, Before Expenses
 Reimbursements               1.72<F3>  1.60%  1.56%   1.55%    1.93%   2.88%<F3>  2.87%<F3>   2.88%   3.62%        6.08%<F3>

Portfolio Turnover Rate      22.95%    28.39% 61.05%  86.13%   58.09%  44.66%     22.95%      28.39%  61.05%       86.13%
                             =====     =====  =====   =====    =====   =====      ======      =====   =====        =====
Net Assets, End of Period
 (000's omitted)           $64,195  $69,490 $56,507 $76,070  $23,202  $7,440      $4,728     $4,672  $2,570       $1,270




-----------------------------------
THORNBURG INTERNATIONAL VALUE FUND*
-----------------------------------
                                       --------------------------------------------------------------------------------------
                                                                 CLASS C
                                       --------------------------------------------------------------------------------------
                                          Six Months                Year Ended September 30:        Period From 5/28/98
                                        Ended 3/31/03   2002        2001        2000        1999         to 9/30/98
                                        -------------  ------      ------      ------      ------   -----------------------
Net Asset Value, Beginning of Period     $11.60      $12.19      $16.49      $12.88       $9.77      $11.94
Income from Investment Operations:
Net Investment Income**                    (.09)       (.08)       (.08)        .38         .04         .01
Net Gains (or Losses) on Securities
  (Realized and Unrealized)                (.57)       (.51)      (3.37)       3.91        3.14       (2.17)
                                         -------     -------     -------     -------     -------     --------
Total from Investment Operations           (.66)       (.59)      (3.45)       4.29        3.18       (2.16)
Less Distributions:
  Dividends (from Net Investment Income)     -           -          (.81)       (.68)       (.07)       (.01)
  Return of Capital                          -           -          (.04)        -           -           -
                                         -------      ------      -------     -------     -------     -------
Change in Net Asset Value                  (.66)       (.59)      (4.30)       3.61        3.11       (2.17)
Net Asset Value, End of Period           $10.94      $11.60      $12.19      $16.49      $12.88       $9.77
                                         ======      =======     =======     =======     =======     =======
Total Return <F2>                         (5.69)%     (4.84)%    (21.96)%     33.20%      32.59%     (18.12)%
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Investment Income                     1.60%<F3>  (0.62)%     (0.51)%      2.25%       0.11%      (0.02)%<F3>
 Expenses, After Expense Reductions        2.37%<F3>   2.36%       2.37%       2.37%       2.38%       2.38%<F3>
 Expenses, After Expense Reductions
 and Net of Custody Credits                2.37%<F3>     -          -           -            -           -
 Expenses, Before Expense Reductions       2.44%<F3>    2.36%       2.39%       2.43%       3.63%     11.91%<F3>
 Portfolio Turnover Rate                  22.95%       28.39%      61.05%      86.13%      58.09%     44.66%<F3>
                                        =======      =======     =======     =======     =======     =======
Net Assets, End of Period (000's omitted)$39,084     $39,995      $26,426     $26,120     $3,235      $577




--------------------------
THORNBURG CORE GROWTH FUND           -----------------------------------------        -----------------------------------------
--------------------------                          CLASS A                                       CLASS C
                                     -----------------------------------------        -----------------------------------------
                                                        Year      Period From                         Year       Period From
                                        Six Months      Ended     12/27/00<F4>        Six Months     Ended      12/27/00<F4>
                                       Ended 3/31/03    9/30/02   to 9/30/01         Ended 3/31/03   9/30/02    to 9/30/01
                                       -------------    -------   ------------       -------------   -------    -------------
Net Asset Value, Beginning of Period
Income from Investment Operations:        $6.45       $7.80      $11.94                $6.38        $7.76      $11.94
Net Investment Income **                   (.05)       (.12)      (0.08)                (.08)        (.18)      (0.13)
Net Realized and Unrealized Gain
 (Loss) on Investments                      .84       (1.23)      (4.06)                 .81         (1.20)     (4.05)
                                         -------     -------     -------              ------       -------     -------
Total from Investment Operations            .79       (1.35)      (4.14)                 .73        (1.38)      (4.18)
Redemption Fees Added to Paid in
 Capital                                    .02          -           -                   -             -           -
                                         -------     -------     -------              ------       -------     -------
Change in Net Asset Value                   .81       (1.35)       (4.14)                .73        (1.38)      (4.18)
Net Asset Value, End of Period            $7.26       $6.45        $7.80               $7.11        $6.38       $7.76
                                         =======    =======        =======            ======     =======      =======
Total Return <F2>                         12.56%     (17.31)%     (34.67)%             11.44%      (17.78)%    (35.01)%
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Investment Income                     1.44%<F3>  (1.44)%      (1.02)%<F3>          2.19%<F3>   (2.19)%     (1.78)%<F3>
 Expenses, After Expense Reductions        1.65%<F3>   1.64%        1.71% <F3>          2.38%<F3>    2.39%       2.49% <F3>
 Expenses, After Expense Reductions
  and Net of Custody Credits               1.63%<F3>   1.63%          -                 2.38%<F3>    2.38%       -
 Expenses, Before Expense Reduction        2.70%<F3>   2.39%        2.80% <F3>          3.84%<F3>    3.45%       4.43% <F3>
Portfolio Turnover Rate                   80.74%     212.17%      126.15%              80.74%      212.17%     126.15%
Net Assets, End of Period (000's omitted) $7,929      $5,685        $6,337             $2,357       $1,892     $2,216

*  International Value Fund was known as "Thornburg Global Value Fund" before February 1, 2002.
** Based on weighted average shares outstanding.
<F1>  International Value Fund commenced Class A and Class C sales on May 28, 1998 and Class B sales on April 3, 2000.
<F2>  Sales loads are not reflected in computing total return, which is not annualized for periods less than a year.
<F3>  Annualized.
<F4>  Growth Fund commenced Class A and Class C sales on December 27, 2000.




Thornburg Investment Income Builder Fund
                                         Class A        Class C
                                         -------        -------
                                        Period from    Period from
                                        12/24/02(1)    12/24/02(1)
                                        to 3/31/03     to 3/31/03
                                        ------------   -----------
Net Asset Value, Beginning of Period      $11.94          $11.94

Income from Investment Operations:
  Net Investment Income*                     .02             .02
  Net Gains (or Losses) on Securities
  (Realized and Unrealized)                 (.13)           (.13)
                                          -------         -------
Total from Investment Operations            (.11)           (.11)
Less Distributions:
  Dividends (from Net Investment Income)    (.09)           (.08)
  Distributions (from Realized Gains)        -               -
                                          -------         -------
  Change in Net Asset Value                 (.20)           (.19)
  Net Asset Value, End of Period          $11.74          $11.75
                                          -------         -------
  Total Return (2)                         (0.90)%         (0.89)%

Ratios/Supplemental Data:
  Ratio of Net Income (Loss) to Average
  Net Assets                                7.30%(3)        7.63%(3)
  Ratio of Expenses to Average Net Assets   1.66%(3)        1.90%(3)
  (After expense reimbursement)
  Ratio of Expenses to Average Net Assets   1.60%(3)        1.90%(3)
  (After Expense Reimbursement and Net of
   Custody Credits)
  Ratio of Expenses to Average Net Assets   3.13%(3)        5.04%(3)
  (Before Expense Reimbursements)
  Portfolio Turnover Rate                   5.77%           5.77%
                                          -------         -------
  Net Assets, End of Period
  (000's omitted)                         $8,842           $2,295

*  Based on weighted average shares outstanding.
<F1>  Income Builder Fund commenced operations on December 24, 2002.
<F2>  Sales loads are not reflected in computing total return, which is not annualized for periods less than a year.
<F3>  Annualized.






OUTSIDE BACK COVER
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual
   reports of their Fund containing
   financial statements audited by the
   Funds'  independent auditors, and
   also will receive unaudited semi-
   annual reports. In addition, each
   shareholder will receive an account
   statement no less often than quarterly.

General Counsel
   Legal matters in connection with
   the issuance of shares of the Funds
   are passed upon by White, Koch,
   Kelly & McCarthy, Professional
   Association, Post Office Box 787,
   Santa Fe, New Mexico 87504-0787.

Investment Adviser
   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor
   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian
   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent
   State Street Bank & Trust Co.
   c/o NFDS Servicing Agent
   Post Office Box 419017
   Kansas City, Missouri 64141-6017

Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com   email: postmaster@thornburg.com

Limited Term National Fund and Limited Term California Fund are separate series of Thornburg Limited Term Municipal Fund, Inc., which files registration statements and certain other information with the Securities and Exchange Commission under the file number 811-4302.

Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund and International Value Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.



OUTSIDE FRONT COVER
                                           THORNBURG INVESTMENT MANAGEMENT
Prospectus
THORNBURG
Institutional Class Shares
 November 1, 2003



            Thornburg Limited Term Municipal Fund National Portfolio
                         ("Limited Term National Fund")
           Thornburg Limited Term Municipal Fund California Portfolio
                        ("Limited Term California Fund")
                      Thornburg Intermediate Municipal Fund
                         ("Intermediate National Fund")


                  Thornburg Limited Term U. S. Government Fund
                              ("Government Fund")
                      Thornburg Limited Term Income Fund
                                 ("Income Fund")


                             Thornburg Value Fund
                                ("Value Fund")
                      Thornburg International Value Fund
                         ("International Value Fund")
                          Thornburg Core Growth Fund
                               ("Growth Fund")
                  Thornburg Investment Income Builder Fund
                           ("Income Builder Fund")















These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the federal deposit insurance corporation, the federal reserve board, or any government agency.

                                                      NOT FDIC- INSURED
                                                      MAY LOSE VALUE
                                                      NO BANK GUARANTEE

                     THORNBURG INSTITUTIONAL CLASS SHARES
TABLE OF CONTENTS

4          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

6          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

8          Intermediate National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

10         Government Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

12         Income Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

14         Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

15         International Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses


16         Growth Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

17        Income Builder Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

18         Additional Information About Fund Investments,
           Investment Practices and Risks

19         Potential Advantages of Investing in a Fund

20         Opening Your Account

20         Buying Fund Shares

21         Selling Fund Shares

22         Investor Services

24         Transaction Details

24         Dividends and Distributions

25         Taxes

26         Organization of the Funds

27         Financial Highlights

Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page 18. The Fund's portfolio is "laddered" by investing in obligation of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal income tax because market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and any longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 16.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investment in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligation bonds from throughout the United States, with a constant maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Limited Term National Fund Annual Total Returns Class I Shares
----------------------------------------------------------------
10%                                       7.83
                           7.13
 5%   5.86   5.18                  5.22

 0%                 0.77

      1997   1998   1999   2000    2001    2002

Highest quarterly results for time period shown: 3.28% (quarter ended
06/30/02).
Lowest quarterly results for time period shown: -0.85% (quarter ended
6/30/99).

Year-to-date return for Class I shares: ___% (period ended 9/30/03).


Limited Term National Fund Average Annual Total Returns
Class I Shares (periods ending 12/31/02)
-------------------------------------------------------

                                                Since Inception
                     One Year    Five Years     7/5/96
                     --------    ----------     ----------------

Return Before Taxes    7.83%       5.20%          5.50%

Return After Taxes
on Distributions       7.83%       5.20%          5.50%

Return After Taxes on
Distributions and Sale
of Fund Shares         6.39%       5.08%          5.37%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 9.26%       5.91%          6.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) On Purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemption    none
   (as a percentage of the lesser of redemption proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Limited Term National Fund
------------------------------------
  Management Fee                                .43%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .15%
                                                ----
           Total Annual Operating Expenses      .58%


Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
  Class I Shares        $59     $166     $324     $726


Limited Term California Fund

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its state agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page 18. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Principal Investment Risks
--------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A recessionary economy, increases in governmental expenditures and projected declines in the growth of governmental revenues, could impair the ability of some governmental issuers to meet their debt payment obligations. Moreover, the effects of electricity rate increases on the state's economy, and the state's commitments for electricity purchases may have a negative impact on outstanding and future obligations of California state and local governments. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 16.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal general obligations bonds from throughout the United States, with a constant maturity of five years. Past Performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Profile
Limited Term California Fund Annual Total Returns Class I Shares
----------------------------------------------------------------
10%
                     6.71          6.74
 5%    5.25
                            4.63
 0%           0.82

       1998   1999   2000   2001   2002

Highest quarterly results for time period shown: 3.19% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -0.28% (quarter ended
12/31/99).

Year-to-date return for Class I shares: ___% (period ended 9/30/03).


Average Annual Total Returns (periods ended 12/31/02)
----------------------------------------------------
                                               Since Inception
                     One Year    Five Years    7/5/96
                     --------    ----------    ----------------

Return Before Taxes    6.74%      4.81%        5.20%

Return After Taxes
on Distributions       6.74%      4.81%        5.20%

Return After Taxes on
Distributions and Sale
of Fund Shares         5.58%      4.74%        5.07%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                 9.26%      5.91%        6.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases                      none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions           none
   (as a percentage of the lesser of redemption proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Limited Term California Fund
------------------------------
  Management Fee                                .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .25%
                                                ----
           Total Annual Operating Expenses      .75%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .65%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividend and distributions and reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
  Class I Shares        $ 77    $240     $417     $930

Intermediate National Fund

Investment Goals
----------------

The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. Securities ratings are discussed on page 18. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax, because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Nonrated obligations may have, or be perceived to have, greater risk of default. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 16.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Merrill Lynch Municipal Bond (7-12 year) Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessary an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Profile
Intermediate National Fund Annual Total Returns Class I Shares
----------------------------------------------------------------
10%                                       8.52
       7.38                  7.19
 5%            5.79                 5.04

 0%                  -1.70

       1997    1998   1999   2000   2001   2002

Highest quarterly results for time period shown: 4.14% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -1.52% (quarter ended
6/30/99).

Year-to-date return for Class I shares: ___% (period ended 9/30/03).


Intermediate National Fund Average Annual Total Returns
Class I Shares (periods ended 12/31/02)
---------------------------------------------------------

                                               Since Inception
                     One Year    Five Years    7/5/96
                     --------    ----------    ----------------

Return Before Taxes    8.52%       4.91%        5.68%

Return After Taxes
on Distributions       8.52%       4.91%        5.68%

Return After Taxes on
Distributions and Sale
of Fund Shares         7.04%       4.89%        5.58%

Lehman Index
(reflects no deduction
for fees, expenses, or
taxes)                11.46%       6.50%        7.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases                      none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions           none
  (as a percentage of the lesser of redemption proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Intermediate National Fund
----------------------------
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .29%
                                                ----
           Total Annual Operating Expenses      .79%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .60%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares      $81     $252     $439     $978


Limited Term U.S. Government Fund

Investment Goals
-----------------

The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
---------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's investments in pursuing the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analyses. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

Government Fund invests at least 80% of its assets in (i) obligations issued or guaranteed by the United States Government or its agencies, instrumentalities, or authorities, (ii) repurchase agreements secured by such obligations, and (iii) participations having economic characteristics similar to such obligations. "Participations" are undivided interests in pools of securities where the underlying government credit support passes through to the participants. Securities issued by agencies also may include "Ginnie Mae," "Freddie Mac," and "Fannie Mae" certificates, collateralized mortgage obligations (CMOs), and other mortgage-backed securities.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and any longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. Although the Fund will acquire obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. Government.

Some investments owned by the Fund are not issued by the U.S. Government and may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government securities or general economic decline could lower the value of those securities.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 16.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Lehman Intermediate Government Bond Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Limited Term U.S. Government Fund Annual Total Returns Class I Shares
----------------------------------------------------------------------
15%
                                         10.74
10%                         10.14
       6.97   7.29                 7.57
 5%
                     0.58
 0%

       1997   1998   1999   2000   2001   2002

Highest quarterly results for time period shown: 5.28% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -0.70% (quarter ended
12/30/01).

Year-to-date return for Class I shares: ___% (period ended 9/30/03).


Average Annual Total Returns (periods ended 12/31/02)
------------------------------------------------------
                                                Since Inception
                     One Year    Five Years     7/5/96
                     --------    ----------     ----------------

Return Before Taxes   10.74%       7.20%         7.35%

Return After Taxes
on Distributions       8.75%       4.87%         4.91%

Return After Taxes on
Distributions and Sale
of Fund Shares         6.53%       4.59%         4.65%

Lehman Inter Govt.
Bond Index (reflects
no deduction for
fees, expenses, or
taxes)                 9.63%       7.44%         7.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases                      none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions           none
   (as a percentage of the lesser of redemption proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Government Fund
----------------
     Management Fee                             .38%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .66%
                                                ----
           Total Annual Operating Expenses     1.04%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .60%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $106    $331     $574     $1,271

Limited Term Income Fund

Investment Goals
----------------

The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

Thornburg Investment Management, Inc. (Thornburg) actively manages the Fund's portfolio in attempting to meet the Fund's primary investment goal. Investment decisions are based upon domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analyses. Although the Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. Government, and its agencies and instrumentalities, and (ii) debt securities rated at the time of purchase in one of the three highest ratings of Standard & Poor's Corporation or Moody's Investor Service, Inc., or if not rated, judged to be of comparable quality by Thornburg. "Investment grade" securities are rated in the four highest grades of a recognized ratings agency. Debt securities the Fund may purchase include corporate debt obligations, GNMA certificates mortgage backed securities, other asset-backed securities, municipal obligations, and commercial paper and bankers' acceptances. Securities ratings are discussed on page 18.
The Fund emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases, when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
---------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government securities or general economic decline could lower the value of these securities. Additionally, foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability to sell foreign investments and reduced legal protections for investments.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 16.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Lehman Intermediate Government and Corporate Bond Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government and corporate debt obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Limited Term Income Fund Annual Total Returns Class I Shares
--------------------------------------------------------------
10%                                      9.04
                         9.81    8.49
 8%

 6%        6.72
     5.91
 4%

 2%
                  0.69
 0%

     1997  1998   1999   2000    2001   2002

Highest quarterly results for time period shown: 4.47% (quarter ended
9/30/01).
Lowest quarterly results for time period shown: -0.56% (quarter ended
3/31/97).

Year-to-date return for Class I shares: __% (period ended 9/30/03).


Average Annual Total Returns
Class I Shares (periods ending 12/31/02)
----------------------------------------
                                                Since Inception
                     One Year    Five Years     7/5/96
                     --------    ----------     ----------------

Return Before Taxes    9.04%       6.90%          7.36%

Return After Taxes
on Distributions       6.96%       4.43%          4.83%

Return After Taxes on
Distributions and Sale
of Fund Shares         5.49%       4.26%          4.63%

Lehman Inter. Govt./Corp.
Index (reflects no
Deduction for fees,
expenses, or taxes)    9.82%       7.48%          7.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as a                    none
   percentage of the lesser of redemption
   proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Income Fund
-----------
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .28%
                                                ----
           Total Annual Operating Expenses      .78%(1)

(1) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .69%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $80     $249     $433     $966


Thornburg Value Fund

Investment Goals
----------------

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, nonfundmental goal of the Fund is to seek some current income.

Principal Investment Strategies
-------------------------------

Value Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Fund's investment adviser, offer prospects for meeting the Fund's investment goals.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily reflects a bias towards stocks or industries when those stocks or industries are depressed, reflecting unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighed average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions.

Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ration           - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are rapidly growing companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent growth companies.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
---------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies and risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 16.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class I shares have been different in each full year. The average annual total return figures compare Class I share performance to the Standard & Poor's Composite Index of 500 Stocks, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The following are presented as bar graphs in the Prospectus
Value Fund Annual Total Returns Class I Shares
-----------------------------------------------------------
  75%
       38.09
  50%

  25%         4.33

   0%

 -25%                -7.75 -24.48
       1999   2000   2001   2002
Highest quarterly results for time period shown: -15.90% (quarter ended
09/30/02).
Lowest quarterly results for time period shown: -15.90% (quarter ended
9/30/02).

Year-to-date return for Class I shares: ___% (period ended 9/30/03).


Average Annual Total Returns (periods ended 12/31/02)
-----------------------------------------------------
                                 Since Inception
                     One Year    11/2/98
                     --------    ----------------

Return Before Taxes  -24.48%       1.80%

Return After Taxes
on Distributions     -24.48%       1.21%

Return After Taxes on
Distributions and Sale
of Fund Shares       -15.03%       1.29%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)               -22.10%      -3.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases                      none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) on Redemptions           none
   (as a percentage of the lesser of redemption proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Value Fund
-----------
     Management Fee                             .88%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .11%
                                                ----
           Total Annual Operating Expenses      .99%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, reinvestment of dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                       1 Year   3 Years   5 Years   10 Years
                       ------   -------   -------   --------
     Class I Shares     $101      $315     $547      $1,213

Thornburg International Value Fund

Investment Goals
----------------

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, nonfundamental goal of the Fund is to seek some current income.

Principal Investment Strategies
-------------------------------

The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its net assets in foreign securities.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional or basic value stocks. However, the portfolio may include stocks that in Thornburg's opinion provide value in a broader of different context. The relative proportions of these different securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals.
 The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

Thornburg primarily uses individual company and industry analysis to make investment decisions.

Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price to book value           - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ration           - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments

The Fund typically makes equity investments in the following three types of companies:

Basic Value Companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner Companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes sell at discount valuations. Generally, they show steady earnings and dividend growth.

Emerging Franchises are rapidly growing companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent growth companies.

Debt securities may be purchased when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

Principal Investment Risks
---------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies, and is particularly subject to the risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.
Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 24.

* The Fund was known as "Thornburg Global Value Fund" prior to February 1,
  2002.

Past Performance of the Fund*
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows the total return for the one full year shown. The average annual total return figures compare Class I share performance to the Morgan Stanley Capital International Europe, Australia and Far East Index, a broad measure of market performance. International Value Fund commenced its offering of Class A shares on May 28, 1998 and commenced offering Class I shares on March 30, 2001. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


The following are presented as bar graphs in the Prospectus
International Value Fund Total Returns for Class I Shares
-----------------------------------------------------------

 75%

 50%

 25%

  0%
       -9.99
-25%

       2002

Highest quarterly results for time period shown:  6.83% (quarter ended
03/31/02).
Lowest quarterly results for time period shown:  -16.71% (quarter ended
09/30/02).

Year-to-date return for Class I shares: ___% (period ended 9/30/03).


Average Annual Total Return-Class I Shares
------------------------------------------
(periods ended 12/31/02)
                                 Since Inception
                     One Year    3/30/01
                     --------    ----------------

Return Before Taxes   -9.99%      -8.03%

Return After Taxes
on Distributions      -9.99%      -8.22%

Return After Taxes on
Distributions and Sale
of Fund Shares        -6.14%      -6.47%

EAFE Index
(reflects no deduction
for fees, expenses, or
taxes)               -15.66%     -13.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons who are not subject to federal income tax.

*  Prior to February 1, 2002 the Fund was known as "Thornburg Global Value
   Fund."

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholders Fees (Fees Paid Directly From Your Investment)
-----------------------------------------------------------

                                   Class I
                                   -------
Maximum Sales Charges (Load)
imposed on purchases (as a
percentage of offering price)      none

Maximum Deferred Sales Charge
(Load) (as a percentage
of the lesser of redemption
proceeds or original offering
price)                             none

Redemption Fee (as a percentage
of amount redeemed)                1.00%(1)

Annual Fund Operating Expenses (Expenses Deducted from Fund Assets)
-------------------------------------------------------------------

                                   Class I
                                   -------
Management Fee                      .88%

Distribution and Service
(12b-1) Fees                        .00%

Other Expenses                      .40%
                                    -----
Total Annual Fund Operating
Expenses                           1.28%(2)

(1) Imposed only on redemptions within 90 days of purchase.
(2) Thornburg Investment Management, Inc. intends to reimburse expenses so that actual expenses do not exceed .99%. Reimbursement of expenses may be terminated at any time.


Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year      3 Years      5 Years      10 Years
                       ------      -------      -------      --------
Class I Shares         $130         $406         $702         $1,545

Thornburg Core Growth Fund

Investment Goals
----------------

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval.

Principal Investment Strategies
------------------------------

Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities.

The Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) intends to invest in companies that it believes will have growing revenues, earnings and profits. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual company and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
..  potential size of business                  taxes, depreciation and
..  value based on earnings                     amortization)
   growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations.

.. Consistent Growth Companies. Stocks in this category generally sell at premium valuations and tend to show steady revenue and earnings growth.

.. Emerging Growth Companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. These companies may not be profitable at the time of purchase.

In conjunction with individual company analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time.

Debt securities, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
---------------------------

It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends, industry and technological developments, and specific corporate developments. The value of the Fund's investments can be reduced sharply by unsuccessful investment strategies, changes in industry leadership, poor economic growth, high interest rates, and market volatility which may lead to extended periods of lower valuations of future expected earnings. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. Lower rated debt securities are more vulnerable to default, downgrades and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page __.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of Investing in the Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the National Association of Securities Dealers Automated Quotation System (NASDAQ), a broad measure of market performance. The returns reflected in the bar chart and in the table below are for a class of shares that is not offered in this Prospectus but that would have substantially similar annual returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class A shares are subject to a sales charge and higher annual expenses. Growth Fund commenced its offering of Class A shares on December 27, 2000 and commenced offering Class I shares on November 1, 2003. Past Performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following are presented as bar graphs in the Prospectus Growth Fund Annual Total Returns for Class A Shares
------------------------------------------------------------------------

 75%

 50%

 25%

  0%
      -19.18
-30%
               -26.37
       2001     2002

Highest quarterly results for time period shown:  21.54% (quarter ended
12/31/01).
Lowest quarterly results for time period shown:  -25.26% (quarter ended
6/30/02).



Year-to-date return for Class A shares:  ___% (period ended 9/30/03).


The sales charge for Class A shares if not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Growth Fund Average Annual Total Return - Class A and Class C Shares
-------------------------------------------------------------------
(periods ended 12/31/02)

Class A Shares                   Since Inception
--------------       One Year    12/27/00
                     --------    ----------------

Return Before Taxes    -29.71%    -25.16%

Return After Taxes
on Distributions       -29.71%    -25.16%

Return After Taxes on
Distributions and Sale
of Fund Shares         -18.23%    -19.73%

S&P 500
(reflects no deduction
for fees, expenses, or
taxes)                 -31.26%    -27.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons pr accounts (such as qualified retirement plans) which are not subject to federal income tax.

Fees and Expenses of the Fund
-----------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
     Class I
     -------
     Maximum Sales Charge (Load) on Purchases          None
     (as a percentage of offering price)

     Maximum Deferred Sales Charge (Load) on
       Redemptions                                     None
      (as a percentage of redemption proceeds or original purchase price, whichever is lower)
      Redemption Fee (as a percentage of amount redeemed)

    Redemption Fee                                     None

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

     Class I
     -------
     Management Fee                             .88%
     Distribution and Service (12b-1) Fees      .50%
     Other Expenses                             .50%
                                               -----
           Total Annual Operating Expenses     1.38% (1)

(1) Other expenses are estimated for Class I shares for the current fiscal year, before expense reimbursements. Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class I expenses do not exceed .99%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years
                       ------    -------
     Class I Shares     $142     $441


Investment Income Builder Fund
-----------------------------
Investment Goals
----------------
Thornburg Investment Income Builder

Investment Goals
----------------
The Fund's primary investment objective is to provide a level of current income which exceeds the average yield on U.S. Stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment objective is long-term capital appreciation. There is no assurance that the Fund will achieve these objectives.

Principal Investment Strategies
--------------------------------
The Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations and government obligations. The Fund may purchase debt securities of any maturity and of any quality. The Fund also may invest in debt securities which have a combination of equity and debt characteristics, such as convertible bonds and preferred stocks, and real estate investment trusts.

The Fund may invest in any equity security which the investment adviser believes may assist the Fund in pursuing its objectives, including smaller companies with market capitalization of less than $500 million. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual company and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to this scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to response to market conditions.

Principal Investment Risks
--------------------------
It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in interest rates, changes in market conditions, political and economic news, dividends, industry and technological developments, and developments affecting specific corporations and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of fixed income securities and stocks, changes in industry leadership, poor economic growth, and market volatility. Declines in corporate dividends due to reductions in earnings and other factors may cause a reduction in the value of the Fund's shares. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in market, increased volatility in share price, and possible difficulties in selling shares.

When interest rates increase, the value of the Fund's fixed income securities declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term fixed income obligations owned by the Fund. Decreases in market interest rates may result in prepayments of fixed income obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Fixed income investments owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities are more vulnerable to default, downgrades, and market volatility. Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investment, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
----------------------------
Income Builder Fund commenced investment operations on December 24, 2002, and commenced offering Institutional Class shares on November 1, 2003. Fund performance results have not been provided because the Fund does not have performance results for any class of shares for a full calendar year.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------

   Class I
   -------
   Maximum Sales Charge (Load) on Purchases              None
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price, whichever
   is lower)                                             None

   Redemption Fee                                        None

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

   Class I
   -------
   Management Fee                                   .88%
   Distribution and Service (12b-1) Fees            .00%
   Other Expenses                                   .50%
                                                   ------
             Total Annual Operating Expenses       1.38(1)

(1) Other expenses are estimated for the current fiscal year before expense reimbursements. Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class I expenses do not exceed .99%. Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 4% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year     3 Years
                              ------     -------
Class I Shares:                $142       $441


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

We describe below in greater detail the securities which each of the Funds invests in as a principal investment strategy. A reference to a Fund in bold type after a caption indicated that the particular security or investment strategy is a principal strategy of that Fund. We also describe securities and investment practices which one or more of the Funds may sometimes use as secondary investment strategies, but which are not of principal importance. The investment profile of each Fund will vary over time, depending on various factors, and the Fund may not invest in all of the securities it is permitted to purchase. You will find more information on these subjects in the Funds' Statement of Additional Information.

Equity Securities - In General.
------------------------------
VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND and INCOME BUILDER FUND invest as a principal strategy in equity securities, which include common stocks, preferred stocks, convertible securities, warrants, ADRs (American Depository Receipts or GDR's), partnership interests and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.


Debt Securities - In General.
----------------------------

All of the Funds may invest in debt securities, although the types of debt securities each Fund may invest in are different. Each of the MUNICIPAL FUNDS, each of the INCOME FUNDS and INCOME BUILDER FUND invests in debt securities as a principal investment strategy, but these Funds invest in different types of debt securities. Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities (sometimes called "junk bonds" or "high yield securities") are rated below investment grade by the primary rating agencies, and are often considered to be speculative. Value Fund and International Value Fund may invest in these lower quality debt securities, although this is not a principal strategy of either fund.


Municipal Obligations.
----------------------
Each of the Municipal Funds, Limited Term Income Fund and Income Builder Fund invest in municipal obligations. Investment in municipal obligations is a principal strategy of LIMITED TERM NATIONAL FUND, LIMITED TERM CALIFORNIA FUND and INTERMEDIATE NATIONAL FUND. Municipal debt securities, which are often called "municipal obligations," are debt obligations bearing interest exempt from federal income taxes, which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations may be "general obligation bonds" or "revenue bonds". General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium or a waste treatment plant. Municipal obligations include notes (including tax-exempt commercial paper), bonds, municipal leases and participation interests in these obligations. Interest on Municipal obligations may be subject to the alternative minimum tax or state income taxes.

The yields on municipal obligations are dependent on a variety of factors, including the condition of the general money market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issues. The market value of outstanding municipal obligations will vary with changes in prevailing interest rates and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. If interest rates have declined, reinvestment of the proceeds from the prepayment of municipal obligations may result in a lower yield to the Fund. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Obligations of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Some municipal obligations are "municipal leases," which are municipal debt securities used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease. Some municipal leases may be illiquid under certain circumstances, and Thornburg will evaluate the liquidity of each municipal lease upon its acquisition by a Fund and periodically while it is held.

U.S. Government Securities.
--------------------------
Any of the Funds may invest in U.S. Government securities. GOVERNMENT FUND, INCOME FUND and INCOME BUILDER FUND invest in these securities as a principal investment strategy. U.S. Government Securities include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury Securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government.
 U.S. Government securities also include "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. Government, but other agency obligations are supported by the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Mortgage and Other Asset-Backed Securities.
------------------------------------------
GOVERNMENT FUND, INCOME FUND and INCOME BUILDER FUND may invest in mortgage backed securities as a principal strategy. Mortgage-backed securities are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Some mortgage-backed securities are not backed by the full faith and credit of the U.S. Government. Other asset-backed securities represent interests in pools of certain consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these securities may suffer capital depreciation because of decreased prepayments.

Participations and CMOs
------------------------
Any of the Funds may invest in "participations" to facilitate investment in any of the debt securities the Funds may acquire. GOVERNMENT FUND and INCOME FUND may invest in participations as a principal strategy. Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying credit support passes through or is otherwise available to the participants or the trustee for all participations. Similarly, collateralized mortgage obligations (CMOs) are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or mortgage loans. A Fund will acquire a CMO when Thornburg believes that the CMO is more attractive than the underlying securities in pursuing the Fund's primary and secondary investment objectives.

Foreign Securities
------------------
Value Fund, INTERNATIONAL VALUE FUND, GROWTH FUND, INCOME BUILDER FUND, and Income Fund may invest in foreign securities. INTERNATIONAL VALUE FUND and INCOME BUILDER FUND invest in foreign securities as a principal strategy. Foreign securities and foreign currencies may involve additional risks. Securities of foreign issuers, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Foreign securities also are subject to greater political risk, including nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. Further, governmental issuers may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. Moreover, the economics in many countries may be relatively unstable because of dependence on a few industries or economic sectors.

Temporary Investments.
----------------------
Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government obligations and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive conditions. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and in the case of any of a Municipal Fund, could result in current income subject to federal and state income taxes.

Repurchase Agreements.
---------------------
Each of the Funds may enter into repurchase agreements, although this is not a principal strategy of any Fund. When a Fund purchases securities, it may enter into a repurchase agreement with the seller in which the seller agrees, at the time of sale, to repurchase the security at a mutually agreed-upon time and price. The price will include a margin of profit or return for the Fund. If the seller of the repurchase agreement enters a bankruptcy or other insolvency proceeding, or the seller fails to repurchase the underlying security as agreed, the Fund could experience losses, including loss of rights to the security.

Securities Ratings and Credit Quality.
--------------------------------------
Securities which are rated within the four highest ratings of a ratings agency are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate". The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Junk bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Each of the Municipal Funds' assets will normally consist of (1) securities, or participation interests therein, that are rated at the time of purchase within the four highest grades by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P"), (2) securities, or participation interests therein, that are not rated by a rating agency, but are issued by obligors that, at the time of purchase, either have other comparable debt obligations that are rated within the four highest grades (Baa or BBB or better) by Moody's or S&P or Fitch or, in the case of obligors whose obligations are unrated, are deemed by Thornburg to be comparable to issuers having such debt ratings, and (3) cash.

Government Fund invests at least 80% of its assets in obligations issued or guaranteed by the U.S. Government or its agencies, instrumentalities or authorities, repurchase agreements secured by these obligations, and participations in those obligations. Such obligations are not typically rated.

At least 65% of Income Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies and instrumentalities, and in (2) debt securities rated at the time of purchase in one of the three highest categories of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investor's Service, Inc. (Aaa, Aa or A) or, if not rated, judged to be of comparable quality by Thornburg. Income Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by Thornburg.

Value Fund and International Value Fund each may invest in debt securities of any quality, including high yield securities commonly known as "junk bonds," although this is not a principal strategy of either Fund.

Investments in Small Companies.
-------------------------------
GROWTH FUND, INCOME BUILDER FUND, Value Fund, and International Value Fund, each may invest in the stock or debt securities of smaller or unseasoned issuers. This is a principal strategy of GROWTH FUND and INCOME BUILDER FUND. Although investments in these companies may offer greater prospects for appreciation, they involve additional risks because of limited product lines, limited access to markets and financial resources, and greater vulnerability to competition and changes in markets. Additionally, the value of these securities may fluctuate more, and they may be more difficult to sell, particularly in decline markets.


Investments in Other Investment Companies.
-----------------------------------------
Value Fund, International Value Fund, Growth Fund and Income Builder Fund, each may invest in securities of closed end investment companies, although this is not a principal strategy of any of these Funds. Up to 5% of a Fund's total assets at the time of purchase may be invested in any one investment company, provided that after its purchase no more than 3% of that investment company's outstanding stock is owned by the Fund, and provided further, that no more than 10% of the Fund's total assets are invested in investment companies. Thornburg will charge an advisory fee on the portion of the Fund's assets that are invested in securities of other investment companies. Thus shareholders will be paying a "double fee" on those assets since the advisers of the investment companies also will be charging fees on the same assets.


Adjusting Investment Exposure.
------------------------------
Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund each may use various techniques to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, commodity prices, or other factors that affect securities values, although these are not principal strategies of any Fund. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities. Value Fund and International Value Fund may sell securities short. Thornburg can use these practices to adjust the risk and return characteristics of the Fund's portfolio of investments. If Thornburg judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the price volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counter-party to the transaction does not perform as promised.

Illiquid and Restricted Securities.
-----------------------------------
Some investments may be determined by Thornburg, under the supervision of a Fund's Trustees or Directors, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of other securities, including illiquid securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a Fund.

Borrowing.
---------
Any Fund may borrow from banks or through reverse repurchase agreements. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

POTENTIAL ADVANTAGES OF INVESTING IN A FUND

Investing through a mutual fund permits smaller investors to diversify an investment among a larger number of securities. In addition, a mutual fund may give investors access to certain securities which investors would not otherwise have. For example, a smaller investor may participate in GNMA certificates through Government Fund when that Fund holds those securities. Such an investor might find it difficult to own GNMA certificates directly, however, because of the relatively high minimum purchase amounts for such securities.

Investment in a mutual fund also relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of securities, otherwise consistent with that fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities;
(iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and (vi) portfolio recordkeeping.

Counsel to the Funds has advised that in their view shares of the Government Fund are a legal investment for, among other investors, commercial banks and credit unions chartered under the laws of the United States. This advice is based upon a review of this Prospectus and the Fund's Statement of Additional Information, and upon counsel's receipt of undertakings by Thornburg and Government Fund respecting investment policies. In addition, Government Fund believes that Government Fund is currently a legal investment for savings and loan associations and commercial banks chartered under the laws of certain states.

OPENING YOUR ACCOUNT

Complete and sign an account application and give it, along with your check, to the Fund in which you are investing or to your financial intermediary. You may also open your account by wire or mail. If there is no application accompanying this prospectus, please call 1-888-598-0400.
If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

If you open or add to your account yourself rather than through your financial advisor please note the following:

     * All of your purchases must be made in U. S. dollars.
     * Checks must be drawn on U. S. banks; the Funds do not accept cash.
     * If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its Transfer Agent have incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

BUYING FUND SHARES

The Institutional Class shares of the Funds are sold on a continuous basis with no initial sales charge or contingent deferred sales charge at the net asset value (NAV) per share next determined after a purchase order is received by the Funds' transfer agent. Shares of International Value Fund redeemed or exchanged within 90 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. The NAV of each Fund is computed at least once each day the Funds conduct business, by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of shares outstanding. NAV is normally calculated at four o'clock p. m. Eastern Time on each day the New York Stock Exchange is open.

Institutional Class shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to reimburse the investment adviser (Thornburg) for costs to obtain various shareholder services from persons who sell shares. The maximum annual reimbursement under the plan is 1/4 of 1% of the class's net assets, but Thornburg has never sought a reimbursement of any expenses under the plan for Class I shares. Thornburg has advised that it has no current intention to do so. Because this fee is paid out of the class's assets, payment of the fee on an ongoing basis would increase the cost of your investment and might cost more than paying other types of sales charges.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Investor Services" and "Transaction Details," below.

Qualified individual investors and qualified institutions purchasing shares for their own account are eligible to purchase Institutional Class shares provided they invest a minimum of $2,500,000. The minimum amount for subsequent purchases is $5,000. Qualified institutions include corporations, banks and insurance companies purchasing for their own account and other institutions such as trusts, endowments and foundations.
 Thornburg or TSC may make payments from their own resources to assist in the sales or promotion of the Funds.

Qualified employee benefit or retirement plans other than an individual retirement account ("IRA") or SEP-IRA are also eligible to purchase Institutional Class shares, provided they either invest a minimum of $1,000,000 in the Funds or have 100 or more eligible participants enrolled in the plan. There is no minimum amount for subsequent purchases.

Investment dealers, financial advisers or other investment professionals, including bank trust departments and companies with trust powers, purchasing for the accounts of others within a clearly defined "wrap" or other fee based investment advisory program are eligible to purchase Institutional Class shares. TSC will establish a minimum amount per program or per account to qualify for purchase of Institutional Class shares. The minimum amount per program is currently $100,000. Consult your applicable professional for their minimum.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-888-598-0400 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

You also may add to an account through the Automatic Investment Program. See "Investor Services," below, or telephone us at 1-800-847-0200 for details.

The minimum account size is $1,000 for accounts established through wrap programs. The minimum for other accounts is $25,000. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than the stated minimum. No redemption fee will be charged on such a mandatory redemption. The Fund will notify the shareholder before performing such a redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

Employees, officers, trustees, directors of any Thornburg Fund or Thornburg company, and their families or trusts established for the benefit of any of the foregoing, may also purchase Institutional Class shares.

SELLING FUND SHARES

Shareholders of record (the person or entity in whose name the shares are registered) can withdraw money from their Fund at any time by redeeming some or all of the shares in the account, either by selling them back to the Fund or by selling the shares through their financial advisor. The shares will be purchased by the Fund at the next share price (NAV) calculated after the redemption order is received in proper form. Shares of International Value Fund redeemed or exchanged within 90 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. Share price is normally calculated at 4 p.m. Eastern time. Please note the following:

   * Consult your financial advisor for procedures governing redemption through the advisor's firm.

   * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call (see Telephone Redemption, page 22).

   * Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

   * Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption.
      The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

   * No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

To sell shares in an account, you may use any of the methods described below.

Written Instructions.
---------------------
Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements.
-----------------------
     Individual, Joint Tenants, Tenants in Common, Sole Proprietor General Partner Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not in the account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption.
---------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem by telephoning your Fund Customer Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you in a check. If you did not complete the telephone redemption section of your account application you may add this feature to your account. The minimum wire redemption is $1,000, and the minimum check redemption is $50.00. See "Investor Services," below for more details, or telephone 1-800-847-0200.

Redeem Through Financial Advisor. Consult with your financial advisor.
---------------------------------
Your financial adviser may charge a fee.

Internet Redemption.
--------------------
You may redeem shares of any Fund by contacting Thornburg at its Website, www.thornburg.com, and following the instructions.

Systematic Withdrawal Plan.
---------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone your Fund Support Representative at 1-800-847-0200.

Certain requests must include a signature guarantee.  It is designed to
---------------------------------------------------
protect you and your Fund from fraud. If you are redeeming directly rather than through a financial adviser and you have not signed up for telephone redemption, your request must be made in writing and include a signature guarantee if any of the following situations apply:

   *  You wish to redeem more than $10,000 worth of shares,

   *  Your account registration has changed within the last 30 days,

   * The redemption check is being mailed to a different address than the one on your account,

   * The check is being made payable to someone other than the person in whose name the account is registered,

   * The redemption proceeds are being transferred to a Thornburg account with a different registration, or

   * The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). A notary public cannot provide a signature guarantee.

INVESTOR SERVICES

Fund Information.
----------------
Thornburg's telephone representatives are available Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   . Account statements after every transaction affecting your account. . Monthly account statements (except the Value Fund and Global Value
      Fund, which send quarterly account statements).
   .  Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan.
-------------------------
One easy way to pursue your financial goals is to invest money regularly. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-888-598-0400 and speak to a Fund Customer Service Representative for more information.

Exchanging Shares.
-----------------
As a shareholder, you have the privilege of exchanging Class I shares of a Fund for Class I shares of other Thornburg Funds offering that class of shares. However, you should note the following:

   . The Fund you are exchanging into must be registered for sale in your state.
   . You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
   .  Before exchanging into a Fund, read its prospectus.
   .  Exchanges may have tax consequences for you.
   . Exchanges of International Value Fund shares within 90 days of purchase will be subject to a redemption fee of 1% of the value of the shares exchanged. See "Buying Shares," above, and "Transaction Details," below.
   . Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund in any calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
   . Each Fund reserves the right to refuse exchange purchases by any person or group if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
   . Exchange purchases may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, or if a Fund receives orders which are potentially disruptive or adversely affect the Fund. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund. See "Transaction Details - Excessive
      Trading," below.
   . Exchanges out of International Value Fund Shares within 90 days of purchase will be subject to a redemption fee of 1% of the value of the shares exchanged.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Support Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to the address shown in the application.

The Funds, TSC, TMC and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Systematic Withdrawal Plan
--------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. Consult your financial advisor or call a Fund Support
Representative at 800-847-0200 for information.

Street Name Accounts
--------------------
Some broker dealers and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual funds shares.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange (NYSE) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services. Equity securities such as common stocks are valued primarily on the basis of market quotations. Foreign securities purchased by Income Fund, Value Fund and International Value Fund are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available assets are valued by a method that the Trustees of those Funds believe accurately reflects fair value. Because Income Fund, Value Fund and International Value Fund each may own securities listed primarily on foreign exchanges which trade on days the Funds do not price their shares, the net asset value of those Funds' shares may change on days when shareholders cannot purchase or redeem Fund shares.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 31% of your taxable distributions and redemptions.


Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, and other information identifying you. We are required to reject any new account application if the required information is not provided. If information is missing from the application and is not provided within 72 hours, the application may be rejected. If missing information is supplied within the 72-hour period, and the purchase order is otherwise in good form, the purchase will be completed and you will receive the share price next determined after all of the information has been obtained.


Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange
Restrictions", above, and "Excessive Trading," below.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.


Financial advisors, securities dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, Thornburg Securities Corporation or Thornburg Investment Management, Inc., and the Funds, Thornburg Securities Corporation and Thornburg Investment Management, Inc. are not responsible for errors or omissions of any financial advisor, securities dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.


Excessive Trading
-----------------

Excessive trading of Fund shares in response to short-term fluctuations in the market, also known as "market timing," may make it very difficult to manage a Fund's investments and may hurt Fund performance and shareholders.
 When market timing occurs, a Fund may have to sell portfolio securities to have the cash necessary to redeem the market timers' shares. This can happen at a time when it in not advantageous to sell any securities, which may harm a Fund's performance. The Funds reserve the right to refuse purchase orders or exchanges into a Fund by any person. In particular, purchase orders or exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, a pattern of purchases which coincide with a market timing strategy or other activity which would potentially be disruptive to or adversely affect the Fund. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts under common ownership or control, including accounts with the same tax identification number, will be counted together for this purpose. See "Exchanging Shares," above.

  Effective for purchases on and after August 27, 2001, a redemption fee of 1.00% is charged on redemptions and exchanges of International Value Fund shares within 90 days of purchase. The fee is calculated on the value of the shares on the date of the redemption or exchange. The fee is not imposed on shares purchased with reinvestments of dividends and capital gains distributions. Shares not subject to a redemption fee will be redeemed first. This fee was instituted to discourage short-term trading of Fund shares, and to offset brokerage commissions and other expenses which may be incurred by the Fund to meet redemption requests caused by excessive trading.

DIVIDENDS AND DISTRIBUTIONS

The Funds distributes substantially all of their net income and realized capital gains, if any, to shareholders each year. Each of the fixed income Funds declares its net investment income daily and distributes it monthly, and Value Fund and International Value Fund typically declare and pay any net investment income quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions, if any, normally will be declared and payable in December. You will be notified annually by your Fund as to the amount and characterization of distributions paid to or reinvested by you for the preceding tax year.

Distribution Options. The Funds earn interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, which you can change at anytime. Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest or earnings are accrued or paid on amounts represented by uncashed distribution checks.

Dividends

1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of another Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains

1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of another Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Turnover and Capital Gains. The Funds do not normally engage in short-term trading for profits. However, when a Fund believes that a security will no longer contribute towards its reaching its goal or that another security will better contribute to its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A mutual fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General. Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals, should consult their own tax advisers concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions - Municipal Funds. The Municipal Funds intend to satisfy conditions that will enable them to designate distributions from the interest income generated by investments in municipal obligations, which are exempt from federal income tax when received by a Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by the Municipal Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U. S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by a Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes").

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.

Federal Tax Treatment of Distributions - Income Funds and Equity Funds. Distributions to shareholders representing net investment income and net short term capital gains will be taxable to the recipient shareholders as ordinary income, whether the distributions are actually taken in cash or are reinvested in additional shares. Fund distributions will not be eligible for the dividends received deduction for corporations. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Tax Treatment of Sales or Redemptions of Shares - All Funds. Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale.

State Taxes. With respect to distributions of interest income and capital gains from the Funds, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Funds are advised to consult their own tax advisers in that regard. The Municipal Funds will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions by Limited Term California Fund to individuals attributable to interest on municipal obligations originating in California are not subject to personal income taxes imposed by the State of California. Capital gain distributions are taxable by most states which impose an income tax, and gains on the sale of Fund shares may be subject to state capital gains taxes.

The Income Funds will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from Treasury securities in order to assist shareholders in the preparation of their state and local tax returns. Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUNDS

Limited Term National Fund and Limited Term California Fund are diversified series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized as a diversified, open-end management investment company (the "Company"). The Company currently offers two series of stock, Limited Term National Fund and Limited Term California Fund, each in multiple classes, and the Board of Directors is authorized to divide authorized but unissued shares into additional series and classes.

Intermediate National Fund, Government Fund, Income Fund, Value Fund and International Value Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 9 authorized Funds, five of which are described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

No Fund is liable for the liabilities of any other Fund. However, because the Company and the Trust share this Prospectus with respect to the Funds, there is a possibility that one of these companies could be liable for any misstatements, inaccuracies or incomplete disclosure in the Prospectus respecting Funds offered by the other company. The Company and the Trust do not concede, and specifically disclaim, any such liability.

The Funds are managed by Thornburg Investment Management, Inc., (Thornburg). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class of shares under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to Limited Term National Fund and Limited Term California Fund are supervised by the Directors of Thornburg Limited Term Municipal Fund, Inc.; its services to the other Funds are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year of each of the Funds, the investment advisory and administrative services fee rates for each of the Funds were:

                                       Advisory         Administrative
                                       Fee Rate         Services Rate
                                       --------         --------------
                                        Year Ended June 30, 2003
                                        ------------------------
     Limited Term National Fund          .43%               .05%
     Limited Term California Fund        .50%               .05%

                                        Year Ended September 30, 2002
                                        -----------------------------
     Intermediate National Fund          .50%               .05%
     Limited Term Government Fund        .375%              .05%
     Limited Term Income Fund            .50%               .05%
     Value Fund                          .798%              .05%
     International Value Fund            .875%              .05%
     Growth Fund                         .875%              .05%

Income Builder Fund commenced operations on December 24, 2002. Its investment advisory agreement and administrative services agreement provide for annual fee rates of .875% and .05%, respectively.

The advisory fee rate for each Fund decreases as assets increase, as described in the Statement of Additional Information.

George T. Strickland, a Managing Director of Thornburg, is the portfolio manager for the MUNICIPAL FUNDS. Mr. Strickland has been one of the persons primarily responsible for management of the Municipal Funds since 1998, and has performed municipal bond credit analyses and management since joining Thornburg in 1991. Mr. Strickland is assisted by other employees of Thornburg in managing the Municipal Funds.

Steven J. Bohlin, a Managing Director of Thornburg, is the portfolio manager of the INCOME FUNDS. He has held this responsibility for Government Fund since 1988 and for Income Fund since its inception in 1992.
 Mr. Bohlin is assisted by other employees of Thornburg in managing the Income Funds.

William V. Fries, a Managing Director of Thornburg, is the portfolio manager of VALUE FUND and INTERNATIONAL VALUE FUND. He has held this responsibility for Value Fund since its inception in 1995 and for International Value Fund since its inception in 1998. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company. Mr. Fries is assisted by other employees of Thornburg.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets.
 Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of Institutional Class shares, except as described above under "Buying Fund Shares".

Thornburg Securities Corporation (TSC) distributes and markets the Thornburg Funds. Thornburg or TSC may make payments from their own resources to assist in the sales or promotion of the Funds.

Garrett Thornburg, a Director and Chairman of the Company and a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Builder Core Growth Fund and Income builder Fund commenced offering Class I shares on November 1, 2003. Because these funds do not have financial information available for Class I shares, information for Class A shares is displayed.
 Class A information relates to a class of shares which is not offered in this Prospectus but which represents fore ach of these two Funds an investment in the same portfolio of securities. Total returns and other information would differ only to the extent that Class A shares are subject to sales charges and higher annual expenses. Information for the years ended June 30, 2000, 2001, 2002 and 2003 for Limited Term National Fund and Limited Term California Fund, and for the years ended September 30, 1999, 2000, 2001, 2002, for Intermediate National Fund, Income Fund and Government Fund, for the period ended September 30, 1999 and the years ended September 30, 2000, 2001 and 2002 for Value Fund, and for the period ended September 30, 2001 and the year ended September 30, 2002 for International Value Fund, and for the period ended September 30, 2001 and the year ended September 30, 2002 for Core Growth Fund, appears in the Annual Report for each of those Funds, which have been audited by PricewaterhouseCoopers LLP, independent accountants. Information for all fiscal periods through June 30, 1999 for Limited Term National Fund and for Limited Term California Fund, and through September 30, 1998 for Intermediate National Fund, Government Fund and Income Fund was audited by other independent accountants. Independent accountants' reports, together with each Fund's financial statements, are included in each Fund's Annual Report, which are available upon request. Information for the six month ended March 31, 2003 for Government Fund, Income Fund, Value Fund, International Value Fund and Core Growth Fund, and for the period December 24, 2002 to March 31, 2003 for Income Builder Fund, is unaudited. Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund."



----------------------------------
Limited Term National Fund CLASS I
----------------------------------
                                                                      Year Ended June 30,
                                            2003         2002          2001           2000         1999
                                        --------      --------      --------       --------      --------
Net Asset Value, Beginning of Year       $13.65         $13.44        $13.06         $13.26        $13.51

Income from Investment Operations:
Net Investment Income                       .49            .57           .63            .63           .64
Net Realized and Unrealized Gain (Losses)
   on Investments                           .36            .21           .38           (.20)         (.25)
                                        --------      ---------       -------       -------       -------
Total from Investment Operations            .85            .78          1.01            .43           .39

Less Distributions:
Dividends (from Net Investment Income)     (.49)          (.57)         (.63)          (.63)         (.64)
                                        --------      ---------      --------      --------      --------
Change in Net Asset Value                   .36           (.21)         (.38)          (.20)         (.25)

Net Asset Value, End of Year             $14.01         $13.65        $13.44         $13.06        $13.26
                                         ======         ======        ======         ======        ======
Total Return                               6.36%          5.91%         7.91%          3.37%         2.87%

Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net Investment Income                    3.54%          4.18%         4.75%          4.84%          4.71%
  Expenses, After Expense Reductions       0.58%          0.60%         0.60%          0.60%          0.60%
  Expenses, After Expense Reductions
    and Net of Custody Credits             0.58%          0.60%          -               -              -
  Expenses, Before Expense Reduction       0.58%          0.62%         0.65%          0.62%          0.61%
Portfolio Turnover Rate                   15.81%         19.59%        25.37%         33.65%         22.16%
                                          =====          =====         =====          =====          =====
Net Assets, End of Year
 (000's omitted)                       $197,367       $123,652       $86,180        $76,470        $81,326



------------------------------------
Limited Term California Fund CLASS I
-----------------------------------
                                                                      Year Ended June 30,
                                            2003          2002          2001           2000         1999
                                        --------      --------      --------       --------      --------

Net Asset Value, Beginning of Year        $12.97         $12.79         $12.60         $12.75        $12.90

Income from Investment Operations:
Net Investment Income                        .42            .51            .59            .58           .58
Net Realized and Unrealized Gains
  (Loss) on Investments                      .25            .18            .19           (.15)         (.15)
                                         --------       --------        -------        -------       -------
Total from Investment Operations             .67            .69            .78            .43           .43

Less Distributions:
Dividends (from Net Investment Income)      (.42)          (.51)          (.59)          (.58)         (.58)
                                         --------       --------        -------        -------       -------
Change in Net Asset Value                    .25           (.18)           .19           (.15)         (.15)

Net Asset Value, End of Year              $13.22         $12.97         $12.79         $12.60        $12.75

Total Return                                5.27%          5.48%          6.28%          3.50%         3.33%

Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net Investment Income                     3.20%          3.92%          4.60%          4.60%         4.45%
  Expenses, After Expense Reductions        0.65%          0.66%          0.65%          0.65%         0.65%
  Expenses, After Expense Reductions
    and Net of Custody Credits              0.65%          0.65%            -              -             -
  Expenses, Before Expense Reductions       0.75%          0.84%          0.98%          0.79%         0.78%
Portfolio Turnover Rate                    26.03%         25.16%         15.45%         21.34%        21.71%
                                           =====          =====          =====          =====         =====
Net Assets, End of Year (000's omitted)  $20,592        $10,133          $5,520         $5,793       $12,724




----------------------------------
Intermediate National Fund CLASS I
----------------------------------
                                   Six Months Ended                                Year Ended September 30,
                                    March 31, 2003         2002          2001           2000         1999           1998
                                    --------------      --------      --------       --------      --------       --------

Net Asset Value, Beginning of Period     $13.65         $13.26       $12.76         $12.98        $13.74         $13.44

Income from Investment Operations:
Net Investment Income                       .29            .61          .65            .65          .66             .67
Net Realized and Unrealized Gain
   (Loss) on Investments                   (.13)           .39          .50           (.22)        (.76)            .30
                                       ---------      ---------   --------       ---------    ---------      ---------
Total from Investment
 Operations                                 .16           1.00         1.15            .43         (.10)            .97
Less Distributions:
Dividends (from Net Investment
  Income)                                  (.29)          (.61)        (.65)          (.65)        (.66)          (.67)
                                       ---------      ---------    ---------      ---------    ---------      ---------
Change in Net Asset Value                  (.13)          (.39)        (.50)          (.22)        (.76)           .30

Net Asset Value, End of Period           $13.52         $13.65       $13.26         $12.76       $12.98         $13.74
                                         ======         ======       ======         ======       ======         ======
Total Return <F1>                          1.20%          7.75%        9.23%          3.45%      (0.79)%          7.41%
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net Investment Income                    4.32%<F2>      4.57%        4.99%           5.10%       4.89%           4.95%
  Expenses, After Expense Reduction        0.60%<F2>      0.58%        0.55%           0.68%        .69%            .69%
  Expenses, After Expense Reductions
   and Net of Custody Credits              0.60%<F2>       -             -              -           -                -
  Expenses, Before Expense Reductions      0.79%<F2>      0.79%        0.79%           0.80%       0.79%           0.79%
Portfolio Turnover Rate                    5.37%         16.36%       18.24%          21.97%      23.17%          16.29%

Net Assets, End of Period
 (000's omitted)                        $18,272       $18,330       17,258        $17,563      $18,772         $20,461



-----------------------------------------
Limited Term U.S. Government Fund CLASS I
-----------------------------------------
                                        Six Months Ended              Year Ended June 30,
                                         March 31, 2003           2002          2001           2000         1999         1998
                                        ----------------      --------      --------      ---------     ---------   ---------
Net Asset Value, Beginning of Period        $13.27             $12.77        $12.03         $12.05       $12.65       $12.31

Income from Investment Operations:
Net Investment Income                          .26                .62           .72            .72         .70           .74
Net Realized and Unrealized Gain
   (Loss) on Investments                       .01                .50           .74           (.02)       (.60)          .34
                                           -------            -------       -------         -------     -------       -------
Total from Investment Operations               .27               1.12          1.46            .70         .10          1.08

Less Distributions:
Dividends (from Net Investment Income)        (.26)              (.62)         (.72)          (.72)       (.70)         (.74)
                                           -------            --------      --------       --------    --------      --------
Change in Net Asset Value                      .01               (.50)          .74           (.02)       (.60)         (.34)
Net Asset Value, End of Period              $13.28             $13.27        $12.77         $12.03      $12.05        $12.65
                                            ======             ======        ======         ======      ======        ======
Total Return <F1>                             2.08%              9.11%        12.45%          6.07%       0.82%         9.06%

Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net Investment Income                       3.95%<F2>          4.86%         5.79%          6.06%      5.69%          6.01%
  Expenses, After Expense Reductions          0.62%<F2>          0.61%         0.61%          0.60%      0.60%          0.60%
  Expenses, After Expense Reductions
    and Net of Custody Credits                0.60%<F2>          0.60%           -             -           -              -
  Expenses, Before Expense Reductions         0.83%<F2>          1.04%         1.21%          1.08%      1.06%          1.18%
Portfolio Turnover Rate                       6.23%              4.34%        15.23%         19.66%     19.39%         29.77%
                                              =====              =====        ======         ======     ======         ======
Net Assets, End of Period (000's omitted)  $10,914             $6,960        $3,992         $3,819     $5,612         $2,250

<F1>  Not annualized for periods less than one year.
<F2>  Annualized.




--------------------------------
Limited Term Income Fund CLASS I
--------------------------------
                                      Six Months Ended                           Year Ended June 30,
                                       March 31, 2003           2002          2001           2000         1999           1998
                                       ---------------      --------       --------      --------      --------      --------
Net Asset Value, Beginning of Period      $12.79              $12.55        $11.90         $11.93        $12.50        $12.36

Income from Investment Operations:
Net Investment Income                        .28                 .65           .77            .77           .73           .75
Net Realized and Unrealized Gain
   (Loss) on Investments                     .11                 .24           .65           (.03)         (.57)          .14
                                         -------             -------       -------         -------       -------      -------
Total from Investment Operations             .39                 .89          1.42            .74           .16           .89

Less Distributions:
Dividends (from Net Investment Income)     (.28)                (.65)         (.77)          (.77)         (.68)         (.75)
Return of Capital                            -                    -             -             -            (.05)         -
                                         -------            ---------      --------       --------      --------      --------
Change in Net Asset Value                   .11                  .24          (.65)          (.03)         (.57)         (.14)

Net Asset Value, End of Period           $12.90               $12.79        $12.55         $11.90        $11.93        $12.50
                                         ======               ======        ======         ======        ======        ======
Total Return <F1>                          3.08%                7.38%        12.29%          6.46%         1.32%         7.49%

Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net Investment Income                    4.35%<F2>            5.19%         6.24%         6.54%         5.99%         6.10%
  Expenses, After Expense Reductions       0.69%<F2>            0.69%         0.70%         0.69%         0.69%         0.69%
  Expenses, After Expense Reductions
    and Net of Custody Credits             0.69%<F2>             -              -             -             -             -
  Expenses, Before Expense Reductions      0.72%<F2>            0.78%         0.89%         1.00%         1.01%         1.19%
Portfolio Turnover Rate                    5.76%               21.63%        20.54%        59.46%        48.50%        41.01%
                                           =====               =====         =====         =====         =====         =====  Net
Investment Income (000's omitted)       $52,954              $39,281       $24,298        $12,094        $9,928        $7,768




------------------
Value Fund CLASS I
------------------
                                        Six Months Ended                     Year Ended September 30,       11/2/98 <F3>
                                         March 31, 2003          2002        2001             2000          to 9/30/99
                                        ----------------       ------      ------           ------         ------------
Net Asset Value, Beginning of Period        $20.95             $26.18      $33.09           $26.26            $21.78

Income from Investment Operations:
Net Investment Income *                        .11                .11         .14              .91               .25
Net Realized and Unrealized Gain
   (Loss) on Investments                       .49              (5.34)      (6.42)            7.25              4.48
                                            ------             -------     -------         -------           -------
Total from Investment Operations               .60              (5.23)      (6.28)            8.16              4.73

Less Distributions:
Dividends (from Net Investment Income)          -                  -         (.28)            (.94)             (.25)
Distributions (from Realized Gains)             -                  -         (.25)            (.39)              -
Returns of Capital                              -                  -         (.10)             -                 -
Change in Net Asset Value                      .60              (5.23)      (6.91)           (6.83)            (4.48)

Net Asset Value, End of Period              $21.55             $20.95      $26.18           $33.09            $26.26
                                            ======             ======      ======           ======            ======
Total Return <F1>                             2.86%            (19.98)%    (19.29)%          31.44%            21.70%
Ratios/Supplemental Data
Ratios of Average Net Assets:
  Net Investment Income                       1.03%<F2>          0.42%       0.45%            2.82%             1.14%<F3>
  Expenses, After Expense Reductions          0.99%<F2>          0.98%       0.99%            0.99%             1.00%<F3>
  Expenses, After Expense Reductions
    and Net of Custody Credits                0.99%<F2>            -           -               -                 -
  Expenses, Before Expense Reductions         1.07%<F2>          0.99%       1.01%            1.00%             1.13%<F3>
Portfolio Turnover Rate                      36.22%             76.37%      71.81%          72.35%             62.71%
                                             =====              =====       =====           =====              =====
Net Assets, End of Period (000's omitted) $195,676           $207,613     $293,784        $242,974           $52,357

<F1>  Total return is not annualized for periods less than one year.
<F2>  Annualized.
<F3>  Value Fund commenced offering Class I shares on November 2, 1998.
*  Based on weighted average shares outstanding.




---------------------------------------------
Thornburg International Value Fund - CLASS I *
---------------------------------------------
                                                          Year         Period from
                                     Six Months Ended     Ended        3/30/01<F1>
                                       March 31, 2003     9/30/02      to 9/30/01
                                      ---------------     -------      -----------
Net Asset Value, Beginning of Period       $11.96         $12.40        $14.63
Income from Investment Operations:
Net Investment Income **                     (.01)           .10           .11
Net Realized and Unrealized Gain
  (Loss) on Investments                      (.60)          (.54)        (2.23)
                                           -------       --------      --------
Total from Investment Operations             (.61)          (.44)        (2.10)
Less Distributions:
Dividends (from Net Investment Income)         -              -           (.08)
Return of Capital                              -              -           (.05)
                                           -------       --------      --------
Change in Net Asset Value                    (.61)          (.44)        (2.23)
Net Asset Value, End of Period             $11.36         $11.96        $12.40
                                           ======         ======        ======

Total Return <F2>                           (5.02)%        (3.55)%      (14.50)%
Ratios/Supplemental Data

Ratios to Average Net Assets:
  Net Investment Income                      0.24%<F3>      0.71%         1.51%<F3>
  Expenses, After Expense Reductions         0.99%<F3>      0.99%         0.97%<F3>
  Expenses, After Expense Reductions
    and Net of Custody Credits               0.99%<F3>       -             -
  Expenses, Before Expense Reductions        1.27%<F3>      1.28%         1.38%<F3>
Portfolio Turnover Rate                     22.95%         28.39%        61.05%
                                            =====          =====         =====
Net Assets, End of Period (000's omitted) $20,570        $19,187        $11,249


Core Growth Fund - Class A

Core Growth Fund commenced offering Class I shares on November 1, 2003. Because this Fund does not have financial information available for Class I shares, information for Class A shares is displayed. Class A information relates to a class of shares which is not offered in this Prospectus but which represents an investment in the same portfolio of securities. Total returns and other information would differ only to the extent Class A shares are subject to sales charges and higher expenses.



--------------------------
THORNBURG CORE GROWTH FUND           -----------------------------------------
--------------------------                          CLASS A
                                     -----------------------------------------
                                                        Year      Period From
                                        Six Months      Ended     12/27/00<F4>
                                       Ended 3/31/03    9/30/02   to 9/30/01
                                       -------------    -------   ------------
Net Asset Value, Beginning of Period
Income from Investment Operations:        $6.45       $7.80      $11.94
Net Investment Income **                   (.05)       (.12)      (0.08)
Net Realized and Unrealized Gain
 (Loss) on Investments                      .84        (1.23)     (4.06)
                                         -------     -------     -------
Total from Investment Operations            .79       (1.35)      (4.14)
Redemption Fees Added to Paid in
 Capital
Less Distributions:
  Dividends (from Net Investment Income)    .02          -            -
Distributions (from Realized Gains)           -          -            -
                                         -------     -------     -------
Change in Net Asset Value                   .81       (1.35)       (4.14)
Net Asset Value, End of Period            $7.26       $6.45        $7.80
                                         =======    =======        =======
Total Return <F2>                         12.56%     (17.31)%     (34.67)%
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net Investment Income                     1.44%<F3>  (1.44)%      (1.02)%<F3>
 Expenses, After Expense Reductions        1.65%<F3>   1.64%        1.71% <F3>
 Expenses, After Expense Reductions
  and Net of Custody Credits               1.63%<F3>   1.63%          -
 Expenses, Before Expense Reduction        2.70%<F3>   2.39%        2.80% <F3>
Portfolio Turnover Rate                   80.74%     212.17%      126.15%
Net Assets, End of Period (000's omitted) $7,929      $5,685        $6,337

*  International Value Fund was known as "Thornburg Global Value Fund" before February 1, 2002.
** Based on weighted average shares outstanding.
<F1>  International Value Fund commenced Class I sales on March 30, 2001.
<F2>  Sales loads are not reflected in computing total return, which is not annualized for periods less than a year.
<F3>  Annualized.
<F4>  Growth Fund commenced Class A and Class C sales on December 27, 2000.



Income Builder Fund - Class A

Income Builder Fund commenced offering Class I shares on November 1, 2003.
 Because this fund doe snot have financial information available for Class I shares, information for Class A shares is displayed. Class A information relates to a class of shares which is not offered in this Prospectus but which represents an investment in the same portfolio of securities. Total returns and other information would differ only to the extent Class A shares are subject to sales charges and higher expenses.

                                         Period December 24, 2002 <F3>
                                              to March 31, 2003
                                         ----------------------------
Net Asset Value, Beginning of Period               $11.94

Income from Investment Operations:
  Net Investment Income                               .02
  Net Realized and Unrealized Gain
    (Loss) on Investments                            (.13)
                                                   -------
Total from Investment Operations                     (.11)
  Less Distributions
  Dividends (From Net Investment Income)             (.09)
  Distributions (From Realized Gains)                  -
                                                   -------
Change in Net Asset Value                            (.20)
Net Asset Value, End of Period                     $11.74
                                                   ======
Total Return <F1>                                   (0.90)%

Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net Investment Income                              7.30%<F2>
  Expenses, After Expense Reductions                 1.66%<F2>
  Expenses, After Expense Reductions
    and Net of Custody Credits                       1.60%<F2>
  Expenses, Before Expense Reductions                3.13%<F2>
Portfolio Turnover Rate                              5.77%
Net Assets at End of Period (000's omitted)        $8,842

<F1>  Total return is not annualized for periods less than one year.
<F2>  Annualized.
<F3>  Income Builder Fund commenced operations with its offering of Class A shares on December 24, 2002.


OUTSIDE BACK COVER
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual
   reports of their Fund containing
   financial statements audited by the
   Funds' independent auditors, and
   also will receive unaudited semi-
   annual reports.  In addition, each
   shareholder will receive an account
   statement no less often than quarterly.

General Counsel
   Legal matters in connection with
   the issuance of shares of the Funds
   are passed upon by White, Koch,
   Kelly & McCarthy, Professional
   Association, Post Office Box 787,
   Santa Fe, New Mexico 87504-0787.

Investment Adviser
   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor
   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian
   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171

Transfer Agent
   State Street Bank & Trust Co.
   c/o NFDS Servicing Agent
   Post Office Box 219017
   Kansas City, Missouri 64121-9017

COLUMN BREAK
Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com

Limited Term National Fund and Limited Term California Fund are separate series of Thornburg Limited Term Municipal Fund, Inc., which files its registration statements and certain other information with the Securities and Exchange Commission under Investment Company Act of 1940 file number 811-4302.

Intermediate National Fund, Government Fund, Income Fund, Value Fund and International Value Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

                    Statement of Additional Information
                                    for
          Thornburg Limited Term Municipal Fund National Portfolio
         Thornburg Limited Term Municipal Fund California Portfolio
                   Thornburg Intermediate Municipal Fund
              Thornburg New Mexico Intermediate Municipal Fund
               Thornburg Florida Intermediate Municipal Fund
               Thornburg New York Intermediate Municipal Fund
               Thornburg Limited Term U.S. Government Fund
                   Thornburg Limited Term Income Fund
                          Thornburg Value Fund
                    Thornburg International Value Fund
                       Thornburg Core Growth Fund
              Thornburg Investment Income Builder Fund
                    119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico 87501

  Thornburg Limited Term Municipal Fund National Portfolio ("Limited
Term National Fund") and Thornburg Limited Term Municipal Fund California Portfolio ("Limited Term California Fund") are investment portfolios established by Thornburg Limited Term Municipal Fund, Inc. (the "Company"). Thornburg Intermediate Municipal Fund ("Intermediate National Fund"), Thornburg New Mexico Intermediate Municipal Fund ("Intermediate New Mexico Fund"), Thornburg Florida Intermediate Municipal Fund ("Intermediate Florida Fund"), Thornburg New York Intermediate Municipal Fund ("Intermediate New York Fund"), Thornburg Limited Term U.S. Government Fund ("Government Fund"), Thornburg Limited Term Income Fund ("Income Fund"), Thornburg Value Fund ("Value Fund"), Thornburg International Value Fund ("International Value Fund"), Thornburg Core Growth Fund ("Growth Fund"), and Thornburg Investment Income Builder Fund ("Income Builder Fund") are investment portfolios established by Thornburg Investment Trust (the "Trust"). Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund." This Statement of Additional Information relates to the investments made or proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of Class A, Class B, Class C or Class D shares offered by the Funds.

  This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' "Thornburg Funds" Prospectus dated November 1, 2003. A copy of the Prospectus and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by writing to the distributor of the Funds' shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. The audited financial statements contained in the Annual Reports to Shareholders of Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund, for the fiscal year ended June 30, 2003, the audited financial statements contained in the Annual Reports to Shareholders of Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Government Fund, Income Fund, Value Fund, International Value Fund and Core Growth Fund, for the fiscal year ended September 30, 2002, are incorporated herein by reference. This Statement of Additional Information is incorporated by reference into the Funds' Prospectus.

     Prior to June 28, 1985 the Company's name was "Tax-Free Municipal Lease Fund, Inc."; and prior to October 1, 1995, the Trust's name was "Thornburg Income Trust."

  The date of this Statement of Additional Information is November 1,
2003.

                        TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS . . . . . . . . . . . . . . . . . . .__

INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . __
MUNICIPAL FUNDS. . . . . . . . . . . . . . . . . . . . . . . . __
  Funds Investments-In General . . . . . . . . . . . . . . . . __
  Municipal Obligations. . . . . . . . . . . . . . . . . . . . __
  Ratings. . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Temporary Investments. . . . . . . . . . . . . . . . . . . . __
  Repurchase Agreements. . . . . . . . . . . . . . . . . . . . __
  U.S. Government Obligations. . . . . . . . . . . . . . . . . __
  Special Risks Affecting Limited Term California Fund . . . . __
  Special Risks Affecting Intermediate New Mexico Fund . . . . __
  Special Risks Affecting Intermediate Florida Fund. . . . . . __
  Special Risks Affecting Intermediate New York Fund . . . . . __

GOVERNMENT FUND and INCOME FUND. . . . . . . . . . . . . . . . __
  Determining Portfolio Average Maturity -
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Purchase of Certificates of Deposit
    Government Fund and Income Fund. . . . . . . . . . . . . . __
  Asset-Backed Securities - Government Fund and Income Fund. . __ Mortgage-Backed Securities and Mortgage Pass-
    Through Securities . . . . . . . . . . . . . . . . . . . . __
  Collateralized Mortgage Obligations ("CMOs") . . . . . . . . __
  FHLMC Collateralized Mortgage Obligations. . . . . . . . . . __
  Other Mortgage-Backed Securities . . . . . . . . . . . . . . __
  Other Asset-Backed Securities. . . . . . . . . . . . . . . . __
  Repurchase Agreements-Government Fund and Income Fund. . . . __
  When Issued Securities-Government Fund and Income Fund . . . __ Reverse Repurchase Agreements-Government Fund and
   Income Fund . . . . . . . . . . . . . . . . . . . . . . . . __
  Dollar Roll Transactions-Government Fund and Income Fund . . __ Lending of Portfolio Securities - Government Fund
   and Income Fund . . . . . . . . . . . . . . . . . . . . . . __
  Other Investment Strategies-Income Fund. . . . . . . . . . . __
  General Characteristics of Options-Income Fund . . . . . . . __
  General Characteristics of Futures-Income Fund . . . . . . . __
  Options on Securities Indices and Other Financial
   Indices - Income Fund . . . . . . . . . . . . . . . . . . . __
  Currency Transactions-Income Fund. . . . . . . . . . . . . . __
  Risks of Currency Transactions-Income Fund . . . . . . . . . __
                                -i-


  Combined Transactions-Income Fund. . . . . . . . . . . . . . __
  Swaps, Caps, Floors and Collars-Income Fund. . . . . . . . . __
  Eurodollar Instruments-Income Fund . . . . . . . . . . . . . __
  Risks of Strategic Transactions Outside
    the United States-Income Fund. . . . . . . . . . . . . . . __
  Use of Segregated and Other Special Accounts-Income Fund . . __
  Foreign Securities-Income Fund . . . . . . . . . . . . . . . __

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND,
   and INCOME BUILDER FUND . . . . . . . . . . . . . . . . . . __
  Illiquid Investments-Value Fund, International
    Value Fund, Growth Fund, and Income Builder Fund . . . . . __
  Restricted Securities-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund. . . . . . __
  Swap Agreements, Caps, Floors, Collars-
    Value Fund, International Value Fund, Growth Fund
    and Income Builder Fund . . . . . . . . . . . . . . . . . __
  Indexed Securities-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund . . . . . . . . . . . __
  Repurchase Agreements-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund . . . . . __
  Reverse Repurchase Agreements-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund . . . . . __
  Securities Lending-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund . . . . . . . . . . . __
  Lower-Quality Debt Securities-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund . . . . . __
  Foreign Investments-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund . . . . . . . . . . . __
  Foreign Currency Transactions-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund . . . . . __
  Limitations on Futures and Options Transactions-
    Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund . . . . . . . . . . . __
  Real Estate-Related Instruments-Value Fund, International
  Value Fund, Growth Fund and Income Builder Fund . . . . . . __
  Futures Contracts-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund . . . . . . . . . . . __
  Futures Margin Payments-Value Fund, International
  Value Fund, Growth Fund and Income Builder Fund . . . . . . __
  Purchasing Put and Call Options-Value Fund, International
  Value Fund, Growth Fund and Income Builder Fund . . . . . . __
  Writing Put and Call Options-Value Fund, International
  Value Fund, Growth Fund and Income Builder Fund . . . . . . __
  Combined Positions-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund . . . . . . . . . . . __
  Correlations of Price Changes-Value Fund, International
    Value Fund, Growth Fund and Income Builder Fund . . . . . __
                                      -ii-



Liquidity of Options and Futures Contracts-Value Fund,
    International Value Fund, Growth Fund and Income
    Builder Fund. . . . . . . . . . . . . . . . . . . . . . . __
  OTC Options-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund. . . . . . . . . . . . __


  Option and Futures Relating to Foreign Currencies-
   Value Fund, International Value Fund, Growth Fund
   and Income Builder Fund . . . . . . . . . . . . . . . . . . __
  Asset Coverage for Futures and Options Positions-
   Value Fund, International Value Fund, Growth Fund
   and Income Builder Fund . . . . . . . . . . . . . . . . . . __
  Short Sales-Value Fund, International Value Fund,
    Growth Fund and Income Builder Fund. . . . . . . . . . . . __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . __
  Investment Limitations-Limited Term National Fund and
   Limited Term California Fund. . . . . . . . . . . . . . . . __
  Investment Limitations-Intermediate National Fund,

   Intermediate New Mexico Fund; Intermediate Florida Fund,
   Intermediate New York Fund and Income Builder Fund. . . . . __
   Investment Limitations-Government Fund. . . . . . . . . . . __
   Investment Limitations-Income Fund. . . . . . . . . . . . . __
   Investment Limitations-Value Fund, International Value Fund
     and Growth Fund . . . . . . . . . . . . . . . . . . . . . __

YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . __
  Performance and Portfolio Information. . . . . . . . . . . . __

REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . . __
  Representative Performance Information-
    Limited Term National Fund (Class A and C) . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
   Representative Performance Information-
   Limited Term California Fund (Class A and C). . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
  Representative Performance Information-Intermediate
    National Fund (Class A and C). . . . . . . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
  Representative Performance Information-Intermediate
      New Mexico Fund (Class A and Class D). . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
  Representative Performance Information-Intermediate
                        -iii-


    Florida Fund (Class A) . . . . . . . . . . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
  Representative Performance Information-Intermediate
    New York Fund (Class A). . . . . . . . . . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
      Taxable Equivalent Yield . . . . . . . . . . . . . . . . __
      Average Annual Total Return. . . . . . . . . . . . . . . __
  Representative Performance Information-
    Government Fund (Class A and C). . . . . . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
  Representative Performance Information-Income
    Fund (Class A and Class C Shares). . . . . . . . . . . . . __
      Standardized Method of Computing Yields. . . . . . . . . __
  Representative Performance Information-Value
    Fund (Class A and Class C Shares). . . . . . . . . . . . . __
  Representative Performance Information-
    International Value Fund (Class A, B and C Shares) . . . . __

  Representative Performance Information
    Growth Fund (Class A and Class C Shares) . . . . . . . . . __
  Representative Performance Information
    Income Builder Fund (Class A and Class C Shares) . . . . . __

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Election by the Funds-Subchapter M . . . . . . . . . . . . . __
  Municipal Funds-Income Dividends . . . . . . . . . . . . . . __
  State and Local Tax Aspects of the Municipal Funds-
    Income Dividends . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS. . . . . . . . . . . . __

INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENT, AND
  ADMINISTRATIVE SERVICES AGREEMENT. . . . . . . . . . . . . . __
  Investment Advisory Agreement. . . . . . . . . . . . . . . . __
  Administrative Services Agreement. . . . . . . . . . . . . . __

SERVICE AND DISTRIBUTION PLANS . . . . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . __
  In General . . . . . . . . . . . . . . . . . . . . . . . . . __
  Municipal Funds, Government Fund and Income Fund . . . . . . __
  Value Fund, International Value Fund, Growth Fund
  and Income Builder Fund. . . . . . . . . . . . . . . . . . . __
  Portfolio Turnover Rates . . . . . . . . . . . . . . . . . . __

                            -vi-


MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Limited Term National Fund and
    Limited Term California Fund . . . . . . . . . . . . . . . __
  Intermediate National Fund; Intermediate New Mexico
    Fund; Intermediate Florida Fund; Intermediate
    New York Fund; Government Fund;
    Income Fund; Value Fund; International Value Fund;
    Growth Fund; and Income Builder Fund . . . . . . . . . . . __

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . __
  Limited Term National Fund . . . . . . . . . . . . . . . . . __
  Limited Term California Fund . . . . . . . . . . . . . . . . __
  Intermediate National Fund . . . . . . . . . . . . . . . . . __
  Intermediate New Mexico Fund . . . . . . . . . . . . . . . . __
  Intermediate Florida Fund. . . . . . . . . . . . . . . . . . __
  Intermediate New York Fund . . . . . . . . . . . . . . . . . __
  Government Fund. . . . . . . . . . . . . . . . . . . . . . . __
  Income Fund. . . . . . . . . . . . . . . . . . . . . . . . . __
  Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . __
  International Value Fund . . . . . . . . . . . . . . . . . . __
  Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . . __
  Income Builder Fund. . . . . . . . . . . . . . . . . . . . . __

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . __

INDEPENDENT ACCOUNTANTS  . . . . . . . . . . . . . . . . . . . __

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . __

                       ORGANIZATION OF THE FUNDS

     Limited Term National Fund and Limited Term California Fund are diversified series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized in 1984 as a diversified, open-end management investment company (the "Company"). The Company currently offers two series of stock, Limited Term National Fund and Limited California Fund, each in multiple classes, and the Board of Directors is authorized to divide authorized but unissued shares into additional series and classes.

  Intermediate Municipal Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are diversified series and Intermediate New Mexico fund, Intermediate Florida Fund, and Intermediate New York Fund are nondiversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has ten active Funds, all of which are described in this prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Company (if the Fund is a series of the Company), or of the Trust.
Expenses with respect to the Company and the Trust are allocated in proportion to the asset value of the respective series and classes of the Company or the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Company, subject to the general supervision of the Company's directors, determine which expenses are allocable to a given Fund of the Company, or which are generally allocable to both Funds offered by the Company. Similarly, the officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust or the Company, shareholders of each Fund are entitled to receive the underlying assets of that Fund which are available for distribution.

     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. (Thornburg) in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Directors or Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Company is a corporation organized under Maryland law, which provides generally that shareholders will not be held personally liable for the obligations of the corporation. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     No Fund is liable for the liabilities of any other Fund. However, because the Company and the Trust share a Prospectus with respect to the Funds, there is a possibility that one of these companies could be liable for any misstatements, inaccuracies or incomplete disclosure in the Prospectus respecting Funds offered by the other company. The Company and the Trust do not concede, and specifically disclaim, any such liability.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Directors or Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.


                          INVESTMENT POLICIES

MUNICIPAL FUNDS
---------------

     Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, and Intermediate New York Fund are sometimes referred to in this Statement of Additional Information as the "Municipal Funds." The primary investment objective of each of the Municipal Funds is to seek as high a level of current investment income exempt from the individual federal income tax as is consistent, in the view of the Funds' investment adviser, with the preservation of capital. In addition, the Limited Term California Fund seeks exemption of its income dividends from California State individual income taxes, Intermediate New Mexico Fund seeks exemption of its income dividends from New Mexico state individual income taxes, and Intermediate New York Fund seeks exemption of its income dividends from New York State and New York City individual income taxes. Intermediate Florida Fund seeks exemption from the "intangibles" tax normally imposed on securities held by individuals resident in the State of Florida. The objective of preserving capital may preclude the Municipal Funds from obtaining the highest possible yields.

     The Limited Term National Fund and Limited Term California Fund each will maintain a portfolio having a dollar-weighted average maturity of normally not more than five years, with the objective of reducing fluctuations in its net asset value relative to municipal bond portfolios with longer average maturities while expecting lower yields than those received on portfolios with longer average maturities. Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, and Intermediate New York Fund each will maintain a portfolio having a dollar-weighted average maturity of normally three to ten years, with the objective of reducing fluctuations in net asset value relative to long-term municipal bond portfolios. The Intermediate Funds may receive lower yields than those received on long-term bond portfolios, while seeking higher yields and expecting higher share price volatility than the Limited Term Funds.

     The following discussion supplements the disclosures in the Thornburg Municipal Funds Prospectus respecting the Municipal Funds' investment policies, techniques and investment limitations.

Fund Investments - In General
-----------------------------

     Each Municipal Fund's assets will normally consist of (1) municipal obligations or participation interests therein that are rated at the time of purchase within the four highest grades Aaa, Aa, A, Baa by Moody's Investors Service ("Moody's"), or AAA, AA, A, BBB by Standard & Poor's Corporation ("S&P"), or Fitch Investors Service ("Fitch"), (2) municipal obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that have other comparable debt obligations that are rated within the four highest grades by Moody's, S&P or Fitch, or in the case of obligors whose obligations are unrated, are deemed by the Funds' investment adviser (Thornburg) to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents. In normal conditions, the municipal funds will hold cash pending investment in portfolio securities or anticipated redemption requirements. For an explanation of these ratings, please see "Ratings," below. To the extent that unrated municipal obligations may be less liquid, there may be somewhat greater risk in purchasing unrated municipal obligations than in purchasing comparable, rated municipal obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated municipal obligations at disadvantageous prices without regard to the obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

     Except to the extent that the Municipal Funds are invested in temporary investments for defensive purposes, each Municipal Fund will, under normal conditions, invest 100% of its assets in municipal obligations and normally will not invest less than 80% of its assets in municipal obligations. This 80% policy is a fundamental investment policy of each of the Municipal Funds and may be changed only with the approval of a majority of the outstanding voting securities of a given series of the Fund. Under normal conditions each of the single State Municipal Funds invests 100%, of its assets in obligations originating in the state having the same name as the Fund or issued by United States territories or possessions, and as a matter of fundamental policy, invests 80% of its assets in municipal obligations (i) exempt from regular individual federal income tax and exempt (in the case of Limited Term California Fund, Intermediate New Mexico Fund, and Intermediate New York Fund) from individual income tax in the state having the same name as the Fund, and (ii) originating in the state having the same name as the Fund.

     Each of the Municipal Funds has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from Federal or state income tax. Such temporary investments, which may include repurchase agreements with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk, may be made due to market conditions, pending investment of idle funds or to afford liquidity. See "Temporary Investments," at page ___. Such investments are, like any investment, subject to market risks and fluctuations in value. In addition, each Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. The Municipal Funds do not expect to find it necessary to make temporary investments.

     In applying the percentage investment restrictions described in the two paragraphs preceding, the term "assets" means net assets of the Fund plus the amount of any borrowings for investment purposes.

     No Municipal Fund will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchase of (i) securities of the United States Government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments or political subdivisions, because these issuers are not considered to be members of any industry. This restriction may not be changed as to any Municipal Fund unless approved by a majority of the outstanding shares of the Fund.

     The Municipal Funds' investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval.

Municipal Obligations
---------------------

     Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "municipal obligations" if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Municipal Funds may invest in a variety of types of municipal obligations, including but not limited to bonds, notes (such as tax anticipation and revenue anticipation notes), commercial paper and variable rate demand instruments. Variable rate demand instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets a Fund's investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     The Municipal Funds also may purchase fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to their final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. A Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by Thornburg to be of comparable quality with issues having such debt ratings. The credit quality of such investments will be determined on a continuing basis by Thornburg for Limited Term National Fund and Limited Term California Fund under the supervision of the directors of the Company, and for Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund, under the supervision of the trustees of the Trust.

     A Municipal Fund also may purchase and sell municipal obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain liquid assets at least equal in value to commitments for when-issued or delayed delivery securities, such assets to be segregated by State Street Bank & Trust Co., the Fund's custodian, specifically for the settlement of such commitments. The value of the segregated assets will be marked to the market daily so that the Fund will at all times maintain assets in the segregated account equal in value to the amount of these commitments. The Funds will only make commitments to purchase municipal obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     Thornburg will evaluate the liquidity of each municipal lease upon its acquisition and periodically while it is held based upon factors established for the Limited Term National Fund and Limited Term California Fund by the Company's directors, and for Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund, by the Trust's trustees, including (i) the frequency of trades and quotes for the obligation, (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation,
(iii) the willingness of dealers to make a market for the obligation, and
(iv) the nature and timing of marketplace trades. An unrated municipal lease with non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying municipal lease is unrated, if Thornburg determines that the municipal lease is readily marketable because it is backed by the letter of credit or insurance policy.

     The Municipal Funds will seek to reduce further the special risks associated with investment in municipal leases by investing in municipal leases only where, in Thornburg's opinion, certain factors established by the Company's directors for Limited Term National Fund and Limited Term California Fund, and by the Trust's trustees for Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund, have been satisfied, including (i) the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental issuer,
(ii) the municipal lease has a shorter term to maturity than the estimated useful life of the leased property and the lease payments will commence amortization of principal at an early date, (iii) appropriate covenants will be obtained from the governmental issuer prohibiting the substitution or purchase of similar equipment for a specified period (usually 60 days or more) in the event payments are not appropriated, (iv) the underlying equipment has elements of portability or use that enhance its marketability in the event foreclosure on the underlying equipment was ever required, and
(v) the governmental issuer's general credit is adequate. The enforceability of the "non-substitution" provisions referred to in (iii) above has not been tested by the courts. Investments not meeting certain of these criteria (such as the absence of a non-substitution clause) may be made if the municipal lease is subject to an agreement with a responsible party (such as the equipment vendor) providing warranties to the Funds that satisfy such criteria.

     Municipal leases usually grant the lessee the option to purchase the leased property prior to maturity of the obligation by payment of the unpaid principal amount of the obligation and, in some cases, a prepayment fee. Such prepayment may be required in the case of loss or destruction of the property. The prepayment of the obligation may reduce the expected yield on the invested funds if interest rates have declined below the level prevailing when the obligation was purchased.

     No Municipal Fund will invest in illiquid securities if, as a result of the investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) municipal leases subject to non-appropriation risk which are not rated at the time of purchase within the four highest grades by Moody's or S&P and not subject to remarketing agreements (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days,
(3) securities which the Funds are restricted from selling to the public without registration under the Securities Act of 1933, and (4) other securities or participations not considered readily marketable by the Funds, provided that for purposes of the foregoing an unrated municipal lease which is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be illiquid.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Funds. Moreover, the value of the Funds' portfolios may be adversely affected. The Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

     The yields on municipal obligations are dependent on a variety of factors, including the condition of the general market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields, while municipal obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of municipal obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

Ratings
-------

     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicates an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated municipal obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Municipal Notes.  The ratings of Moody's for municipal notes are
MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in
particular, is likely to be less well established.   Notes bearing the
designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (if) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

Temporary Investments
---------------------

     Each Municipal Fund has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in the investment adviser's opinion represent minimal credit risk. Investments in repurchase agreements are limited to 5% of a Fund's net assets. See the next paragraph respecting repurchase agreements. In addition, temporary taxable investments may exceed 20% of a Fund's assets when made for defensive purposes during periods of abnormal market conditions.

Repurchase Agreements
---------------------

     Each Municipal Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements may be viewed as loans collateralized by the underlying security that is the subject of the repurchase agreement. No Municipal Fund will enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements. The Funds will enter into repurchase agreements only with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk. The risk to a Fund is limited to the ability of the seller to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the subject security declines there is a risk of loss of both principal and interest if the seller defaults. In the event of a default, the collateral may be sold. A Fund might incur a loss if the value of the collateral has declined, and the Fund might incur disposition costs or experience delays in connection with liquidating the security. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the subject security by the Fund may be delayed or limited. The Municipal Funds' investment adviser will monitor the value of the security at the time the transaction is entered into and at all subsequent times during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the subject security declines below the repurchase price, Thornburg will demand additional securities from the seller to increase the value of the property held to at least that of the repurchase price.

U.S. Government Obligations
---------------------------

     Each Municipal Fund's temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Special Risks Affecting Limited Term California Fund
----------------------------------------------------

     Limited Term California Fund invests primarily in California State, municipal, and agency obligations. For this reason, an investment in the Limited Term California Fund may be riskier than an investment in the Limited Term National Fund, which buys municipal obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of the Limited Term California Fund before investing.

     California's economy is the largest among the 50 states and one of the largest in the world. The state's July 1, 2002 population of over 35 million represents 12.2 percent of the total United States population and total personal income in the state, at an estimated $1.14 trillion in 2002, accounts for 12.8 percent of all personal income in the nation. Total employment is about 6 million, the majority of which are in the service, trade and manufacturing sectors.

     California constitutional and other laws raise questions about the ability of California State and municipal issuers to obtain sufficient revenue to pay their bond obligations in all situations. In 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which has had an affect on California issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Proposition 13 limits ad valorem on real property and restricts the ability of taxing entities to increase real property taxes. In 1979, California voters approved another constitutional amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB prohibits government agencies and the state from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. The amendment restricts the spending authority of state and local government entities. If revenues exceed such appropriations limits, such revenues must be returned either as revisions in the tax rate or fee schedules.

     California obtains approximately 57% of general fund revenues from personal income taxes (individual and corporate) compared to an average of only 34 percent for other states. Income taxes serve as a bellwether and are frequently a leading indicator of economic weakness. California's other principal revenue source is sales taxes. Recent tax revenue shortfalls coupled with expenditures increases led to a projected 2003-04 deficit of $38 billion. The recently concluded budget seeks to close the deficit with a combination of $14.5 billion in long-term deficit bonds, $6 billion of federal aid and other non-recurring items, $4 billion of revenue increases, and most of the remainder in spending cuts. However, the budget fails to achieve structural balance and leaves an estimated $8 billion gap in the 2005 fiscal year. The out-year gap could grow larger if the pace of economic recovery falters or the state fails to realize expected cost savings.

     The budget deficit and other factors led to recent downgrades to BBB (Standard and Poor's) and A3 (Moody's) for California's general obligation bonds. Further downgrades could cause substantial selling pressure on California's bonds and restrict the state's access to the bond market in the future.

     Many school districts and local authorities depend on State sources for substantial portions of their revenues and are vulnerable to state funding cuts. The 2004 state budget included fairly manageable cuts to most local governments, but if revenues do not rebound and further borrowing is unfeasible, then more severe cuts may occur in the 2005 budget.

     California's fiscal environment is further clouded by political uncertainty. California voters will soon be asked to choose whether to retain Gray Davis as Governor. If the majority chooses to recall the Governor, then the new Governor will be the person who receives the most votes from a group of almost 200 candidates including many with little or no political experience.

     In the 2004 fiscal year, the state plans to add over $14 billion of long-term debt obligations. Tax-backed debt levels relative to personal income have been rising over the last few years. Currently, California debt levels are close to national averages, but if recent trends continue, the state may end up with debt levels far above national averages. High debt levels and a heavy tax load could restrict future economic growth.


Special Risks Affecting Intermediate New Mexico Fund
----------------------------------------------------
     Intermediate New Mexico Fund invests primarily in New Mexico municipal obligations. For this reason, an investment in Intermediate New Mexico Fund may be riskier than an investment in Intermediate National Fund, which buys municipal obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of Intermediate New Mexico Fund before investing.

     New Mexico is the fifth largest state in area, containing approximately 121,593 square miles, but has a relatively small population of approximately 1,819,000 persons (2001). Major industries in New Mexico are energy resources, semi-conductor manufacturing, tourism, services, arts and crafts, agriculture-agribusiness, government, manufacturing and mining.
 In fiscal year 2001, the value of energy resources production (crude petroleum, natural gas, and coal) was approximately $10.6 billion. Major federally funded scientific research facilities at Los Alamos, Albuquerque and White Sands are also a notable part of the state's economy and limit the state's exposure to national economic cycles. Potential future economic vulnerabilities for the state or specific portions of the state include declines in mineral extraction and fluctuations in gas and oil production and prices, possible budget decreases at national laboratories located at White Sands, Albuquerque and Los Alamos, and a possible general slowdown in the nation's economy.

     State income per capita was $23,162 in 2001, which was 77% of the national average. The state's general obligation debt level is relatively low at less than 1% of assessed valuation and $160 per capita. However, the state has issued $470 million of severance tax bonds that have a prior lien on important revenue sources. New Mexico benefited from 6.5% personal income growth in 2002, led by strength in the state's service, wholesale and retail trade industries. The state is currently projecting personal income growth of 5.3% and 4.7% in 2003 and 2004. If income growth falls short of these projections, sizable deficits may develop.

     Gross receipts taxes are the most important revenue source of the state. In 2003, they make up 42% of state revenues. Other important revenue sources include personal income taxes (24%), mineral taxes, rents and royalties (14%), and investment income (13%). As of April, 2003, total General Fund revenues were $13.5 billion, down 3.6% from the same period in the 2002 fiscal year. Strength in sales taxes, mineral taxes, and investment income have been more than balanced by weakness in personal and corporate income taxes. The state is currently planning to reduce income tax rates over the next few years. If growth does not accelerate or alternative revenue sources are not created, then deficits could develop. The June 30, 2002 General Fund Balance was $320 million. General Fund Reserves for 2003 are projected to total $260 million.


Special Risks Affecting Intermediate Florida Fund
-------------------------------------------------

     Intermediate Florida Fund invests primarily in Florida municipal obligations. For this reason, an investment in Intermediate Florida Fund may be riskier than an investment in Intermediate National Fund, which buys municipal obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of Intermediate Florida Fund before investing.

     Florida is characterized by sustained population growth and greater economic diversification. These trends have brought increased demand for infrastructure, schools, and state services. Major industries for the state include agriculture, tourism, construction, insurance, banking, and import-export trade.

     Personal income growth has generally been around the national average but has lagged on a per capita basis. In 2002 personal income per capita was $29,596, ranking Florida 23rd. Net tax supported debt is $17 billion and is slightly above the national average at 3.4% of personal income.

     At the end of fiscal 2002 the general fund balance increased to $984 million, and together with the budget stabilization fund represented almost 10% of the $19 billion in general fund revenue. In 2003 a budget deficit caused the state to spend the bulk of its general fund balance, leaving $130 million, but the stabilization fund was left unchanged.

     The fiscal 2003 budget projects $20.1 billion in general fund revenue, while the budget stabilization fund is expected to increase slightly to $966 million. The general fund balance is projected to rebound to $955 million by the end of 2004. Combined with the stabilization fund, the state's cash reserves are expected to equal around 9.5% of 2004 revenue.

     Two state initiatives will require significant increases in state spending for the long term future. In 2000 Florida voters passed a constitutional amendment to develop and operate a high speed rail system between the state's five major metropolitan areas. Construction is expected to begin in late 2003. In 2003 Florida voters passed a constitutional amendment to limit school class sizes. Both amendments involve multi-billion dollar capital expenditures that will strain future budgets.



Special Risks Affecting Intermediate New York Fund
--------------------------------------------------

     Intermediate New York Fund invests primarily in municipal, county, and state debt obligations within the state of New York. For this reason, an investment in Intermediate New York Fund may be riskier than an investment in Intermediate National Fund, which buys debt obligations from throughout the U.S. Prospective investors should consider the risks inherent in the investment concentrations of Intermediate New York Fund before investing.

    New York has a broad and diverse economy. Although the state's manufacturing sector has continued to contract over time, the state's service sector has expanded. Finance, insurance, and real estate are particularly important to the state's economy and employment, and were responsible for 32.5% of the gross state product in 2001. The state is also heavily dependent on economic activity in New York City, which alone accounted for 65.9% of the state's gross state product in 2001.

     The 2004 state budget is $90.8 billion, of which $38.6 billion is the general fund and $52.2 billion is specialty funds from restricted revenue sources. The budget is balanced for 2004 but projects large budget deficits in future years beginning 2005. To achieve balance of revenue and expense in 2004, the budget employs deficit borrowing, short-term tax hikes, and moderate expense cutting.

     Debt levels are relatively high in New York compared with other states. In 2002 New York had $2,042 of net tax supported debt per capita, which is fifth highest in the U.S. and well above the median of $573. As a percentage of personal income, net tax supported debt was 5.9% or fourth highest in the U.S. Total dollar amount of tax supported debt in New York was $38.8 billion, mostly in the form of appropriation bonds, and only $4 billion in the form of state general obligations.

     Tax revenue will depend generally on overall economic activity in the state, with particular importance from financial and business services in the New York City area. The State's ability to control spending is also a key factor in the state's credit quality.

VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND and INCOME BUILDER FUND

     Thornburg Value Fund ("Value Fund") and Thornburg International Value Fund ("International Value Fund") each seeks long term capital appreciation by investing in equity and debt securities of all types. Thornburg Core Growth Fund ("Growth Fund") seeks long term growth of capital by investing in equity securities selected for their growth potential. Thornburg Investment Income Builder Fund ("Income Builder Fund") seeks to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The secondary goal of Value Fund is to seek some current income, and the secondary objective of Income Builder Fund is long term capital appreciation.

     Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities that are not currently paying dividends.

     International Value Fund invests primarily in foreign securities, and under normal market conditions, invests at least 75% of its net assets in foreign securities.

     Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities.

     Income Builder Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds.

     The following discussion supplements the disclosures in the Prospectus respecting the investment policies, techniques and investment limitations of Value Fund, International Value Fund, Growth Fund and Income Builder Fund.




GOVERNMENT FUND and INCOME FUND

     Government Fund and Income Fund each has the primary investment goal of providing, through investment in a professionally managed portfolio of fixed income obligations as high a level of current income as is consistent, in the investment adviser's view, with safety of capital. Government Fund will seek to achieve its primary investment goal by investing primarily in obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities and in participations in such obligations or in repurchase agreements secured by such obligations. Income Fund will seek to achieve its primary goal by investing primarily in investment grade short and intermediate maturity bonds and asset backed securities such as mortgage backed securities and collateralized mortgage obligations. Income Fund also may invest in other securities, and utilize other investment strategies to hedge market risks, manage cash positions or to enhance potential gain. Additionally, each of the Funds has the secondary goal of reducing fluctuations in its net asset value compared to longer term portfolios, and will pursue this goal by investing in obligations with an expected dollar-weighted average maturity of normally not more than five years.

     The following discussion supplements the disclosures in the Funds' Prospectus respecting Government Fund's and Income Fund's investment policies, techniques and investment limitations.

Determining Portfolio Average Maturity - Government Fund and Income Fund
------------------------------------------------------------------------

     For purposes of each Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

     In addition, each Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates, are interests in pools of mortgages or other loans having varying maturities.

     Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by the Fund based on Thornburg's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years.
The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Purchase of Certificates of Deposit - Government Fund and Income Fund
---------------------------------------------------------------------

     In addition to the other securities each Fund may purchase, each Fund is authorized to purchase bank certificates of deposit under certain circumstances. The Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of $1,000,000,000 or more, and (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit (whether or not insured in whole or in part) is nonnegotiable, and it matures in more than 7 days, it will be considered illiquid, and subject to the Government Fund's fundamental investment restriction that no more than 10% of the Fund's net assets will be placed in illiquid investments.

     Income Fund may invest in certificates of deposit of large domestic and foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars), including foreign branches of domestic banks, and certificates of deposit of smaller banks as described below. Although the Income Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below). The Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of one billion dollars.

Asset-Backed Securities - Government Fund and Income Fund
---------------------------------------------------------

     Each of the Funds may invest in asset-backed securities, which are interests in pools in loans, described in the Prospectus.

Mortgage-Backed Securities and Mortgage Pass-Through Securities
---------------------------------------------------------------

     If otherwise consistent with its investment restrictions and the Prospectus, each Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt securities which are secured with collateral consisting of mortgage -backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of the Fund because the value of some mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PC's are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by Income Fund, but will not be purchased by Government Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Income Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMO's")
---------------------------------------------

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMO's are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMO's provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral").
The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMO's, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations
-----------------------------------------

     FHLMC CMO's are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PC's, payments of principal and interest on the CMO's are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMO's are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMO's as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMO's is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMO's are identical to those of FHLMC PC's. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Mortgage-Backed Securities
---------------------------------

     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages.
 Neither Government Fund nor Income Fund will purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. Thornburg will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities
-----------------------------

     The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern. If otherwise consistent with the Income Fund's investment objectives and policies, Income Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     Income Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Repurchase Agreements - Government Fund and Income Fund
-------------------------------------------------------

     Either Government Fund or Income Fund may enter into repurchase agreements with member banks of the Federal Reserve System or any domestic broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be at least as high as that of other obligations the purchasing Fund may purchase or at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P. These transactions may not provide the purchasing Fund with collateral marked-to-market during the term of the commitment.

     A repurchase agreement, which provides a means for a Fund to earn income on funds for periods as short as overnight, is an arrangement under which the Fund purchases a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

     For some purposes under the 1940 Act, a repurchase agreement is deemed to be a loan from the purchasing Fund to the seller of the Obligations subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the Obligation. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation.
 Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the purchasing Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When Issued Securities - Government Fund and Income Fund
--------------------------------------------------------

     Either Government Fund or Income Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Neither Fund believes that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will establish a segregated account for commitments for when-issued or forward delivery securities.

Reverse Repurchase Agreements - Government Fund and Income Fund
----------------------------------------------------------------

     Either Government Fund or Income Fund may enter into reverse repurchase agreements by transferring securities to another person in return for proceeds equal to a percentage of the value of the securities, subject to its agreement to repurchase the securities from the other person for an amount equal to the proceeds plus an interest amount. Neither Fund will enter into any such transaction if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements.
 See the "Investment Restrictions" applicable to each Fund, below.

Dollar Roll Transactions - Government Fund and Income Fund
-----------------------------------------------------------

     Either Government Fund or Income Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the Investment Company Act of 1940 (the "1940 Act") as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Lending of Portfolio Securities - Government Fund and Income Fund
-----------------------------------------------------------------

     Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, such loans may be made to member firms of the New York Stock Exchange, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The lending Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by Thornburg to be of good standing, and when, in the judgment of Thornburg, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

Other Investment Strategies - Income Fund
-----------------------------------------

     Income Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or portfolios, or to enhance potential gain. Such strategies are used by many mutual funds and other institutional investors.
 Techniques and instruments may change over time as new investments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, Income Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for Income Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for purposes not related to bona fide hedging or risk management. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of Income Fund to utilize these Strategic Transactions successfully will depend on Thornburg's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent Thornburg's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to Income Fund, force the sales of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options - Income Fund
------------------------------------------------

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument as to which the options relate. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Income Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, Income Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration or during a fixed period prior thereto. Income Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     Income Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits;
(iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("counterparties") through direct bilateral agreement with the counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with Income Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Thornburg must assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by Thornburg to have an equivalent credit rating. The staff of the SEC currently takes the position that the amount of Income Fund's obligation pursuant to an OTC option is illiquid, and is subject to the Income Fund's limitation on investing no more than 15% its assets in illiquid instruments.

     If Income Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     Income Fund may purchase and sell call options on U.S. Treasury and agency securities, foreign sovereign debt, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and related futures on such securities other than futures on individual corporate debt and individual equity securities. All calls sold by the Fund must be "covered" or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.

     Income Fund may purchase and sell put options that relate to U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures - Income Fund
-------------------------------------------------

     Income Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.

     Income Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract, but may be higher in some circumstances. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.

     Income Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in computing the 5% limit. The segregation requirements with respect to futures and options thereon are described below.

Options on Securities Indices and Other Financial Indices - Income Fund
-----------------------------------------------------------------------

     Income Fund also may purchase and sell call and put options on securities indices and other financial indices and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions - Income Fund
-----------------------------------

     Income Fund may engage in currency transactions with counterparties in order to hedge the value of currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

     Income Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transactions hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     Income Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging as described below.

     Income Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, Income Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if Thornburg considers the Austrian schilling is linked to the German Deutschemark (the "D-mark"), the Fund holds securities denominated in Austrian schillings and Thornburg believes that the value of schillings will decline against the U.S. dollar, Thornburg may enter into a contract to sell D-marks and buy dollars. Hedging involves some of the same risks and considerations as other transactions with similar instruments.
Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions - Income Fund
---------------------------------------------

     Currency transactions are subject to risks different from other transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to Income Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

Combined Transactions - Income Fund
-----------------------------------

     Income Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions ("combined" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of Thornburg, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars - Income Fund
---------------------------------------------

     Among the Strategic Transactions into which Income Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Income Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. An interest rate swap is an agreement between two parties to exchange payments that are based on specified interest rates and a notional amount. The exchange takes place over a specified period of time. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.
 The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.
Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.
 A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Income Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into the transaction, the unsecured long term debt rating of the counterparty combined with any credit enhancements, satisfies credit criteria established by the Trust's trustees. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but the value of the swap or other agreement likely would decline, potentially resulting in losses. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, they may be less liquid than swaps.

Eurodollar Instruments - Income Fund
------------------------------------

     Income Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the United States - Income Fund
-----------------------------------------------------------------------

     When constructed outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in Income Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts - Income Fund
----------------------------------------------------------

     Some transactions which the Income Fund may enter into, including many Strategic Transactions, require that Income Fund segregate liquid high grade debt assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Transactions which require segregation include reverse repurchase agreements, dollar rolls, undertakings by the Fund to purchase when-issued securities, the Fund's sales of put or call options, the Fund's sales of futures contracts, currency hedging transactions (including forward currency contracts, currency futures and currency swaps) and swaps, floors and collars to the extent of the Fund's uncovered obligation under the transaction. In general, the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or an amount of cash or liquid high grade debt securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities without additional consideration or to segregate liquid high-grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade debt assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

     Except when Income Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations, or to segregate liquid high grade debt assets equal to the amount of the Fund's obligation.

     OTC options entered into by Income Fund, including those on securities, currency, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. Other OCC issued and exchange listed options sold by the Fund, other than those above, generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, Income Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     With respect to swaps, Income Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Income Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. If it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

     The Income Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

Foreign Securities - Income Fund
--------------------------------

     Income Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in United States issuers. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than a domestic company. Volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Securities issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Income Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertability and repatriation of assets. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Foreign securities and cash held in foreign custody or in foreign depositories may not enjoy the same or comparable legal protections prevailing in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries, and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign securities may be subject to foreign government taxes which will reduce the yield on such securities.



VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND
and INCOME BUILDER FUND
-------------------------------------------------

     Thornburg Value Fund ("Value Fund") and Thornburg International Value Fund ("International Value Fund") each seeks long term capital appreciation by investing in equity and debt securities of all types. Thornburg Core Growth Fund ("Growth Fund") seeks long term growth of capital by investing in equity securities selected for their growth potential. Thornburg Investment Income Builder Fund ("Income Builder Fund") seeks to provide a level of current income which exceeds the average yield to U.S. Stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The secondary goal of Value Fund is to seek some current income, and the secondary objective of Income Builder Fund is long term capital appreciation.

     Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities that are not currently paying dividends.

     International Value Fund invests primarily in foreign securities, and under normal market conditions, invests at least 75% of its net assets in foreign securities.

     Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities.

     Income Builder Fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds.

     The following discussion supplements the disclosures in the Prospectus respecting the investment policies, techniques and investment limitations of Value Fund, International Value Fund, Growth Fund and Income Builder Fund.



Illiquid Investments - Value Fund, International Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------------

     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, the Funds' investment adviser (Thornburg) determines the liquidity of investments by the Funds and, through reports from Thornburg, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Funds' investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund's rights and obligations relating to the investment).

     Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also Thornburg may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.


Restricted Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------------

     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.


Swap Agreements, Caps, Floors, Collars - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
--------------------------------------------------------------------------

     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund is not limited to any particular form of swap agreement if Thornburg determines it is consistent with the Fund's investment objective and policies.

     Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor, if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Inasmuch as these swaps, floors, caps and collars are entered into for good faith hedging purposes, Thornburg and the Funds believe these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, may be less liquid than swaps.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined, the Fund will have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

      Value Fund, International Value Fund and Growth Fund each will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Indexed Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------------------

     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.



Repurchase Agreements - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------------


     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreements with respect to any security in which it is authorized to invest.

     A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
------------------------------------------------------------------------

     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Funds' assets and may be viewed as a form of leverage.


Securities Lending - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------------------

     The Funds may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower;
(2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower-Quality Debt Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------------

     Value Fund, International Value Fund, Growth Fund and Income Builder Fund each may purchase lower-quality debt securities (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Corporation, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
In fact, from 1989 to 1991, the percentage of lower-quality securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992 and 1993.

     The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt securities, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Funds. In considering investments for the Funds, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Foreign Investments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
--------------------------------------------------------------------------

     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.
There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depository Receipts and European Depository Receipts (ADR's and EDR's) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADR's and EDR's are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
--------------------------------------------------------------------

     The Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Each of the Equity Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Funds may use currency forward contracts for any purpose consistent with their investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds. The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." Each Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge, " would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Funds may enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in deutschemarks, the Fund could enter into forward contracts to sell deutschemarks and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to the Funds or that it will hedge at an appropriate time.

Limitations on Futures and Options Transactions - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------

     Value Fund, International Value Fund, Growth Fund and Income Builder Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The above limitations on these Funds' investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.


Real Estate-Related Instruments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-----------------------------------------------------------------------

     Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.


Futures Contracts - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
------------------------------------------------------------------------

     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P
500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.


Futures Margin Payments - Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
---------------------------------------------------------------

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.


Purchasing Put and Call Options - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
----------------------------------------------------------------------

     By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
--------------------------------------------------------------

     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline.

     At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions - Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
-----------------------------------------------------------

     The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based upon Thornburg's judgment that the combined strategies will reduce risk or otherwise achieve a portfolio management goal, it is possible that the combination will instead increase risk or hinder achievement of the goal.

Correlation of Price Changes - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
--------------------------------------------------------------

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts - Value Fund, International Value Fund, Growth Fund and Income Builder Fund
-----------------------------------------------------------------------

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options - Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
---------------------------------------------------

     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments are subject to each Fund's limitation on investing no more than 10% of its assets in illiquid instruments.

Option and Futures Relating to Foreign Currencies - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
---------------------------------------------------------------

     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Equity Funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of each Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions - Value Fund, International Value Fund, and Growth Fund" above.

Asset Coverage for Futures and Options Positions - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund
-------------------------------------------------------------

     The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

Short Sales Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
--------------------------------------------------

     A Fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When the Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Funds will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

                        INVESTMENT LIMITATIONS

Investment Limitations -
Limited Term National Fund and Limited Term California Fund
-----------------------------------------------------------

     Thornburg Limited Term Municipal Fund, Inc. has adopted the following fundamental investment policies applicable to each of Limited Term National Fund and Limited Term California Fund which may not be changed unless approved by a majority of the outstanding shares of each Fund. Neither Fund may:

     (1) Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or
(c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of municipal obligations or temporary investments in accordance with its investment objective, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue municipal obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry; or

     (17) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and directors of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" of a Municipal Lease subject to that agreement.

     Neither of these Funds will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchases of (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by different governments, agencies, or political subdivisions, because these issuers are not considered to be members of any one industry.

     With respect to temporary investments, in addition to the foregoing limitations, a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each of these Funds has the right to pledge, mortgage or hypothecate its assets in order to comply with certain state statutes on investment restrictions, a Fund will not, as a matter of operating policy (which policy may be changed by the Board of Directors without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10%of its total assets.

     In the event the Limited Term National Fund or the Limited Term California Fund acquires disposable assets as a result of the exercise of a security interest relating to municipal obligations, the Fund will dispose of such assets as promptly as possible.

Investment Limitations - Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund
---------------------------------------------------------------------------

     Thornburg Investment Trust has adopted the following fundamental investment policies respecting Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund and Intermediate New York Fund, which may not be changed as to any of these Funds unless approved by a majority of the outstanding shares of the Fund.

     (1) Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) The Intermediate National Fund may not purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities. Any of the single state Intermediate Funds may invest more than 5% of its portfolio assets in the securities of a single issuer provided that it may not purchase any security (other than securities issued or guaranteed as to principal or interest by the United States or its instrumentalities) if, as a result, more than 5% of the Trust's total assets would be invested in securities of a single issuer;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or
(c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Funds from investing in municipal obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of municipal obligations or temporary investments in accordance with its investment objectives, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue municipal obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (17) Purchase or retain the securities of any issuer other than the securities issued by the Fund itself if, to the Fund's knowledge, those officers and trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities; or

     (18) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in restricted securities, unmarketable securities and other illiquid securities
(including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or in this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" pursuant to the agreement.

     With respect to temporary investments, in addition to the foregoing limitations a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each Fund has the right to pledge, mortgage or hypothecate its assets, each Fund will not, as a matter of operating policy (which policy may be changed by its Trustees without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event a Fund acquires disposable assets as a result of the exercise of a security interest relating to municipal obligations, it will dispose of such assets as promptly as possible.

Investment Limitations - Government Fund
----------------------------------------

     As a matter of fundamental investment policy, Government Fund will not:

     (1) Invest more than 20% of the Fund's assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;


     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10) Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

  (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the Investment Company Act of 1940, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     In applying the percentage restrictions on the Government Fund's investments described under the caption "Principal Investment Strategies" in the Fund's Prospectuses, and in applying the restriction described in item (1), above, "assets" is understood to mean net assets plus borrowings for investment purposes.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Investment Limitations - Income Fund
------------------------------------

     As a matter of fundamental policy, Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
(ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     As a matter of non-fundamental policy Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company ( the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund's potential obligations under its hedging, duration management, risk management and other Strategic Transactions other than those with respect to futures and options thereon) would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (k) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (n)  purchase or sell real estate limited partnership interests.

     Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Investment Limitations - Value Fund, International
Value Fund, Growth Fund and Income Builder Fund
---------------------------------------------------

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

     As a matter of fundamental policy, as to Value Fund, International Value Fund, Growth Fund and Income Builder Fund, no Fund shall:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities) ; or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issue or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     For each Fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund."

                        YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------

     Each Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. The Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     All performance figures are calculated separately for Class A, Class B, Class C and Class D shares. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund's expenses for the period.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period;
(4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Funds' investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier.
Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     A Municipal Fund, Government Fund or Income Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAV's are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAV's from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit (CD's) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CD's, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund.
A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.


                   REPRESENTATIVE PERFORMANCE INFORMATION

Representative Performance Information -
Limited Term National Fund (Class A and C)
------------------------------------------

     The following data for Limited Term National Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The yield of the Limited Term National Fund Class A and Class C shares for the 30-day period ended June 30, 2003, computed in accordance with the standardized calculation described above, was 1.63% and 1.36% for Class A and Class C shares, respectively.

     Taxable Equivalent Yield. The Limited Term National Fund's taxable equivalent yield, computed in accordance with the standardized method for the 30-day period ending June 30, 2003, using a maximum federal tax rate of 38.6%, was 2.51% and 2.09% for Class A and Class C shares, respectively.

     Average Annual Total Return Quotations. The average annual total returns for Limited Term National Fund for Class A and Class C shares are set forth for the periods ending June 30, 2003. Shares denoted as Class A were first offered on September 28, 1984, and Class C shares were first offered on September 1, 1994. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales commission of 1.50% imposed on Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figure below reflects deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         4.38%      4.58%        4.60%
Class C         5.78%      4.51%        4.59% (9/1/94)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         4.38%      4.58%        4.60%
Class C         5.28%      4.51%        4.59 (9/1/94)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         4.00%      4.50%        4.56%
Class C         4.50%      4.39%        4.51% (9/1/94)


Representative Performance Information -
Limited Term California Fund (Class A and C)
--------------------------------------------

     The following data for Limited Term California Fund represent past performance, and the investment return and principal value of an investment in the fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

     Standardized Method of Computing Yield. The Limited Term California Fund's yields for the 30-day period ended on June 30, 2003 computed in accordance with the standardized calculation described above, were 1.54% and 1.20% for Class A and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Limited Term California Fund's taxable equivalent yield for the 30-day period ended on June 30, 2003, computed in accordance with the standardized method described above, using a maximum federal tax rate of 38.6% and a maximum California tax rate of 9.3%, was 2.61% and 2.04% for Class A and Class C shares, respectively.

     Average Annual Total Return Quotations. The average annual total returns for Limited Term California Fund for Class A and Class C shares are set forth for the periods ended June 30, 2003. Shares denoted as Class A were first offered on February 19, 1987, and Class C shares were first offered on September 1, 1994. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales charge of 1.50% imposed upon purchases of Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figures below reflects deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         3.24%      4.05%        4.37%
Class C         4.51%      3.97%        4.36% (9/1/94)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         3.24%      4.05%       4.37%
Class C         4.01%      3.97%       5.10% (9/1/94)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         3.14%      4.04%       4.34%
Class C         3.53%      3.92%       5.09% (9/1/94)


Representative Performance Information -
Intermediate National Fund (Class A and C)
------------------------------------------

     The following data for Intermediate National Fund represent past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

        Standardized Method of Computing Yield. The Intermediate National Fund yields for the 30-day period ended on March 31, 2003, computed in accordance with the standardized calculation described above, were 2.75% and 2.39% for Class A and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.


        Taxable Equivalent Yield. The Intermediate National Fund's taxable equivalent yields for 30-day period ended on September 30, 2003, computed in accordance with the standardized method using a maximum federal tax rate of 38.6%, were 4.23% and 3.68% for Class A and Class C shares, respectively.

        Average Annual Total Return Quotations. The Intermediate National Fund's Class A and Class C total return figures are set forth below for the periods shown ended March 31, 2003. Class A shares were first offered on July 23, 1991, and Class C shares were first offered on September 1, 1994.
 All of the computations assume that an investor reinvested all dividends, and further assume deduction of the maximum sales charge of 2.00% imposed upon purchases of Class A shares. Class C shares are subject to a contingent deferred sales charge if redeemed within one year of purchase, and the one-year return figures below reflect deduction of the sales charge. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Returns (Before Taxes)

                1 Year    5 Years     10 Years
                                      (or since inception,
                                       if shorter)
                ------    -------     --------------------
Class A          5.28%     4.18%        5.22%
Class C          8.07%     4.19%        4.91%(9/1/94)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         8.28%      4.18%       5.22%
Class C         8.07%      4.19%       5.01% (9/1/94)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         5.47%      4.23%        5.15%
Class C         6.05%      4.17%        4.91% (9/1/94)


Representative Performance Information -
Intermediate New Mexico Fund (Class A and Class D)
--------------------------------------------------

     The following data for Intermediate New Mexico Fund represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

        Standardized Method of Computing Yield. The yields of the Intermediate New Mexico Fund for the 30-day period ended March 31, 2003, computed in accordance with the standardized calculation described above, were 2.26% and 2.00% for Class A and Class D shares, respectively. This method of computing yield does not take into account changes in net asset value.

        Taxable Equivalent Yield. The Intermediate New Mexico Fund's taxable equivalent yields, computed in accordance with the standardized method described above for the 30-day period ended March 31, 2003, using a maximum federal tax rate of 38.6% and a maximum New Mexico tax rate of 8.2%, were 3.77% and 3.33% for Class A and D shares, respectively.

        Average Annual Total Return Quotations. The Intermediate New Mexico Fund's Class A and Class D total return figures are set forth below for the periods shown ending March 31, 2003. Class A shares were first offered on June 21, 1991, and Class D shares were first offered on June 1, 1999. All of the computations assume that an investor reinvested all dividends, and further assume the deduction of the maximum sales charge of 2.00% imposed on purchases of Class A shares. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures sown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Returns (Before Taxes)

               1 Year    5 Years    10 Years
                                  (or since inception,
                                   if shorter)
               ------    -------   -------------------
Class A         5.32%     4.19%       4.84%
Class D         7.05%      N/A        4.58% (6/1/99)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
Class A         5.32%      4.19%        4.84%
Class D         7.05%       N/A         4.58% (6/1/99)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                  (or since inception,
                                   if shorter)
               ------    -------   -------------------
Class A         4.73%      4.21%       4.80%
Class D         5.73%       N/A        4.48% (6/1/99)


Representative Performance Information -
Intermediate Florida Fund (Class A)
---------------------------------------

     The following data for Intermediate Florida Fund represents past performance, and the investment return and principal value of an investment in the fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

        Standardized Method of Computing Yield.  The yield of the
Intermediate Florida Fund Class A shares for the 30-day period ended March 31, 2003, computed in accordance with the standardized calculation described above, was 2.49%. This method of computing yield does not take into account changes in net asset value.

        Taxable Equivalent Yield. The Intermediate Florida Fund's taxable equivalent yield for Class A, computed in accordance with the standardized method described above for the 30-day period ended March 31, 2003, using a maximum federal tax rate of 38.6%, was 3.93%.

        Average Annual Total Return Quotations. The Intermediate Florida Fund's Class A total return figures are set forth below for the periods shown ending March 31, 2003. Class A shares were first offered on February 1, 1994. Deduction of the maximum sales charge of 2.00% upon purchase of Class A shares. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures, takes into account changes in net asset value over the periods shown.

Average Annual Total Returns (Before Taxes)

               1 Year      5 Years      Since Inception
                                            (3/1/94)
               ------      -------      ---------------
Class A         5.39%       4.43%            4.87%

Average Annual Total Return (After Taxes on Distributions)

               1 Year      5 Years      Since Inception
                                            (3/1/94)
               ------      -------      ---------------
Class A         5.39%       4.43%            4.87%

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year      5 Years      Since Inception
                                            (3/1/94)
               ------      -------      ---------------
Class A         4.88%       4.41%            4.82%


Representative Performance Information -
Intermediate New York Fund (Class A)
--------------------------------------

     The following data for Intermediate New York Fund represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

      Standardized Method of Computing Yield.  The yield of the
Intermediate New York Fund Class A shares for the 30-day period ended June 30, 2003, computed in accordance with the standardized calculation described above, was 1.35%. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Intermediate New York Fund's taxable equivalent yield for Class A, computed in accordance with the method described above, using a maximum federal tax rate of 38.6%, a maximum New York State tax rate of 6.85% and a maximum New York City tax rate of 4.46%, was 2.34% for the one-month period ended on June 30, 2003.

     Average Annual Total Return Quotations. The Intermediate New York Fund's Class A total return figures are set forth below for the periods shown ending June 30, 2003. Class A shares were first offered on September 4, 1997. The data for Class A shares reflect deduction of the maximum sales charge of 2.00% upon purchase. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. Total returns," unlike the standardized yield figures, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years    10 Years
                                     (or since Inception,
                                      if shorter)
               ------     -------    --------------------
Class A        4.02%       4.69%         5.04% (9/4/97)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         4.02%      4.69%         5.04% (9/4/97)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         4.07%      4.58%         5.00% (9/4/97)


Representative Performance Information - Government Fund (Class A and C)
------------------------------------------------------------------------

     The following data for the Government Fund represent past performance, and the investment return and principal value of an investment in a Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

        Standardized Method of Computing Yield. Government Fund's yields for Class A, Class B and Class C shares, computed for the 30-day period ended March 31, 2003 in accordance with the standardized calculation described above, were 3.06%, 2.63% and 2.76% for Class A, Class B and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

        Average Annual Total Return Quotations. Government Fund's average annual total returns for Class A and Class C shares, are displayed in the table below for the periods shown ending March 31, 2003. No figures are shown for Class B shares, because Class B hares first became available on November 1,2002. Government Fund commenced sales of its Class A shares on November 16, 1987, and commenced sales of Class C shares on September 1, 1994. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. The Class A total return figures assume the deduction of the maximum sales commission of 1.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of .50% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figure shown below. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     10 Years
                                   (or since inception,
                                    if shorter)
               ------     -------   ------------------
Class A         9.54%      6.43%       5.80%
Class C        10.92%      6.37%       6.33% (9/1/94)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         7.95%      4.33%        3.55%
Class C         8.81%      4.43%        4.23% (9/1/94)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         8.10%      4.09%       3.48%
Class C         6.36%      4.13%       4.02% (9/1/94)


Representative Performance Information -
Income Fund (Class A and Class C Shares)
------------------------------------------

     The following data for the Income Fund represent past performance, and the investment return and principal value of an investment in a Fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

Yield Computations

        Standardized Method of Computing Yield. Income Fund's yields for Class A and Class C shares, computed for the 30-day period ended March 31, 2003 in accordance with the standardized calculation described above, were 2.87% and 2.52% for Class A and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.


        Average Annual Total Return Quotations. Income Fund's average annual total returns for Class A shares and Class C shares, are displayed in the table below for the periods shown ending March 31, 2003. Income Fund commenced sales of its Class A shares on October 1, 1992, and commenced sales of Class C shares on September 1, 1994. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. The Class A total return figures assume the deduction of the maximum sales commission of 1.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of .50% if redeemed within one year of purchase.
This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Returns (Before Taxes)
               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         9.72%      6.31%            6.32%
Class C        10.98%      6.21%            6.52% (9/1/94)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         7.68%      4.01%            3.90%
Class C         8.78%      4.02%            4.27% (9/1/94)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
                                      (or since Inception,
                                       if shorter)
               ------     -------     --------------------
Class A         5.92%      3.87%           3.82%
Class C         6.39%      3.90%           4.10% (9/1/94)

	xx
Representative Performance Information -
Value Fund (Class A, Class B and Class C Shares)
------------------------------------------------

        Average Annual Total Return Quotations. Value Fund's average annual total returns for Class A, Class B and Class C shares, are displayed in the table below for the periods shown ending March 31, 2003. Value Fund commenced sales of its Class A and Class C shares on October 2, 1995, and commenced sales of its Class B Shares on April 3, 2000. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. The Class B figures assume deduction of the applicable contingent deferred sales charge at the end of each period shown. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Returns (Before Taxes)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A       (28.17)%    (0.67)%     10.26% (10/2/95)
Class B       (29.11)%       N/A     (14.99)% (4/3/00)
Class C       (25.29)%    (0.55%)     10.08% (10/2/95)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A       (28.17)%    (1.14)%      9.23% (10/2/95)
Class B       (29.11)%       N/A     (15.01)% (4/3/00)
Class C       (25.29)%    (0.84)%      9.26% (10/2/95)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A       (17.30)%     (0.65)%     8.16% (10/2/95)
Class B       (17.87)%       N/A     (11.39)% (4/3/00)
Class C       (15.98)%     (0.48)%     8.13% (10/2/95)


Representative Performance Information - International Value Fund (Class A, Class B and Class C Shares)
------------------------------------------------------------------------

     Average Annual Total Return Quotations. International Value Fund's average annual total returns for Class A, Class B and Class C shares are displayed in the table below for the periods shown ending March 31, 2003. International Value Fund commenced sales of its Class A and Class C shares on May 28, 1998,and commenced sales of its Class B shares on April 3, 2000.
 The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. The Class B figures assume deduction of the applicable contingent deferred sales charge at the end of each period shown. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A       (27.42)%     N/A         0.22% (5/28/98)
Class B       (28.42)%     N/A       (13.58)% (4/3/00)
Class C       (24.80)%     N/A         0.26% (5/28/98)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A       (27.42)%      N/A      (0.72)% (5/28/98)
Class B       (28.42)%      N/A     (14.27)% (4/3/00)
Class C       (25.38)%      N/A      (0.55)% (5/28/98)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A       (16.83)%     N/A        (0.19)% (5/28/98)
Class B       (17.45)%     N/A       (10.63)% (4/3/00)
Class C       (15.57)%     N/A        (0.09)% (5/28/98)


Representative Performance Information -
Growth Fund (Class A and Class C Shares)
----------------------------------------

        Average Annual Total Return Quotations. Growth Fund's average annual total returns for Class A and Class C shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending March 31, 2003. Growth Fund commenced sales of its Class A and Class C shares on December 27, 2000.
The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. Class C shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figures shown below. These data also assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A       (27.98)%       N/A     (21.39)% (12/27/00)
Class C       (25.47)%       N/A     (20.52)% (12/27/00)

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A       (27.90)%     N/A       (21.39)% (12/27/00)
Class C       (26.22)%     N/A       (20.52)% (12/27/00)

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     Since Inception
               ------     -------     ---------------
Class A       (17.15)%     N/A      (16.54)% (12/27/00)
Class C       (16.10)%     N/A      (15.88)% (12/27/00)


Representative Performance Information -
Income Builder Fund (Class A and Class C Shares)
------------------------------------------------

     No average annual total return quotations are displayed for Income Builder Fund because the Fund commenced operations on December 24, 2002.


                                 TAXES

Elections by the Funds -Subchapter M

     Each Fund except Growth Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Growth Fund intends to elect and qualify for treatment under Subchapter M.

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 31% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Municipal Funds-Income Dividends
--------------------------------

     The Municipal Funds each intend to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) which will enable each Fund to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. A Municipal Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Distributions by each Municipal Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Municipal Funds, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

    The Funds' counsel, White, Koch, Kelly & McCarthy, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

State and Local Tax Aspects of the Municipal Funds - Income Dividends
---------------------------------------------------------------------

     The exemption from federal income tax for distributions of interest income from municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     The exemption from the State of California personal income taxes for distributions of interest income in the Limited Term California Fund applies only to shareholders who are residents of the State of California, and only to the extent such income qualifies as "exempt-interest dividends" under Section 17145 of the California Revenue and Taxation Code and is not derived from interest on obligations from any state other than from California or its political subdivisions.

    Distributions by Intermediate New Mexico Fund attributable to interest on obligations of the State of New Mexico and its political subdivisions and their agencies (and interest on obligations of certain United States territories and possessions) will not be subject to individual income taxes imposed by the State of New Mexico. Capital gains distributions will be subject to the New Mexico personal income tax.

     Florida does not currently impose an individual income tax. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Intermediate Florida Fund shares if the Fund's assets as of the close of the preceding taxable year consist only of cash, obligations of Florida and its political subdivisions, and obligations of the United States, Puerto Rico, Guam and the United States Virgin Islands.

     Distributions by Intermediate New York Fund attributable to interest on obligations of the State of New York, its agencies and political subdivisions (and interest on obligations of certain United States territories and possessions) is excluded in determining the New York adjusted gross income of individuals resident in New York. These distributions are similarly excludable by individuals resident in New York City for purposes of computing the New York City income tax.

     Distributions by Intermediate National Fund will be subject to treatment under the laws of the different states and local taxing authorities. Shareholders should consult their own tax advisors in this regard.

       Investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.


                  DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     The monthly or quarterly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net interest income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

            INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENTS,
                  AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement

     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg"), 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, acts as investment adviser for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Directors of Thornburg Limited Term Municipal Fund, Inc. with respect to Limited Term National Fund and Limited Term California Fund, and subject to the general supervision and control of the Trustees of Thornburg Investment Trust with respect to Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund. Thornburg is also a subadviser to Daily Tax-Free Income Fund, Inc., a registered investment company.

     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the table below:

-----------------------------------------------------------
Limited Term National Fund and Limited Term California Fund
-----------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .50%
$500 million to $1 billion          .40%
$1 billion to $1.5 billion          .30%
$1.5 billion to $2 billion          .25%
Over $2 billion				      .225%

----------------------------------------------------------------------
Intermediate National Fund, Intermediate New Mexico Fund, Intermediate
----------------------------------------------------------------------
Florida Fund, Intermediate New York Fund, and Income Fund
----------------------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .50%
$500 million to $1 billion          .45%
$1 billion to $1.5 billion          .40%
$1.5 billion to $2 billion          .35%
Over $2 billion                     .275%

---------------
Government Fund
---------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $1 billion                     .375%
$1 billion to $2 billion            .325%
Over $2 billion                     .275%

-------------------------------------
Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
-------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .875%
$500 million to $1 billion          .825%
$1 billion to $1.5 billion          .775%
$1.5 billion to $2 billion          .725%
Over $2 billion                     .625%

---------------------------------------------------------------------------
     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

      The Company's directors (including a majority of the directors who are not "interested persons" within the meaning of the Investment Company Act of 1940) have approved the Investment Advisory Agreement applicable to each of Limited Term National Fund and Limited Term California Fund, and the Trust's trustees (including a majority of the trustees who are not "interested persons") have similarly approved the Investment Advisory Agreement applicable to each of Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, and Growth Fund.

     The Company's Board of Directors last considered and approved a continuance of the Investment Advisory Agreement applicable to each of the Company's Funds on May 19, 2003. In approving the continuance, the Board considered a number of factors, including principally (i) investment performance of the Funds relative to the performance of competing mutual funds, (ii) the quality and diligence of the investment management services provided by Thornburg, including Thornburg's expertise, personnel and staffing, (iii) Thornburg's fees compared to fees charged by other investment advisers, (iv) the Funds' overall expense ratios compared to competing mutual funds, and (iv) Thornburg's marketing efforts and reimbursement of Fund expenses. Based upon the Board's review and consideration of the foregoing factors, and other matters the Board considered relevant, the Board concluded that it was reasonable to continue the investment advisory agreement for each Fund for an additional one year term.

        The Trust's Trustees last considered and approved a continuance of the Investment Advisory Agreement applicable to each of the Trust's Funds on September 23, 2002. In approving the continuance, the Trustees considered a number of factors, including principally (i) information comparing the investment performance of each of the Funds to mutual funds in each Fund's peer group, together with factors contributing to each Fund's performance; (ii) fee and expense data for each of the Funds, and comparative fee and expense information for other mutual funds; (iii) the investment adviser's quality of service, staffing, technical expertise and resources; (iv) the investment adviser's conformity to investment policies and strategies; (v) the investment adviser's marketing efforts on behalf of the Funds; and (vi) the investment adviser's reimbursement of expenses for specific share classes and Funds. Based upon the Trustees' review and consideration of the foregoing factors, and other matters the Trustees' considered relevant, the Trustees approved a continuation of the Investment Advisory Agreements to each Fund for an additional one-year term.

     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Investment Advisory Agreement applicable to each Fund were as follows:

                            June 30, 2001   June 30, 2002   June 30, 2003
                            -------------   -------------   -------------

Limited Term National Fund   $3,525,879      $3,894,432      $4,938,499
Limited Term California Fund   $498,398        $599,810        $850,698
Intermediate New York Fund     $118,975        $143,669        $176,249

                           Sept. 30, 2000   Sept. 30, 2001   Sept. 30, 2002
                           --------------   --------------   --------------

Intermediate National Fund   $1,950,832       $1,908,033      $2,135,867
Intermediate New Mexico Fund   $745,504         $773,932        $890,485
Intermediate Florida Fund      $139,729         $142,412        $170,822
Government Fund                $407,165         $379,800        $524,123
Income Fund                    $266,953         $325,449        $630,893
Value Fund                   $8,833,854      $14,630,592     $15,792,277
International Value Fund       $592,028         $967,462      $1,134,075
Growth Fund                         N/A          $49,382*        $91,871
Income Builder Fund                 N/A              N/A             N/A

Thornburg has waived its rights to fees or paid expenses incurred by each of the Funds in the foregoing periods as follows:

                             June 30, 2001   June 30, 2002   June 30, 2003
                             -------------   -------------   -------------

Limited Term National Fund      $71,732         $224,119             -0-
Limited Term California Fund    $81,995          $87,369          $43,579
Intermediate New York Fund      $62,782          $64,073          $59,208

                           Sept. 30, 2000   Sept. 30, 2001   Sept. 30, 2002
                           --------------   ---------------   --------------

Intermediate National Fund      $467,688        $790,625         $386,811
Intermediate New Mexico Fund     $65,876         $14,724          $45,482
Intermediate Florida Fund        $32,020         $60,110          $71,566
Government Fund                  $42,117         $30,771          $20,768
Income Fund                     $137,909        $115,687         $111,901
Value Fund                       $23,775        $148,849          $37,790
International Value Fund         $32,166         $63,813          $86,108
Growth Fund                          N/A         $61,696*         $87,231
Income Builder Fund                  N/A             N/A              N/A

* Fiscal period December 27, 2000 to September 30, 2001.

     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. During the fiscal year ended June 30, 2003, Limited Term National Fund and Limited Term California Fund each reimbursed Thornburg $67,695 and $9,809, respectively, for accounting expenses incurred on behalf of each Fund, during the fiscal year ended June 30, 2002, Intermediate New York Fund reimbursed Thornburg $2,255 for accounting services, and during the fiscal year ended September 30, 2002, Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Government Fund, Income Fund, Value Fund, International Value Fund and Growth Fund each reimbursed Thornburg $37,055, $14,920, $2,640, $9,409, $7,998, $166,940, $7,847, and $1,624, respectively, for accounting services.

     Garrett Thornburg, Treasurer, Director and Chairman of the Board of Thornburg Limited Term Municipal Fund, Inc., and Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Company or the Trust also serve as officers of Thornburg, as described below under the caption "Management."

     The Company, the Trust, Thornburg and the Funds' Distributor, Thornburg Securities Corporation ("TSC") have each adopted a code of ethics in accordance with Rule 17j-1 under the Investment Company Act of 1940. Each of the codes of ethics permits the personnel who are subject to the code of ethics to buy and sell securities which may be purchased and held by the Funds, but these personnel are generally prohibited from purchasing or selling any security which is then being purchased or sold by a Fund or is being considered for purchase or sale by a Fund. Each code of ethics also imposes other prohibitions and subjects certain persons to reporting requirements respecting personal securities ownership and trading.

Administrative Services Agreement
---------------------------------

     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Class A, Class B, Class C, and Class D shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.


Proxy Voting Policies
---------------------

     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment adviser will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.


     For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Administrative Services Agreement applicable to Class A, Class B, Class C and Class D shares offered by each Fund were as follows:


                            June 30, 2001   June 30, 2002   June 30, 2003
                            -------------   -------------   -------------
Limited Term National Fund
     Class A                     $816,702      $885,995     $1,123,154
     Class C                      $27,824       $46,738       $114,096

Limited Term California Fund
     Class A                     $109,134      $127,216       $170,338
     Class C                       $8,383       $13,345        $23,226

Intermediate New York Fund
     Class A                      $29,744       $35,917        $44,062

                            Sept. 30, 2000   Sept. 30, 2001   Sept. 30, 2002
                            --------------   --------------   --------------
Intermediate National Fund

     Class A                    $423,251         $410,193         $461,613
     Class C                     $40,363          $45,755          $51,482

Intermediate New Mexico Fund
     Class A                    $184,536         $190,556         $216,178
     Class D                      $1,841           $2,927           $6,443

Intermediate Florida Fund
     Class A                     $34,932          $35,603          $42,706

Government Fund
     Class A                    $122,453         $112,172         $146,424
     Class C                      $7,580           $9,556          $22,349

Income Fund
     Class A                     $43,540          $49,073          $97,502
     Class C                      $9,220          $11,325          $25,291

Value Fund
     Class A                    $793,665       $1,314,859       $1,391,450
     Class B                      $5,203*         $58,904         $103,489
     Class C                    $313,366         $530,239         $590,494

International Value Fund
     Class A                     $66,064          $92,070          $91,619
     Class B                        $470*          $2,767           $5,288
     Class C                     $18,041          $36,628          $44,466

Growth Fund (commenced 12/27/00)
     Class A                         N/A           $5,402**         $9,526
     Class C                         N/A           $1,653**         $3,598

Income Builder Fund (commenced 12/24/02)
     Class A                         N/A              N/A              N/A
     Class C                         N/A              N/A              N/A

* Fiscal period April 3, 2000 to September 30, 2000.
**Fiscal period December 27, 2000 to September 31, 2001.

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

                       SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes

     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Class A and, if offered by that Fund, Class B, Class C and Class D of the Fund. The Plan permits each Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under the Glass-Steagall Act and other federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years. All amounts received by Thornburg under the Plan for each Fund in the two most recent fiscal years were paid principally as compensation to securities dealers and other persons selling the Funds' shares for administration and shareholder services.

Class B Distribution Plan

     Each Fund offering Class B shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class B shares of that Fund ("Class B Distribution Plan"). The Class B Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of ..75% of the average daily net assets attributable to the Fund's Class B shares. The Class B Distribution Plan also provides that all contingent deferred sales charges collected on redemptions of Class B shares of the Fund will be paid to TSC, in addition to the monthly amounts described in the preceding sentences.

  The purpose of the Class B Distribution Plan is to compensate TSC for its services in promoting the sales of Class B shares of the Fund. TSC expects to pay commissions to dealers upon sales of Class B shares, and will utilize amounts received under the Class B Distribution Plan for this purpose. The Distribution Plan permits TSC to assign its rights to fees under the Plan, and TSC expects to do so to assist in financing payments to dealers who sell Class B Shares. The Distributor also may incur additional distribution related expenses in connection with its promotion of Class B share sales, including payment of incentive compensation, advertising and other promotional activities and the hiring of other persons to promote sales of shares. Because the Class B Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Funds.

Class C and Class D Distribution Plans
--------------------------------------

     Each Fund offering Class C shares or Class D shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class C, or Class D, if applicable, shares of that Fund ("Distribution Plan"). The Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class C shares.

    The purpose of the Distribution Plan applicable to each Fund is to compensate TSC for its services in promoting the sale of Class C or Class D shares of the Fund. TSC expects to pay compensation to dealers and others selling Class C and Class D shares from amounts it receives under the Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C or Class D shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because each Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.

     Each of the Funds named below paid to TSC or for the account of TSC the amounts shown in the table below under the Distribution Plan for each of those Funds for the fiscal years shown below. All amounts received by or for TSC under the Plan were paid principally as compensation (or reimbursements for compensation previously paid) to securities dealers and other persons selling the Funds' shares. Each of the Distribution Plans referred to below is applicable to Class C shares, except for the Plan applicable to Class D shares of Intermediate New Mexico Fund.

The following table shows the service and distribution fees for each Fund for its two most recent fiscal years.

                               Year Ended       Year Ended
                              June 30, 2002    June 30, 2003
                              -------------    -------------
Limited Term National Fund
     Class A                   $1,771,990      $2,246,309
     Class C                     $374,434        $456,386

Limited Term California Fund
     Class A                     $254,431        $340,675
     Class C                     $106,928         $92,905

Intermediate New York Fund
     Class A                      $70,938         $76,445

                              Year Ended        Year Ended
                            Sept. 30, 2001    Sept. 30, 2002
                            --------------    --------------
Intermediate National Fund
     Class A                    $816,170          $904,761
     Class C                    $366,040          $247,114

Intermediate New Mexico Fund
     Class A                    $376,197          $423,709
     Class D                     $23,414           $25,773


Intermediate Florida Fund
     Class A                     $69,492           $81,995

Government Fund
     Class A                    $220,106          $281,134
     Class C                     $76,449           $89,394

Income Fund
     Class A                     $89,889          $171,604
     Class C                     $90,602          $101,162

Value Fund
     Class A                  $2,629,719        $2,782,900
     Class B                    $471,229          $827,909
     Class C                  $4,241,912        $4,723,955

International Value Fund
     Class A                    $184,140          $183,238
     Class B                     $22,131           $42,307
     Class C                    $293,021          $355,725

Growth Fund
     Class A                     $10,803*          $19,052
     Class C                     $13,223*          $28,785

Income Builder Fund
     Class A                         N/A               N/A
     Class C                         N/A               N/A

*  Fiscal period December 27, 2000 to September 30, 2001.


                           PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by the Funds' investment adviser, Thornburg Investment Management, Inc. (Thornburg) pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment adviser.

     Thornburg, in effecting purchases and sales of portfolio securities for the account of each of the Municipal Funds and the Income Funds, place orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere.
Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in portfolio securities for Value Fund, International Value Fund and Growth Fund in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute a Fund's portfolio transactions with broker-dealers who provide research and execution services to the Fund. Such services may include advice concerning the value of securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers is made by Thornburg based upon the quality of such research and execution services provided. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Fund to pay such higher commissions, Thornburg must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealers, viewed in terms of a particular transaction or Thornburg's overall responsibilities to the Fund. In reaching this determination, Thornburg will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation would be related to those services.

     During the three most recent fiscal years brokerage commissions were paid only by Value Fund, International Value Fund and Growth Fund. The aggregate commissions paid by each of those Funds during each of the last three fiscal years are as follows:

                    Year Ended       Year Ended       Year Ended
                  Sept. 30, 2000   Sept. 30, 2001   Sept. 30, 2002
                  --------------   ---------------   --------------
Value Fund          $2,481,919       $3,970,014       $3,761,017

International
 Value Fund           $367,722         $311,788         $303,181

Growth Fund                N/A          $28,055*         $44,704

Income Builder Fund        N/A              N/A              N/A

* Fiscal period December 27, 2000 to September 30, 2001.

Value Fund's brokerage commissions increased from 2000 to 2001 primarily because of the Fund's growth in assets.  Growth Fund's increased commissions partly reflects increased portfolio transactions.  Each Fund owned during the fiscal year securities issued by certain of its regular broker dealers.
Those broker dealers and the aggregate dollar value of each such broker dealer's securities held by the Fund on September 30, 2002 are shown below:
                                                                 Income
                  Value of Securities Held:   International         Builder
Broker-Dealer     Value Fund  Income Fund  Value Fund  Growth Fund  Fund
-------------     ----------  -----------  ----------  -----------  -------
CS First Boston      -        $1,209,015       -           -           -

Alliance Capital  $9,579,000      -            -           -           -

Morgan Stanley   $29,452.976      -            -           -           -

Julius Baer          -            -         $3,774,131     -           -

Keycorp           $            $                                       -

US Bank Minnesota $            $                                       -


     Thornburg is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with Thornburg Securities Corporation (TSC) if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Directors or Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

     The Directors and Trustees of the respective Funds periodically review Thornburg's performance of its responsibilities in connection with the placement of portfolio transactions for the Funds.

Portfolio Turnover Rates

     The Funds' respective portfolio turnover rates for the two most recent fiscal years are as follows:

                                  Year Ended       Year Ended
                                 June 30, 2002    June 30, 2003
                                 -------------    -------------
Limited Term National Fund          19.59%           15.81%
Limited Term California Fund        25.16%           26.03%
Intermediate New York Fund          17.66%           15.57%

                                 Year Ended      Year Ended
                               Sept. 30, 2001   Sept. 30, 2002
                               --------------   --------------
Intermediate National Fund         18.24%           16.36%
Intermediate New Mexico Fund       18.77%           21.35%
Intermediate Florida Fund          22.99%           30.28%
Government Fund                    15.23%            4.34%
Income Fund                        20.54%           21.63%
Value Fund                         71.81%           76.37%
International Value Fund           61.05%           28.39%
Growth Fund                       126.15%          212.17%
Income Builder Fund                  N/A              N/A

                              MANAGEMENT

LIMITED TERM NATIONAL FUND AND LIMITED TERM CALIFORNIA FUND

     Limited Term National Fund and Limited Term California Fund are separate "series" or investment portfolios of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation (the "Company"). The management of Limited Term National Fund and Limited Term California Fund, including general supervision of Thornburg's performance of duties under the Investment Advisory Agreement and Administrative Services Agreements applicable to the Funds, is the responsibility of the Board of Directors of the Company. There are five Directors of the Company, one of whom is an "interested person" (as the term "interested" is defined in the Investment Company Act of 1940). Four of the Directors are not interested persons. The names of the Directors and the Company's executive officers and their principal occupations and other affiliations during the past five years are set forth below:


Name, Address (1) Position(s)  Term of     Principal                      Member of    Other
And Age           Held with    Office      Occupation(s)                  Portfolios   Directorships
                  Company (2)  and         During Past                    In Fund      Held by
                               Length of   5 Years                        Complex      Director or
                               Time                                       Overseen     Nominee for
                               Served                                     by Director  Director
                                                                          or Nominee
                                                                          For Director(2)
____________________________________________________________________________________________________
Interested Directors
--------------------
Garrett          Chairman        Director  CEO, Chairman and Controlling  Twelve	       None
Thornburg, 56    of the          Since     Shareholder of Thornburg
                 Board of        1984      Investment Management, Inc.
                 Directors,      (4)       (investment adviser) and
                 Treasurer (3)             Thornburg Securities
                                           Corporation (securities dealer);
				Chairman of Trustees
                                           of Thornburg Investment Trust
                                           (registered investment company);
                                           CEO and Chairman of Thornburg
                                           Mortgage, Inc. (real estate
                                           investment trust); Chairman
                                           of Thornburg Mortgage Advisory
                                           Corporation (investment manager
                                           to Thornburg Mortgage, Inc.).

Independent Directors
---------------------
Eliot R. Cutler, Director       Director   Partner, Akin, Gump, Strauss,  Two           Director of
56                              since 1984 Hauer & Feld, LLP, Washington		        Skanska AB
                                (4)        D.C. (law firm) since November               (construction
                                           2000; partner, Cutler & Stanfield,            services)
                                           Washington, D.C. (law firm)
                                           until November 2000.


Name, Address (1) Position(s)  Term of     Principal                      Member of    Other
And Age           Held with    Office      Occupation(s)                  Portfolios   Directorships
                  Company (2)  and         During Past                    In Fund      Held by
                               Length of   5 Years                        Complex      Director or
                               Time                                       Overseen     Nominee for
                               Served                                     by Director  Director
                                                                          or Nominee
                                                                          For Director(2)
____________________________________________________________________________________________________
David D.         Director       Director   Chairman, President and CEO    Twelve        Trustee,
Chase, 62                       Since      of general partner of Vestor                 Thornburg
                                2001 (4)   Partners, LP, Santa Fe, NM                   Investment
                                           (private equity fund);                       Trust
                                           Chairman and CEO of Vestor
                                           Holdings, Inc., Santa Fe, NM
                                           (merchant bank).

James E.         Director       Director   President, Monaghan &          Two           None
Monaghan, Jr.,                  Since 1984 Associates, Inc. and
56                              (4)        Strategies West, Inc.
                                           Denver, Colorado
                                          (business consultants).

A.G. Newmyer,    Director        Director  Private investor and           Two           None
III, 53                          Since     management consultant.
                                 1984 (4)


Name, Address (1) Position(s)  Term of     Principal                      Member of    Other
And Age           Held with    Office      Occupation(s)                  Portfolios   Directorships
                  Company (2)  and         During Past                    In Fund      Held by

                               Length of   5 Years                        Complex      Director or
                               Time                                       Overseen     Nominee for
                               Served                                     by Director  Director
                                                                          or Nominee
                                                                          For Director(2)
____________________________________________________________________________________________________
Advisory Director
-----------------
Richard M.       Advisory        Advisory  Managing Director, McDonald    Not           None
Curry, 63        Director (5)    Director  & Co., Cincinnati, Ohio        applicable    applicable
                                 Since     (securities dealer) and
                                 2002 (6)  District President,
                                           Key Bank, Cincinnati, Ohio,
                                           since March 2000.

Officers of the Fund (who are not Directors) (7)
------------------------------------------------
Brian J.         President       President President and Managing         Nine          None
McMahon, 47      Assistant       Since     Director of Thornburg
                 Secretary       1987 (4)  Investment Management, Inc.;
                                           President of Thornburg
                                           Investment Trust and a Trustee
                                           since 2001.


Name, Address (1) Position(s)  Term of     Principal                      Member of    Other
And Age           Held with    Office      Occupation(s)                  Portfolios   Directorships
                  Company (2)  and         During Past                    In Fund      Held by

                               Length of   5 Years                        Complex      Director or
                               Time                                       Overseen     Nominee for
                               Served                                     by Director  Director
                                                                          or Nominee
                                                                          For Director(2)
____________________________________________________________________________________________________
Dawn B.          Secretary       Secretary Vice President, Secretary and  Not           Not
Fischer, 56                      Since     Managing Director of           applicable    applicable
                                 1984 (4)  Investment Management, Inc.;
                                           Secretary and Assistant
                                           Treasurer of Thornburg
                                           Investment Trust; Secretary
                                           of Thornburg Securities
                                           Corporation; Vice
                                           President, Daily Tax Free
                                           Income Fund, Inc. (registered
                                           investment company).

Steven J.        Vice President  Vice      Vice President and Managing    Not           Not
Bohlin, 44                       President Director of Thornburg          applicable    applicable
                                 Since     Investment Management, Inc.;
                                 1991 (4)  Vice President and Treasurer
                                           of Thornburg Investment Trust.

George T.        Vice President  Vice      Vice President and Managing    Not           Not
Strickland, 40   Treasurer       President Director of Thornburg          applicable    applicable
                                 Since     Investment Management, Inc.;
                                 1999;     Vice President of Thornburg
                                 Treasurer Investment Trust.
                                 Since 2003
                                 (4)


Name, Address (1) Position(s)  Term of     Principal                      Member of    Other
And Age           Held with    Office      Occupation(s)                  Portfolios   Directorships
                  Company (2)  and         During Past                    In Fund      Held by

                               Length of   5 Years                        Complex      Director or
                               Time                                       Overseen     Nominee for
                               Served                                     by Director  Director
                                                                          or Nominee
                                                                          For Director(2)
____________________________________________________________________________________________________
Leigh Moiola, 36 Vice President  Vice      Vice President (and Managing   Not           Not
                                 President Director since 1998) of        applicable    applicable
                                 Since     Thornburg Investment
                                 1999 (4)  Management, Inc.; Vice
                                           President of Thornburg
                                       	Investment Trust since 2001.

Kenneth          Vice President  Vice      Managing Director of Thornburg Not           Not
Ziesenheim, 49                   President Investment Management, Inc.;   applicable    applicable
                                 Since     President of Thornburg
                                 1995 (4)  Securities Corporation; Vice
                                           President of Thornburg
                                           Investment Trust.

Dale Van Scoyk,  Vice President  Vice      Account Manager for Thornburg  Not           Not
56                               President Investment Management, Inc.    applicable    applicable
                                 Since     1997-1999, and Managing
                                 1999 (4)  Director and Vice President
                                           since 1999; Vice President of
                                           Thornburg Investment Trust since
                                           1998; National Account Manager for
                                           Heartland Funds 1993-1997.






Name, Address (1) Position(s)  Term of     Principal                      Member of    Other
And Age           Held with    Office      Occupation(s)                  Portfolios   Directorships
                  Company (2)  and         During Past                    In Fund      Held by

                               Length of   5 Years                        Complex      Director or
                               Time                                       Overseen     Nominee for
                               Served                                     by Director  Director
                                                                          or Nominee
                                                                          For Director(2)
____________________________________________________________________________________________________
Joshua Gonze, 40 Vice President  Vice      Associate (and since 1999 a    Not           Not
                                 President Vice President) of Thornburg   applicable    applicable
                                 Since     Investment Management, Inc.;
                                 2001 (4)  Vice President of Thornburg
                                           Investment Trust since
                                           2001.

Kerry D. Lee, 36 Vice President  Vice      Associate of Thornburg         Not          Not
                                 President Investment Management, Inc.;   applicable   applicable
                                 Since     Vice President of Thornburg
                                 1999 (4)  Investment Trust Since
                                           1999.

Christopher     Vice President   Vice      Associate of Thornburg         Not          Not
Ihlefeld, 32                     President Investment Management, Inc.    applicable   applicable
                                 Since     since 1996; Vice
                                 1999 (4)  President of Thornburg
                                           Investment Trust since 1999.



(1)   Each person's address is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

(2)   The Company is organized as a Maryland corporation, and is currently comprised of two separate investment "funds" or "portfolios".  The Company's two funds are considered for certain regulatory purposes as parts of a "fund complex" with the ten funds of Thornburg
      Investment Trust.  Thornburg Investment Management, Inc. is the investment adviser to, and manages, the twelve funds of the Company and Thornburg Investment Trust.

(3)   Mr. Thornburg is considered an "interested" Director under the Investment Company Act of
      1940 because he is a director and controlling shareholder of the investment adviser, Thornburg
      Investment Management, Inc., and is the sole director and controlling shareholder of Thornburg
      Securities Corporation, the distributor of shares for the Company.

(4)   Thornburg Limited Term Municipal Fund, Inc.'s Amended By-Laws provide that each Director shall serve in office until the next annual meeting or the election and qualification of the
      Director's successor.  In accordance with Maryland law, the Company does not hold an annual meeting each year; it may hold shareholder meetings as circumstances require.  Officers serve at the pleasure of the Board of Directors.

(5)   Mr. Curry is an Advisory Director of Thornburg Limited Term Municipal Fund, Inc.  Although
      Thornburg Limited Term Municipal Fund, Inc. does not have an advisory board, its Amended
      By-Laws provide that the Board of Directors may appoint one or more Advisory Directors who participate in general Board deliberations, but who are not considered in determining any quorum and do not vote on any matter.

(6)   As an Advisory Director, Mr. Curry serves at the pleasure of the Board of Directors.

(7)   Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.




Committees of the Board of Directors
------------------------------------

     The Company's Board of Directors has one standing committee, the audit committee, which is comprised of four Directors who are not considered interested persons, Mr. Monaghan (Chairman), Mr. Newmyer, Mr. Chase and Mr. Cutler. The audit committee discharges its duties in accordance with an audit committee charter, which provides that the committee will (i) evaluate performance of the Company's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors,
(iv) receive and review reports from auditors respecting auditor independence, and (v) require the Company's legal counsel to report to the committee any matter which may have a significant effect on any of the Company's financial statements. The committee held three meetings in the Company's fiscal year ended June 30, 2003.


Compensation of Directors
-------------------------

     The officers and Directors affiliated with Thornburg will serve without any compensation from the Company. The Company pays each Director who is not an employee of Thornburg or an affiliated company a quarterly fee of $2,000 plus a $1,000 fee for each meeting of the Board of Directors attended by the Director. In addition, the Company pays a $3,000 annual stipend to each member of the audit committee, and reimburses each Director for travel and out-of-pocket expenses incurred by the Director and the Director's spouse in connection with attending such meetings. The Company does not pay retirement or pension benefits.

     The Company paid fees to the Directors and the Advisory Director during the year ended June 30, 2003 as follows:


                         Pension or
                         Retirement      Estimated   Total
           Aggregate     Benefits        Annual      Compensation
Name of    Compensation  Accrued as      Benefits    from Company and
Person,    from          Part of         Upon        Fund Complex
Position   Company       Fund Expenses   Retirement  Paid to Directors (1)
--------   ------------  -------------   ----------  ---------------------
Garrett              0          0               0              0
Thornburg

Eliot R.       $10,250          0               0           $10,250
Cutler

James E.       $12,000          0               0           $12,000
Monaghan, Jr.

A. G.          $12,000          0               0           $12,000
Newmyer, III

David D. Chase $12,000          0               0           $25,000

Richard M.      $9,000          0               0            $9,000
Curry (2)

(1) The Fund Complex includes the Company and the Trust. The Company comprises two separate series, Limited Term National Fund and Limited
    Term California Fund.  The Trust consists of ten active series.  Mr.
    Chase is both a Director of the Company and a Trustee of the Trust.

(2) Mr. Curry is an Advisory Director. Prior to July 1, 2002 he served on the Board of Directors as a Director.


Certain Ownership Interests of Directors

        Column (2) of the following table shows the dollar range of shares owned beneficially by each Director in the Company's two Funds, as of December 31, 2002 Column (3) shows the dollar range of shares owned beneficially by each Director in all Funds of the 11 Funds of the Company and Thornburg Investment Trust overseen by the Director as of December 31, 2001. As of that date, two Directors of the Company also supervised Funds of Thornburg Investment Trust, Mr. Thornburg and Mr. Chase.

  (1)                      (2)                       (3)
Name of           Dollar Range of Equity   Aggregate Dollar Range of
Director          Securities in the Funds  Equity Securities in all
                  Of the Company           Registered Investments Companies
                                           Overseen by Director in
                                           Family of Investment Companies
---------------   -----------------------  --------------------------------
Garrett Thornburg   over $100,000              over $100,000

Eliot R. Cutler     $10,001 - $50,000          $10,001 - $50,000

James E.
Monaghan, Jr.       none                       $1 - $10,000

A.G. Newmyer, III   over $100,000              over $100,000

David D. Chase      over $100,000              over $100,000


Interests of Directors in Certain Transactions

     Eliot Cutler, who is not an interested Director of the Company, is president of Capitol Venturers, Inc., which is a general partner of Lease Fund Partners. Until September 30, 2002, Lease Fund Partners possessed an interest in the revenues of Thornburg Investment Management, Inc. and Thornburg Securities Corporation. On September 30, 2002, Lease Fund Partners relinquished its interest in exchange for a consideration of approximately $1,000,000, and Mr. Cutler's interest in the transaction was approximately $100,000.

Intermediate National Fund; Intermediate New Mexico Fund; Intermediate Florida Fund; Intermediate New York Fund; Government Fund; Income Fund; Value Fund; International Value Fund; Growth Fund; and Income Builder Fund.

     Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are six Trustees, two of whom are "interested persons" (as the term "interested" is defined in the Investment Company Act of 1940) and four of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
____________________________________________________________________________________________________
Interested Trustees
-------------------
Garrett           Chairman     Trustee     CEO, Chairman and controlling  Twelve        None
Thornburg, 57     of Trustees  Since       shareholder of Thornburg
                  (3)          1987 (4)    Investment Management, Inc.
                                           (investment adviser) and
                                           Thornburg Securities
                                           Corporation (securities
                                           dealer); Chairman of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.
                                           (registered investment
                                           company); CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation (investment
                                           manager to Thornburg
                                           Mortgage, Inc.).


Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
___________________________________________________________________________________________________
Brian J. McMahon, Trustee,     Trustee     President and Managing         Ten 	         None
47                President    Since       Director of Thornburg
                  (5)          2001;       Investment Management,
                               President   Inc.; President of
                               Since 1997  Thornburg Limited Term
                               (4)(6)	Municipal Fund, Inc.
Independent Trustees
--------------------
David A. Ater, 58 Trustee      Trustee     Principal in Ater & Ater       Ten 	         Director
                               Since       Associates, Santa Fe, New                     Thornburg
                               1994 (4)    Mexico (developer, planner                    Mortgage,
                                           and broker of residential and                 Inc.(real
                                           commercial real estate) owner,                estate
                                           developer and broker for                      investment
                                           various real estate projects.                 Trust

David D.         Trustee       Trustee     Chairman, President and CEO    Twelve        Director of
Chase, 62                      Since       of general partner of Vestor                 Thornburg
                               2001 (4)    Partners, LP, Santa Fe, NM                   Limited Term
                                           (private entity fund); Chairman              Municipal
                                           and CEO of Vestor Holdings,                  Fund, Inc.
                                           Inc., Santa Fe, NM (merchant                 (registered
                                           bank).                                       investment
                                                                                        company)


Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
___________________________________________________________________________________________________
Forrest S.       Trustee       Trustee     Attorney in private practice   Ten           None
Smith, 73                      Since       and shareholder, Catron,
                               1987 (4)    Catron & Pottow (law firm),
                                           Santa Fe, New Mexico.

James W.         Trustee       Trustee     Chief Executive Officer and    Ten 	         None
Weyhrauch, 44                  Since       Vice President, Nambe Mills,
                               1996 (4)    Inc. (manufacturer) Santa Fe,
                                           NM.

Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------
Dawn B. Fischer, Secretary     Secretary   Vice President, Secretary and  Not           Not
56                             Since 1987  Managing Director, Thornburg   applicable    applicable
                               (6)         Investment Management, Inc.;
                                           Secretary, Thornburg Limited
                                           Term Municipal Fund, Inc.;
                                           Secretary, Thornburg Securities
                                           Corporation; Vice President,
                                           Daily Tax Free Income Fund, Inc.
                                           (registered investment company).



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
___________________________________________________________________________________________________
Steven J.        Vice          Vice        Vice President and Managing    Not           Not
Bohlin, 44       President     President   Director of Thornburg          applicable    applicable
                 Treasurer     Since 1987; Investment Management, Inc.;
                               Treasurer   Vice President of Thornburg
                               Since 1989  Limited Term Municipal Fund,
                               (6)         Inc.

George T.        Vice          Vice        Vice President and Managing    Not           Not
Strickland, 40   President     President   Director of Thornburg          applicable    applicable
                               Since       Investment Management, Inc.;
                               1999 (6)    Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. and Treasurer since 2003.

Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
36               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management,
                               (6)         Inc., Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. since 1999.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
___________________________________________________________________________________________________
Kenneth          Vice          Vice        Managing Director of Thornburg Not           Not
Ziesenheim, 49   President     President   Investment Management, Inc.;   applicable    applicable
                               Since 1995  President of Thornburg
                               (6)         Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc.

Alexander        Vice          Vice        Managing Director of Thornburg   Not        Not
Motola, 33       President     President   Investment Management, Inc.      applicable applicable
                               Since 2001  since 2000; Portfolio
                               (6)         Manager, Insight Capital
                                           Research & Management,
                                           Inc., Walnut Creek, California
                                           1995-2000.


Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
__________________________________________________________________________________________________
Dale Van Scoyk,  Vice          Vice        Account Manager for Thornburg  Not           Not
56               President     President   Investment Management, Inc.    applicable    applicable
                               Since 1998  since 1997, and Vice President
                               (6)         and Managing Director since
                                           1999; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc. since 1999;
                                           National Account Manager for
                                           Heartland Funds 1993-1997.

Wendy Trevisani,  Vice         Vice        Associate of Thornburg         Not           Not
32                President    President   Investment Management, Inc.    applicable    applicable
                               Since 1999  since 1999 and Vice President
                               (6)         2000; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.
                                           1999-2002; Sales Representative,
                                           Solomon Smith Barney 1996-1999.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
__________________________________________________________________________________________________
Joshua Gonze,     Vice         Vice        Associate (and since 1999 a    Not           Not
40                President    President   Vice President) of Thornburg   applicable    applicable
                               Since 2001  Investment Management, Inc.;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund, Inc.
                                           Since 2001.

Brad Kinkelaar,   Vice         Vice        Assistant Portfolio Manager    Not           Not
35                President    President   of Thornburg Investment        applicable    applicable
                               Since 2001  Management, Inc. since 1999;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. 2001-2002; Equity
                                           Investment Analyst, State Farm
                                           Insurance Companies
                                           1996-1999.

Kerry D. Lee, 36  Vice         Vice        Associate of Thornburg         Not           Not
                  President    President   Investment Management, Inc.;   applicable    applicable
                               Since 1999  Vice President of Thornburg
                               (6)         Limited Term Municipal Fund,
                                           Inc. Since 1999.




(1)     Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.

(2)     The Trust is organized as a Massachusetts business trust, and is currently comprised of ten separate investment "funds" or "portfolios".  The Trust's ten active funds are considered for certain regulatory purposes as parts of a "fund complex" with the two funds of Thornburg
        Limited Term Municipal Fund, Inc.  Thornburg Investment Management, Inc. is the investment adviser to, and manages, the twelve funds of the Trust and Thornburg Limited Term Municipal
        Fund, Inc.

(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc.
        the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor for of shares for the Trust.

(4)     Each Trustee serves in office until the election and qualification of a successor.

(5)     Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg
        Investment Management, Inc.

(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the
        Trustees.

(7)     Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.


Committees of the Trustees
--------------------------

     The Trustees have one standing committee, the audit committee, which is comprised of the four Trustees who are not interested persons, Mr. Smith (Chairman), Mr. Ater, Mr. Weyhrauch and Mr. Chase. The audit committee discharges its duties in accordance with an audit committee charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The committee held three meetings in the Trust's fiscal year ended September 30, 2002.

Compensation of Trustees
-------------------------

     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust pays each Trustee who is not an employee of Thornburg or an affiliated person an annual fee of $8,000 plus $1,000 for each meeting of the Trustees attended by the Trustee. In addition, the Trust pays a $4,000 annual stipend to each member of the audit committee, payable in quarterly installments, and reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee and the Trustee's spouse in connection with attending those meetings. The Trustees have established one committee, the audit committee. The Trust does not pay retirement or pension benefits.

        The Trust paid fees to the Trustees during the year ended September 30, 2002 as follows:

                         Pension or
                         Retirement      Estimated      Total
           Aggregate     Benefits        Annual         Compensation
           Compensation  Accrued as      Benefits       from Trust and
Name of    from          Part of         Upon           Fund Complex
Trustee    Trust         Fund Expenses   Retirement     Paid to Trustee(1)
--------   ------------  -------------   -------------  ------------------
Garrett
Thornburg         0              0                 0              0

David A.
Ater        $16,000              0                 0        $16,000

David D.
Chase       $12,000              0                 0        $20,000

Forrest S.
Smith       $16,000              0                 0        $16,000

James W.
Weyhrauch   $16,000              0                 0        $16,000

Brian J.
McMahon           0              0                 0              0

(1) The Fund Complex includes the Company and the Trust.  The Company comprises two separate series, Limited Term National Fund and Limited
    Term California Fund.  The Trust consists of ten active series, nine of which are described in this Statement of Additional Information,
    Intermediate National Fund, Intermediate New Mexico Fund, Intermediate
    Florida Fund, Intermediate New York Fund, Government Fund, Income Fund,
    Value Fund, International Value Fund and Growth Fund.   Mr. Chase is
    both a Director of the Company and a Trustee of the Trust.


Certain Ownership Interests of Trustees

Column (2) of the following table shows the dollar range of shares owned beneficially by each Trustee of the Trust's ten Funds as of December 31, 2002. Column (3) shows the dollar range of shares owned beneficially by each Trustee in all Funds of the 12 Funds of the Trust and Thornburg Limited Term Municipal Fund, Inc. overseen by the Trustee as of December 31, 2002. As of that date, two Trustees of the Trust also supervised Funds of Thornburg Limited Term Municipal Fund, Inc., Mr. Thornburg and Mr. Chase.

  (1)                      (2)                       (3)
Name of           Dollar Range of Equity   Aggregate Dollar Range of
Trustee           Securities in the Funds  Equity Securities in all
                  Of the Trust             Registered Investments
                                           Companies Overseen by Trustee
                                           in Family of Investment
                                           Companies
---------------   -----------------------  -------------------------------
Garrett Thornburg   over $100,000              over $100,000

David A. Ater       $10,001 - $50,000          $10,001 - $50,000

David D. Chase      none                       over $100,000

Forrest S. Smith    $10,001-$50,000            $10,000-$50,000

James W. Weyhrauch  over $100,000              over $100,000

Brian J. McMahon    over $100,000              over $100,000

Personal Securities Transactions of Personnel

     The Company, the Trust, the investment adviser to the Company and the Trust, and the distributor for the Company and the Trust, each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940. Specified personnel of the Company, Trust, investment adviser and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

                    PRINCIPAL HOLDERS OF SECURITIES

Limited Term National Fund

     As of August 5, 2003, Limited Term National Fund had an aggregate of 98,029,807.285 shares outstanding, of which 73,093,354.365 were Class A shares and 10,292,203.178 were Class C shares. On August 5, 2003, the officers, Directors and related persons of Thornburg Limited Term Municipal Fund, Inc., as a group, held less than 1% of the Class A or Class C shares of the Fund. On the same date, the following person was known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares.

                                No. and Class          % of Total
Shareholder                       of Shares           Shares of Class
-----------                     -------------         ---------------

Merrill Lynch                     804,110.452              7.81%
4800 Deer Lake Drive              Class C shares
Jacksonville, FL 32246

Limited Term California Fund

     As of August 5, 2003, Limited Term California Fund had an aggregate of 14,638,041.446 shares outstanding, of which 11,328,401.622 were Class A shares and 1,729,040.440 were Class C shares. On August 5, 2003, the officers, Directors and related persons of Thornburg Limited Term Municipal Fund, Inc., as a group, held less than 1% of the Class A or Class C shares of the Fund. On the same date, the following persons are known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                No. and Class          % of Total
Shareholder                       of Shares           Shares of Class
-----------                     -------------         ---------------

Merrill Lynch                     760,652.933              6.77%
4800 Deer Lake Drive              Class A shares
Jacksonville, FL 32246

UBS Financial Services             87,506.259              5.06%
101 Duncan                        Class C shares
Oakland, CA 94611

Intermediate National Fund

     As of August 5, 2003, Intermediate National Fund had an aggregate of 34,775,791.233 shares outstanding, of which 29,035,904.916 were Class A shares and 4,350,058.995 were Class C shares. On August 5, 203, the officers, Trustees, and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On the same date, the following persons are known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                No. and Class          % of Total
Shareholder                       of Shares           Shares of Class
-----------                     -------------         ---------------

BancOne Securities Corp.        1,682,564.489             5.80%
733 Greencrest Dr.              Class A shares
Westerville, OH 43081

Merrill Lynch                   1,575,532.388             5.43%
4800 Deer Lake Dr.              Class A shares
Jacksonville, FL 32246

BancOne Securities Corp.          705,762.395            _____%
733 Greencrest Dr.              Class C shares
Westerville, OH 43081

Intermediate New Mexico Fund

     As of August 5, 2003, Intermediate New Mexico Fund had 17,887,578.073 shares outstanding, of which 16,815,520.142 were Class A shares and 1,072,057.931 were Class D shares. On August 5, 2003, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 714,062.20 Class A shares, representing 4.25% of the Fund's Class A shares. On the same date, the following persons are known to have held of record or beneficially 5% or more of the Fund's Class A or Class D shares:

                                No. and Class          % of Total
Shareholder                       of Shares           Shares of Class
-----------                     -------------         ---------------
Garrett Thornburg               1,753,939.279(1)         10.43%
150 Washington Ave.             Class A Shares
Santa Fe, NM 87501

Thornburg Mortgage Advisory
 Corp.                          1,096,141.808             6.52%
150 Washington Avenue           Class A shares
Santa Fe, NM 87501

Raymond James & Assoc., Inc.       75,197.089             7.01%
________________________       Class D shares
________________________

 (1) Total includes 42,601.393 shares held by Thornburg Securities Corporation, as to which Mr. Thornburg is controlling shareholder, 492,518.629 shares held by Thornburg Investment Management, Inc., 121,677.449 shares held by the Garrett Thornburg Revocable Living Trust; and 1,096,141.808 shares held by Thornburg Mortgage Advisory Corporation, as to which Mr. Thornburg is controlling shareholder.

Intermediate Florida Fund

     As of August 5, 2003, Intermediate Florida Fund had 4,221,614.530 shares outstanding, all of which were Class A shares. On August 5, 2003, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the Fund's shares. As of the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A shares:

                                 No. and Class          % of Total
Shareholder                         of Shares         Shares in Class
-----------                       ------------        ---------------

Charles Schwab & Co., Inc.        347,742.720              8.24%
101 Montgomery Street             Class A shares
San Francisco, CA 94104

Merrill Lynch                     258,726.459              6.13%
4800 Deer Lake Drive              Class A shares
Jacksonville, FL 33246

Intermediate New York Fund

     As of August 5, 2003, Intermediate New York Fund had 3,116,086.234 shares outstanding, all of which were Class A shares. On August 5, 2003, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the Fund's shares. On the same date, the following person is known to have held of record or beneficially 5% or more of the Fund's Class A shares:

                                  No and Class          % of Total
Shareholder                         of Shares         Shares in Class
-----------                       ------------        ---------------

Charles Schwab & Co., Inc.        307,335.836              9.86%
101 Montgomery St.                Class A shares
San Francisco, CA 94104

Government Fund

     As of August 5, 2003, Government Fund had an aggregate of 19,179,188.915 shares outstanding, of which 13,860,401.147 were Class A shares, 220,545.012 were Class B shares, and 4,175,409.602 were Class C shares. On August 5, 2003, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A, Class B or Class C shares of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A, Class B or Class C shares:

                                 No. and Class          % of Total
Shareholder                         of Shares         Shares in Class
-----------                       ------------        ---------------

Charles Schwab & Co., Inc.          759,281.363            5.48%
101 Montgomery St.                Class A shares
San Francisco, CA 94104

Pershing, LLC                        13,462.567            6.10%
P.O. Box 2052                     Class B shares
_______________________

Merrill Lynch                       220,811.623            5.29%
4800 Deer Lake Dr.                Class C shares
Jacksonville, FL 32246

Income Fund

     As of August 5, 2003, Income Fund had an aggregate of 22,128,960.506 shares outstanding, of which 13,711,096.977 were Class A shares and 4,021,361.907 were Class C shares. On August 5, 2003, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than 1% of the Class A or Class C shares of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                 No. and Class          % of Total
Shareholder                         of Shares         Shares in Class
-----------                       ------------        ---------------

Charles Schwab & Co., Inc.        970,252.367              7.08%
101 Montgomery St.                Class A shares
San Francisco, CA 94104

Merrill Lynch                     260,448.775              6.48%
4800 Deer Lake Dr.                Class C shares
Jacksonville, FL 32246

Value Fund

     As of August 5, 2003, Value Fund had an aggregate of 66,974,623.204 shares outstanding, of which 37,133,447.298 were Class A shares, 3,451,869.838 were Class B shares, and 16,975,769.643 were Class C shares.
 On August 5, 2003, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held less than one percent of the Class A, Class B or Class C shares of the Fund. On the same date, the following persons were known to have held of record or beneficially 5% or more of Value Fund's Class A, Class B or Class C shares:

                               No. and Class               % of Total
Shareholder                      of Shares               Shares in Class
-----------                    --------------            ---------------
Charles Schwab & Co., Inc.      7,460,404.372                20.09%
101 Montgomery St.              Class A shares
San Francisco, CA 91404

MLPF&S                          1,086,823.614                 6.40%
4800 Deer Lake Dr.              Class C shares
Jacksonville, FL 32246-6484

International Value Fund

     As of August 5, 2003, International Value Fund had 12,120,999.194 shares outstanding, of which 5,972,400.294 were Class A shares, 423,264.743 were Class B shares, and 3,684,936.126 were Class C shares. On August 5, 2003, officers, Trustees and related persons of Thornburg Investment Trust held less than 1% of the Class A, Class B or Class C shares of the Fund.
On the same date, the following person is known to have held of record or beneficially 5% or more of the Fund's Class A, Class B or Class C shares:

                                  No. of                  % of
Shareholder                       Shares               Total Shares
-----------                       ------               ------------
Charles Schwab & Co., Inc.        747,083.762             12.51%
101 Montgomery Street             Class A shares
San Francisco, CA 94104

Merrill Lynch                     372,075.159              6.23%
4800 Deer Lake Dr.                Class A shares
Jacksonville, FL 32246

Merrill Lynch                      26,615.925              6.29%
4800 Deer Lake Dr.                Class B shares
Jacksonville, FL 32246

Growth Fund

     As of August 5, 2003, Growth Fund had 2,960,493.131 shares outstanding, of which 2,432,077.521 were Class A shares and 528,410.109 were Class C shares. On August 5, 2003, officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 365,382.404 Class A shares of the Fund, representing 15.02% of the Fund's Class A shares. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Class A or Class C shares:

                                 No. and Class of        % of Total
Shareholder                          of Shares         Shares in Class
-----------                       ----------------     ---------------
Garrett Thornburg                429,383.309 (1)          17.66%
119 East Marcy Street            Class A shares
Santa Fe, NM 87501

Dawn Fischer                     337,046.49  (2)          13.86%
119 East Marcy Street            Class A shares
Santa Fe, NM 87501

Brian McMahon                    270,507.413 (3)          11.12%
119 East Marcy Street            Class A shares
Santa Fe, NM 87501

Thornburg Investment Management,
Inc.                             209,558.286               8.62%
Profit Sharing Plan              Class A shares
119 East Marcy Street
Santa Fe, New Mexico 87501

Charles Schwab & Co., Inc.       137,474.434               5.65%
101 Montgomery Street            Class A shares
San Francisco, CA 94104

(1) Total includes 209,558.286 shares owned by Thornburg Investment Management, Inc. Profit Sharing Plan, as to which Mr. Thornburg is a trustee and holds shared voting and investment powers, and 219,825.023 shares owned by the Garrett Thornburg Revocable Living Trust.

(2) Total includes 209,558.286 shares owned by Thornburg Investment Management Inc. Profit Sharing Plan, as to which Ms. Fischer is a trustee and holds shared voting and investment powers, 91,913.454 shares owned by Lloyd Thornburg Irrevocable Trust, as to which Ms. Fischer is trustee, and 33,574.75 shares owned by the Thornburg Descendants Trust, as to which Ms. Fischer is a trustee and holds shared voting and investment powers.

(3) Total includes 209,558.286 shares owned by Thornburg Investment Management, Inc. Profit Sharing Plan, as to which Mr. McMahon is a trustee and holds shared voting and investment powers, and 33,574.75 shares owned by the Thornburg Descendants Trust, as to which Mr. McMahon is a trustee and holds shared voting and investment powers.


Income Builder Fund

     As of August 5, 2003, the Fund had 5,448,147.300 shares outstanding, of which 3,585,348.974 were Class A shares and 1,862,798.326 were Class C shares. On August 5, 2003, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 381,620.277 shares, representing 10.64% of the Fund's outstanding shares. As of the same date, the following persons were known to have hold of record or beneficially 5% or more of any class of the Fund's shares:

                                 No. and Class of        % of Total
Shareholder                          of Shares         Shares in Class
-----------                       ----------------     ---------------
Charles Schwab & Co., Inc.          367,830.295             10.26%
101 Montgomery Street               Class A shares
San Francisco, CA 94104

Garrett Thornburg                   197,899.358              5.52%
119 East Marcy Street               Class A shares
Santa Fe, NM 87501

(1) Total includes 27,812.762 shares owned by the Thornburg Investment Management, Inc. Profit Sharing Plan, as to which Mr. Thornburg is a trustee and holds shared voting and investment powers.




                            NET ASSET VALUE

     Each Fund will calculate the net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the Investment Company Act of 1940, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.


                               DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Limited Term Municipal Fund, Inc., Thornburg Securities Corporation ("TSC") acts as principal underwriter of Limited Term National Fund and Limited Term California Fund shares, and pursuant to a separate Distribution Agreement with Thornburg Investment Trust, TSC also acts as principal underwriter for Intermediate National Fund, Intermediate New Mexico Fund, Intermediate Florida Fund, Intermediate New York Fund, Government Fund, Income Fund, Value Fund, International Value Fund, and Growth Fund. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Treasurer, a Director and Chairman of the Board of Thornburg Limited Term Municipal Fund, Inc. and Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

     The following table shows the commissions and other compensation received by TSC from each of the Funds for the fiscal years shown, except for amounts paid under Rule 12b-1 plans, which are described above under the caption "Service and Distribution Plans."




                            Aggregate         Net Underwriting
Year                        Underwriting   Discounts and Commissions         Compensation on           Brokerage        Other
Ended      Fund             Commissions           Paid to TSC           Redemptions and Repurchases    Commissions   Compensation
-----      ----             ------------   --------------------------   ---------------------------    -----------   ------------

9/30/01    Intermediate
           National Fund      $241,384            $6,094                          $4,270                  -0-            -0-

           Intermediate
           New Mexico Fund    $256,758            $4,517                            -0-                   -0-            -0-

           Intermediate
           Florida Fund        $33,764            $1,273                            -0-                   -0-            -0-

           Government Fund     $75,556            $1,243                            $299                  -0-            -0-

           Income Fund        $147,244            $2,696                            $144                  -0-            -0


9/30/01    Value Fund       $4,428,769          $526,766                         $85,964                  -0-            -0-

           International
           Value Fund         $202,122           $27,150                          $7,005                  -0-            -0-

           Growth Fund         $92,721           $11,608                             -0-                  -0-            -0-

9/30/02    Intermediate
           National Fund      $527,009            $7,310                          $6,660                  -0-             *

           Intermediate
           New Mexico Fund    $351,951            $4,506                             -0-                  -0-             *

           Intermediate
           Florida Fund       $111,961            $2,581                             -0-                  -0-             *

           Government Fund    $326,743            $4,526                          $9,631                  -0-             *

           Income Fund        $281,884            $3,790                          $8,835                  -0-             *


                            Aggregate         Net Underwriting
Year                        Underwriting   Discounts and Commissions         Compensation on           Brokerage        Other
Ended      Fund             Commissions           Paid to TSC           Redemptions and Repurchases    Commissions   Compensation
-----      ----             ------------   --------------------------   ---------------------------    -----------   ------------

           Value Fund       $2,012.106          $236,385                        $147,332                  -0-             *

           International00
           Value Fund         $175,631           $21,345                          $8,434                  -0-             *

           Growth Fund         $30,041            $3,815                          $3,245                  -0-             *


6/30/02    Limited Term
           National Fund      $710,760        $20,243                              $9,004                  -0-           *

           Limited Term
           California Fund    $142,282         $4,125                                $390                  -0-           *

           Intermediate
           New York Fund       $60,099           $538                                -0-                   -0-           *

6/30/03    Limited Term
           National Fund    $1,860,445        $63,593                          $1,924,038                  -0-           *

           Limited Term
           California Fund    $695,955         $7,173                            $703,128                  -0-           *

           Intermediate
           New York Fund      $106,805          $(28)                            $106,776                  -0-           *




ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

Waivers of CDSCs on Redemptions of Class B Shares

     The contingent deferred sales charge (CDSC) imposed on redemptions of Class B shares will be waived in the event of the death of the shareholder (including a registered joint owner) occurring after the purchase of the shares redeemed. The CDSC also will be waived for redemptions resulting from minimum required distributions made in connection with an IRA, Keogh Plan or a custodial account under Section 403(b) of the Code, or other qualified retirement plan, following attainment of age 70-1/2.

     To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

     Certain purchases of $1 million or more qualify for purchase without a sales charge, and Thornburg Investment Management, Inc. ("Thornburg") or Thornburg Securities Corporation ("TSC") may pay compensation to financial advisors who place orders of $1 million or more, as more, as more specifically described in the Funds' Prospectus. However, to the extent shares of a fund purchased pursuant to this exception to the ordinary sales charge on Class A shares are held for more than 12 months but are redeemed less than 18 months after purchase, no compensation will be paid to financial advisors under this program for reinvestment otherwise qualifies for the exception to the sales charge for purchases of $1 million or more.
 Thornburg and TSC reserve the right to make judgments respecting these payments of compensation in reinvestment of redemption proceeds, in their reasonable discretion.



                         INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 is the independent accountant of the Funds.

                    Statement of Additional Information
                                   for
                        Institutional Class Shares
                                   of
          Thornburg Limited Term Municipal Fund National Portfolio
        Thornburg Limited Term Municipal Fund California Portfolio
                  Thornburg Intermediate Municipal Fund
               Thornburg Limited Term U.S. Government Fund
                    Thornburg Limited Term Income Fund
                           Thornburg Value Fund
                     Thornburg International Value Fund
                     Thornburg Core Growth Fund
                 Thornburg Investment Income Builder Fund

                    119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501


  Thornburg Limited Term Municipal Fund National Portfolio ("Limited
Term National Fund") and Thornburg Limited Term Municipal Fund California Portfolio ("Limited Term California Fund") are investment portfolios established by Thornburg Limited Term Municipal Fund, Inc. (the "Company"), and Thornburg Intermediate Municipal Fund ("Intermediate National Fund"), Thornburg Limited Term U.S. Government Fund ("Government Fund"), Thornburg Limited Term Income Fund ("Income Fund") Thornburg Value Fund ("Value Fund"), Thornburg International Value Fund ("International Value Fund"), Thornburg Core Growth Fund ("Growth Fund"), and Thornburg Investment Income Builder Fund ("Income Builder Fund") are investment portfolios established by Thornburg Investment Trust (the "Trust"). Prior to February 1, 2002, Thornburg International Value Fund was "Thornburg Global Value Fund." This Statement of Additional Information relates to the investments made or proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of Institutional Class shares offered by the Funds.


  This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' Institutional Class Shares Prospectus dated February 1, 2003. A copy of the Institutional Class Prospectus for the Funds and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by writing to the distributor of the Funds' Institutional Class shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

     This Statement of Additional Information is incorporated by reference into the Funds' Institutional Class Shares Prospectus.

  The audited financial statements contained in the Annual Reports to Shareholders of Limited Term National Fund and Limited Term California Fund for the fiscal year ended June 30, 2003, and the audited financial statements contained in the Annual Reports to Shareholders of Intermediate National Fund, Government Fund, Income Fund, Value Fund, International Value Fund and Growth Fund for the fiscal year ended September 30, 2002, are incorporated herein by reference.

     Prior to June 28, 1985 the Company's name was "Tax-Free Municipal Lease Fund, Inc."; and prior to October 1, 1995, the Trust's name was "Thornburg Income Trust."

  The date of this Statement of Additional Information is November 1,
2003.

                           TABLE OF CONTENTS

ORGANIZATION OF THE FUNDS . . . . . . . . . . . . . . . . . . .__

INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . __
  MUNICIPAL FUNDS. . . . . . . . . . . . . . . . . . . . . . . __
  INCOME FUNDS . . . . . . . . . . . . . . . . . . . . . . . . __
  EQUITY FUNDS. . . . . . . . . . . . . . . . . .  . . . . . . __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . __
    Investment Limitations - Limited Term National Fund
     and Limited Term California Fund. . . . . . . . . . . . . __
    Investment Limitations - Intermediate National Fund. . . . __
    Investment Limitations - Government Fund . . . . . . . . . __
    Investment Limitations - Income Fund . . . . . . . . . . . __
    Investment Limitations - Value Fund, International Value
       Growth Fund and Income Builder Fund . . . . . . . . . . __


YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . __
    Performance and Portfolio Information - Municipal
     Funds and Income Funds. . . . . . . . . . . . . . . . . . __
    Performance and Portfolio Information - Value Fund,
      International Value Growth Fund and Income Builder Fund. __

REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . . __
    Representative Performance Information - Limited Term
     National Fund (Institutional Class) . . . . . . . . . . . __
    Representative Performance Information - Limited Term
     California Fund (Institutional Class) . . . . . . . . . . __
    Representative Performance Information - Intermediate
     National Fund (Institutional Class) . . . . . . . . . . . __
    Representative Performance Information - Government Fund
     (Institutional Class) . . . . . . . . . . . . . . . . . . __
    Representative Performance Information - Income Fund
     (Institutional Class) . . . . . . . . . . . . . . . . . . __
    Representative Performance Information - Value Fund
     (Institutional Class) . . . . . . . . . . . . . . . . . . __
    Representative Performance Information -
     International Value Fund (Institutional Class). . . . . . __

    Representative Performance Information -
     Growth Fund (Class A) . . . . . . . . . . . . . . . . . . __
    Representative Performance Information -
     Income Builder Fund (Class A) . . . . . . . . . . . . . . __


TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . __
    Election by the Funds-Subchapter M . . . . . . . . . . . . __
    Municipal Funds - Income Dividends . . . . . . . . . . . . __
    State and Local Tax Aspects of the Municipal Funds -
      Income Dividends . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS. . . . . . . . . . . . __

INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENT, AND
ADMINISTRATIVE SERVICES AGREEMENT. . . . . . . . . . . . . . . __
    Investment Advisory Agreement. . . . . . . . . . . . . . . __
    Administrative Services Agreement. . . . . . . . . . . . . __

SERVICE PLANS. . . . . . . . . . . . . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . __
    In General . . . . . . . . . . . . . . . . . . . . . . . . __
    Municipal Funds, and Government Fund and Income Fund . . . __ Value Fund, International Value Fund, Growth Fund
      and Income Builder Fund. . . . . . . . . . . . . . . . . __
    Portfolio Turnover Rates . . . . . . . . . . . . . . . . . __

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . __
    Limited Term National Fund and
     Limited Term California Fund. . . . . . . . . . . . . . . __
    Intermediate National Fund; Government Fund;
     Income Fund; Value Fund, International Value Fund,
     Growth Fund and Income Builder Fund . . . . . . . . . . . __

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . __
    Limited Term National Fund . . . . . . . . . . . . . . . . __
    Limited Term California Fund . . . . . . . . . . . . . . . __
    Intermediate National Fund . . . . . . . . . . . . . . . . __
    Government Fund. . . . . . . . . . . . . . . . . . . . . . __
    Income Fund. . . . . . . . . . . . . . . . . . . . . . . . __
    Value Fund . . . . . . . . . . . . . . . . . . . . . . . . __
    International Value Fund . . . . . . . . . . . . . . . . . __

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . __

INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . __

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . __

                        ORGANIZATION OF THE FUNDS

     Limited Term National Fund and Limited Term California Fund are diversified series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized in 1984 as a diversified, open-end management investment company (the "Company"). The Company currently offers two series of stock, Limited Term National Fund and Limited California Fund, each in multiple classes, and the Board of Directors is authorized to divide authorized but unissued shares into additional series and classes.

     Intermediate Municipal Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has ten authorized Funds, seven of which are described in this prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are to be charged with the liabilities with respect to that Fund and with a share of the general expense of the Company (if the Fund is a series of the Company), or of the Trust. Expenses with respect to the Company and the Trust are to be allocated in proportion in the asset value of the respective series and classes of the Company or the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Company, subject to the general supervision of the Company's directors, determine which expenses are allocable to a given Fund of the Company, or which are generally allocable to both Funds offered by the Company. Similarly, the officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust or the Company, shareholders of each Fund are entitled to receive as a class and underlying assets of such Fund available for distribution.

     Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but would not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Directors or Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Company is a corporation organized under Maryland law, which provides generally that shareholders will not be held personally liable for the obligations of the corporation. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     No Fund is liable for the liabilities of any other Fund. However, because the Company and the Trust share a Prospectus with respect to the Funds, there is a possibility that one of these companies could be liable for any misstatements, inaccuracies or incomplete disclosure in the Prospectus respecting Funds offered by the other company. The Company and the Trust do not concede, and specifically disclaim, any such liability.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Directors or Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy.
 Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.

                             INVESTMENT POLICIES

MUNICIPAL FUNDS

      The primary investment objective of Limited Term National Fund and Intermediate National Fund is to provide for their respective shareholders as high a level of current investment income exempt from federal income tax as is consistent, in the view of the Funds' investment adviser, Thornburg Investment Management, Inc. ("Thornburg"), with preservation of capital. The primary investment objective of Limited Term California Fund is to provide for its shareholders as high a level of current investment income exempt from federal income tax and California state personal income tax as is consistent, in Thornburg's view, with preservation of capital. Limited Term National Fund, Limited Term California Fund and Intermediate National Fund are sometimes referred to in this Statement of Additional Information as the "Municipal Funds." This objective of preservation of capital may preclude the Municipal Funds from obtaining the highest possible yields.

     Limited Term National Fund and Intermediate National Fund will each seek to achieve their primary investment objective by investing in a diversified portfolio of obligations issued by state and local governments the interest on which is exempt from federal income tax ("Municipal Obligations"). Limited Term California Fund will seek to achieve its primary investment objective by investing in a portfolio of Municipal Obligations originating primarily in California. The Funds may invest in Municipal Obligations (or participation interests therein) that constitute leases or installment purchase or conditional sale contracts by state of local governments or authorities to obtain property or equipment ("Municipal Leases").

     The Limited Term National Fund and Limited Term California Fund each will maintain a portfolio having a dollar-weighted average maturity of normally not more than five years, with the objective of reducing fluctuations in its net asset value relative to municipal bond portfolios with longer average maturities while expecting lower yields than those received on portfolios with longer average maturities. The Intermediate National Fund will maintain a portfolio having a dollar-weighted average maturity of normally three to ten years, with the objective of reducing fluctuations in net asset value relative to long-term municipal bond portfolios. The Intermediate National Fund may receive lower yields than those received on long-term bond portfolios, while seeking higher yields and expecting higher share price volatility than the Limited Term National Fund.

     Each Municipal Fund's assets will normally consist of (1) Municipal Obligations or participation interests therein that are rated at the time of purchase within the four highest grades Aaa, Aa, A, Baa by Moody's Investors Service ("Moody's"), or AAA, AA, A, BBB by Standard & Poor's Corporation ("S&P"), or Fitch Investors Service ("Fitch"), (2) Municipal Obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that have other comparable debt obligations that are rated within the four highest grades by Moody's, S&P or Fitch, or in the case of obligors whose obligations are unrated, are deemed by Thornburg to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents. In normal conditions, the Municipal Funds will hold cash pending investment in portfolio securities or anticipated redemption requirements. For an explanation of these ratings, please see "Ratings," page 6. To the extent that unrated Municipal Obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal Obligations than in purchasing comparable, rated Municipal Obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated Municipal Obligations at disadvantageous prices without regard to the Obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

     Except to the extent that the Municipal Funds are invested in temporary investments for defensive purposes, each Municipal Fund will, under normal conditions, invest 100% of its assets in Municipal Obligations and normally will not invest less than 80% of its assets in Municipal Obligations. This 80% policy is a fundamental investment policy of each of the Municipal Funds and may be changed only with the approval of a majority of the outstanding voting securities of a given series of the Fund. Under normal conditions the Limited Term California Fund will invest 100%, and as a matter of fundamental policy, will invest at least 80% of its assets in Municipal Obligations originating exempt from regular individual federal and California income tax and originating in California.

     In applying the percentage investment restrictions described in the preceding paragraph and in the fourth paragraph following, the term "assets" means net assets of the Fund plus the amount of any borrowings for investment purposes.

     The ability of the Municipal Funds to achieve their investment objectives is dependent upon the continuing ability of issuers of Municipal Obligations in which the Funds invest to meet their obligations for the payment of interest and principal when due. In addition to using information provided by the rating agencies, Thornburg will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by either of the Municipal Funds. Thornburg subjects each issue under consideration for investment to the same or similar credit analysis that Thornburg applies to rated issues.

     Credit ratings are helpful in evaluating bonds, but are relevant primarily to the safety of principal and interest payments under the bonds.
 These ratings do not reflect the risk that market values of bonds will fluctuate with changes in interest rates. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Thornburg reviews data respecting the issuers of the Municipal Funds' portfolio assets on an ongoing basis, and may dispose of portfolio securities upon a change in ratings or adverse events not reflected in ratings.

      Each of the Municipal Funds has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from Federal income tax. Such temporary investments, which may include repurchase agreements with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk, may be made due to market conditions, pending investment of idle funds or to afford liquidity. See "Temporary Investments," at page 8.
 Such investments are, like any investment, subject to market risks and fluctuations in value. In addition, each Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. The Municipal Funds do not expect to find it necessary to make temporary investments.

     No Municipal Fund will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchase of (i) securities of the United States Government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments or political subdivisions, because these issuers are not considered to be members of any industry. This restriction may not be changed as to any Municipal Fund unless approved by a majority of the outstanding shares of the Fund.

     The Municipal Funds' investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed without shareholder approval.

Municipal Obligations

     Municipal Obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal Obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "Municipal Obligations" if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Municipal Funds may invest in a variety of types of Municipal Obligations, including but not limited to bonds, notes (such as tax anticipation and revenue anticipation notes), commercial paper and variable rate demand instruments. Variable rate demand instruments are Municipal Obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a Municipal Obligation meets a Fund's investment criteria. See the Prospectus under the caption "Investment Policies of the Municipal Funds." The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     The Municipal Funds also may purchase fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to their final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a Municipal Obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the Municipal Obligation in the unit, or an equal aggregate principal amount of another Municipal Obligation of the same issuer, issue and maturity as the Municipal Obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a Municipal Obligation, based upon an accompanying opinion of counsel. A Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by Thornburg to be of comparable quality with issues having such debt ratings.
 The credit quality of such investments will be determined on a continuing basis by Thornburg for the Limited Term National Fund under the supervision of the directors of the Company, and for the Intermediate National Fund under the supervision of the trustees of the Trust.

     A Municipal Fund also may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain liquid assets at least equal in value to commitments for when-issued or delayed delivery securities, such assets to be segregated by State Street Bank & Trust Co., the Fund's custodian, specifically for the settlement of such commitments. The value of the segregated assets will be marked to the market daily so that the Fund will at all times maintain assets in the segregated account equal in value to the amount of these commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     The Funds' investment adviser, Thornburg, will evaluate the liquidity of each Municipal Lease upon its acquisition and periodically while it is held based upon factors established for the Limited Term National Fund by the Company's directors, and for the Intermediate National Fund by the Trust's trustees, including (i) the frequency of trades and quotes for the obligation, (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation, (iii) the willingness of dealers to make a market for the obligation, and (iv) the nature and timing of marketplace trades. An unrated Municipal Lease with non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying Municipal Lease is unrated, if Thornburg determines that the Municipal Lease is readily marketable because it is backed by the letter of credit or insurance policy.

     The Municipal Funds will seek to reduce further the special risks associated with investment in Municipal Leases by investing in Municipal Leases only where, in Thornburg's opinion, certain factors established by the Company's directors for the Limited Term National Fund and Limited Term California Fund, and by the Trust's trustees for the Intermediate National Fund, have been satisfied, including (i) the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental issuer, (ii) the Municipal Lease has a shorter term to maturity than the estimated useful life of the leased property and the lease payments will commence amortization of principal at an early date, (iii) appropriate covenants will be obtained from the governmental issuer prohibiting the substitution or purchase of similar equipment for a specified period (usually 60 days or more) in the event payments are not appropriated, (iv) the underlying equipment has elements of portability or use that enhance its marketability in the event foreclosure on the underlying equipment was ever required, and (v) the governmental issuer's general credit is adequate. The enforceability of the "non-substitution" provisions referred to in (iii) above has not been tested by the courts. Investments not meeting certain of these criteria (such as the absence of a non-substitution clause) may be made if the Municipal Lease is subject to an agreement with a responsible party (such as the equipment vendor) providing warranties to the Funds that satisfy such criteria.

     Municipal Leases usually grant the lessee the option to purchase the leased property prior to maturity of the obligation by payment of the unpaid principal amount of the obligation and, in some cases, a prepayment fee. Such prepayment may be required in the case of loss or destruction of the property. The prepayment of the obligation may reduce the expected yield on the invested funds if interest rates have declined below the level prevailing when the obligation was purchased.

     No Municipal Fund will invest in illiquid securities if, as a result of the investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) Municipal Leases subject to non-appropriation risk which are not rated at the time of purchase within the four highest grades by Moody's or S&P and not subject to remarketing agreements (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days,
(3) securities which the Funds are restricted from selling to the public without registration under the Securities Act of 1933, and (4) other securities or participations not considered readily marketable by the Funds, provided that for purposes of the foregoing an unrated Municipal Lease which is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by Thornburg to be of high quality and minimal credit risk, will not be deemed to be illiquid.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Funds. Moreover, the value of the Funds' portfolios may be affected. The Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

     The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the general market and the Municipal Obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. See "Ratings." It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields, while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding Municipal Obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of Municipal Obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

Ratings

     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches.
 The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicates an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
 The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest. Whereas BBB rated Municipal Obligations normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, the completion.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+").
 For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (if) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.


Temporary Investments

     Each Municipal Fund has reserved the right to invest up to 20% of its assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Taxes." Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in Thornburg's opinion represent minimal credit risk. Investments in repurchase agreements are limited to 5% of a Fund's assets. See the next paragraph respecting repurchase agreements. In addition, temporary taxable investments may exceed 20% of a Fund's net assets when made for defensive purposes during periods of abnormal market conditions. None of the Municipal Funds expect to find it necessary to make such temporary investments.

Repurchase Agreements

     Each Municipal Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements may be viewed as loans collateralized by the underlying security that is the subject of the repurchase agreement. No Municipal Fund will enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements. The Funds will enter into repurchase agreements only with dealers, banks or recognized financial institutions that in the opinion of Thornburg represent minimal credit risk. The risk to a Fund is limited to the ability of the seller to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the subject security declines there is a risk of loss of both principal and interest if the seller defaults. In the event of a default, the collateral may be sold. A Fund might incur a loss if the value of the collateral has declined, and the Fund might incur disposition costs or experience delays in connection with liquidating the security. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the subject security by the Fund may be delayed or limited. The Funds' investment adviser will monitor the value of the security at the time the transaction is entered into and at all subsequent times during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the subject security declines below the repurchase price, Thornburg will demand additional securities from the seller to increase the value of the property held to at least that of the repurchase price.

U.S. Government Obligations

     Each Fund's temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Special Risks Affecting Limited Term California Fund


Special Risks Affecting Limited Term California Fund
----------------------------------------------------

     Limited Term California Fund invests primarily in California State, municipal, and agency obligations. For this reason, an investment in the Limited Term California Fund may be riskier than an investment in the Limited Term National Fund, which buys municipal obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of the Limited Term California Fund before investing.

     California's economy is the largest among the 50 states and one of the largest in the world. The state's July 1, 2002 population of over 35 million represents 12.2 percent of the total United States population and total personal income in the state, at an estimated $1.14 trillion in 2002, accounts for 12.8 percent of all personal income in the nation. Total employment is about 6 million, the majority of which are in the service, trade and manufacturing sectors.

     California constitutional and other laws raise questions about the ability of California State and municipal issuers to obtain sufficient revenue to pay their bond obligations in all situations. In 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which has had an affect on California issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Proposition 13 limits ad valorem on real property and restricts the ability of taxing entities to increase real property taxes. In 1979, California voters approved another constitutional amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB prohibits government agencies and the state from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. The amendment restricts the spending authority of state and local government entities. If revenues exceed such appropriations limits, such revenues must be returned either as revisions in the tax rate or fee schedules.

     California obtains approximately 57% of general fund revenues from personal income taxes (individual and corporate) compared to an average of only 34 percent for other states. Income taxes serve as a bellwether and are frequently a leading indicator of economic weakness. California's other principal revenue source is sales taxes. Recent tax revenue shortfalls coupled with expenditures increases led to a projected 2003-04 deficit of $38 billion. The recently concluded budget seeks to close the deficit with a combination of $14.5 billion in long-term deficit bonds, $6 billion of federal aid and other non-recurring items, $4 billion of revenue increases, and most of the remainder in spending cuts. However, the budget fails to achieve structural balance and leaves an estimated $8 billion gap in the 2005 fiscal year. The out-year gap could grow larger if the pace of economic recovery falters or the state fails to realize expected cost savings.

     The budget deficit and other factors led to recent downgrades to BBB (Standard and Poor's) and A3 (Moody's) for California's general obligation bonds. Further downgrades could cause substantial selling pressure on California's bonds and restrict the state's access to the bond market in the future.

     Many school districts and local authorities depend on State sources for substantial portions of their revenues and are vulnerable to state funding cuts. The 2004 state budget included fairly manageable cuts to most local governments, but if revenues do not rebound and further borrowing is unfeasible, then more severe cuts may occur in the 2005 budget.

     California's fiscal environment is further clouded by political uncertainty. California voters will soon be asked to choose whether to retain Gray Davis as Governor. If the majority chooses to recall the Governor, then the new Governor will be the person who receives the most votes from a group of almost 200 candidates including many with little or no political experience.

     In the 2004 fiscal year, the state plans to add over $14 billion of long-term debt obligations. Tax-backed debt levels relative to personal income have been rising over the last few years. Currently, California debt levels are close to national averages, but if recent trends continue, the state may end up with debt levels far above national averages. High debt levels and a heavy tax load could restrict future economic growth.


GOVERNMENT FUND AND INCOME FUND

     Government Fund and Income Fund each has the primary investment objective of providing, through investment in a professionally managed portfolio of fixed income obligations as high a level of current income as is consistent, in view of Thornburg Investment Management, Inc., the Funds' investment adviser (Thornburg), with safety of capital. The Government Fund will seek to achieve its primary investment objective by investing primarily in obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities and in participations in such obligations or in repurchase agreements secured by such obligations. The Income Fund will seek to achieve its primary objective by investing in primarily in investment grade short and intermediate maturity bonds and asset backed securities such as mortgage backed securities and collateralized mortgage obligations. The Income Fund also may invest in other securities, and utilize other investment strategies to hedge market risks, manage cash positions or to enhance potential gain. Additionally, each of these Funds has the secondary objective of reducing fluctuations in its net asset value compared to longer term portfolios, and will seek to attain this objective by investing in obligations with an expected dollar-weighted average maturity of normally not more than five years.

Determining Portfolio Average Maturity - Government Fund and Income Fund

     For purposes of each Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

     In addition, Government Fund and Income Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates, are interests in pools of mortgages or other loans having varying maturities.

     Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by the Fund based on Thornburg's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years.
The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Purchase of Certificates of Deposit - Government Fund and Income Fund

     In addition to the other securities each Income Fund may purchase, each Fund is authorized to purchase bank certificates of deposit under certain circumstances. Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of $1,000,000,000 or more, and (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit (whether or not insured in whole or in part) is nonnegotiable, and it matures in more than 7 days, it will be considered illiquid, and subject to Government Fund's fundamental investment restriction that no more than 10% of the Fund's net assets will be placed in illiquid investments.

     Income Fund may invest in certificates of deposit of large domestic and foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars), including foreign branches of domestic banks, and certificates of deposit of smaller banks as described below. Although Income Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below). The Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of one billion dollars.

Asset-Backed Securities - Government Fund and Income Fund

     Each of the Funds may invest in asset-backed securities, which are interests in pools in loans, described in the Prospectus.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

     If otherwise consistent with its investment restrictions and the Prospectus, each Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt securities which are secured with collateral consisting of mortgage -backed securities (see Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PC's are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by the Income Fund, but will not be purchased by the Government Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Income Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMO's")

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMO's are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMO's provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral").
The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMO's, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations

     FHLMC CMO's are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PC's, payments of principal and interest on the CMO's are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMO's are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMO's as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMO's is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMO's are identical to those of FHLMC PC's. FHLMC has the right to substitute collateral in the event of delinquencies or defaults.

Other Mortgage-Backed Securities

     Thornburg expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages.
 Neither the Government Fund nor the Income Fund will purchase mortgage-backed securities or any other assets which, in the opinion of Thornburg, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. Thornburg will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

     The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern. Consistent with the Funds' respective investment objectives and policies, each Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     Income Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Repurchase Agreements - Government Fund and Income Fund

     Either Fund may enter into repurchase agreements with member banks of the Federal Reserve System or any domestic broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be at least as high as that of other obligations the purchasing Fund may purchase or at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P. These transactions may not provide the purchasing Fund with collateral marked-to-market during the term of the commitment.

     A repurchase agreement, which provides a means for a Fund to earn income on funds for periods as short as overnight, is an arrangement under which the Fund purchases a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

     For some purposes under the 1940 Act, a repurchase agreement is deemed to be a loan from the purchasing Fund to the seller of the Obligations subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the Obligation. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation.
 Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the purchasing Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When Issued Securities - Government Fund and Income Fund

     Government Fund and Income Fund each may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that each Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Neither Fund believes that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will establish a segregated account for commitments for when-issued or forward delivery securities as described above.

Reverse Repurchase Agreements - Government Fund and Income Fund

     Either Fund may enter into reverse repurchase agreements by transferring securities to another person in return for proceeds equal to a percentage of the value of the securities, subject to its agreement to repurchase the securities from the other person for an amount equal to the proceeds plus an interest amount. Neither Fund will enter into any such transaction if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements. See the "Investment Restrictions" applicable to each Fund, below.


Dollar Roll Transactions - Government Fund and Income Fund

     Either Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase.
 Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the Investment Company Act of 1940 (the "1940 Act") as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Lending of Portfolio Securities - Government Fund and Income Fund

     Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, such loans may be made to member firms of the New York Stock Exchange, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The lending Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral.
 As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by Thornburg to be of good standing, and when, in the judgment of Thornburg, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.


Other Investment Strategies - Income Fund

     Income Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or portfolios, or to enhance potential gain. Such strategies are used by many mutual funds and other institutional investors.
 Techniques and instruments may change over time as new investments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, Income Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Income Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for purposes not related to bona fide hedging or risk management. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Income Fund to utilize these Strategic Transactions successfully will depend on the investment adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the investment adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Income Fund, force the sales of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options - Income Fund

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument as to which the options relate. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Income Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Income Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration or during a fixed period prior thereto. The Income Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     Income Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits;
(iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. The Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the Counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Income Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the investment adviser must assess the creditworthiness of each Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by Thornburg to have an equivalent credit rating. The staff of the SEC currently takes the position that the amount of the Income Fund's obligation pursuant to an OTC option is illiquid, and is subject to the Income Fund's limitation on investing no more than 15% its assets in illiquid instruments.

     If the Income Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     The Income Fund may purchase and sell call options on U.S. Treasury and agency securities, foreign sovereign debt, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and related futures on such securities other than futures on individual corporate debt and individual equity securities. All calls sold by the Fund must be "covered" or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.


     Income Fund may purchase and sell put options that relate to U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities other than futures on individual corporate debt and individual equity securities.
 The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.


General Characteristics of Futures - Income Fund

     Income Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.

     Income Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract, but may be higher in some circumstances. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.

     Income Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the segregation requirements with respect to futures and options thereon are described below.


Options on Securities Indices and Other Financial Indices - Income Fund

     Income Fund also may purchase and sell call and put options on securities indices and other financial indices and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.


Currency Transactions - Income Fund

     Income Fund may engage in currency transactions with Counterparties in order to hedge the value of currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell ( with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

     The Income Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transactions hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Income Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging as described below.

     Income Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Income Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if Thornburg considers the Austrian schilling is linked to the German Deutschemark (the "D-mark"), the Fund holds securities denominated in Austrian schillings and Thornburg, the investment adviser, believes that the value of schillings will decline against the U.S. dollar, Thornburg may enter into a contract to sell D-marks and buy dollars. Hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions - Income Fund

     Currency transactions are subject to risks different from other transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Income Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

Combined Transactions - Income Fund

      Income Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions ("combined" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of Thornburg, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


Swaps, Caps, Floors and Collars - Income Fund

     Among the Strategic Transactions into which Income Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Income Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. An interest rate swap is an agreement between two parties to exchange payments that are based on specified interest rates and a notional amount. The exchange takes place over a specified period of time. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.
 The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.
Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.
 A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Income Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, Thornburg and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into the transaction, the unsecured long term debt rating of the Counterparty combined with any credit enhancements, satisfies credit criteria established by the Trust's trustees. If there is a default by the Counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.
 The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Eurodollar Instruments - Income Fund

     Income Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the United States - Income Fund

     When constructed outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Income Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts - Income Fund

     Some transactions which Income Fund may enter into, including many Strategic Transactions, require that the Income Fund segregate liquid high grade debt assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Transactions which require segregation include reverse repurchase agreements, dollar rolls, undertakings by the Fund to purchase when-issued securities, the Fund's sales of put or call options, the Fund's sales of futures contracts, currency hedging transactions (including forward currency contracts, currency futures and currency swaps) and swaps, floors and collars to the extent of the Fund's uncovered obligation under the transaction. In general, the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or an amount of cash or liquid high grade debt securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities without additional consideration or to segregate liquid high-grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade debt assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

     Except when Income Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations, or to segregate liquid high grade debt assets equal to the amount of the Fund's obligation.

     OTC options entered into by the Income Fund, including those on securities, currency, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. Other OCC issued and exchange listed options sold by the Fund, other than those above, generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, the Income Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     With respect to swaps, the Income Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Income Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. If it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

     Income Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."


Foreign Securities - Income Fund

     Income Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in United States issuers. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than a domestic company. Volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Securities issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Income Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Foreign securities and cash held in foreign custody or in foreign depositories may not enjoy the same or comparable legal protections prevailing in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries, and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign securities may be subject to foreign government taxes which will reduce the yield on such securities.


VALUE FUND, INTERNATIONAL VALUE FUND, GROWTH FUND and INCOME BUILDER FUND

     Thornburg Value Fund ("Value Fund") and Thornburg International Value Fund ("International Value Fund") each seeks long term capital appreciation by investing in equity and debt securities of all types. Thornburg Core Growth Fund ("Growth Fund") seeks long term growth of capital by investing in equity securities selected for their growth potential. Thornburg Investment Income Builder Fund ("Income Builder Fund") seeks to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The secondary goal of Value Fund is to seek some current income, and the secondary objective of Income Builder fund is long term capital appreciation.

     Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities that are not currently paying dividends.

     International Value Fund invests primarily in foreign securities, and under normal market conditions, invests at least 75% of its net assets in foreign securities.

     Growth Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and debt securities.

     Income Builder fund pursues its investment objectives by investing in a broad range of income producing securities, primarily including stocks and bonds.

     The following discussion supplements the disclosures in the Prospectus respecting the investment policies, techniques and investment limitations of Value Fund, International Value Fund, Growth Fund and Income Builder Fund.


Illiquid Investments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of each Fund's investments and, through reports from Thornburg, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).

     Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, Thornburg may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.


Swap Agreements, Caps, Floors, Collars - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The Fund is not limited to any particular form of swap agreement if Thornburg determines it is consistent with the Fund's investment objective and policies.

     Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor, if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Inasmuch as these swaps, floors, caps and collars are entered into for good faith hedging purposes, Thornburg and the Funds believe these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, may be less liquid than swaps.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined, the Fund will have contractual remedies available to it, but the value of the swap agreement would be likely to decline, potentially resulting in losses. The Funds expect to be able to eliminate exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     Each Equity Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Indexed Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Each of these Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.
 Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Repurchase Agreements - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. Each Fund may engage in a repurchase agreements with respect to any security in which it is authorized to invest.

     Each Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from the Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for either of the Funds, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Fund's investment adviser, Thornburg. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

Securities Lending - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Each Fund each may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower;
 (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower-Quality Debt Securities - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

      Each Fund may purchase lower-quality debt securities (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Corporation, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     While the market for high-yield corporate debt securities has been in existence for may years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
In fact, from 1989 to 1991, the percentage of lower-quality securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992 and 1993.

     The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt securities, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Funds. In considering investments for the Funds, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     Each Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

Foreign Investments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.
There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.
 There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     Each Equity Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depository Receipts and European Depository Receipts (ADR's and EDR's) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADR's and EDR's are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Each Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
 When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security.
 By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." Each Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     Each Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge, " would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Each Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in deutschemarks, the Fund could enter into forward contracts to sell deutschemarks and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in issues to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs.
 Currency futures are also subject to risks pertaining to future contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to the Fund or that it will hedge at an appropriate time.


Limitations on Futures and Options Transactions - Value Fund, International Value Fund, Growth Fund and Investment Income Builder Fund

     An Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The above limitations on each Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

Real Estate-Related Instruments - Value Fund, International Value Fund, Growth Fund and Investment Income Builder Fund

     Real Estate-Related Instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.


Futures Contracts - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P
500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.


Futures Margin Payments - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.


Purchasing Put and Call Options - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
 Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline.

     At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Each Equity Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based upon Thornburg's judgment that the combined strategies will reduce risk or otherwise achieve a portfolio management goal, it is possible that the combination will increase risk or hinder achievement of the goal.


Correlation of Price Changes - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Funds' respective current or anticipated investments exactly. Each Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.


Liquidity of Options and Futures Contracts - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.


OTC Options - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows each Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid instruments.


Option and Futures Relating to Foreign Currencies - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund

     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above.
 Each Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Each Equity Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions-Value Fund," above.


Asset Coverage for Futures and Options Positions - Value Fund,
International Value Fund, Growth Fund and Income Builder Fund

     Each Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.


Short Sales - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     Each Fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security a Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When a Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

                          INVESTMENT LIMITATIONS

    Investment Limitations - Limited Term National Fund and
                             Limited Term California Fund

     Thornburg Limited Term Municipal Fund, Inc. has adopted the following fundamental investment policies applicable to each of Limited Term National Fund and Limited Term California Fund which may not be changed unless approved by a majority of the outstanding shares of each Fund. No Fund may:

     (1) Invest in securities other than Municipal Obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or
(c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue Municipal Obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry; or

     (17) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and directors of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" of a Municipal Lease subject to that agreement.

     Neither of these Funds will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry.
 However, this restriction will not apply to purchases of (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by different governments, agencies, or political subdivisions, because these issuers are not considered to be members of any one industry.

     With respect to temporary investments, in addition to the foregoing limitations, a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although each of these Funds has the right to pledge, mortgage or hypothecate its assets in order to comply with certain state statutes on investment restrictions, a Fund will not, as a matter of operating policy (which policy may be changed by the Board of Directors without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10%of its total assets.

     In the event the Limited Term National Fund or the Limited Term California Fund acquires disposable assets as a result of the exercise of a security interest relating to Municipal Obligations, the Fund will dispose of such assets as promptly as possible.

Investment Limitations - Intermediate National Fund

     Thornburg Investment Trust has adopted the following fundamental investment policies respecting the Intermediate National Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund.

     The Intermediate National Fund may not:

     (1) Invest in securities other than Municipal Obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

     (2) The Intermediate National Fund may not purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or
(c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objectives, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus;

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue Municipal Obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (17) Purchase or retain the securities of any issuer other than the securities issued by the Fund itself if, to the Fund's knowledge, those officers and trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities; or

     (18) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in restricted securities, unmarketable securities and other illiquid securities
(including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

     For the purpose of applying the limitations set forth in paragraphs
(2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with the Fund as described in the Prospectus or in this Statement of Additional Information shall not be deemed an "issuer" of a security or a "guarantor" pursuant to the agreement.

     With respect to temporary investments, in addition to the foregoing limitations the Intermediate National Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although the Fund has the right to pledge, mortgage or hypothecate its assets, the Fund will not, as a matter of operating policy (which policy may be changed by its Trustees without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event the Fund acquires disposable assets as a result of the exercise of a security interest relating to Municipal Obligations, it will dispose of such assets as promptly as possible.

Investment Limitations - Government Fund

     As a matter of fundamental investment policy, the Government Fund will not:

     (1) Invest more than 20% of the Fund's assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10) Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the Investment Company Act of 1940, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     In applying the percentage restrictions on the Government Fund's investments described under the caption "Principal Investment Strategies" in the Fund's Prospectuses, and in applying the restriction described in item (1), above, "assets" is understood to mean net assets plus borrowings for investment purposes.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Investment Limitations - Income Fund

     As a matter of fundamental policy, the Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and
(ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     As a matter of non-fundamental policy the Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company ( the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund's potential obligations under its hedging, duration management, risk management and other Strategic Transactions other than those with respect to futures and options thereon) would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (k) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (n)  purchase or sell real estate limited partnership interests.

Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Investment Limitations - Value Fund, International Value Fund, Growth Fund and Income Builder Fund

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of a Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.


     As a matter of fundamental policy, each of Value Fund, International Value Fund, Growth Fund and Income Builder Fund may not:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:


     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issue or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

      (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     For each Fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions Value Fund and International Value Fund".

                       YIELD AND RETURN COMPUTATION

Performance and Portfolio Information -

     Each Fund will from time to time display performance information, including yield, dividend returns, total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. A Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be
caused by the following factors:   (1) The non-standardized calculation may
cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period;
(4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     For the Funds' investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier.
Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return.
 Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund's maximum sales charge into account. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     A Municipal Fund, Government Fund or Income Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity of the Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund's share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund's (or other investments') net asset value or price and the Fund's (or other investments') investment return.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAV's are not adjusted for sales charges, if any.

     The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAV's from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     Each Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Each Fund may be compared in advertising to Certificates of Deposit (CD's) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CD's, a Fund does not guarantee a shareholder's principal or return, and Fund shares are not FDIC insured.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies.
 Such information may include information about current economic market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund.
A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals.
 In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show a Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.
 In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                  REPRESENTATIVE PERFORMANCE INFORMATION

Representative Performance Information - Limited Term National Fund (Institutional Class)

      THE FOLLOWING DATA FOR THE LIMITED TERM NATIONAL FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

     Standardized Method of Computing Yield. The yield of the Limited Term National Fund Institutional Class shares for the 30-day period ended June 30, 2003, computed in accordance with the standardized calculation described above, was 1.98%. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Limited Term National Fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method, using a maximum federal tax rate of 38.6%, was 3.05% for the 30-day period ended June 30, 2003.

     Average Annual Total Return Quotations. The Limited Term National Fund's Institutional Class total return figures are set forth below for the periods shown ending June 30, 2003. Institutional Class shares were first offered on July 5, 1996. These total return figures assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year    5 Years   10 Years
               ------    -------   --------
                6.36%     5.26%       N/A

Average Annual Total Return (After Taxes on Distributions)

               1 Year     5 Years     10 Years
               ------     -------     --------
                6.36%     5.26%        N/A

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year     5 Years     10 Years
               ------     -------     --------
                5.42%     5.15%        N/A

Representative Performance Information - Limited Term California Fund (Institutional Class)

     THE FOLLOWING DATA FOR THE LIMITED TERM CALIFORNIA FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


Yield Computations

     Standardized Method of Computing Yield. The yield of the Limited Term California Fund Institutional Class shares for the 30-day period ended June 30, 2003, computed in accordance with the standardized calculation described above, was 1.90%. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Limited Term California Fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method, using a maximum federal tax rate of 38.6% and a maximum California tax rate of 3.22%, was 5.01% for the 30-day period ended June 30, 2003.

     Average Annual Total Return Quotations. The Limited Term California Fund's Institutional Class total return figures are set forth below for the period shown ending June 30, 2003. Institutional Class shares were first offered on April 1, 1997. These total return figures assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

               1 Year    5 Years   10 Years
               ------    -------   --------
                5.27%     4.76%       N/A

Average Annual Total Return (After Taxes on Distributions)

               1 Year    5 Years   10 Years
               ------    -------   --------
                5.27%     4.76%      N/A

Average Annual Total Return (After Taxes on Distributions and Redemption)

               1 Year    5 Years   10 Years
               ------    -------   --------
                4.59%     4.69%      N/A

Representative Performance Information - Intermediate National Fund (Institutional Class)

     THE FOLLOWING DATA FOR INTERMEDIATE NATIONAL FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

        Standardized Method of Computing Yield.  The yield of the
Intermediate National Fund Institutional Class shares for the 30-day period ended March, computed in accordance with the standardized calculation described above, was 3.20%. This method of computing yield does not take into account changes in net asset value.

        Taxable Equivalent Yield. The Intermediate National Fund's taxable equivalent yield for Institutional Class shares, computed in accordance with the standardized method described above using a maximum federal tax rate of 38.6% was 4.92% for the 30-day period ended March 31, 2003.

        Average Annual Total Return Quotations. The Intermediate National Fund's Institutional Class total return figures are set forth below for the period shown ending March 31, 2003. Institutional Class shares were first offered on July 5, 1996. These total return figures assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)
                                   Since
                                  Inception
               1 Year    5 Years   (7/5/96)
               ------    -------   --------
                8.90%     4.92%     5.92%

Average Annual Total Return (After Taxes on Distributions)
                                   Since
                                  Inception
               1 Year    5 Years   (7/5/96)
               ------    -------   --------
                8.90%     4.92%     5.92%

Average Annual Total Return (After Taxes on Distributions and Redemption)
                                   Since
                                  Inception
               1 Year    5 Years   (7/5/96)
               ------    -------   --------
                7.24%     4.89%     5.77%

Representative Performance Information - Government Fund
(Institutional Class)

     THE FOLLOWING DATA FOR THE GOVERNMENT FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

        Standardized Method of Computing Yield. The Government Fund's yield for Institutional Class shares, computed for the 30-day period ended March 31, 2003 in accordance with the standardized calculation described above, was 3.43%. This method of computing yield does not take into account changes in net asset value.

        Average Annual Total Return Quotations. The Government Fund's total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ended March 31, 2003. The Government Fund commenced sales of Institutional Class shares on July 5, 1996. These data assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)
                                   Since
                                  Inception
               1 Year    5 Years   (7/5/96)
               ------    -------   --------
               11.65%     7.14%     7.52%

Average Annual Total Return (After Taxes on Distributions)
                                   Since
                                  Inception
               1 Year    5 Years   (7/5/96)
               ------    -------   --------
                9.77%     4.86%     5.05%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                   Since
                                  Inception
               1 Year    5 Years   (7/5/96)
               ------    -------   --------
                7.11%     4.57%     4.77%

Total return figures are average annual total returns for the periods shown.

Representative Performance Information - Income Fund
(Institutional Class)

     THE FOLLOWING DATA FOR THE INCOME FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

        Standardized Method of Computing Yield. The Income Fund's yield for Institutional Class shares, computed for the 30-day period ended March 31, 2003 in accordance with the standardized calculation described above, was 3.22%. This method of computing yield does not take into account changes in net asset value.

        Average Annual Total Return Quotations. The Income Fund's total returns for Institutional Class shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ended March 31, 2003. The Income Fund commenced sales of Institutional Class shares on July 5, 1996. These data assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.

Average Annual Total Return (Before Taxes)

                                    Since
                                  Inception
               1 Year    5 Years   (7/5/96)
               ------    -------   --------
               11.73%     6.95%     7.46%

Average Annual Total Return (After Taxes on Distributions)

                                    Since
                                  Inception
               1 Year    5 Years   (7/5/96)
               ------    -------   --------
                9.73%     4.53%     4.98%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                    Since
                                  Inception
               1 Year    5 Years   (7/5/96)
               ------    -------   --------
                7.15%     4.34%     4.89%

Total return figures are average annual total returns for the periods shown.


Representative Performance Information - Value Fund
(Institutional Class)

        Value Fund's average annual total returns for Institutional Class shares, computed in accordance with the average annual total return calculation described above, are displayed in the table below for the periods shown ending March 31, 2003. Value Fund commenced sales of its Institutional Class shares on November 2, 1998. These data assume reinvestment of all dividends at net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), and assume that the shares were redeemed at the end of each period, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown.


Average Annual Total Return (Before Taxes)

                          Since
                         Inception
               1 Year    (11/2/98)
               ------    ---------
               (24.36)%   1.39%

Average Annual Total Return (After Taxes on Distributions)

                          Since
                         Inception
               1 Year    (11/2/98)
               ------    ---------
               (24.36)%   0.84%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                          Since
                         Inception
               1 Year    (11/2/98)
               ------    ---------
               (14.96)%   0.97%


Representative Performance Information - International Value Fund
(Institutional Class)

        International Value Fund's average annual total returns for Institutional Class shares, computed in accordance with the average annual total return calculation described above, are displayed in the table below for the periods shown ending March 31, 2003. International Value Fund commenced sales of its Institutional Class shares on March 30, 2001. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares.
 The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns (After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the periods shown. "Total return" takes into account changes in net asset value over the described periods. These data assume reinvestment of all dividends at net asset value.

Average Annual Total Return (Before Taxes)

                          Since
                         Inception
               1 Year    (3/30/01)
               ------    ---------
               (23.55)%  (11.48)%

Average Annual Total Return (After Taxes on Distributions)

                          Since
                         Inception
               1 Year    (3/30/01)
               ------    ---------
              (23.55)%    (11.63)%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                          Since
                         Inception
               1 Year    (3/30/01)
               ------    ---------
               (11.48)%    (9.13)%


Representative Performance Information - Growth Fund (Class A)

      Average Annual Total Return Quotations. Growth Fund's average annual total returns for Class A shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending March 31, 2003. The data are for a class of shares that is different than the Class I shares offered in the prospectus but that would have substantially similar returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class A shares are subject to a sales charge and higher annual expenses. The Fund commenced its offering of Class A shares on December 27, 2000, and commenced offering Class I shares on November 1, 2003. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. This data also assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns) After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

                                    Since
                                  Inception
               1 Year    5 Years  (12/27/00)
               ------    -------   --------
Class A       (25.47)%    N/A     (20.52)%

Average Annual Total Return (After Taxes on Distributions)

                                    Since
                                  Inception
               1 Year    5 Years  (12/27/00)
               ------    -------   --------
Class A        (26.22)%    N/A     (20.52)%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                    Since
                                  Inception
               1 Year    5 Years  (12/27/00)
               ------    -------   --------
Class A        (16.10)%   N/A      (15.88)%


Representative Performance Information - Income Builder Fund (Class A)

     Average Annual Total Return Quotations. Income Builder Fund's average annual total return for Class A shares, computed in accordance with the total return calculation described above, are displayed in the table below for the period December 24, 2003 to March 31, 2003. The data are for a class of shares that is different than the Class I shares offered in the prospectus but that would have substantially similar returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class A shares are subject to a sales charge and higher annual expenses. The Fund commenced its offering of Class A shares on December 24, 2002, and commenced offering Class I shares on November 1, 2003. The Class A total return figures assume the deduction of the maximum sales charge of 4.50% on Class A shares. This data also assume reinvestment of all dividends and capital gains distributions of net asset value. The Average Annual Total Returns (Before Taxes) are calculated without reference to any income tax on distributions or on a redemption of shares. The Average Annual Total Returns (After Taxes on Distributions) are calculated on a hypothetical initial investment of $1,000 using the highest historical individual federal marginal income tax rates on distributions (excluding the alternative minimum tax), assume that the shares were redeemed at the end of each period and any applicable sales charge is paid, but do not take into account any state or local income taxes or income taxes on gain realized on redemption. The Average Annual Total Returns) After Taxes on Distributions and Redemptions) are calculated in the same manner as the Average Annual Total Returns (After Tax on Distributions), except that the computations also reflect the federal income tax (excluding the alternative minimum tax) on any gains realized upon redemption of shares at the end of each period shown.

Average Annual Total Return (Before Taxes)

                                    Since
                                  Inception
               1 Year    5 Years  (12/24/02)
               ------    -------   --------
Class A         ____%     _____    _____%

Average Annual Total Return (After Taxes on Distributions)

                                    Since
                                  Inception
               1 Year    5 Years  (12/24/02)
               ------    -------   --------
Class A         ____%     _____    _____%

Average Annual Total Return (After Taxes on Distributions and Redemption)

                                    Since
                                  Inception
               1 Year    5 Years  (12/24/02)
               ------    -------   --------
Class A         ____%     _____    _____%



                                   TAXES

Election by the Funds - Subchapter M

     Each Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 31% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Municipal Funds - Income Dividends

     The Municipal Funds each intend to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) which will enable each Fund to designate distributions from the interest income generated by its investments in Municipal Obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. A Municipal Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund's total assets consisted of assets other than Municipal Obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

      Distributions by each Municipal Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Municipal Funds, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

     The Funds' counsel, White, Koch, Kelly & McCarthy, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the Municipal Obligations or the basis for any opinions issued in connection therewith. In the case of certain Municipal Obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such Municipal Obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

State and Local Tax Aspects of the Municipal Funds - Income Dividends

     The exemption from federal income tax for distributions of interest income from Municipal Obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     The exemption from the State of California personal income taxes for distributions of interest income in the Limited Term California Fund applies only to shareholders who are residents of the State of California, and only to the extent such income qualifies as "exempt-interest dividends" under Section 17145 of the California Revenue and Taxation Code and is not derived from interest on obligations from any state other than from California or its political subdivisions.

     The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisers in that regard. In particular, prospective investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any Municipal Obligations in order to assist shareholders in the preparation of their state and local tax returns.


                DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account -- such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates -- the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     The monthly or quarterly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net interest income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.


            INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENT,
                   AND ADMINISTRATIVE SERVICES AGREEMENT

Investment Advisory Agreement

     Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. ("Thornburg"), 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, acts as investment adviser for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the directors of Thornburg Limited Term Municipal Fund, Inc. with respect to Limited Term National Fund and Limited Term California Fund, and subject to the general supervision and control of the trustees of Thornburg Investment Trust with respect to Intermediate National Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund.

      Thornburg is also investment adviser to Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund, separate series of Thornburg Investment Trust. Thornburg is a subadviser to Daily Tax-Free Income Fund, Inc., a registered investment company.

     Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the table below:

-----------------------------------------------------------
Limited Term National Fund and Limited Term California Fund
-----------------------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .50%
$500 million to $1 billion          .40%
$1 billion to $1.5 billion          .30%
$1.5 billion to $2 billion          .25%
Over $2 billion					.225%

------------------------------------------
Intermediate National Fund and Income Fund
------------------------------------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .50%
$500 million to $1 billion          .45%
$1 billion to $1.5 billion          .40%
$1.5 billion to $2 billion          .35%
Over $2 billion                     .275%

---------------
Government Fund
---------------
Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $1 billion                     .375%
$1 billion to $2 billion            .325%
Over $2 billion                     .275%

---------------------------------------
Value Fund, International Value Fund,
Growth Fund and Income Builder Fund
---------------------------------------
Net Assets of Fund			Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .875%
$500 million to $1 billion          .825%
$1 billion to $1.5 billion          .775%
$1.5 billion to $2 billion          .725%
Over $2 billion                     .625%

---------------------------------------------------------------------------

     The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

     The Company's directors (including a majority of the directors who are not "interested persons" within the meaning of the Investment Company Act of 1940) have approved the Investment Advisory Agreement applicable to each of Limited Term National Fund and Limited Term California Fund, and the Trust's trustees (including a majority of the trustees who are not "interested persons") have similarly approved the Investment Advisory Agreement applicable to each of Intermediate National Fund, Government Fund, Income Fund, Value Fund and International Value Fund. Certain administrative services are provided under the terms of an Administrative Services Agreement applicable to each class of shares issued by each Fund.
 The Administrative Services Agreements are described below.

     The Company's Board of Directors last considered and approved a continuance of the Investment Advisory Agreement applicable to each of the Company's Funds on May 19, 2003. In approving the continuance, the Board considered a number of factors, including principally (i) investment perforamnce of the Funds relative to the performance of competing mutual funds, (ii) the quality and diligence of the investment management serviced provided by Thornburg, including Thornburg's expertise, personnel and staffing, (iii) Thornburg's fees compared to fees charged by other investment advisers, (iv) the Funds' overall expense rations compared to competing mutual funds, and (iv) Thornburg's marketing efforts and reimbursements of Fund expenses. Based upon the Board's review and consideration of the foregoing factors, and other matters the Board considered relevant, the Board concluded that it was reasonable to continue the investment advisory agreement for each Fund for an additional one year term.

       The Trust's Trustees last considered and approved a continuance of the Investment Advisory Agreement applicable to each of the Trust's Funds on September 23, 2002. In approving the continuance, the Trustees considered a number of factors, including principally (i) information comparing the investment performance of each of the Funds to mutual funds in each Fund's peer group, together with factors contributing to each Fund's performance; (ii) fee and expense data for each of the Funds, and comparative fee and expense information for other mutual funds; (iii) the investment adviser's quality of service, staffing, technical expertise and resources; (iv) the investment adviser's conformity to investment policies and strategies; (v) the investment adviser's marketing efforts on behalf of the Funds;, and (vi) the investment adviser's reimbursement of expenses for specific share classes and funds. Based upon the Trustees' review and consideration of the foregoing factors, and other matters the Trustees' considered relevant, the Trustees approved a continuation of the Investment Advisory Agreements to each Fund for an additional one-year term.


     The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     For the three most recent fiscal periods with respect to each Fund, the amounts paid to Thornburg by each Fund under the Investment Advisory Agreement applicable to each Fund were as follows:




                               June 30, 2001   June 30, 2002   June 30, 2003
                               -------------   -------------   -------------
Limited Term National Fund       $3,525,879     $3,894,432     $4,938,499
Limited Term California Fund       $498,398       $599,810       $850,698

                               Sept. 30, 2000    Sept. 30, 2001   Sept. 30, 2002
                               --------------    --------------   --------------
Intermediate National Fund       $1,950,832      $1,908,033       $2,135,867
Government Fund                    $407,165        $379,800         $524,123
Income Fund                        $266,953        $325,449         $630,893
Value Fund                       $8,833,854     $14,630,592      $15,792,277
International Value Fund           $592,028        $967,462       $1,134,075
Growth Fund                             N/A         $49,382 (1)      $91,871
Income Builder Fund                     N/A             N/A              N/A

(1) Fiscal period December 27, 2000 to September 30, 2001.

Thornburg has waived its rights to fees or paid expenses incurred by each of the Funds in the foregoing periods as follows:

                                 June 30, 2001    June 30, 2002   June 30, 2003
                                 -------------    --------------  -------------
Limited Term National Fund          $71,732       $224,119              -0-
Limited Term California Fund        $81,995        $87,369          $43,579

                                Sept. 30, 2000   Sept. 30, 2001   Sept. 30, 2002
                                --------------   --------------   --------------
Intermediate National Fund        $467,668          $790,625      $386,811
Government Fund                    $42,117           $30,771       $20,768
Income Fund                       $137,909          $115,687      $111,901
Value Fund                         $23,775          $148,849       $37,790
International Value Fund           $32,166           $63,813       $86,108
Growth Fund                            N/A           $61,696 (1)   $87,231
Income Builder Fund                    N/A               N/A           N/A

(1)  Fiscal period December 27, 2000 to September 30, 2001.




     Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of fund shares. During the fiscal year ended June 30, 2002, Limited Term National Fund and Limited Term California Fund each reimbursed Thornburg $72,930 and $9,966, respectively, for accounting expenses incurred on behalf of each Fund, and during the fiscal year ended September 30, 2002, Intermediate National Fund, Government Fund, Income Fund, Value Fund and International Value Fund reimbursed Thornburg $37,055, $9,409, $7,998, $166,940, and $7,847, respectively, for accounting services.

     Garrett Thornburg, Treasurer, Director and Chairman of the Board of Thornburg Limited Term Municipal Fund, Inc., and Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Company or the Trust also serve as officers of Thornburg, as described below under the caption "Management."

     The Company, the Trust, Thornburg and the Funds' Distributor, Thornburg Securities Corporation ("TSC") have each adopted a code of ethics in accordance with Rule 17j-1 under the Investment Company Act of 1940. Each of the codes of ethics permits the personnel who are subject to the code of ethics to buy and sell securities which may be purchased and held by the Funds, but these personnel are generally prohibited from purchasing or selling any security which is then being purchased or sold by a Fund or is being considered for purchase or sale by a Fund. Each code of ethics also imposes other prohibitions and subjects certain persons to reporting requirements respecting personal securities ownership and trading.

     Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the "Policy") adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

     The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment adviser will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust's audit committee for direction on the vote or a consent to vote on Thornburg's recommendation.

     The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg may or may not accept these recommendations. Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy's voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.


Administrative Services Agreements

     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed.
 The Administrative Services Agreement specific to each Fund's Institutional Class shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     For the three most recent fiscal periods with respect to each Fund, the amounts paid to Thornburg by each Fund under the Institutional Class Administrative Services Agreement applicable to Institutional Class shares of each Fund were as follows:



                          June 30, 2001   June 30, 2002   June 30, 2003
                          -------------   -------------   -------------

Limited Term National Fund    $40,424          $51,211       $78,492
Limited Term California Fund   $2,833           $3,757        $7,644


                          Sept. 30, 2000  Sept. 30, 2001  Sept. 30, 2002
                          --------------  --------------  --------------

Intermediate National Fund      $9,638          $8,424          $8,349
Limited Term Government Fund    $2,276          $1,949          $2,374
Income Fund                     $5,591          $8,386         $13,972
Value Fund                     $80,035        $144,642        $154,499
International Value Fund           N/A          $2,698          $8,255
Growth Fund                        N/A             N/A             N/A
Income Builder Fund                N/A             N/A             N/A


     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

                               SERVICE PLANS

     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Institutional Class shares of each Fund. The Plan permits each Fund to pay to Thornburg (in addition to the management and administration fees and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's Institutional Class assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under the Glass-Steagall Act and other federal banking laws), for administration and shareholder services, and in connection with the distribution of Institutional Class shares. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent information respecting shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. Thornburg has no current intention to request or receive any reimbursement under the Service Plans applicable to the Institutional Classes of any of the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and paid to Thornburg in later years.

                          PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment adviser.

      Thornburg, in effecting purchases and sales of portfolio securities for the account of each of the Municipal Funds and Taxable Income Funds, places orders in such manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     Similarly, Thornburg places orders for transactions in portfolio securities for Value Fund in such manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of those transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchases or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute portfolio transactions with broker-dealers who provide research and execution services to the Fund. Such services may include advice concerning the value of securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers is made by Thornburg based upon the quality of such research and execution services provided. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Fund to pay such higher commissions, Thornburg must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealers, viewed in terms of a particular transaction or Thornburg's overall responsibilities to the Fund. In reaching this determination, Thornburg will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation would be related to those services.

        During the three most recent fiscal years brokerage commissions were paid by the Funds as follows:

                      Year Ended       Year Ended       Year Ended
                    Sept. 30, 2000   Sept. 30, 2001   Sept. 30, 2002
                    --------------   --------------   --------------

Value Fund            $2,481,919       $3,970,014     $3,761,016.53

International
 Value Fund             $367,722         $311,788       $303,181.26

Growth Fund                  N/A          $28,055 (1)       $44,704
Income Builder Fund          N/A              N/A               N/A

(1)  Fiscal period December 27, 2000 to September 30, 2001.


     The Funds' brokerage commissions have generally increased in the years shown primarily because of the Funds' growth in assets. The Funds owned during the most recent fiscal year securities issued by certain of its regular broker dealers. These broker dealers and the aggregate dollar value of each such broker dealer's securities held by the Fund on September 30, 2002 are shown below:

                 Value of Securities Held:                         Income
                                            International  Growth  Builder
Broker-Dealer    Value Fund   Income Fund   Value Fund     Fund    Fund
-------------    -----------  ------------  -------------- ------- -------
GS First Boston       -       $1,209,015         -            -       -

Alliance Capital  $9,579,000       -             -            -       -

Morgan Stanley   $29,452,976       -             -            -       -

Julius Baer           -            -         $3,774,131       -       -


     Thornburg is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Thornburg funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with Thornburg Securities Corporation (TSC) if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds' Directors or Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

     The Directors and Trustees of the respective Funds periodically review Thornburg's performance of its responsibilities in connection with the performance of its responsibilities in connection with the placement of portfolio transactions for the Funds.

Portfolio Turnover Rates

        The Funds' respective portfolio turnover rates for the two most recent fiscal years are as follows:

                                  Year Ended        Year Ended
                                June 30, 2002      June 30, 2003
                                -------------      -------------
   Limited Term National Fund       19.59%             15.81%
   Limited Term California Fund     25.16%             26.03%

                                 Year Ended          Year Ended
                               Sept. 30, 2001      Sept. 30, 2002
                               --------------      --------------
   Intermediate National Fund      18.24%              16.36%
   Government Fund                 15.23%               4.34%
   Income Fund                     20.54%              21.63%
   Value Fund                      71.81%              76.37%
   International Value Fund        61.05%              28.39%
   Growth Fund                    126.15%             212.17%
   Income Builder fund               N/A                 N/A

                                MANAGEMENT

Limited Term National Fund and Limited Term California Fund

     Limited Term National Fund and Limited Term California Fund are separate "series" or investment portfolios of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation (the "Company"). The general supervision of Limited Term National Fund and Limited Term California Fund, including general supervision of Thornburg's performance of its duties under the Investment Advisory Agreement and Administrative Services Agreements applicable to the Funds, is the responsibility of the Board of Directors of the Company. There are five Directors of the Company, one of whom is an "interested person" (as the term "interested" is defined in the Investment Company Act of 1940). Four of the Directors are "disinterested" persons. The names of the Directors and the Company's executive officers and their principal occupations and other affiliations during the past five years are set forth below.



Name, Address (1) Position(s)  Term of     Principal                      Number of    Other
And Age           Held with    Office      Occupation(s)                  Portfolios   Directorships
                  Company (2)  and         During Past                    In Fund      Held by
                               Length of   5 Years                        Complex      Director or
                               Time                                       Overseen     Nominee for
                               Served                                     by Director  Director
                                                                          or Nominee
                                                                          For Director(2)
____________________________________________________________________________________________________
Interested Directors
--------------------
Garrett          Chairman        Director  CEO, Chairman and Controlling  Twelve	       None
Thornburg, 57    of the          Since     Shareholder of Thornburg
                 Board of        1984;     Investment Management, Inc.
                 Directors,                (investment adviser) and
                 Treasurer (3)             Thornburg Securities
                                           Corporation (securities dealer);
				                       Chairman of Trustees
                                           of Thornburg Investment Trust
                                           (registered investment company);
                                           CEO and Chairman of Thornburg
                                           Mortgage, Inc. (real estate
                                           investment trust); Chairman
                                           of Thornburg Mortgage Advisory
                                           Corporation (investment manager
                                           to Thornburg Mortgage, Inc.).

Independent Directors
---------------------
Eliot R. Cutler, Director       Director   Partner, Akin, Gump, Strauss,  Two          Director of
56                              since 1984 Hauer & Feld, LLP, Washington		       Skanska AB
                                (4)        D.C. (law firm) since November              (construction
                                           2000; partner, Cutler & Stanfield,           services)
                                           Washington, D.C. (law firm)
                                           until November 2000.



Name, Address (1) Position(s)  Term of     Principal                      Number of    Other
And Age           Held with    Office      Occupation(s)                  Portfolios   Directorships
                  Company (2)  and         During Past                    In Fund      Held by
                               Length of   5 Years                        Complex      Director or
                               Time                                       Overseen     Nominee for
                               Served                                     by Director  Director
                                                                          or Nominee
                                                                          For Director(2)
____________________________________________________________________________________________________

David D.         Director       Director   Chairman, President and CEO    Twelve        Trustee,
Chase, 62                       Since      of general partner of Vestor                 Thornburg
                                2001 (4)   Partners, LP, Santa Fe, NM                   Investment
                                           (private equity fund);                       Trust
                                           Chairman and CEO of Vestor
                                           Holdings, Inc., Santa Fe, NM
                                           (merchant bank).

James E.         Director       Director   President, Monaghan &          Two           None
Monaghan, Jr.,                  Since 1984 Associates, Inc. and
56                              (4)        Strategies West, Inc.
                                           Denver, Colorado
                                           (business consultants).

A.G. Newmyer,    Director        Director  Private investor and           Two           None
III, 53                          Since     management consultant.
                                 1984 (4)

Advisory Director
-----------------
Richard M.       Advisory        Advisory  Managing Director, McDonald    Not           None
Curry, 63        Director (5)    Director  & Co., Cincinnati, Ohio        applicable    applicable
                                 Since     (securities dealer) and
                                 2002 (6)  District President,
                                           Key Bank, Cincinnati, Ohio,
                                           since March 2000.



Name, Address (1) Position(s)  Term of     Principal                      Number of    Other
And Age           Held with    Office      Occupation(s)                  Portfolios   Directorships
                  Company (2)  and         During Past                    In Fund      Held by
                               Length of   5 Years                        Complex      Director or
                               Time                                       Overseen     Nominee for
                               Served                                     by Director  Director
                                                                          or Nominee
                                                                          For Director(2)
____________________________________________________________________________________________________
Officers of the Fund (who are not Directors) (7)
------------------------------------------------
Brian J.         President       President President and Managing         None          None
McMahon, 47                      Since     Director of Thornburg
                                 1987 (4)  Investment Management, Inc.;
                                           President of Thornburg
                                           Investment Trust and a Trustee
                                           since 2001.

Dawn B.          Secretary       Secretary Vice President, Secretary and  Not           Not
Fischer, 56                      Since     Managing Director of           applicable    applicable
                                 1984 (4)  Investment Management, Inc.;
                                           Secretary and Assistant
                                           Treasurer of Thornburg
                                           Investment Trust; Secretary
                                           of Thornburg Securities
                                           Corporation; Vice
                                           President, Daily Tax Free
                                           Income Fund, Inc. (registered
                                           investment company).

Steven J.        Vice President  Vice      Vice President and Managing    Not           Not
Bohlin, 44                       President Director of Thornburg          applicable    applicable
                                 Since     Investment Management, Inc.;
                                 1991 (4)  Vice President and Treasurer
                                           of Thornburg Investment Trust.



Name, Address (1) Position(s)  Term of     Principal                      Number of    Other
And Age           Held with    Office      Occupation(s)                  Portfolios   Directorships
                  Company (2)  and         During Past                    In Fund      Held by
                               Length of   5 Years                        Complex      Director or
                               Time                                       Overseen     Nominee for
                               Served                                     by Director  Director
                                                                          or Nominee
                                                                          For Director(2)
____________________________________________________________________________________________________
George T.        Vice President  Vice      Vice President and Managing    Not           Not
Strickland, 40   Treasurer       President Director of Thornburg          applicable    applicable
                                 Since     Investment Management, Inc.;
                                 1999;     Vice President of Thornburg
                                 Treasurer Investment Trust.
                                 since 2003
                                 (4)

Leigh Moiola, 36 Vice President  Vice      Vice President(and Managing    Not           Not
                                 President Director since 1998) of        applicable    applicable
                                 Since     Thornburg Investment
                                 1999 (4)  Management, Inc.; Vice
                                           President of Thornburg
                                       	   Investment Trust since 2001.

Kenneth          Vice President  Vice      Managing Director of Thornburg Not           Not
Ziesenheim, 49                   President Investment Management, Inc.;   applicable    applicable
                                 Since     President of Thornburg
                                 1995 (4)  Securities Corporation; Vice
                                           President of Thornburg
                                           Investment Trust.

Dale Van Scoyk,  Vice President  Vice      Account Manager for Thornburg  Not           Not
56                               President Investment Management, Inc.    applicable    applicable
                                 Since     1997-1999, and Managing
                                 1999 (4)  Director and Vice President
                                           since 1999;
                                           Vice President of Thornburg
                                           Investment Trust since 1998;
                                           National Account Manager for
                                           Heartland Funds 1993-1997.


Name, Address (1) Position(s)  Term of     Principal                      Number of    Other
And Age           Held with    Office      Occupation(s)                  Portfolios   Directorships
                  Company (2)  and         During Past                    In Fund      Held by
                               Length of   5 Years                        Complex      Director or
                               Time                                       Overseen     Nominee for
                               Served                                     by Director  Director
                                                                          or Nominee
                                                                          For Director(2)
____________________________________________________________________________________________________
Joshua Gonze, 40 Vice President  Vice      Associate (and Since 1999 a    Not           Not
                                 President Vice President) of Thornburg   applicable    applicable
                                 Since     Investment Management, Inc.;
                                 2001 (4)  Vice President of Thornburg
                                           Investment Trust since
                                           2001.

Kerry D. Lee, 36 Vice President  Vice      Associate of Thornburg         Not          Not
                                 President Investment Management, Inc.;   applicable   applicable
                                 Since     Vice President of Thornburg
                                 1999 (4)  Investment Trust since 1999.

Christopher     Vice President   Vice      Associate of Thornburg         Not          Not
Ihlefeld, 32                     President Investment Management, Inc.;   applicable   applicable
                                 Since     since 1996; Vice
                                 1999 (4)  President of Thornburg
                                           Investment Trust since 1999.

(1)   Each person's address is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

(2)   The Company is organized as a Maryland corporation, and is currently comprised of two separate investment "funds" or "portfolios".  The Company's two funds are considered for certain regulatory purposes as parts of a "fund complex" with the ten funds of Thornburg Investment
      Trust.  Thornburg Investment Management, Inc. is the investment adviser to, and manages, the twelve funds of the Company and Thornburg Investment Trust.

(3)   Mr. Thornburg is considered an "interested" Director under the Investment Company Act of
      1940 because he is a director and controlling shareholder of the investment adviser, Thornburg
      Investment Management, Inc., and is the sole director and controlling shareholder of Thornburg
      Securities Corporation, the distributor of shares for the Company.

(4)   Thornburg Limited Term Municipal Fund, Inc.'s Amended By-Laws provide that each Director shall serve in office until the next annual meeting or the election and qualification of the
      Director's successor.  In accordance with Maryland law, the Company does not hold an annual meeting each year; it may hold shareholder meetings as circumstances require.  Officers serve at the pleasure of the Board of Directors.

(5)   Mr. Curry is an Advisory Director of Thornburg Limited Term Municipal Fund, Inc.  Although
      Thornburg Limited Term Municipal Fund, Inc. does not have an advisory board, its Amended
      By-Laws provide that the Board of Directors may appoint one or more Advisory Directors who participate in general Board deliberations, but who are not considered in determining any quorum and do not vote on any matter.

(6)   As an Advisory Director, Mr. Curry serves at the pleasure of the Board of Directors.

(7)   Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.




Committees of the Board of Directors
------------------------------------

     The Company's Board of Directors has one standing committee, the audit committee, which is comprised of four Directors who are not considered interested persons, Mr. Monaghan (Chairman), Mr. Newmyer, Mr. Chase and Mr. Cutler. The audit committee discharges its duties in accordance with an audit committee charter, which provides that the committee will (i) evaluate performance of the Company's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors,
(iv) receive and review reports from auditors respecting auditor independence, and (v) require the Company's legal counsel to report to the committee any matter which may have a significant effect on any of the Company's financial statements. The committee held three meetings in the Company's fiscal year ended June 30, 2003.


Compensation of Directors
-------------------------

     The officers and Directors affiliated with Thornburg will serve without any compensation from the Company. The Company pays each Director who is not an employee of Thornburg or an affiliated company a quarterly fee of $2,000 plus a $1,000 fee for each meeting of the Board of Directors attended by the Director. In addition, the Company pays a $3,000 annual stipend to each member of the audit committee, and reimburses each Director for travel and out-of-pocket expenses incurred by the Director and the Director's spouse in connection with attending such meetings. The Company does not pay retirement or pension benefits.

     The Company paid fees to the Directors and the Advisory Director during the year ended June 30, 2003 as follows:

                         Pension or
                         Retirement        Estimated      Total
           Aggregate     Benefits          Annual         Compensation
Name of    Compensation  Accrued as        Benefits       from Company and
Person,    from          Part of           Upon           Fund Complex
Position   Company       Fund Expenses     Retirement     Paid to
                                                          Directors (1)
--------   ------------  -------------     -------------  -----------------
Garrett      0             0                 0              0
Thornburg

Eliot R.     $10,250       0                 0             $10,250
Cutler

James E.     $12,000       0                 0             $12,000
Monaghan, Jr.

A. G.        $12,000       0                 0             $12,000
Newmyer, III

David D.     $12,000       0                 0             $25,000
Chase

Richard M.    $9,000       0                 0              $9,000
Curry (2)

(1) The Fund Complex includes the Company and the Trust. The Company comprises two separate series, Limited Term National Fund and Limited
     Term California Fund. The Trust consists of ten active series, seven of which are described in this Statement of Additional Information.

(2) Mr. Curry is an Advisory Director. Prior to July 1, 2002, he served on the Board of Directors as a Director.


Certain Ownership Interests of Directors

        Column (2) of the following table shows the dollar range of shares owned beneficially by each Director in the Company's two Funds, as of December 31, 2002. Column (3) shows the dollar range of shares owned beneficially by each Director in all Funds of the 12 Funds of the Company and Thornburg Investment Trust overseen by the Director as of December 31, 2002. As of that date, two Directors of the Company also supervised Funds of Thornburg Investment Trust, Mr. Thornburg and Mr. Chase.


  (1)                      (2)                       (3)
Name of             Dollar Range of Equity   Aggregate Dollar Range of
Director            Securities in the Funds  Equity Securities in all
                    Of the Company           Registered Investments
                                             Companies
                                             Overseen by Director in
                                             Family of Investment Companies
-----------------   -----------------------  ------------------------------
Garrett Thornburg   over $100,000            over $100,000

Eliot R. Cutler     $10,001 - $50,000        $10,001 - $50,000

James E.
Monaghan, Jr.       none                     $1 - $10,000

A.G. Newmyer, III   over $100,000            over $100,000

David D. Chase      over $100,000            over $100,000



Interests of Directors in Certain Transactions

     Eliot Cutler, who is not an interested Director of the Company, is president of Capitol Venturers, Inc., which is a general partner of Lease Fund Partners. Until September 30, 2002, Lease Fund Partners possessed an interest in the revenues of Thornburg Investment Management, Inc. and Thornburg Securities Corporation. On September 30, 2002 Lease Fund Partners relinquished its interest in exchange for a consideration of approximately $1,000,000, and Mr. Cutler's interest in the transaction was approximately $100,000.


Intermediate National Fund; Government Fund; Income Fund; Value Fund; and International Value Fund; Growth Fund and Income Builder Fund

     Intermediate National Fund, Government Fund, Income Fund, Value Fund, International Value Fund, Growth Fund and Income Builder Fund are separate "series" or investment portfolios of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of these Funds, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreements and Administrative Services Agreements applicable to the Funds, is the responsibility of the Trust's Trustees. There are six Trustees, two of whom are "interested persons" (as the term "interested" is defined in the Investment Company Act of 1940) and four of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
____________________________________________________________________________________________________
Interested Trustees
-------------------
Garrett           Chairman     Trustee     CEO, Chairman and controlling  Twelve        None
Thornburg, 57     of Trustees  Since       shareholder of Thornburg
                  (3)          1987 (4)    Investment Management, Inc.
                                           (investment adviser) and
                                           Thornburg Securities
                                           Corporation (securities
                                           dealer); Chairman of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.
                                           (registered investment
                                           company); CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation
                                           (investment manager to
                                           Thornburg Mortgage, Inc.).

Brian J. McMahon, Trustee,     Trustee     President and Managing         Ten 	         None
47                President    Since       Director of Thornburg
                               2001;       Investment Management,
                               President   Inc.; President of
                               Since 1997  Thornburg Limited Term
                               (4)(6)      Municipal Fund, Inc.


Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
___________________________________________________________________________________________________
Independent Trustees
--------------------
David A. Ater, 58 Trustee      Trustee     Principal in Ater & Ater       Ten 	         Director
                               Since       Associates, Santa Fe, New                     Thornburg
                               1994 (4)    Mexico (developer, planner                    Mortgage,
                                           and broker of residential and                 Inc.(real
                                           commercial real estate) owner,                estate
                                           developer and broker for                      investment
                                           various real estate projects.                 Trust


David D.         Trustee       Trustee     Chairman, President and CEO    Twelve        Director of
Chase, 62                      Since       of general partner of Vestor                 Thornburg
                               2001 (4)    Partners, LP, Santa Fe, NM                   Limited Term
                                           (private entity fund); Chairman              Municipal
                                           and CEO of Vestor Holdings,                  Fund, Inc.
                                           Inc., Santa Fe, NM (merchant                 (registered
                                           bank).                                       investment
                                                                                        company)

Forrest S.       Trustee       Trustee     Attorney in private practice   Ten           None
Smith, 73                      Since       and shareholder, Catron,
                               1987 (4)    Catron & Pottow (law firm),
                                           Santa Fe, New Mexico.

James W.         Trustee       Trustee     Chief Executive Officer and    Ten 	         None
Weyhrauch, 44                  Since       Vice Chairman, Nambe Mills, Inc.
                               1996 (4)    (manufacturer) Santa Fe, NM.


Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
____________________________________________________________________________________________________
Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------
Dawn B. Fischer, Secretary     Secretary   Vice President, Secretary and  Not           Not
56                             Since 1987  Managing Director, Thornburg   applicable    applicable
                               (6)         Investment Management, Inc.;
                                           Secretary, Thornburg Limited
                                           Term Municipal Fund, Inc.;
                                           Secretary, Thornburg Securities
                                           Corporation; Vice President,
                                           Daily Tax Free Income Fund, Inc.
                                           (registered investment company).

Steven J.        Vice          Vice        Vice President and Managing    Not           Not
Bohlin, 44       President     President   Director of Thornburg          applicable    applicable
                 Treasurer     Since 1987; Investment Management, Inc.;
                               Treasurer   Vice President of Thornburg
                               Since 1989  Limited Term Municipal Fund,
                               (6)         Inc.

George T.        Vice          Vice        Vice President and Managing    Not           Not
Strickland, 40   President     President   Director of Thornburg          applicable    applicable
                               Since       Investment Management, Inc.;
                               1999 (6)    Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. and Treasurer since 2003.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)

Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
36               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management, Inc.;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. since 1999.

Kenneth          Vice          Vice        Managing Director of Thornburg Not           Not
Ziesenheim, 49   President     President   Investment Management, Inc.;   applicable    applicable
                               Since 1995  President of Thornburg
                               (6)         Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc.

Alexander        Vice          Vice        Managing Director of Thornburg   Not        Not
Motola, 33       President     President   Investment Management, Inc.      applicable applicable
                               Since 2001  since 2000; Portfolio Manager
                               (6)         Insight Capital Research &
                                           Management, Inc., Walnut Creek,
                                           California 1995-2000.



Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)

Dale Van Scoyk,  Vice          Vice        Account Manager for Thornburg  Not           Not
56               President     President   Investment Management, Inc.    applicable    applicable
                               Since 1998  since 1997, and Vice President
                               (6)         and Managing Director since
                                           1999; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc. since 1999;
                                           National Account Manager for
                                           Heartland Funds 1993-1997.

Wendy Trevisani,  Vice         Vice        Associate of Thornburg         Not           Not
32                President    President   Investment Management, Inc.    applicable    applicable
                               Since 1999  since 1999 and Vice President
                               (6)         since 2000; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.
                                           1999-2002; Sales Representative,
                                           Solomon Smith Barney 1996-1999.

Joshua Gonze,     Vice         Vice        Associate (and since 1999 a    Not           Not
40                President    President   Vice President) of Thornburg   applicable    applicable
                               Since 2001  Investment Management, Inc.;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund, Inc.
                                           Since 2001.


Name, Address (1) Position(s)  Term of     Principal                      Number of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)

Brad Kinkelaar,   Vice         Vice        Assistant Portfolio Manager    Not           Not
35                President    President   of Thornburg Investment        applicable    applicable
                               Since 2001  Management, Inc. since 1999;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. 2001-2002; Equity
                                           Investment Analyst, State Farm
                                           Insurance Companies
                                           1996-1999.

Kerry D. Lee, 36  Vice         Vice        Associate of Thornburg         Not           Not
                  President    President   Investment Management, Inc.;   applicable    applicable
                               Since 1999  Vice President of Thornburg
                               (6)         Limited Term Municipal Fund,
                                           Inc. since 1999.

(1)     Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.

(2)     The Trust is organized as a Massachusetts business trust, and is currently comprised of ten separate investment "funds" or "portfolios".  The Trust's ten active funds are considered for certain regulatory purposes as parts of a "fund complex" with the two funds of Thornburg
        Limited Term Municipal Fund, Inc.  Thornburg Investment Management, Inc. is the investment adviser to, and manages, the twelve funds of the Trust and Thornburg Limited Term Municipal
        Fund, Inc.

(3)     Mr. Thornburg is considered an "interested" Trustee under the Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc.
        the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor for of shares for the Trust.

(4)     Each Trustee serves in office until the election and qualification of a successor.

(5)     Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg
        Investment Management, Inc.

(6)     The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.





Committees of the Trustees
--------------------------

        The Trustees have one standing committee, the audit committee, which is comprised of the four independent Trustees who are not interested persons, Mr. Smith (Chairman), Mr. Ater, Mr. Weyhrauch and Mr. Chase. The audit committee discharges its duties in accordance with an audit committee charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits,
(iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The committee held three meetings in the Trust's fiscal year ended September 30, 2002.

Compensation of Trustees
-------------------------

     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust pays each Director who is not an employee of Thornburg or an affiliated person an annual fee of $8,000 plus $1,000 for each meeting of the Trustees attended by the Trustee. In addition, the Trust pays a $4,000 annual stipend to each member of the audit committee, payable in quarterly installments, and reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee and the Trustee's spouse in connection with attending those meetings. The Trust does not pay retirement or pension benefits.


     The Trust paid fees to the Trustees during the year ended September 30, 2002 as follows:

                         Pension or
                         Retirement        Estimated     Total
           Aggregate     Benefits          Annual        Compensation
           Compensation  Accrued as        Benefits      from Trust and
Name of    from          Part of           Upon          Fund Complex
Trustee    Trust         Fund Expenses     Retirement    Paid to Trustee(1)
--------   ------------  -------------     ------------- ------------------
Garrett
Thornburg          0              0                   0             0

David A.
Ater         $16,000              0                   0       $16,000

David D.
Chase        $12,000              0                   0       $20,000


Forrest S.
Smith        $16,000              0                   0       $16,000

James W.
Weyhrauch    $16,000              0                   0       $16,000

Brian J.
McMahon            0              0                   0             0


(1) The Fund Complex includes the Company and the Trust. The Company comprises two separate series, Limited Term National Fund and Limited
     Term California Fund. The Trust consists of ten active series, five of which are described in this Statement of Additional Information, Intermediate National Fund, Government Fund, Income Fund, Value Fund, and International Value Fund. Mr. Chase is both a Director of the Company and a Trustee of the Trust.


Certain Ownership Interests of Trustees

Column (2) of the following table shows the dollar range of shares owned beneficially by each Trustee of the Trust's ten Funds as of December 31, 2001. Column (3) shows the dollar range of shares owned beneficially by each Trustee in all Funds of the 12 Funds of the Trust and Thornburg Limited Term Municipal Fund, Inc. overseen by the Trustee as of December 31, 2002. As of that date, two Trustees of the Trust also supervised Funds of Thornburg Limited Term Municipal Fund, Inc., Mr. Thornburg and Mr. Chase.




  (1)                        (2)                       (3)
Name of             Dollar Range of Equity   Aggregate Dollar Range of
Trustee             Securities in the Funds  Equity Securities in all
                    Of the Trust             Registered Investments
                                             Companies Overseen by Trustee
                                             in Family of Investment
                                             Companies
-----------------   -----------------------  -------------------------------
Garrett Thornburg   over $100,000            over $100,000

David A. Ater       $10,001 - $50,000        $10,001 - $50,001

David D. Chase      none                     over $100,000

Forrest S. Smith    $10,001 - $50,000        $10,001 - $50,000

James W. Weyhrauch  over $100,000            over $100,000

Brian J. McMahon    over $100,000            over $100,000




Personal Securities Transactions of Personnel

     The Company, the Trust, the investment adviser to the Company and the Trust, and the distributor for the Company and the Trust, and the distributor for the Company and the Trust, each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940. Specified personnel of the Company, Trust, investment adviser and distributor, including individuals engaged in investment management activities and others are permitted under the codes to make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must re port their investment activities to a compliance officer.


                        PRINCIPAL HOLDERS OF SECURITIES

Limited Term National Fund

     As of April 5, 2003, Limited Term National Fund had an aggregate of 98,029,807.285 shares outstanding, of which 14,644,249.742 were
Institutional Class shares. On August 5, 2003, the officers, Directors and related persons of Thornburg Limited Term Municipal Fund, Inc., as a group, held 212,117.915 Institutional Class shares of Limited Term National Fund, representing 1.45% of the Fund's outstanding Institutional Class shares.
On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Institutional Class shares:

                                      No. of             % of
Shareholder                           Shares        Shares in Class
-----------                           ------        ----------------
Charles Schwab & Co., Inc.            2,864,046.579    19.56%
101 Montgomery Street
San Francisco, CA 94104

Southwest Bank of Texas                 797,818.431     5.45%
5 Post Oak Park
4400 Post Oak Pkwy
Houston, TX 77027

Insink Partnership LTD                1,444,520.614     9.86%
3305 W. Spring Montana Rd.
Las Vegas, NV 89102


Limited Term California Fund

     As of August 5, 2003, Limited Term California Fund had an aggregate of 14,638,041.446 shares outstanding, of which 1,580,599.384 were Institutional Class shares. On August 5, 2003, the officers, Directors and related persons of Thornburg Limited Term Municipal Fund, Inc., as a group, held less than one percent of the outstanding Institutional Class shares of the Fund. On the same date, the following persons are known to have held of record or beneficially 5% of the outstanding Institutional Class shares of the Fund:

                                      No. of             % of
Shareholder                           Shares        Shares in Class
-----------                           ------        ---------------
Charles Schwab & Co., Inc.           906,998.535        57.38%
101 Montgomery Street
San Francisco, CA 94104

Merrill Lynch                        123,762.346         7.83%
4800 Deer Lake Drive
Jacksonville, FL 32246

Intermediate National Fund

     As of August 5, 2003, Intermediate National Fund had an aggregate of 34,775,791.233 shares outstanding, of which 1,389,827.322 were Institutional Class shares. On August 5, 2003, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 54,570.443 Institutional Class shares of Intermediate National Fund, representing 4.55% of the Fund's Institutional Class shares. As of the same date, the following persons were known to have held of record or beneficially 5% or more of Intermediate National Fund's outstanding Institutional Class shares:

                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------

Charles Schwab & Co., Inc.     403,894.302        29.06%
101 Montgomery Street
San Francisco

EDKCO                           87,711.674         6.31%
4550 Post Oak Place Dr.
Houston, TX 77027

Government Fund

     As of August 5, 2003, Government Fund had an aggregate of 19,179,188.915 shares outstanding, of which 922,829,436 were Institutional Class shares. On August 5, 2003, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 116,500.84 Institutional Class shares of Government Fund, representing 12.62% of the fund's Institutional Class shares. On the same date, the following persons were known to have held of record or beneficially 5% or more of the Fund's Institutional Class shares:

                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------

Thornburg Investment           115,923.064          12.56%
Management, Inc.
Profit Sharing Plan
119 East Marcy Street
Santa Fe, NM 87501

Charles Schwab & Co.           213,079.140          23.09%
101 Montgomery Street
San Francisco, CA 94101

Income Fund

     As of August 5, 2003, Income Fund had an aggregate of 22,128,960.506 shares outstanding, of which 4,396,497.815 were Institutional Class shares.
 On August 5, 2003, officers and Trustees of the Trust as a group, together with related persons, owned less than one percent of the Institutional Class shares of Income Fund. On the same date, the following person was known to have held of record or beneficially 5% or more of the Fund's Institutional Class shares:

                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------
Charles Schwab & Co.         1,383,090.823          31.46%
101 Montgomery Street
San Francisco, CA 94101


Value Fund

     As of August 5, 2003, Value Fund had an aggregate of 66,974,623.204 shares outstanding, of which 9,413,534.495 were Institutional Class shares.
 On August 5, 2003, the officers, Trustees and related persons of Thornburg Investment Trust, as a group, held 403,635.989 Institutional Class shares of Value Fund, representing 4.29% of the Fund's Institutional Class shares.
 On the same date, the following persons were known to have held of record or beneficially 5% or more of Value Fund's outstanding Institutional Class shares:

                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------
Charles Schwab & Co., Inc.        2,088,134.161    22.16%
101 Montgomery St.
San Francisco, CA 94104

Muir & Co. Trust Dept.              783,344.144     8.32%
P.O. Box 2479
San Antonio, TX 78298

Mac & Co.                         1,307,632.660    13.89%
P.O. Box 3198
Pittsburgh, PA 15230-3198


International Value Fund

     As of August 5, 2003, International Value Fund had an aggregate of 12,120,999.194 shares outstanding, 2,040,394.280 of which were Institutional Class shares. On August 5, 2003, officers, Trustees and related persons of Thornburg Investment Trust, as a group, owned 363,765.802 Institutional Class shares of International Value Fund, representing 17.83% of the Fund's outstanding shares. As of the same date, the following persons were known to have held of record or beneficially 5% or more of International Value Fund's outstanding institutional shares:

                                 No. of             % of
Shareholder                      Shares        Shares in Class
-----------                      ------        ---------------
Charles Schwab & Co., Inc.       541,792.128      26.55%
101 Montgomery St.
San Francisco, CA 94104

Firstar Bank                     328,087.065      16.08%
P.O. Box 1787
Milwaukee, WI

Garrett Thornburg                457,261.801      22.41% (1)
119 E. Marcy St.
Santa Fe, NM 87501

Dawn B. Fischer                  269,549.029      13.21% (2)
119 E. Marcy St.
Santa Fe, NM 87501

Thornburg Investment             178,538.160       8.75%
 Management, Inc.
119 E. Marcy St.
Santa Fe, NM 87501

Thornburg Investment             137,534.582       6.74%
 Management, Inc.
Profit Sharing Plan
119 E. Marcy St.
Santa Fe, NM 87501

Brian J. McMahon                 158,222.548       7.75% (3)
119 E. Marcy St.
Santa Fe, NM 87501

(1) Total includes 178,538.160 shares owned by Thornburg Investment Management, Inc., as to which Mr. Thornburg is controlling shareholder, 137,534.582 shares owned by the Thornburg Investment Management, Inc. Profit Sharing Plan, as to which Mr. Thornburg is a trustee and holds shared voting and investment powers, and 141,189.059 shares owned by the Garrett Thornburg Revocable Trust, as to which Mr. Thornburg is trustee.

(2) Total includes 111,326.481 shares owned by the Lloyd Thornburg Irrevocable Trust, as to which Ms. Fischer is trustee, 20,687.966 shares owned by the Thornburg Descendants Trust, as to which Ms. Fischer is a trustee, and 137,534.582 shares owned by the Thornburg Investment Management, Inc. Profit Sharing Plan, as to which Ms. Fischer is a trustee.

(3) Total includes 20,687.966 shares owned by the Thornburg Descendants Trust, as to which Mr. McMahon is a trustee, and 137,534.582 shares owned by the Thornburg Investment Management, Inc. Profit Sharing Plan, as to which Mr. McMahon is a trustee.

                            NET ASSET VALUE

     Each Fund will calculate the net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday.
 Under the Investment Company Act of 1940, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

                              DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Limited Term Municipal Fund, Inc., Thornburg Securities Corporation ("TSC") acts as principal underwriter in a continuous offering of Limited Term National Fund and Limited Term California Fund Institutional Class shares, and pursuant to a separate Distribution Agreement with Thornburg Investment Trust, TSC also acts as principal underwriter in a continuous offering of Institutional Class shares of Intermediate National Fund, Government Fund, Income Fund, Value Fund and International Value Fund. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Treasurer, a Director and Chairman of the Board of Thornburg Limited Term Municipal Fund, Inc. and a Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.


              ADDITIONAL INFORMATION RESPECTING PURCHASE
                        AND REDEMPTION OF SHARES

     To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder.
 They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

                        INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 is the independent accountant of the Funds.

                                   PART C
                             OTHER INFORMATION

Items 22 and 23.  Financial Statements and Exhibits.

        (a)   Financial Statements

        (i)    Thornburg Limited Term U.S. Government Fund (Class A,
               Class C and Class I shares),
        (ii)   Thornburg Limited Term Income Fund (Class A,
               Class C and Class I shares),
        (iii)  Thornburg Intermediate Municipal Fund (Class A,
               Class C and Class I shares),
        (iv) Thornburg New Mexico Intermediate Municipal Fund (Class A and Class D shares),
        (v) Thornburg Florida Intermediate Municipal Fund (Class A shares),
        (vi) Thornburg Value Fund (Class A, Class B, Class C and Class I shares),
        (vii) Thornburg International Value Fund (Class A, Class B, Class C and Class I shares),
        (viii) Thornburg Core Growth Fund (Class A and Class C shares)
        (ix)   Thornburg Investment Income Builder Fund (Class A and Class
               C Shares:
               (1) Reports of independent accountants dated November 8, 2002, Statements of Assets and Liabilities including Schedules of Investments as of September 30, 2002, Statements of Operations for the year ended September 30, 2002, Statements of Changes in Net Assets for the two years
               (or shorter period, if applicable) ended September 30, 2002, Notes to Financial Statements, and Financial Highlights are incorporated by reference to Registrant's 2002 Annual Reports to Shareholders in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate
               Municipal Fund, Thornburg New Mexico Intermediate
               Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund and Thornburg Core Growth Fund previously filed with the Securities and Exchange Commission;
               (2) Statements of Assets and Liabilities including Schedules of Investments as of March 31, 2003, Statements of Operations for the six months ended March 31, 2003 (period from December 24, 2002 to March 31, 2003 for Thornburg Investment Income Builder Fund), Statements of Changes in Net Assets for the period ended March 31, 2003, Notes to Financial Statements, and Financial Highlights, are incorporated by reference to Registrant's Semiannaul Reports to Shareholders, March 31, 2003, in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund and Thornburg Investment Income Builder Fund.
     (x) Thornburg New York Intermediate Municipal Fund (Class A shares): Report of independent accountants dated July 30, 2003, Statement of Assets and Liabilities including
               Schedule of Investments as of June 30, 2003, Statement of Operations for the period ended June 30, 2003, Statement of Changes in Net Assets for the period ended June 30, 2003, Notes to Financial Statements and Financial Highlights, are incorporated by reference to Registrant's Annual Report to Shareholders in respect of Thornburg New York Intermediate
               Municipal Fund previously filed with the Securities and Exchange Commission.


   (b)   Exhibits

     The following Exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed on June 12, 1987.

      (a) Limited Term Trust, Agreement and Declaration of Trust, dated June 3, 1987.

      (6)    Not applicable.

      (e)    Form of Agency Agreement.

      (h)    Form of Subscription to Shares by Thornburg Management
             Company, Inc.

     The following exhibits are incorporated herein by reference to Registrant's pre-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987:

      (a) Thornburg Income Trust - First Amendment and Supplement to Agreement and Declaration of Trust, dated August 11, 1987.

      (g) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Custodian Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

      (h) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Transfer Agency Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

     The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on March 3, 1988:

      (a) Thornburg Income Trust-Second Amendment and Supplement to Agreement and Declaration of Trust, dated October 28, 1987.

     The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 7 to its Registration Statement on Form N-1A as filed on April 19, 1991:

      (q)    Powers of Attorney from Messrs. Smith and Thornburg.

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992:

      (h)    Form of Subscription to Shares

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 13 to its Registration Statement on Form N-1A as filed on December 3, 1993:

      (a) Thornburg Income Trust -- Third, Fourth, Fifth, Sixth and Seventh Amendments and Supplements to Agreement and Declaration of Trust

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 14 to its Registration Statement on Form N-1A as filed on May 13, 1994:

      (9)    Power of attorney (B. McMahon)

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A as filed on July 27, 1994:

      (a) Thornburg Income Trust Amended and Restated Designation of Series.

      (m.1)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Distribution Plan)

      (m.2)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Distribution Plan)

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 18 to its Registration Statement on Form N-1A as filed on December 3, 1994:

      (m)    Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Service Plan)

      (m.1)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Service Plan)

     The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A as filed on July 5, 1995:

      (a.1)  Thornburg Income Trust - Ninth Amendment and
             Supplement to Agreement and Declaration of Trust

      (a.2)  Thornburg Income Trust - Tenth Amendment and
             Supplement to Agreement and Declaration of Trust

      (15.2) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Class B Distribution Plan) - Thornburg Value Fund

      (q)    Power of attorney from David A. Ater

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A as filed on October 2, 1995:

      (a) Thornburg Income Trust - Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A as filed on May 6, 1996:

      (a)    First Supplement to Amended and Restated Designation of Series

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 27 to its Registration Statement on Form N-1A as filed on August 30, 1996:

      (h)    Form of Administrative Services Agreement

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A as filed on March 14, 1997:

      (a.1) Eleventh Amendment and Supplement to Agreement and Declaration of Trust

      (a.2) Twelfth Amendment and Supplement to Agreement and Declaration of Trust

      (q)    Power of attorney from Brian J. McMahon

      (q)    Power of attorney from James W. Weyhrauch

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A as filed on February 17, 1998:

      (d)    Amended and Restated Investment Advisory Agreement

      (h)    Administrative Services Agreement (Class A and Class C shares)

      (h)    Administrative Services Agreement (Class I Shares)

      (r)    Memorandum of Reimbursement

      (m.1) Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan - Classes A, C and I)

      (m.2) Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C)

     The following exhibit is incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A as filed on March 10, 1998:

      (a)    Thirteenth Amendment and Supplement to Agreement and
             Declaration of Trust

     The following exhibits are incorporated by reference from Registrant's post-effective amendment No. 42 to its Registration Statement on Form N-1A as filed on August 31, 2000:

     (e)    Thornburg Investment Trust Amended Distribution Agreement
            (April 4, 2000)

     (m) Amended Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class B)(April 4, 2000)

     (p.1)  Thornburg Investment Trust Code of Ethics (revised June 1,
            2000)

     The following exhibit is incorporated by reference from Registrant's post-effective amendment No. 43 to its Registration Statement on Form N-1A filed on October 13, 2000;

     (a) Fourteenth Amendment and Supplement to Agreement and Declaration of Trust

     The following exhibits are incorporated by reference from the resistrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A as filed on January 29, 2001:

     (a) Fifteenth Amendment and Supplement to Agreement and Declaration of Trust

     (q.1)  Power of Attorney of David D. Chase

     (q.2)  Consent of Person About to Become Trustee (David D. Chase)

     The following exhibits are incorporated by reference from the registrant's post-effective amendment no. 45 to its Registration Statement on Form N-1A as filed on August 25, 2001:

     (g)    Amendment to Custodian Contract, July 2, 2001.

     (p) Thornburg Investment Management, Inc./Thornburg Securities Corporation Code of Ethics (revised June, 2001).

     The following exhibit is incorporated by reference from the registrant's post-effective amendment no. 49 to its Registration Statement on Form N-1A as filed on November 30, 2001:

     (o)    Thornburg Investment Trust Plan for Multiple Class
            Distribution, July 1, 1996 (as revised to September 6, 2001)

The following exhibits are incorporated by reference from the registrant's post-effective amendment no. 51 to its Registration Statement on Form N-1A as filed on October 17, 2002:

     (a.1) Sixteenth Amendment and Supplement to Agreement and Declaration of Trust

     (a.2)  Seventeenth Amendment and Supplement to Agreement and
            Declaration of Trust

The following exhibit is incorporated by reference from the registrant's post-effective amendment no. 53 to its Registration Statement on Form N-1A as filed on May 1, 2003:

     (q)    Power of Attorney of Steven J. Bohlin

The following exhibits are incorporated by reference from the registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A as filed on June 27, 2003:

     (a) Thornburg Investment Trust Second Supplement to Amended and Restated Designation of Series (as corrected)

     (b)    Amended By-Laws of Thornburg Investment Trust (May 20, 2003)

     (m) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class R-1)

The following exhibit is incorporated by referenced from the registrant's post-effective amendment no. 55 to its Registration Statement on Form N-1A as filed on July 30, 2003:

     (n)    Thornburg Investment Trust Plan for Multiple Class
            Distribution, July 1, 1996 (as revised to May 20, 2003)

The following exhibits are filed herewith:

     (j.1)  Consent of Counsel

     (j.2)  Consent of Independent Accountants


Item 24.  Persons Controlled By or Under Common Control With Registrant.

          Not applicable.

Item 25.  Indemnification.

      (1) Please see Section 10.2 of the Agreement and Declaration of Trust filed as Exhibit a. Section 10.2 generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

      (2) Please see Section 8 of the Distribution Agreement filed as Exhibit (e). Section 7 generally provides that the Trust will indemnify Thornburg Securities Corporation (TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

      (3) The directors and officers of Thornburg Investment Management, Inc. (Thornburg) are insured, and it is intended that the Trustees and officers of the Trust will become insured, under a joint professional and directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers Thornburg, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser.   See
"MANAGEMENT" in the Statement of Additional Information.

Item 27.   Principal Underwriters.

     (a) The principal underwriter for the Registrant will be Thornburg Securities Corporation ("TSC"). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. TSC was formed for the primary purpose of distributing the shares of the Registrant's series and other registered investment companies sponsored by its affiliates.

     (b) The address of each of the directors and officers of TSC is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

                              Positions and            Positions and
                              Offices                  Offices
Name                          with TSC                 with Registrant
----------------------        --------------           --------------------
Garrett Thornburg             Director                 Trustee; President
Kenneth Ziesenheim            President                Vice President
Dawn B. Fischer               Secretary                Secretary and
                                                       Assistant Treasurer
     (c)  Not applicable.

Item 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 29.  Management Services.

     The Registrant and Thornburg Investment Management, Inc. ("Thornburg") have agreed that Thornburg will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time. The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by Thornburg will be superior to that previously provided by the transfer agent because Thornburg will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and Thornburg's management,
(ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and
(iii) Thornburg will not receive any profit from providing this service. The Registrant will reimburse Thornburg for a portion of the depreciation on certain telephone answering equipment purchased by Thornburg to render the described services. The Registrant paid $31,519 to Thornburg under the described arrangements in the most recent fiscal year ended September 30, 2002. It is not believed that these arrangements constitute a management-related services agreement.

Item 30.  Undertakings.
          None

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on August 27, 2003.


THORNBURG INVESTMENT TRUST
Registrant

By               *
     ------------------------------------
     Brian J. McMahon, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *
------------------------------------------
Brian J. McMahon, Trustee, President and principal executive officer


                 *
------------------------------------------
Steven J. Bohlin,
Vice President, Treasurer and principal financial and accounting officer


                 *
------------------------------------------
Garrett Thornburg, Trustee

                 *
------------------------------------------
David D. Chase, Trustee

                 *
------------------------------------------
David A. Ater, Trustee

                 *
------------------------------------------
Forrest S. Smith, Trustee

                 *
------------------------------------------
James W. Weyhrauch, Trustee


* By: /s/  Charles W.N. Thompson, Jr.
     --------------------------------              Dated:
      Charles W.N. Thompson, Jr.                   August 27, 2003

                             INDEX TO EXHIBITS
Exhibit
Number      Exhibit
-------     -------

     (j.1)  Consent of Counsel

     (j.3)  Consent of Independent Accountants




                                EXHIBIT (j.1)

   WHITE                                      Attorneys and Counselors at Law
KOCH, KELLY                      John F. McCarthy, Jr.
     &                               Benjamin Phillips
   McCARTHY                         Albert V. Gonzales
A Professional Association        C.W.N. Thompson, Jr.
                                      M. Karen Kilgore           Suzanne Odom
                                      Sandra J. Brinck
                                         Aaron J. Wolf
                                         Mary E. Walta
                                       Rebecca Dempsey        Special Counsel
                                        John M. Hickey          Paul L. Bloom
                             Julia Wittenberger-Wagner
                                         Julia B. Rose

                                 August 27, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549             VIA EDGAR FILING

     Re:  Thornburg Investment Trust
     Registration Number Under the Securities Act of 1933: 033-14905 Registration Number Under the Investment Company Act of 1940: 811-05201

Ladies and Gentlemen:

	We hereby consent to the references made to this firm in the post-effective amandment no. 56 to the registration statement of Thornburg Investment Trust and the prospectus which are a part of that registration statement. In giving this consent, we do not admit that we are in the cateogry of perosns whose consent is required under Section 7 of the Securities Act of 1933.

                              Very truly yours,

                              /S/ Charles W.N. Thompson, Jr.

                              CHARLES W. N. THOMPSON, JR.




433 Paseo de Peralta        Post Office Box 787    Telephone (505) 982-4374
Santa Fe, NM  87501        Santa Fe, NM 87504-0787       Fax (505) 984-8631
                            e-mail cwnt@wkkm.com




                               EXHIBIT j.2

                    CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of (i) our reports dated July 30, 2003, relating to the financial statements and financial highlights which appear in the June 30, 2003 Annual Reports to Shareholders of California Portfolio and National Portfolio series of Thornburg Limited Term Municipal Fund, Inc., (ii) our report dated July 30, 2003, relating to the financial statements and financial highlights which appear in the June 30, 2003 Annual Reports to Shareholders of Thornburg New York Intermediate Municipal Fund series of Thornburg Investment Trust and (iii) our reports dated November 8, 2002, relating to the financial statements and financial highlights which appear in the September 30, 2002 Annual Reports to Shareholders of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund (formerly Thornburg Global Value Fund), and Thornburg Core Growth Fund series of Thornburg Investment Trust, which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights" and "Independent Accountants" in such Registration Statement.

/s/ PricewaterhouseCoopers LLP

New York, New York,
August 27, 2003